UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2003

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Aggressive Growth Portfolio

Annual Report

December 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Summary	<Click Here>	A summary of the fund's investments at period end.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Aggressive Growth Portfolio

Fidelity Variable Insurance Products: Aggressive Growth Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2003	Past 1 year	Life of fund A
Fidelity® VIP: Aggressive Growth - Initial Class	30.58%	-7.50%
Fidelity VIP: Aggressive Growth - Service Class	30.48%	-7.42%
Fidelity VIP: Aggressive Growth - Service Class 2	30.28%	-7.77%

A From December 27, 2000.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Aggressive Growth Portfolio - Initial Class on December 27, 2000, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Growth Index did over the same period.

Annual Report

Fidelity Variable Insurance Products: Aggressive Growth Portfolio

Management's Discussion of Fund Performance

Comments from Rajiv Kaul, Portfolio Manager of Fidelity® Variable Insurance Products: Aggressive Growth Portfolio

U.S. equity markets snapped a three-year losing streak in 2003, rebounding on the strength of the lowest interest rates in decades, improved corporate profits and a resurgent economy. For the year overall, the Standard & Poor's 500SM Index gained 28.69%, the Dow Jones Industrial AverageSM rose 28.14% and the NASDAQ Composite® Index advanced 50.77%. Small-cap stocks led the charge, particularly lower-quality issues in cyclical industries such as biotechnology and the Internet. As a result, the Russell 2000® Index had its best calendar year ever, climbing 47.25%. The start of the year gave little indication of the strong performance to come, as the hangover of corporate governance scandals and an impending war with Iraq clouded the outlook for 2003. However, investors were encouraged by solid gross domestic product (GDP) growth in the first two quarters of 2003, and what seemed to be a quick resolution to the Iraqi conflict. Federal tax cuts and a boom in mortgage refinancing further boosted the markets and put more discretionary income in consumers' pockets. In the third quarter, GDP growth grew 8.2%, its highest level since 1984.

For the 12 months ending December 31, 2003, the fund trailed the Russell Midcap® Growth Index and the LipperSM Variable Annuity Mid-Cap Funds Average, which returned 42.71% and 35.40%, respectively. Stock selection in health care equipment and services, a relatively large cash position for much of the period and a cautious stance toward technology stocks worked against the fund's performance. On the positive side, an underweighting in commercial services and supplies was helpful. Biotechnology holding Genentech was the fund's strongest contributor. The stock benefited from improving prospects for the Food and Drug Administration's approval of Avastin, the company's treatment for colorectal cancer. Intel also was one of the fund's top contributors, buoyed by the rapid adoption of the company's new Centrino chipset for wireless computing. Biotech stock Amgen was our largest detractor on a relative basis. Amgen was hurt by concerns about possible cutbacks in Medicare reimbursement for Epogen, its medication for kidney dialysis patients. Also undermining performance versus the index was oil services provider Weatherford International, which suffered as energy exploration companies maintained a cautious stance, focusing on strengthening their balance sheets rather than funding new projects.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Variable Insurance Products: Aggressive Growth Portfolio

Investment Summary

Top Five Stocks as of December 31, 2003
% of fund's net assets
Genentech, Inc.	3.2
Lexmark International, Inc. Class A	2.1
Microchip Technology, Inc.	1.8
Cisco Systems, Inc.	1.7
Biomet, Inc.	1.7
10.5
Top Five Market Sectors as of December 31, 2003
% of fund's net assets
Information Technology	27.4
Health Care	26.5
Consumer Discretionary	19.0
Industrials	8.5
Consumer Staples	4.3
Asset Allocation as of December 31, 2003
% of fund's net assets*
Stocks	96.9%
Short-Term Investments and Net Other Assets	3.1%

* Foreign investments	4.7%

Annual Report

Fidelity Variable Insurance Products: Aggressive Growth Portfolio

Investments December 31, 2003

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 19.0%
Auto Components - 0.3%
Gentex Corp.	300	$ 13,248
Lear Corp.	200	12,266
		25,514
Automobiles - 0.3%
Harley-Davidson, Inc.	550	26,142
Hotels, Restaurants & Leisure - 5.7%
Brinker International, Inc. (a)	1,380	45,761
California Pizza Kitchen, Inc. (a)	530	10,669
Darden Restaurants, Inc.	1,730	36,399
Harrah's Entertainment, Inc.	380	18,913
Hilton Hotels Corp.	1,400	23,982
International Game Technology	1,950	69,615
Mandalay Resort Group	160	7,155
Marriott International, Inc. Class A	470	21,714
McDonald's Corp.	1,200	29,796
Outback Steakhouse, Inc.	370	16,358
Starbucks Corp. (a)	3,140	103,808
Station Casinos, Inc.	400	12,252
Sunterra Corp. (a)	300	3,330
The Cheesecake Factory, Inc. (a)	630	27,739
Wendy's International, Inc.	300	11,772
Yum! Brands, Inc. (a)	1,840	63,296
		502,559
Household Durables - 1.1%
Black & Decker Corp.	560	27,619
Harman International Industries, Inc.	360	26,633
Maytag Corp.	580	16,153
Mohawk Industries, Inc. (a)	240	16,930
Ryland Group, Inc.	100	8,864
		96,199
Internet & Catalog Retail - 0.1%
Overstock.com, Inc. (a)	300	5,958
Leisure Equipment & Products - 0.4%
Brunswick Corp.	200	6,366
Mattel, Inc.	900	17,343
Polaris Industries, Inc.	100	8,858
		32,567
Media - 2.9%
Cablevision Systems Corp. - NY Group Class A (a)	1,570	36,722
E.W. Scripps Co. Class A	420	39,539
Entercom Communications Corp. Class A (a)	120	6,355
Fox Entertainment Group, Inc. Class A (a)	1,400	40,810
Gannett Co., Inc.	230	20,507
Getty Images, Inc. (a)	370	18,548
Lamar Advertising Co. Class A (a)	200	7,464
Pixar (a)	300	20,787

	Shares	Value (Note 1)
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	100	$ 1,616
Radio One, Inc. Class D (non-vtg.) (a)	300	5,790
The New York Times Co. Class A	400	19,116
Viacom, Inc. Class B (non-vtg.)	500	22,190
Westwood One, Inc. (a)	550	18,816
		258,260
Multiline Retail - 1.0%
99 Cents Only Stores (a)	100	2,723
Big Lots, Inc. (a)	660	9,379
Dollar General Corp.	400	8,396
Dollar Tree Stores, Inc. (a)	1,030	30,962
Family Dollar Stores, Inc.	850	30,498
Tuesday Morning Corp. (a)	300	9,075
		91,033
Specialty Retail - 6.4%
Abercrombie & Fitch Co. Class A (a)	500	12,355
AutoZone, Inc. (a)	590	50,274
Chico's FAS, Inc. (a)	1,000	36,950
Christopher & Banks Corp.	780	15,233
Circuit City Stores, Inc.	400	4,052
Foot Locker, Inc.	200	4,690
Hot Topic, Inc. (a)	840	24,746
Jo-Ann Stores, Inc. (a)	200	4,080
Michaels Stores, Inc.	770	34,034
PETsMART, Inc.	1,590	37,842
Pier 1 Imports, Inc.	300	6,558
Ross Stores, Inc.	2,160	57,089
Select Comfort Corp. (a)	1,500	37,140
Staples, Inc. (a)	3,610	98,553
Talbots, Inc.	100	3,078
TJX Companies, Inc.	3,160	69,678
Weight Watchers International, Inc. (a)	1,000	38,370
Williams-Sonoma, Inc. (a)	880	30,598
		565,320
Textiles Apparel & Luxury Goods - 0.8%
Coach, Inc. (a)	1,490	56,248
Kenneth Cole Productions, Inc. Class A	140	4,116
NIKE, Inc. Class B	170	11,638
		72,002
TOTAL CONSUMER DISCRETIONARY		1,675,554
CONSUMER STAPLES - 4.3%
Beverages - 0.5%
Coca-Cola Enterprises, Inc.	410	8,967
Constellation Brands, Inc. Class A (a)	300	9,879
Pepsi Bottling Group, Inc.	800	19,344
PepsiCo, Inc.	150	6,993
		45,183
Food & Staples Retailing - 1.3%
CVS Corp.	1,210	43,705
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Performance Food Group Co. (a)	470	$ 17,000
Walgreen Co.	300	10,914
Whole Foods Market, Inc.	550	36,922
		108,541
Food Products - 1.7%
Dean Foods Co. (a)	1,780	58,509
Del Monte Foods Co. (a)	3,200	33,280
Hershey Foods Corp.	400	30,796
McCormick & Co., Inc. (non-vtg.)	700	21,070
Smithfield Foods, Inc. (a)	200	4,140
Wm. Wrigley Jr. Co.	30	1,686
		149,481
Household Products - 0.2%
Procter & Gamble Co.	200	19,976
Personal Products - 0.6%
Alberto-Culver Co. Class B	790	49,833
TOTAL CONSUMER STAPLES		373,014
ENERGY - 4.1%
Energy Equipment & Services - 2.3%
BJ Services Co. (a)	30	1,077
Cooper Cameron Corp. (a)	820	38,212
ENSCO International, Inc.	420	11,411
Halliburton Co.	200	5,200
Nabors Industries Ltd. (a)	290	12,035
Noble Corp. (a)	460	16,459
Patterson-UTI Energy, Inc. (a)	690	22,715
Smith International, Inc. (a)	1,020	42,350
Weatherford International Ltd. (a)	1,530	55,080
		204,539
Oil & Gas - 1.8%
Apache Corp.	91	7,380
Burlington Resources, Inc.	740	40,981
Devon Energy Corp.	124	7,100
EOG Resources, Inc.	260	12,004
Murphy Oil Corp.	440	28,736
Pioneer Natural Resources Co. (a)	1,110	35,442
Teekay Shipping Corp.	400	22,812
		154,455
TOTAL ENERGY		358,994
FINANCIALS - 3.6%
Capital Markets - 2.0%
Ameritrade Holding Corp. (a)	1,600	22,512
Bank of New York Co., Inc.	300	9,936
Eaton Vance Corp. (non-vtg.)	670	24,549
Federated Investors, Inc. Class B (non-vtg.)	1,070	31,415

	Shares	Value (Note 1)
Investors Financial Services Corp.	100	$ 3,841
Legg Mason, Inc.	400	30,872
Lehman Brothers Holdings, Inc.	170	13,127
SEI Investments Co.	300	9,141
T. Rowe Price Group, Inc.	260	12,327
Waddell & Reed Financial, Inc. Class A	530	12,434
		170,154
Commercial Banks - 1.3%
East West Bancorp, Inc.	400	21,472
Fifth Third Bancorp	460	27,186
North Fork Bancorp, Inc., New York	260	10,522
Popular, Inc.	300	13,482
Sumitomo Mitsui Financial Group, Inc.	2	10,711
Synovus Financial Corp.	1,130	32,680
		116,053
Real Estate - 0.0%
Catellus Development Corp.	12	289
Thrifts & Mortgage Finance - 0.3%
New York Community Bancorp, Inc.	740	28,157
TOTAL FINANCIALS		314,653
HEALTH CARE - 26.5%
Biotechnology - 8.2%
Affymetrix, Inc. (a)	100	2,461
Alkermes, Inc. (a)	200	2,700
Amylin Pharmaceuticals, Inc. (a)	600	13,332
Biogen Idec, Inc. (a)	2,112	77,679
Celgene Corp. (a)	620	27,912
Cephalon, Inc. (a)	300	14,523
Charles River Laboratories International, Inc. (a)	500	17,165
Genelabs Technologies, Inc. (a)	1,700	4,760
Genentech, Inc. (a)	2,980	278,827
Genzyme Corp. - General Division (a)	70	3,454
Harvard Bioscience, Inc. (a)	600	5,340
ICOS Corp. (a)	200	8,256
ImClone Systems, Inc. (a)	500	19,830
Invitrogen Corp. (a)	300	21,000
Medarex, Inc. (a)	500	3,115
MedImmune, Inc. (a)	2,300	58,420
Millennium Pharmaceuticals, Inc. (a)	4,200	78,414
Neurocrine Biosciences, Inc. (a)	50	2,727
Protein Design Labs, Inc. (a)	4,000	71,600
QIAGEN NV (a)	400	4,784
Trimeris, Inc. (a)	300	6,294
		722,593
Health Care Equipment & Supplies - 6.0%
Arthrocare Corp. (a)	400	9,800
Baxter International, Inc.	2,200	67,144
Beckman Coulter, Inc.	200	10,166
Becton, Dickinson & Co.	300	12,342
Biomet, Inc.	4,020	146,368
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
C.R. Bard, Inc.	450	$ 36,563
Cytyc Corp. (a)	500	6,880
DENTSPLY International, Inc.	875	39,524
Edwards Lifesciences Corp. (a)	1,200	36,096
I-Stat Corp. (a)	100	1,530
Inverness Medical Innovations, Inc. (a)	300	6,534
Medtronic, Inc.	1,440	69,998
ResMed, Inc. (a)	100	4,154
Steris Corp. (a)	100	2,260
Zimmer Holdings, Inc. (a)	1,080	76,032
		525,391
Health Care Providers & Services - 7.7%
Accredo Health, Inc. (a)	550	17,386
Aetna, Inc.	500	33,790
AmerisourceBergen Corp.	410	23,022
Andrx Corp. (a)	300	7,212
Apria Healthcare Group, Inc. (a)	500	14,235
Caremark Rx, Inc. (a)	4,780	121,077
Cerner Corp. (a)	200	7,570
Community Health Systems, Inc. (a)	1,140	30,301
Covance, Inc. (a)	300	8,040
Coventry Health Care, Inc. (a)	550	35,470
DaVita, Inc. (a)	100	3,900
HCA, Inc.	300	12,888
Health Management Associates, Inc. Class A	2,100	50,400
Henry Schein, Inc. (a)	300	20,274
Humana, Inc. (a)	400	9,140
IMS Health, Inc.	1,200	29,832
Inveresk Research Group, Inc. (a)	1,300	32,149
Laboratory Corp. of America Holdings (a)	280	10,346
Lincare Holdings, Inc. (a)	480	14,414
McKesson Corp.	760	24,442
Medco Health Solutions, Inc. (a)	19	646
PacifiCare Health Systems, Inc. (a)	100	6,760
Patterson Dental Co. (a)	160	10,266
Quest Diagnostics, Inc.	280	20,471
Renal Care Group, Inc. (a)	500	20,600
Select Medical Corp.	580	9,442
Specialty Laboratories, Inc. (a)	200	3,358
Tenet Healthcare Corp. (a)	1,200	19,260
Triad Hospitals, Inc. (a)	360	11,977
UnitedHealth Group, Inc.	710	41,308
Universal Health Services, Inc. Class B	600	32,232
		682,208
Pharmaceuticals - 4.6%
Abbott Laboratories	330	15,378
Allergan, Inc.	780	59,912
Barr Laboratories, Inc. (a)	650	50,018

	Shares	Value (Note 1)
Elan Corp. PLC sponsored ADR (a)	300	$ 2,067
Endo Pharmaceuticals Holdings, Inc. (a)	300	5,778
Forest Laboratories, Inc. (a)	425	26,265
IVAX Corp. (a)	2,300	54,924
Johnson & Johnson	200	10,332
MGI Pharma, Inc. (a)	400	16,460
Mylan Laboratories, Inc.	1,175	29,681
Pharmaceutical Resources, Inc. (a)	360	23,454
Salix Pharmaceuticals Ltd. (a)	400	9,068
Schering-Plough Corp.	1,200	20,868
Sepracor, Inc. (a)	2,100	50,253
Watson Pharmaceuticals, Inc. (a)	700	32,200
		406,658
TOTAL HEALTH CARE		2,336,850
INDUSTRIALS - 8.5%
Aerospace & Defense - 1.1%
EADS NV	1,000	23,711
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	700	24,521
KVH Industries, Inc. (a)	100	2,747
Lockheed Martin Corp.	400	20,560
Northrop Grumman Corp.	170	16,252
Rockwell Collins, Inc.	300	9,009
		96,800
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	200	7,532
Building Products - 0.7%
American Standard Companies, Inc. (a)	520	52,364
Trex Co., Inc. (a)	100	3,798
		56,162
Commercial Services & Supplies - 4.3%
Avery Dennison Corp.	530	29,691
Career Education Corp. (a)	400	16,028
ChoicePoint, Inc. (a)	500	19,045
Cintas Corp.	870	43,613
Corinthian Colleges, Inc. (a)	200	11,112
DeVry, Inc. (a)	400	10,052
Education Management Corp. (a)	320	9,933
Equifax, Inc.	870	21,315
H&R Block, Inc.	1,140	63,122
Herman Miller, Inc.	360	8,737
HON Industries, Inc.	200	8,664
ITT Educational Services, Inc. (a)	300	14,091
Manpower, Inc.	70	3,296
Pitney Bowes, Inc.	1,260	51,181
Robert Half International, Inc. (a)	2,500	58,350
School Specialty, Inc. (a)	400	13,604
		381,834
Construction & Engineering - 0.1%
Granite Construction, Inc.	430	10,101
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - 0.1%
Cooper Industries Ltd. Class A	150	$ 8,690
Industrial Conglomerates - 0.7%
3M Co.	370	31,461
Tyco International Ltd.	1,120	29,680
		61,141
Machinery - 0.9%
AGCO Corp. (a)	840	16,918
Astec Industries, Inc. (a)	600	7,362
Ingersoll-Rand Co. Ltd. Class A	160	10,861
ITT Industries, Inc.	560	41,558
Pall Corp.	200	5,366
		82,065
Trading Companies & Distributors - 0.5%
Fastenal Co.	840	41,950
TOTAL INDUSTRIALS		746,275
INFORMATION TECHNOLOGY - 27.4%
Communications Equipment - 5.1%
3Com Corp. (a)	2,600	21,242
ADC Telecommunications, Inc. (a)	800	2,376
Advanced Fibre Communications, Inc. (a)	300	6,045
Alcatel SA sponsored ADR (a)	5,700	73,245
Arris Group, Inc. (a)	300	2,172
AudioCodes Ltd. (a)	1,530	15,973
Avaya, Inc. (a)	800	10,352
Avocent Corp. (a)	280	10,226
Brocade Communications Systems, Inc. (a)	1,110	6,416
CIENA Corp. (a)	2,100	13,944
Cisco Systems, Inc. (a)	6,200	150,598
Corning, Inc. (a)	3,700	38,591
Enterasys Networks, Inc. (a)	1,420	5,325
Extreme Networks, Inc. (a)	400	2,884
Finisar Corp. (a)	6,600	20,658
Foundry Networks, Inc. (a)	300	8,208
InterDigital Communication Corp. (a)	300	6,192
JDS Uniphase Corp. (a)	1,900	6,935
Marconi Corp. PLC (a)	2,970	31,395
Polycom, Inc. (a)	280	5,466
SeaChange International, Inc. (a)	300	4,620
Sycamore Networks, Inc. (a)	900	4,716
		447,579
Computers & Peripherals - 4.3%
Avid Technology, Inc. (a)	100	4,800
Diebold, Inc.	1,460	78,650
Electronics for Imaging, Inc. (a)	715	18,604
EMC Corp. (a)	468	6,047
Hewlett-Packard Co.	200	4,594
Hutchinson Technology, Inc. (a)	100	3,074

	Shares	Value (Note 1)
Lexmark International, Inc. Class A (a)	2,340	$ 184,018
Maxtor Corp. (a)	1,900	21,090
Seagate Technology	1,050	19,845
Sun Microsystems, Inc. (a)	6,470	29,050
Western Digital Corp. (a)	800	9,432
		379,204
Electronic Equipment & Instruments - 1.5%
Arrow Electronics, Inc. (a)	400	9,256
CDW Corp.	250	14,440
Celestica, Inc. (sub. vtg.) (a)	200	3,016
Flextronics International Ltd. (a)	2,100	31,164
Ingram Micro, Inc. Class A (a)	500	7,950
KEMET Corp. (a)	1,300	17,797
Solectron Corp. (a)	2,500	14,775
Symbol Technologies, Inc.	1,400	23,646
Vishay Intertechnology, Inc. (a)	600	13,740
		135,784
Internet Software & Services - 0.6%
Retek, Inc. (a)	634	5,884
Sina Corp. (a)	200	6,750
United Online, Inc. (a)	150	2,519
VeriSign, Inc. (a)	300	4,890
Vignette Corp. (a)	6,870	15,595
Vitria Technology, Inc. (a)	1,000	7,100
Yahoo!, Inc. (a)	200	9,034
		51,772
IT Services - 2.8%
Accenture Ltd. Class A (a)	400	10,528
Affiliated Computer Services, Inc. Class A (a)	680	37,033
Anteon International Corp. (a)	100	3,605
BearingPoint, Inc. (a)	400	4,036
Computer Sciences Corp. (a)	100	4,423
Concord EFS, Inc. (a)	3,000	44,520
DST Systems, Inc. (a)	300	12,528
First Data Corp.	770	31,639
Fiserv, Inc. (a)	590	23,311
Infosys Technologies Ltd. sponsored ADR	300	28,710
Iron Mountain, Inc. (a)	600	23,724
Paychex, Inc.	150	5,580
SunGard Data Systems, Inc. (a)	550	15,241
The BISYS Group, Inc. (a)	400	5,952
		250,830
Office Electronics - 0.7%
Xerox Corp. (a)	1,300	17,940
Zebra Technologies Corp. Class A (a)	662	43,937
		61,877
Semiconductors & Semiconductor Equipment - 6.8%
Advanced Micro Devices, Inc. (a)	300	4,470
Agere Systems, Inc. Class A (a)	4,831	14,735
Analog Devices, Inc.	400	18,260
Applied Materials, Inc. (a)	500	11,225
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cabot Microelectronics Corp. (a)	100	$ 4,900
Conexant Systems, Inc. (a)	9,090	45,177
Cypress Semiconductor Corp. (a)	400	8,544
Integrated Circuit Systems, Inc. (a)	400	11,396
Integrated Device Technology, Inc. (a)	900	15,453
Intel Corp.	320	10,304
KLA-Tencor Corp. (a)	380	22,295
Lam Research Corp. (a)	200	6,460
LSI Logic Corp. (a)	2,400	21,288
Microchip Technology, Inc.	4,850	161,796
Micron Technology, Inc. (a)	2,140	28,826
Mindspeed Technologies, Inc. (a)	263	1,802
National Semiconductor Corp. (a)	900	35,469
Novellus Systems, Inc. (a)	600	25,230
NVIDIA Corp. (a)	2,080	48,360
Photronics, Inc. (a)	1,600	31,872
PMC-Sierra, Inc. (a)	2,216	44,652
Rambus, Inc. (a)	200	6,140
Silicon Laboratories, Inc. (a)	80	3,458
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	32	328
Texas Instruments, Inc.	100	2,938
United Microelectronics Corp. sponsored ADR (a)	104	515
Varian Semiconductor Equipment Associates, Inc. (a)	300	13,107
		599,000
Software - 5.6%
Adobe Systems, Inc.	1,250	49,125
Amdocs Ltd. (a)	2,400	53,952
Autodesk, Inc.	200	4,916
BEA Systems, Inc. (a)	2,900	35,670
BMC Software, Inc. (a)	460	8,579
Cadence Design Systems, Inc. (a)	2,800	50,344
Citrix Systems, Inc. (a)	350	7,424
Cognos, Inc. (a)	100	3,054
E.piphany, Inc. (a)	800	5,768
Electronic Arts, Inc. (a)	1,000	47,780
i2 Technologies, Inc. (a)	3,900	6,474
Intuit, Inc. (a)	960	50,794
Jack Henry & Associates, Inc.	240	4,939
Manhattan Associates, Inc. (a)	100	2,764
Mercury Interactive Corp. (a)	500	24,320
Network Associates, Inc. (a)	440	6,618
Oracle Corp. (a)	700	9,240
Parametric Technology Corp. (a)	1,000	3,940
Red Hat, Inc. (a)	400	7,508

	Shares	Value (Note 1)
Siebel Systems, Inc. (a)	5,475	$ 75,938
Symantec Corp. (a)	820	28,413
VERITAS Software Corp. (a)	41	1,524
		489,084
TOTAL INFORMATION TECHNOLOGY		2,415,130
MATERIALS - 1.8%
Chemicals - 0.6%
Dow Chemical Co.	400	16,628
Ferro Corp.	500	13,605
International Flavors & Fragrances, Inc.	200	6,984
Olin Corp.	620	12,437
Praxair, Inc.	100	3,820
		53,474
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	70	3,288
Containers & Packaging - 0.7%
Owens-Illinois, Inc. (a)	660	7,847
Pactiv Corp. (a)	400	9,560
Sealed Air Corp. (a)	730	39,522
		56,929
Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc. Class B	690	29,070
Massey Energy Co.	570	11,856
United States Steel Corp.	200	7,004
		47,930
TOTAL MATERIALS		161,621
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.5%
Covad Communications Group, Inc. (a)	3,500	12,600
NTL, Inc. (a)	340	23,715
Qwest Communications International, Inc. (a)	2,410	10,411
		46,726
Wireless Telecommunication Services - 1.2%
Arch Wireless, Inc. Class A (a)	100	1,980
At Road, Inc. (a)	200	2,660
KDDI Corp.	3	17,276
MobilCom AG (a)	483	7,777
Nextel Communications, Inc. Class A (a)	2,700	75,762
		105,455
TOTAL TELECOMMUNICATION SERVICES		152,181
TOTAL COMMON STOCKS (Cost $7,153,712)		8,534,272
Money Market Funds - 6.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.07% (b) (Cost $567,561)	567,561	$ 567,561
Cash Equivalents - 0.3%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 0.81%, dated 12/31/03 due 1/2/04) (Cost $26,000)	26,001	26,000
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $7,747,273)		9,127,833
NET OTHER ASSETS - (3.6)%		(321,041)
NET ASSETS - 100%		$ 8,806,792
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $11,367,371 and $9,270,346, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $914 for the period.
Income Tax Information
At December 31, 2003, the fund had a capital loss carryforward of approximately $1,635,000 of which $191,000 and $1,444,000 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Aggressive Growth Portfolio

Fidelity Variable Insurance Products: Aggressive Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2003

Assets
Investment in securities, at value (including repurchase agreements of $26,000) (cost $ 7,747,273) - See accompanying schedule		$ 9,127,833
Cash		16
Receivable for investments sold		166,920
Receivable for fund shares sold		13,122
Dividends receivable		2,953
Interest receivable		423
Prepaid expenses		44
Receivable from investment adviser for expense reductions		17,177
Other receivables		1,563
Total assets		9,330,051

Liabilities
Payable for investments purchased	$ 465,748
Payable for fund shares redeemed	40
Accrued management fee	4,475
Distribution fees payable	1,470
Other affiliated payables	5,491
Other payables and accrued expenses	46,035
Total liabilities		523,259

Net Assets		$ 8,806,792
Net Assets consist of:
Paid in capital		$ 9,097,301
Undistributed net investment income		14,866
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,685,922)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,380,547
Net Assets		$ 8,806,792

Initial Class: Net Asset Value, offering price and redemption price per share ($907,476 ÷ 114,938 shares)		$ 7.90
Service Class: Net Asset Value, offering price and redemption price per share ($1,025,990 ÷ 129,494 shares)		$ 7.92
Service Class 2: Net Asset Value, offering price and redemption price per share ($6,873,326 ÷ 878,346 shares)		$ 7.83

Statement of Operations

	Year ended December 31, 2003

Investment Income
Dividends		$ 30,694
Interest		8,583
Total income		39,277

Expenses
Management fee	$ 42,657
Transfer agent fees	8,782
Distribution fees	13,656
Accounting fees and expenses	60,013
Non-interested trustees' compensation	27
Custodian fees and expenses	15,212
Audit	59,439
Legal	1,076
Miscellaneous	7,908
Total expenses before reductions	208,770
Expense reductions	(113,727)	95,043

Net investment income (loss)		(55,766)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	480,299
Foreign currency transactions	129
Futures contracts	34,908
Total net realized gain (loss)		515,336
Change in net unrealized appreciation (depreciation) on: Investment securities	1,391,670
Assets and liabilities in foreign currencies	(13)
Total change in net unrealized appreciation (depreciation)		1,391,657
Net gain (loss)		1,906,993
Net increase (decrease) in net assets resulting from operations		$ 1,851,227

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Aggressive Growth Portfolio

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2003	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (55,766)	$ (63,844)
Net realized gain (loss)	515,336	(1,488,256)
Change in net unrealized appreciation (depreciation)	1,391,657	(366,835)
Net increase (decrease) in net assets resulting from operations	1,851,227	(1,918,935)
Share transactions - net increase (decrease)	1,557,602	801,804
Total increase (decrease) in net assets	3,408,829	(1,117,131)

Net Assets
Beginning of period	5,397,963	6,515,094
End of period (including undistributed net investment income of $14,866 and undistributed net investment income of $15,623, respectively)	$ 8,806,792	$ 5,397,963
Other Information:
Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	11,342	4,373	340,232
Reinvested	-	-	-
Redeemed	(10,321)	(3,096)	(116,001)
Net increase (decrease)	1,021	1,277	224,231

Dollars Sold	$ 73,891	$ 29,803	$ 2,324,950
Reinvested	-	-	-
Redeemed	(66,540)	(19,968)	(784,534)
Net increase (decrease)	$ 7,351	$ 9,835	$ 1,540,416

Share Transactions	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
Shares Sold	55,910	137,311	771,955
Reinvested	-	-	-
Redeemed	(46,999)	(148,746)	(666,587)
Net increase (decrease)	8,911	(11,435)	105,368

Dollars Sold	$ 415,705	$ 1,087,968	$ 5,652,894
Reinvested	-	-	-
Redeemed	(342,688)	(1,150,185)	(4,861,890)
Net increase (decrease)	$ 73,017	$ (62,217)	$ 791,004

See accompanying notes which are an integral part of the financial statements.

Aggressive Growth Portfolio

Financial Highlights - Initial Class

Years ended December 31,	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.05	$ 8.22	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.06)	.03 H	- I
Net realized and unrealized gain (loss)	1.89	(2.11)	(1.82) H	.02
Total from investment operations	1.85	(2.17)	(1.79)	.02
Distributions from net investment income	-	-	(.01)	-
Net asset value, end of period	$ 7.90	$ 6.05	$ 8.22	$ 10.02
Total Return B,C,D	30.58%	(26.40)%	(17.89)%	.20%
Ratios to Average Net Assets G
Expenses before expense reductions	2.87%	2.51%	3.00%	146.41% A
Expenses net of voluntary waivers, if any	1.26%	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.20%	1.35%	1.45%	1.50% A
Net investment income (loss)	(.62)%	(.85)%	.34% H	5.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 907	$ 689	$ 864	$ 301
Portfolio turnover rate	150%	460%	526%	26% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

I Amount represents less than $.01 per share.

Financial Highlights - Service Class

Years ended December 31,	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.07	$ 8.25	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.07)	.02 H	- I
Net realized and unrealized gain (loss)	1.90	(2.11)	(1.78) H	.02
Total from investment operations	1.85	(2.18)	(1.76)	.02
Distributions from net investment income	-	-	(.01)	-
Net asset value, end of period	$ 7.92	$ 6.07	$ 8.25	$ 10.02
Total Return B,C,D	30.48%	(26.42)%	(17.59)%	.20%
Ratios to Average Net Assets G
Expenses before expense reductions	2.94%	2.56%	3.09%	146.53%A
Expenses net of voluntary waivers, if any	1.36%	1.60%	1.60%	1.60%A
Expenses net of all reductions	1.30%	1.45%	1.55%	1.60%A
Net investment income (loss)	(.72)%	(.96)%	.24% H	5.37%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,026	$ 779	$ 1,152	$ 301
Portfolio turnover rate	150%	460%	526%	26%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.01	$ 8.20	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.06)	(.08)	.01H	-I
Net realized and unrealized gain (loss)	1.88	(2.11)	(1.82)H	.02
Total from investment operations	1.82	(2.19)	(1.81)	.02
Distributions from net investment income	-	-	(.01)	-
Net asset value, end of period	$ 7.83	$ 6.01	$ 8.20	$ 10.02
Total ReturnB,C,D	30.28%	(26.71)%	(18.08)%	.20%
Ratios to Average Net AssetsG
Expenses before expense reductions	3.14%	2.74%	3.23%	146.63%A
Expenses net of voluntary waivers, if any	1.51%	1.75%	1.75%	1.75%A
Expenses net of all reductions	1.45%	1.60%	1.70%	1.75%A
Net investment income (loss)	(.87)%	(1.11)%	.09%H	5.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,873	$ 3,930	$ 4,500	$ 401
Portfolio turnover rate	150%	460%	526%	26%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Aggressive Growth Portfolio

Notes to Financial Statements

For the period ended December 31, 2003

1. Significant Accounting Policies.

Aggressive Growth Portfolio (the fund) is a fund of Variable Insurance Products Fund III (the trust) (referred to in this report as Fidelity Variable Insurance Products: Aggressive Growth Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, market discount, net operating losses, capital loss carryforwards, and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 1,490,271	|
Unrealized depreciation	(145,708)
Net unrealized appreciation (depreciation)	1,344,563
Capital loss carryforward	(1,635,067)

Cost for federal income tax purposes	$ 7,783,270

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .63% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies, for the distribution of shares and providing shareholder support services:

Service Class	$ 872	|
Service Class 2	12,784
	$ 13,656

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class pays a transfer agent fee excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets.

Aggressive Growth Portfolio

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class to FIIOC, including out-of-pocket expenses, were as follows:

Initial Class	$ 897	|
Service Class	800
Service Class 2	7,085
	$ 8,782

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $8,269 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Initial Class	1.50%-1.00%*	$ 12,398
Service Class	1.60%-1.10%*	13,833
Service Class 2	1.75%-1.25%*	83,511
		$ 109,742

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $3,985 for the period.

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 51% of the total outstanding shares of the fund and 2 unaffiliated shareholders were the owners of record of 46% of the total outstanding shares of the fund.

Annual Report

Independent Auditors' Report

To the Trustees of Variable Insurance Products Fund III and Shareholders of Aggressive Growth Portfolio:

We have audited the accompanying statement of assets and liabilities of Aggressive Growth Portfolio (the Fund), a fund of Variable Insurance Products Fund III, including the portfolio of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Aggressive Growth Portfolio as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 18, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-221-5207.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1994

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of VIP Aggressive Growth (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000), and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1994

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1994

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1994

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund III. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity Magellan Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Variable Insurance Products Fund III. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors (1998-1999) of Scudder Kemper Investments. In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Rajiv Kaul (32)

Year of Election or Appointment: 2003

Vice President of VIP Aggressive Growth. Mr. Kaul also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Kaul worked as a portfolio manager.

Eric D. Roiter (55)

Year of Election or Appointment: 2000

Secretary of VIP Aggressive Growth. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of VIP Aggressive Growth. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (45)

Year of Election or Appointment: 2002

President and Treasurer of VIP Aggressive Growth. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of VIP Aggressive Growth. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Aggressive Growth. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 2000 Assistant Treasurer of VIP Aggressive Growth. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of VIP Aggressive Growth. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of VIP Aggressive Growth. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of VIP Aggressive Growth. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Annual Report

Aggressive Growth Portfolio

Annual Report

Aggressive Growth Portfolio

Annual Report

Aggressive Growth Portfolio

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAG-ANN-0204
1.751800.103

Fidelity® Variable Insurance Products:

Balanced Portfolio

Annual Report

December 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Summary	<Click Here>	A summary of the fund's investments at period end.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Balanced Portfolio

Fidelity Variable Insurance Products: Balanced Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2003	Past 1 year	Past 5 years	Life of fund A
Fidelity ® VIP: Balanced - Initial Class	17.72%	1.14%	7.43%
Fidelity VIP: Balanced - Service Class B	17.53%	1.03%	7.33%
Fidelity VIP: Balanced - Service Class 2 C	17.41%	0.91%	7.26%

A From January 3, 1995.

B The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

C The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee). Returns from November 3, 1997 through January 12, 2000 are those of Service Class which reflects a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class, and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Balanced Portfolio - Initial Class on January 3, 1995, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index did over the same period.

Annual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Management's Discussion of Fund Performance

Comments from Louis Salemy, Lead Portfolio Manager of Fidelity® Variable Insurance Products: Balanced Portfolio

Equity markets snapped a three-year losing streak in 2003, rebounding amid historically low interest rates, improved corporate profits and a resurgent economy. Investors were encouraged by solid gross domestic product (GDP) growth in the first two quarters of 2003, and what seemed to be a quick end to the Iraqi conflict. Federal tax cuts and a boom in mortgage refinancing further boosted the markets, as did an astonishing 8.2% surge in third-quarter GDP growth. As a result of 2003's economic upturn, stocks soared: The Standard & Poor's 500SM Index gained 28.69%, the Dow Jones Industrial AverageSM rose 28.14% and the NASDAQ Composite® Index advanced 50.77%. Meanwhile, despite modestly higher interest rates, investment-grade bonds were up 4.10%, according to the Lehman Brothers® Aggregate Bond Index. Investors' renewed appetite for risk and higher yields helped all spread sectors outpace Treasuries, which returned only 2.24%. Corporates had a stellar year, particularly lower-quality issues, as the Lehman Brothers Credit Bond Index gained 7.70%. Increased volatility tempered mortgage securities, while heightened regulatory scrutiny curbed agency bond performance. Still, the Lehman Brothers Mortgage-Backed Securities and U.S. Agency indexes rose 3.07% and 2.59%, respectively.

During the past year, the fund modestly trailed both the Fidelity Balanced 60/40 Composite Index and the LipperSM Variable Annuity Balanced Funds Average, which returned 18.48% and 18.96%, respectively. The fund's equities contributed the most to absolute returns but were a drag on performance relative to its benchmarks. Our fixed-income investments, meanwhile, fared quite well on a relative basis. Specifically, we benefited from allocating part of the bond subportfolio to high-yield securities, which trounced investment-grade debt. Rebounding corporate bonds also helped our investment-grade holdings soundly beat the Lehman Brothers index. On the equity front, weak sector positioning more than offset good stock picking overall. Most of the shortfall versus the S&P 500® came in the second half of the period as I avoided surging technology stocks such as Intel. Overweighting weak telecommunication services stocks - most notably BellSouth - also hurt, as did retailers such as Kohl's. Conversely, I had some solid picks in the media group, led by large stakes in advertising giant Omnicom Group and satellite broadcaster EchoStar. Favoring market-sensitive financials such as Merrill Lynch also helped, as did underweighting the lagging large-cap drug stocks.

The views expressed in this statement reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Investment Summary

Top Five Stocks as of December 31, 2003
% of fund's net assets
Omnicom Group, Inc.	4.0
Gillette Co.	3.6
Morgan Stanley	3.3
BellSouth Corp.	3.3
Wells Fargo & Co.	2.9
17.1
Top Five Market Sectors as of December 31, 2003
% of fund's net assets
Financials	17.2
Consumer Discretionary	15.1
Consumer Staples	11.2
Telecommunication Services	6.6
Industrials	4.5
Asset Allocation as of December 31, 2003
% of fund's net assets*
Stocks	55.1%
Bonds	35.8%
Short-Term Investments and Net Other Assets	8.9%
Other Investments	0.2%
* Foreign investments	5.1%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable. The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed income central fund.

Annual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Investments December 31, 2003

Showing Percentage of Net Assets

Common Stocks - 55.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 12.3%
Hotels, Restaurants & Leisure - 0.4%
Carnival Corp. unit	21,100	$ 838,303
Starwood Hotels & Resorts Worldwide, Inc. unit	15,100	543,147
		1,381,450
Household Durables - 0.1%
Garmin Ltd.	3,800	207,024
Media - 9.7%
Comcast Corp. Class A (special) (a)	39,600	1,238,688
E.W. Scripps Co. Class A	55,400	5,215,356
EchoStar Communications Corp. Class A (a)	294,800	10,023,200
News Corp. Ltd. ADR	63,500	2,292,350
Omnicom Group, Inc.	158,600	13,850,527
Pegasus Communications Corp. Class A (a)	25,600	718,848
Tribune Co.	6,400	330,240
		33,669,209
Multiline Retail - 1.4%
Barneys, Inc. warrants 4/1/08 (a)	120	2,400
Dollar Tree Stores, Inc. (a)	32,200	967,932
Kohl's Corp. (a)	82,200	3,694,068
Nordstrom, Inc.	4,300	147,490
		4,811,890
Specialty Retail - 0.4%
Hollywood Entertainment Corp. (a)	114,200	1,570,250
Textiles Apparel & Luxury Goods - 0.3%
Liz Claiborne, Inc.	29,000	1,028,340
TOTAL CONSUMER DISCRETIONARY		42,668,163
CONSUMER STAPLES - 10.6%
Beverages - 0.8%
Anheuser-Busch Companies, Inc.	11,100	584,748
The Coca-Cola Co.	41,900	2,126,425
		2,711,173
Food & Staples Retailing - 3.3%
Costco Wholesale Corp. (a)	21,200	788,216
Sysco Corp.	27,500	1,023,825
Wal-Mart Stores, Inc.	132,900	7,050,345
Walgreen Co.	69,900	2,542,962
		11,405,348
Food Products - 0.6%
McCormick & Co., Inc. (non-vtg.)	62,400	1,878,240
Unilever PLC sponsored ADR	10,400	391,040
		2,269,280

	Shares	Value (Note 1)
Household Products - 1.6%
Colgate-Palmolive Co.	42,300	$ 2,117,115
Kimberly-Clark Corp.	55,800	3,297,222
		5,414,337
Personal Products - 3.6%
Gillette Co.	336,600	12,363,318
Tobacco - 0.7%
Altria Group, Inc.	45,950	2,500,599
TOTAL CONSUMER STAPLES		36,664,055
ENERGY - 2.7%
Oil & Gas - 2.7%
BP PLC sponsored ADR	63,600	3,138,660
Exxon Mobil Corp.	155,932	6,393,212
		9,531,872
FINANCIALS - 13.3%
Capital Markets - 7.1%
Goldman Sachs Group, Inc.	54,000	5,331,420
Merrill Lynch & Co., Inc.	134,800	7,906,020
Morgan Stanley	198,400	11,481,408
		24,718,848
Commercial Banks - 3.3%
Bank One Corp.	30,500	1,390,495
Wells Fargo & Co.	171,000	10,070,190
		11,460,685
Consumer Finance - 0.5%
American Express Co.	34,100	1,644,643
Insurance - 2.2%
Allstate Corp.	42,200	1,815,444
American International Group, Inc.	65,550	4,344,654
PartnerRe Ltd.	19,200	1,114,560
Travelers Property Casualty Corp. Class B	22,800	386,916
		7,661,574
Real Estate - 0.2%
Equity Office Properties Trust	28,000	802,200
TOTAL FINANCIALS		46,287,950
HEALTH CARE - 2.9%
Biotechnology - 0.5%
Amgen, Inc. (a)	29,400	1,816,920
Health Care Equipment & Supplies - 0.9%
Alcon, Inc.	20,800	1,259,232
Medtronic, Inc.	33,200	1,613,852
		2,873,084
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - 1.5%
Allergan, Inc.	16,500	$ 1,267,365
Pfizer, Inc.	113,600	4,013,488
		5,280,853
TOTAL HEALTH CARE		9,970,857
INDUSTRIALS - 3.8%
Aerospace & Defense - 1.1%
EADS NV	19,200	455,259
Lockheed Martin Corp.	19,500	1,002,300
Northrop Grumman Corp.	13,900	1,328,840
United Technologies Corp.	10,200	966,654
		3,753,053
Airlines - 0.8%
Continental Airlines, Inc. Class B (a)	97,900	1,592,833
MAIR Holdings, Inc. (a)	2,493	18,149
Northwest Airlines Corp. (a)	47,800	603,236
Southwest Airlines Co.	31,200	503,568
		2,717,786
Building Products - 0.1%
American Standard Companies, Inc. (a)	4,200	422,940
Commercial Services & Supplies - 0.3%
Avery Dennison Corp.	15,600	873,912
Industrial Conglomerates - 1.1%
General Electric Co.	122,600	3,798,148
Machinery - 0.0%
Illinois Tool Works, Inc.	2,100	176,211
Road & Rail - 0.4%
Union Pacific Corp.	19,900	1,382,652
TOTAL INDUSTRIALS		13,124,702
INFORMATION TECHNOLOGY - 3.7%
Communications Equipment - 1.2%
Cisco Systems, Inc. (a)	164,300	3,990,847
Nokia Corp. sponsored ADR	4,200	71,400
		4,062,247
Computers & Peripherals - 0.0%
Diebold, Inc.	300	16,161
Lexmark International, Inc. Class A (a)	2,400	188,736
		204,897
IT Services - 0.4%
Paychex, Inc.	39,600	1,473,120
Software - 2.1%
Microsoft Corp.	261,500	7,201,710
TOTAL INFORMATION TECHNOLOGY		12,941,974

	Shares	Value (Note 1)
MATERIALS - 0.1%
Chemicals - 0.1%
PPG Industries, Inc.	4,200	$ 268,884
Praxair, Inc.	800	30,560
		299,444
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 5.2%
BellSouth Corp.	403,900	11,430,370
SBC Communications, Inc.	113,970	2,971,198
Verizon Communications, Inc.	101,100	3,546,588
		17,948,156
Wireless Telecommunication Services - 0.0%
DigitalGlobe, Inc. (f)	163	163
TOTAL TELECOMMUNICATION SERVICES		17,948,319
UTILITIES - 0.5%
Electric Utilities - 0.5%
Entergy Corp.	32,900	1,879,577
FPL Group, Inc.	400	26,168
		1,905,745
TOTAL COMMON STOCKS (Cost $160,919,358)		191,343,081
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
CSC Holdings, Inc.:
(depositary shares) Series M, 11.125%	620	66,030
Series H, 11.75%	835	88,928
PRIMEDIA, Inc. Series D, 10.00%	80	7,760
		162,718
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $157,622)		162,718
Corporate Bonds - 13.2%
	Principal Amount
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. liquid yield option note 0% 8/1/20	$ 410,000	219,350
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Nextel Communications, Inc. 5.25% 1/15/10	150,000	152,250
TOTAL CONVERTIBLE BONDS		371,600
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - 13.1%
CONSUMER DISCRETIONARY - 2.8%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 7.2% 9/1/09	$ 150,000	$ 167,516
Dana Corp.:
6.25% 3/1/04	50,000	50,000
6.5% 3/1/09	30,000	31,200
9% 8/15/11	30,000	35,475
Keystone Automotive Operations, Inc. 9.75% 11/1/13 (f)	30,000	32,400
Navistar International Corp. 8% 2/1/08	35,000	35,875
Stoneridge, Inc. 11.5% 5/1/12	15,000	17,625
United Components, Inc. 9.375% 6/15/13	30,000	32,700
		402,791
Automobiles - 0.4%
Case New Holland, Inc. 9.25% 8/1/11 (f)	110,000	123,200
General Motors Corp.:
7.2% 1/15/11	500,000	549,743
8.25% 7/15/23	350,000	397,393
8.375% 7/15/33	120,000	139,298
		1,209,634
Hotels, Restaurants & Leisure - 0.5%
Bally Total Fitness Holding Corp.:
9.875% 10/15/07	70,000	63,175
10.5% 7/15/11	220,000	222,200
Domino's, Inc. 8.25% 7/1/11 (f)	40,000	43,200
Friendly Ice Cream Corp. 10.5% 12/1/07	170,000	176,163
Gaylord Entertainment Co. 8% 11/15/13 (f)	40,000	42,000
Herbst Gaming, Inc. 10.75% 9/1/08	60,000	67,500
Intrawest Corp. 7.5% 10/15/13 (f)	40,000	40,800
Mandalay Resort Group 6.5% 7/31/09	95,000	98,325
Mohegan Tribal Gaming Authority:
6.375% 7/15/09	80,000	82,200
8.375% 7/1/11	20,000	21,800
Morton's Restaurant Group, Inc. 7.5% 7/1/10 (f)	30,000	28,200
Penn National Gaming, Inc. 6.875% 12/1/11 (f)	110,000	109,175
Premier Parks, Inc. 9.75% 6/15/07	121,000	127,171
Six Flags, Inc.:
8.875% 2/1/10	30,000	30,788
9.625% 6/1/14 (f)	140,000	146,300
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	55,000	59,950
Tricon Global Restaurants, Inc. 7.65% 5/15/08	40,000	45,400
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	125,000	144,375

	Principal Amount	Value (Note 1)
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)	$ 29,000	$ 30,668
Wheeling Island Gaming, Inc. 10.125% 12/15/09	100,000	107,500
		1,686,890
Household Durables - 0.1%
Beazer Homes USA, Inc. 8.375% 4/15/12	20,000	22,050
D.R. Horton, Inc. 8.5% 4/15/12	10,000	11,350
Simmons Co. 7.875% 1/15/14 (f)	30,000	30,150
Standard Pacific Corp. 7.75% 3/15/13	150,000	159,750
Telex Communications, Inc. 11.5% 10/15/08 (f)	40,000	42,400
WCI Communities, Inc. 7.875% 10/1/13 (f)	40,000	42,200
William Lyon Homes, Inc. 10.75% 4/1/13	95,000	107,825
		415,725
Internet & Catalog Retail - 0.0%
J. Crew Operating Corp. 10.375% 10/15/07	120,000	123,600
Leisure Equipment & Products - 0.0%
The Hockey Co. 11.25% 4/15/09	100,000	114,500
Media - 1.5%
Advanstar Communications, Inc. 10.75% 8/15/10 (f)	40,000	43,300
AMC Entertainment, Inc.:
9.5% 3/15/09	35,000	36,050
9.875% 2/1/12	35,000	38,325
American Media Operations, Inc. 10.25% 5/1/09	60,000	63,750
AOL Time Warner, Inc. 7.625% 4/15/31	200,000	230,754
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	650,000	773,831
CBD Media LLC/ CBD Finance, Inc. 8.625% 6/1/11 (f)	20,000	21,850
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (d)	116,000	77,720
9.625% 11/15/09	270,000	236,925
Clear Channel Communications, Inc. 7.65% 9/15/10	200,000	234,108
Comcast Corp. 7.05% 3/15/33	150,000	163,172
Continental Cablevision, Inc. 9% 9/1/08	200,000	241,158
Corus Entertainment, Inc. 8.75% 3/1/12	240,000	264,000
Cox Communications, Inc. 7.125% 10/1/12	195,000	224,916
CSC Holdings, Inc.:
7.625% 4/1/11	170,000	176,800
7.875% 2/15/18	45,000	47,475
9.875% 2/15/13	125,000	130,000
Diamond Holdings PLC yankee 9.125% 2/1/08	50,000	51,750
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
EchoStar DBS Corp. 10.375% 10/1/07	$ 345,000	$ 378,206
LBI Media Holdings, Inc. 0% 10/15/13 (d)(f)	90,000	58,725
LBI Media, Inc. 10.125% 7/15/12	230,000	261,625
LodgeNet Entertainment Corp. 9.5% 6/15/13	20,000	21,800
News America Holdings, Inc.:
7.375% 10/17/08	200,000	228,185
7.75% 12/1/45	100,000	118,235
PEI Holdings, Inc. 11% 3/15/10	40,000	46,400
PRIMEDIA, Inc.:
7.625% 4/1/08	260,000	260,650
8.875% 5/15/11	15,000	15,600
Rogers Cablesystems Ltd. yankee 11% 12/1/15	10,000	11,600
Telewest PLC:
11% 10/1/07 (c)	30,000	18,900
yankee 9.625% 10/1/06 (c)	90,000	55,350
Time Warner, Inc. 6.625% 5/15/29	105,000	107,906
Videotron LTEE 6.875% 1/15/14 (f)	30,000	30,900
Vivendi Universal SA 6.25% 7/15/08 (f)	265,000	279,575
Yell Finance BV 0% 8/1/11 (d)	85,000	77,775
		5,027,316
Multiline Retail - 0.0%
Barneys, Inc. 9% 4/1/08	120,000	115,200
Specialty Retail - 0.2%
Asbury Automotive Group, Inc.:
8% 3/15/14 (f)	110,000	110,550
9% 6/15/12	15,000	15,900
Boise Cascade Corp.:
6.5% 11/1/10	60,000	62,400
7% 11/1/13	60,000	62,700
Gap, Inc. 10.55% 12/15/08	15,000	18,469
General Nutrition Centers, Inc. 8.5% 12/1/10 (f)	30,000	30,675
Reddy Ice Group, Inc. 8.875% 8/1/11 (f)	20,000	21,300
Sonic Automotive, Inc. 8.625% 8/15/13 (f)	60,000	63,600
United Auto Group, Inc. 9.625% 3/15/12	90,000	100,800
		486,394
TOTAL CONSUMER DISCRETIONARY		9,582,050
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Miller Brewing Co. 5.5% 8/15/13 (f)	210,000	214,545
Food & Staples Retailing - 0.2%
Kroger Co. 6.8% 4/1/11	195,000	218,239
Neighborcare, Inc. 6.875% 11/15/13 (f)	80,000	81,600
Rite Aid Corp.:
6% 12/15/05 (f)	35,000	35,000

	Principal Amount	Value (Note 1)
8.125% 5/1/10	$ 60,000	$ 63,900
9.5% 2/15/11	60,000	67,800
The Great Atlantic & Pacific Tea Co. 7.75% 4/15/07	120,000	111,000
		577,539
Food Products - 0.2%
Corn Products International, Inc. 8.25% 7/15/07	175,000	192,500
Del Monte Corp. 9.25% 5/15/11	145,000	159,500
Doane Pet Care Co.:
9.75% 5/15/07	125,000	112,500
10.75% 3/1/10	45,000	46,800
Hines Nurseries, Inc. 10.25% 10/1/11 (f)	20,000	21,800
Land O'Lakes, Inc.:
8.75% 11/15/11	40,000	34,000
9% 12/15/10 (f)	80,000	80,000
Michael Foods, Inc. 8% 11/15/13 (f)	30,000	31,350
United Agriculture Products, Inc. 8.25% 12/15/11 (f)	30,000	31,050
		709,500
Household Products - 0.0%
Fort James Corp. 6.875% 9/15/07	20,000	21,000
Johnsondiversey Holdings, Inc. 0% 5/15/13 (d)(f)	80,000	61,200
		82,200
Personal Products - 0.0%
Jafra Cosmetics International, Inc./Distribuidora Comercial Jafra SA de CV 10.75% 5/15/11	40,000	43,200
Revlon Consumer Products Corp. 12% 12/1/05	125,000	125,625
		168,825
Tobacco - 0.1%
Altria Group, Inc. 7% 11/4/13	175,000	186,689
Philip Morris Companies, Inc. 7.75% 1/15/27	275,000	296,716
		483,405
TOTAL CONSUMER STAPLES		2,236,014
ENERGY - 0.4%
Energy Equipment & Services - 0.1%
DI Industries, Inc. 8.875% 7/1/07	12,000	12,330
Grant Prideco, Inc. 9% 12/15/09	20,000	21,950
Hanover Compressor Co. 8.625% 12/15/10	30,000	31,275
Kinder Morgan, Inc. 6.5% 9/1/12	100,000	110,350
Seabulk International, Inc. 9.5% 8/15/13	60,000	62,400
Universal Compression, Inc. 7.25% 5/15/10	115,000	119,025
		357,330
Oil & Gas - 0.3%
Chesapeake Energy Corp. 7.5% 9/15/13	70,000	75,688
El Paso Production Holding Co. 7.75% 6/1/13 (f)	180,000	176,850
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
General Maritime Corp. 10% 3/15/13	$ 125,000	$ 141,250
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12	20,000	24,800
Nuevo Energy Co.:
9.375% 10/1/10	20,000	21,900
9.5% 6/1/08	13,000	13,650
Overseas Shipholding Group, Inc. 8.25% 3/15/13	110,000	117,700
Plains Exploration & Production Co. LP:
Series B, 8.75% 7/1/12	60,000	65,850
8.75% 7/1/12	50,000	54,875
Range Resources Corp. 7.375% 7/15/13	80,000	80,000
Teekay Shipping Corp. 8.875% 7/15/11	200,000	227,000
The Coastal Corp.:
6.375% 2/1/09	10,000	8,925
6.5% 5/15/06	25,000	23,938
6.5% 6/1/08	75,000	68,156
7.5% 8/15/06	80,000	77,700
7.75% 6/15/10	45,000	42,469
		1,220,751
TOTAL ENERGY		1,578,081
FINANCIALS - 3.8%
Capital Markets - 0.4%
Amvescap PLC yankee 6.6% 5/15/05	35,000	37,055
Credit Suisse First Boston (USA), Inc. 6.5% 1/15/12	200,000	222,604
Equinox Holdings Ltd. 9% 12/15/09 (f)	20,000	20,600
Goldman Sachs Group, Inc. 6.6% 1/15/12	410,000	458,187
J.P. Morgan Chase & Co. 5.35% 3/1/07	125,000	133,787
Merrill Lynch & Co., Inc.:
3.125% 7/15/08	105,000	103,152
4% 11/15/07	150,000	153,637
4.125% 1/15/09	50,000	50,547
Morgan Stanley:
5.3% 3/1/13	100,000	102,151
6.6% 4/1/12	160,000	178,694
		1,460,414
Commercial Banks - 0.3%
Bank of America Corp. 6.25% 4/15/12	125,000	137,797
Bank One NA, Chicago 3.7% 1/15/08	220,000	222,581
Chase Manhattan Corp. New 6.375% 4/1/08	75,000	82,647
Fleet Financial Group, Inc. 7.125% 4/15/06	140,000	154,274
Korea Development Bank 7.375% 9/17/04	60,000	61,743

	Principal Amount	Value (Note 1)
PNC Funding Corp. 5.75% 8/1/06	$ 155,000	$ 166,409
Popular North America, Inc. 6.125% 10/15/06	145,000	157,612
		983,063
Consumer Finance - 0.6%
American General Finance Corp.:
2.75% 6/15/08	20,000	19,253
5.875% 7/14/06	480,000	517,982
AmeriCredit Corp. 9.875% 4/15/06	25,000	25,938
Capital One Bank 4.875% 5/15/08	125,000	128,644
Ford Motor Credit Co. 7.375% 10/28/09	525,000	576,535
Household Finance Corp.:
6.375% 10/15/11	260,000	286,308
6.375% 11/27/12	50,000	54,853
7% 5/15/12	40,000	45,615
Household International, Inc. 8.875% 2/15/08	150,000	168,564
MBNA Corp.:
6.25% 1/17/07	120,000	130,643
7.5% 3/15/12	175,000	203,321
		2,157,656
Diversified Financial Services - 1.9%
Ahold Finance USA, Inc.:
6.25% 5/1/09	65,000	64,431
6.875% 5/1/29	50,000	44,500
8.25% 7/15/10	145,000	154,969
Alliance Capital Management LP 5.625% 8/15/06	150,000	159,894
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	115,000	104,075
6.977% 11/23/22	12,066	10,920
7.377% 5/23/19	104,326	74,072
7.379% 5/23/16	33,152	23,538
8.608% 10/1/12	75,000	68,625
10.18% 1/2/13	45,000	35,100
Arch Western Finance LLC 6.75% 7/1/13 (f)	125,000	127,500
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	120,000	129,300
CMS Energy X-TRAS pass thru trust certificates 7% 1/15/05	75,000	75,000
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18	7,926	6,499
6.9% 1/2/17	76,075	63,142
7.373% 12/15/15	96,389	82,895
7.568% 12/1/06	40,000	33,200
7.73% 9/15/12	30,423	25,555
8.312% 10/2/12	39,401	33,885
8.321% 11/1/06	10,000	9,750
8.388% 5/1/22	22,087	18,222
Couche Tard U.S. LP /Couche Tard Financing Corp. 7.5% 12/15/13 (f)	50,000	52,750
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	$ 20,000	$ 18,400
7.57% 11/18/10	45,000	46,617
7.779% 1/2/12	345,713	295,585
7.92% 5/18/12	50,000	45,271
Deutsche Telekom International Finance BV:
5.25% 7/22/13	90,000	90,920
8.75% 6/15/30	250,000	319,357
Dex Media West LLC/Dex Media West Finance Co.:
8.5% 8/15/10 (f)	40,000	44,600
9.875% 8/15/13 (f)	40,000	46,200
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	17,000	19,125
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (f)	90,000	90,900
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11 (f)	130,000	145,275
Huntsman Advanced Materials LLC 11% 7/15/10 (f)	40,000	43,900
Kraton Polymers LLC/Kraton Polymers Capital Corp. 8.125% 1/15/14 (f)	20,000	20,900
Level 3 Financing, Inc. 10.75% 10/15/11 (f)	80,000	84,800
MSW Energy Holding LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	20,000	21,800
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11 (f)	30,000	30,900
Nexstar Finance, Inc. 7% 1/15/14 (f)	40,000	40,200
NiSource Finance Corp. 7.875% 11/15/10	395,000	469,809
Northern Telecom Capital Corp. 7.875% 6/15/26	45,000	45,000
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	25,212	21,682
7.626% 4/1/10	21,579	18,342
7.67% 1/2/15	21,851	17,808
Pemex Project Funding Master Trust:
6.125% 8/15/08	400,000	420,000
7.875% 2/1/09 (i)	180,000	203,220
Petronas Capital Ltd. 7% 5/22/12 (f)	395,000	449,953
Power Contract Financing LLC 6.256% 2/1/10 (f)	90,000	92,700
Qwest Capital Funding, Inc.:
5.875% 8/3/04	120,000	120,300
7% 8/3/09	60,000	58,800
7.75% 8/15/06	270,000	279,450
Rabobank Capital Funding Trust II 5.26% 12/31/49 (f)(i)	215,000	215,298
Sensus Metering Systems, Inc. 8.625% 12/15/13 (f)	30,000	30,750
Sheridan Group, Inc. 10.25% 8/15/11 (f)	40,000	42,400

	Principal Amount	Value (Note 1)
Ship Finance International Ltd. 8.5% 12/15/13 (f)	$ 360,000	$ 360,000
Sprint Capital Corp. 6.875% 11/15/28	295,000	287,870
Suburban Propane Partners LP/Suburban Energy Finance Corp. 6.875% 12/15/13 (f)	30,000	30,300
Telecom Italia Capital 5.25% 11/15/13 (f)	250,000	250,498
Tom Brown, Inc./Tom Brown Resources Funding Corp. 7.25% 9/15/13	20,000	21,100
U.S. West Capital Funding, Inc. 6.375% 7/15/08	45,000	43,763
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (f)	110,000	128,425
Verizon Global Funding Corp. 7.25% 12/1/10	140,000	161,194
Western Financial Bank 9.625% 5/15/12	25,000	27,813
		6,599,047
Insurance - 0.1%
Principal Life Global Funding I:
5.125% 6/28/07 (f)	100,000	107,070
6.25% 2/15/12 (f)	85,000	92,582
		199,652
Real Estate - 0.3%
Boston Properties, Inc. 6.25% 1/15/13	125,000	134,130
BRE Properties, Inc. 5.95% 3/15/07	250,000	268,024
CenterPoint Properties Trust 6.75% 4/1/05	100,000	105,130
EOP Operating LP 7% 7/15/11	200,000	225,682
ERP Operating LP 7.1% 6/23/04	200,000	204,931
LNR Property Corp. 7.625% 7/15/13	50,000	52,000
ProLogis 6.7% 4/15/04	55,000	55,860
Senior Housing Properties Trust:
7.875% 4/15/15	40,000	42,000
8.625% 1/15/12	80,000	87,200
		1,174,957
Thrifts & Mortgage Finance - 0.2%
Countrywide Home Loans, Inc. 5.5% 8/1/06	170,000	181,587
Washington Mutual, Inc.:
4.375% 1/15/08	90,000	92,523
5.625% 1/15/07	250,000	269,441
		543,551
TOTAL FINANCIALS		13,118,340
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.0%
Kinetic Concepts, Inc. 7.375% 5/15/13 (f)	50,000	52,250
Health Care Providers & Services - 0.2%
AmeriPath, Inc. 10.5% 4/1/13	125,000	135,000
Fountain View, Inc. 9.25% 8/19/08 (e)	115,000	113,850
Genesis HealthCare Corp. 8% 10/15/13 (f)	20,000	20,800
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Mariner Health Care, Inc. 8.25% 12/15/13 (f)	$ 40,000	$ 40,500
National Nephrology Associates, Inc. 9% 11/1/11 (f)	30,000	31,350
Psychiatric Solutions, Inc. 10.625% 6/15/13	75,000	84,375
Rotech Healthcare, Inc. 9.5% 4/1/12	75,000	78,000
Tenet Healthcare Corp. 6.375% 12/1/11	25,000	23,875
		527,750
TOTAL HEALTH CARE		580,000
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.2%
BE Aerospace, Inc.:
8% 3/1/08	75,000	69,375
8.5% 10/1/10 (f)	20,000	21,400
8.875% 5/1/11	40,000	37,000
9.5% 11/1/08	10,000	9,800
Orbital Sciences Corp. 9% 7/15/11	60,000	64,200
Raytheon Co. 8.3% 3/1/10	250,000	299,977
Transdigm, Inc. 8.375% 7/15/11	40,000	42,600
		544,352
Airlines - 0.1%
Delta Air Lines, Inc.:
7.9% 12/15/09	10,000	8,200
8.3% 12/15/29	30,000	19,650
Northwest Airlines, Inc.:
7.875% 3/15/08	255,000	211,650
9.875% 3/15/07	30,000	27,600
		267,100
Building Products - 0.0%
FastenTech, Inc. 11.5% 5/1/11 (f)	50,000	53,500
Jacuzzi Brands, Inc. 9.625% 7/1/10 (f)	55,000	60,500
Nortek, Inc.:
9.125% 9/1/07	10,000	10,325
9.25% 3/15/07	20,000	20,600
		144,925
Commercial Services & Supplies - 0.0%
Allied Waste North America, Inc.:
7.625% 1/1/06	30,000	31,575
10% 8/1/09	10,000	10,850
American Color Graphics, Inc. 10% 6/15/10	85,000	86,488
Great Lakes Dredge & Dock Corp. 7.75% 12/15/13 (f)	30,000	30,900
		159,813
Electrical Equipment - 0.0%
General Cable Corp. 9.5% 11/15/10 (f)	30,000	32,400

	Principal Amount	Value (Note 1)
Industrial Conglomerates - 0.2%
Koppers, Inc. 9.875% 10/15/13 (f)	$ 30,000	$ 33,075
Tyco International Group SA yankee:
5.8% 8/1/06	55,000	58,163
6.375% 2/15/06	15,000	15,975
6.75% 2/15/11	400,000	437,000
7% 6/15/28	35,000	36,356
		580,569
Machinery - 0.2%
Cummins, Inc. 9.5% 12/1/10 (f)	50,000	57,500
Dresser, Inc. 9.375% 4/15/11	30,000	32,625
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	170,000	181,900
Terex Corp.:
7.375% 1/15/14 (f)	110,000	111,100
9.25% 7/15/11	195,000	214,500
		597,625
Marine - 0.0%
OMI Corp. 7.625% 12/1/13 (f)	40,000	40,200
Road & Rail - 0.0%
TFM SA de CV yankee:
10.25% 6/15/07	20,000	21,000
11.75% 6/15/09	60,000	61,350
		82,350
TOTAL INDUSTRIALS		2,449,334
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
L-3 Communications Corp. 6.125% 1/15/14 (f)	70,000	70,700
Marconi Corp. PLC 8% 4/30/08 (f)	70,000	71,400
Motorola, Inc. 6.5% 11/15/28	110,000	108,892
Nortel Networks Corp. 6.125% 2/15/06	80,000	80,800
Northern Telecom Ltd. yankee 6.875% 9/1/23	30,000	28,500
		360,292
Electronic Equipment & Instruments - 0.0%
Jabil Circuit, Inc. 5.875% 7/15/10	40,000	42,000
Solectron Corp. 7.375% 3/1/06	115,000	119,313
		161,313
IT Services - 0.1%
Dex Media, Inc.:
0% 11/15/13 (d)(f)	80,000	56,000
8% 11/15/13 (f)	150,000	157,500
Iron Mountain, Inc. 6.625% 1/1/16	210,000	204,750
		418,250
Office Electronics - 0.1%
Xerox Corp.:
7.125% 6/15/10	150,000	159,375
7.15% 8/1/04	5,000	5,113
7.2% 4/1/16	120,000	121,200
7.625% 6/15/13	70,000	74,900
		360,588
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.2%
AMI Semiconductor, Inc. 10.75% 2/1/13	$ 39,000	$ 46,410
Amkor Technology, Inc.:
7.75% 5/15/13	175,000	188,125
9.25% 2/15/08	20,000	22,750
10.5% 5/1/09	35,000	37,538
SCG Holding Corp./Semiconductor Components Industries LLC 12% 8/1/09	80,000	86,000
Semiconductor Note Partners Trust 0% 8/4/11 (f)	30,000	32,250
Viasystems, Inc. 10.5% 1/15/11 (f)	110,000	117,700
		530,773
TOTAL INFORMATION TECHNOLOGY		1,831,216
MATERIALS - 1.1%
Chemicals - 0.3%
Avecia Group PLC 11% 7/1/09	75,000	68,625
Berry Plastics Corp. 10.75% 7/15/12 (f)	60,000	69,000
Equistar Chemicals LP/Equistar Funding Corp.:
10.625% 5/1/11 (f)	90,000	99,000
10.625% 5/1/11	35,000	38,238
Geon Co. 6.875% 12/15/05	15,000	14,475
Huntsman International LLC 9.875% 3/1/09 (f)	60,000	65,700
Lyondell Chemical Co.:
9.625% 5/1/07	30,000	31,650
9.875% 5/1/07	55,000	57,750
11.125% 7/15/12	5,000	5,450
Methanex Corp. yankee 7.75% 8/15/05	155,000	163,525
Millennium America, Inc.:
9.25% 6/15/08	40,000	43,800
9.25% 6/15/08 (f)	30,000	32,850
Nalco Co. 7.75% 11/15/11 (f)	50,000	53,125
PolyOne Corp.:
8.875% 5/1/12	65,000	59,475
10.625% 5/15/10	35,000	35,000
Resolution Performance Products LLC:
8% 12/15/09 (f)	60,000	61,800
9.5% 4/15/10	35,000	35,875
13.5% 11/15/10	10,000	8,650
The Scotts Co. 6.625% 11/15/13 (f)	50,000	51,000
		994,988
Construction Materials - 0.0%
Texas Industries, Inc. 10.25% 6/15/11	140,000	161,000
Containers & Packaging - 0.4%
Anchor Glass Container Corp. 11% 2/15/13	60,000	69,750
Applied Extrusion Technologies, Inc. 10.75% 7/1/11	40,000	32,600
Blue Ridge Paper Products, Inc. 9.5% 12/15/08 (f)	55,000	55,550

	Principal Amount	Value (Note 1)
BWAY Corp. 10% 10/15/10	$ 40,000	$ 43,500
Crown Cork & Seal, Inc.:
7.375% 12/15/26	10,000	9,000
8% 4/15/23	45,000	41,850
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	130,000	131,300
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11	50,000	52,250
8.25% 5/15/13	105,000	113,925
8.75% 11/15/12	25,000	27,750
8.875% 2/15/09	185,000	201,650
Owens-Illinois, Inc.:
7.15% 5/15/05	45,000	46,350
7.35% 5/15/08	295,000	292,050
7.5% 5/15/10	20,000	20,450
7.8% 5/15/18	45,000	43,875
Sealed Air Corp.:
5.625% 7/15/13 (f)	30,000	30,699
6.875% 7/15/33 (f)	60,000	63,510
Sweetheart Cup Co., Inc. 9.5% 1/15/07 (f)	30,000	30,600
Tekni-Plex, Inc. 8.75% 11/15/13 (f)	115,000	119,744
		1,426,403
Metals & Mining - 0.1%
Compass Minerals International, Inc. 0% 12/15/12 (d)	80,000	63,200
Falconbridge Ltd. yankee 7.35% 6/5/12	100,000	112,946
Massey Energy Co. 6.625% 11/15/10 (f)	40,000	40,900
Steel Dynamics, Inc. 9.5% 3/15/09	35,000	38,500
		255,546
Paper & Forest Products - 0.3%
Buckeye Technologies, Inc. 8.5% 10/1/13	40,000	42,400
Georgia-Pacific Corp.:
7.375% 12/1/25	35,000	33,994
7.5% 5/15/06	120,000	126,600
8% 1/15/24 (f)	80,000	81,600
8.125% 5/15/11	120,000	132,150
8.875% 5/15/31	20,000	21,800
9.625% 3/15/22	25,000	26,000
International Paper Co.:
4.25% 1/15/09	35,000	35,143
5.5% 1/15/14	95,000	95,273
Millar Western Forest Products Ltd. 7.75% 11/15/13 (f)	20,000	20,750
Norske Skog Canada Ltd. 8.625% 6/15/11	150,000	156,000
Weyerhaeuser Co. 6.75% 3/15/12	100,000	109,094
		880,804
TOTAL MATERIALS		3,718,741
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.7%
ACC Escrow Corp. 10% 8/1/11 (f)	100,000	110,500
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T Corp. 8.75% 11/15/31	$ 150,000	$ 175,284
Cincinnati Bell, Inc. 8.375% 1/15/14 (f)	40,000	42,500
France Telecom SA:
9% 3/1/11	150,000	180,162
9.75% 3/1/31	200,000	265,735
MCI Communications Corp.:
7.125% 6/15/27 (c)	35,000	28,219
7.75% 3/15/24 (c)	10,000	8,100
7.75% 3/23/25 (c)	10,000	8,075
8.25% 1/20/23 (c)	25,000	20,125
Qwest Corp. 9.125% 3/15/12 (e)(f)	85,000	97,538
Qwest Services Corp.:
13% 12/15/07 (f)	45,000	52,650
13.5% 12/15/10 (f)	75,000	90,750
SBC Communications, Inc. 6.25% 3/15/11	180,000	197,040
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	120,000	130,064
Telefonica Europe BV 7.75% 9/15/10	200,000	237,447
TELUS Corp. yankee 7.5% 6/1/07	310,000	346,935
Triton PCS, Inc.:
8.75% 11/15/11	60,000	58,650
9.375% 2/1/11	280,000	281,400
Verizon New York, Inc. 6.875% 4/1/12	200,000	221,301
		2,552,475
Wireless Telecommunication Services - 0.6%
American Tower Corp. 9.375% 2/1/09	205,000	217,300
AT&T Wireless Services, Inc. 8.75% 3/1/31	290,000	357,810
Crown Castle International Corp.:
7.5% 12/1/13 (f)	150,000	151,500
9.375% 8/1/11	40,000	44,200
9.5% 8/1/11	155,000	168,950
10.75% 8/1/11	25,000	28,250
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	70,000	80,675
Dobson Communications Corp. 8.875% 10/1/13	70,000	71,400
Millicom International Cellular SA 10% 12/1/13 (f)	80,000	84,000
Nextel Communications, Inc.:
7.375% 8/1/15	250,000	267,500
9.375% 11/15/09	95,000	103,550
9.5% 2/1/11	50,000	56,750
Nextel Partners, Inc. 8.125% 7/1/11	80,000	84,800
Rogers Wireless, Inc. 9.625% 5/1/11	40,000	47,600
Western Wireless Corp. 9.25% 7/15/13	100,000	106,000
		1,870,285
TOTAL TELECOMMUNICATION SERVICES		4,422,760

	Principal Amount	Value (Note 1)
UTILITIES - 1.7%
Electric Utilities - 0.7%
Allegheny Energy Supply Co. LLC:
8.75% 4/15/12 (f)	$ 270,000	$ 256,013
10.25% 11/15/07 (f)	58,792	61,732
13% 11/15/07 (f)(i)	6,204	6,235
CMS Energy Corp.:
7.625% 11/15/04	150,000	154,500
7.75% 8/1/10 (f)	145,000	152,431
8.5% 4/15/11	85,000	91,269
8.9% 7/15/08	20,000	21,675
9.875% 10/15/07	115,000	127,506
Detroit Edison Co. 6.125% 10/1/10	165,000	181,016
Dominion Resources, Inc. 6.25% 6/30/12	160,000	173,539
Duke Capital Corp. 6.75% 2/15/32	210,000	212,067
Edison International 6.875% 9/15/04	35,000	35,910
FirstEnergy Corp. 6.45% 11/15/11	85,000	88,098
Illinois Power Co.:
7.5% 6/15/09	155,000	170,500
11.5% 12/15/10	100,000	121,000
Nevada Power Co.:
6.2% 4/15/04	20,000	20,125
10.875% 10/15/09	65,000	74,425
Niagara Mohawk Power Corp. 8.875% 5/15/07	75,000	87,936
Pacific Gas & Electric Co. 6.25% 3/1/04	60,000	60,300
PG&E Corp. 6.875% 7/15/08 (f)	45,000	48,713
Public Service Co. of Colorado 7.875% 10/1/12	115,000	139,575
TECO Energy, Inc. 10.5% 12/1/07	105,000	123,113
		2,407,678
Gas Utilities - 0.3%
Consolidated Natural Gas Co. 6.85% 4/15/11	70,000	79,573
Dynegy Holdings, Inc.:
9.875% 7/15/10 (f)	70,000	79,100
10.125% 7/15/13 (f)	110,000	126,500
El Paso Energy Corp. 6.95% 12/15/07	95,000	91,319
Sonat, Inc.:
6.625% 2/1/08	65,000	59,638
6.75% 10/1/07	70,000	65,800
6.875% 6/1/05	280,000	275,800
Southern Natural Gas Co. 8.875% 3/15/10	40,000	44,950
Texas Eastern Transmission Corp. 7.3% 12/1/10	185,000	212,510
Transcontinental Gas Pipe Line Corp. 6.125% 1/15/05	20,000	20,200
Williams Holdings of Delaware, Inc. 6.25% 2/1/06	10,000	10,250
		1,065,640
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - 0.7%
AES Corp.:
8.375% 8/15/07	$ 50,000	$ 50,625
8.5% 11/1/07	29,000	29,435
8.75% 6/15/08	30,000	32,100
8.75% 5/15/13 (f)	170,000	189,975
8.875% 2/15/11	54,000	58,928
9% 5/15/15 (f)	90,000	101,700
9.375% 9/15/10	16,000	17,760
9.5% 6/1/09	144,000	159,840
10% 12/12/05 (f)	26,925	27,800
Calpine Corp.:
6.9% 7/15/07 (f)(i)	204,488	199,375
8.5% 7/15/10 (f)	20,000	19,400
El Paso Corp.:
7% 5/15/11	90,000	83,025
7.875% 6/15/12	35,000	33,075
NRG Energy, Inc. 8% 12/15/13 (f)	140,000	147,000
Reliant Resources, Inc.:
9.25% 7/15/10 (f)	60,000	62,850
9.5% 7/15/13 (f)	20,000	21,150
Western Resources, Inc. 9.75% 5/1/07	90,000	102,150
Williams Companies, Inc.:
6.5% 8/1/06	50,000	51,750
6.75% 1/15/06	80,000	82,400
7.125% 9/1/11	245,000	259,088
7.5% 1/15/31	10,000	10,125
7.625% 7/15/19	105,000	110,250
7.875% 9/1/21	80,000	84,500
8.125% 3/15/12	340,000	374,000
8.625% 6/1/10	80,000	89,600
8.75% 3/15/32	25,000	27,750
		2,425,651
TOTAL UTILITIES		5,898,969
TOTAL NONCONVERTIBLE BONDS		45,415,505
TOTAL CORPORATE BONDS (Cost $41,714,357)		45,787,105
U.S. Government and Government Agency Obligations - 6.7%

U.S. Government Agency Obligations - 1.5%
Fannie Mae:
5.5% 3/15/11	315,000	339,699
6.25% 2/1/11	345,000	381,382
Federal Home Loan Bank:
3.625% 11/14/08	1,760,000	1,770,113
5.8% 9/2/08	155,000	170,692

	Principal Amount	Value (Note 1)
Freddie Mac:
3.625% 9/15/08	$ 163,000	$ 164,079
4% 6/12/13	1,575,000	1,470,155
6.25% 7/15/32	166,000	180,527
6.625% 9/15/09	475,000	543,196
6.75% 3/15/31	244,000	281,793
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		5,301,636
U.S. Treasury Inflation Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Notes 1.875% 7/15/13	1,007,310	1,000,069
U.S. Treasury Obligations - 4.9%
U.S. Treasury Bonds:
6.25% 5/15/30	2,530,000	2,919,580
6.625% 2/15/27	50,000	59,721
8% 11/15/21	100,000	135,055
U.S. Treasury Notes:
1.875% 11/30/05	3,570,000	3,576,694
3.25% 8/15/07	150,000	153,006
4.375% 5/15/07	375,000	397,104
6.5% 2/15/10	8,240,000	9,575,135
TOTAL U.S. TREASURY OBLIGATIONS		16,816,295
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $22,905,630)		23,118,000
U.S. Government Agency - Mortgage Securities - 11.2%

Fannie Mae - 9.9%
4% 1/1/19 (g)	6,100,000	5,941,781
4.5% 7/1/33 to 10/1/33	4,228,642	4,048,498
5% 11/1/17 to 8/1/18	5,384,430	5,498,612
5.5% 2/1/11 to 11/1/17	245,639	255,005
5.5% 1/1/34 (g)	4,435,130	4,491,955
6% 4/1/09 to 10/1/32	2,703,603	2,832,250
6.5% 6/1/09 to 7/1/32 (h)	5,488,241	5,792,652
6.5% 1/1/34 (g)	4,360,591	4,559,543
7% 12/1/24 to 2/1/28	207,952	221,146
7.5% 10/1/26 to 8/1/28	692,674	741,300
TOTAL FANNIE MAE		34,382,742
Freddie Mac - 0.0%
7.5% 1/1/27	52,032	56,037
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Government National Mortgage Association - 1.3%
6% 1/1/34 (g)	$ 1,661,547	$ 1,725,932
6.5% 10/15/27 to 8/15/32	1,401,871	1,479,531
7% 1/15/28 to 7/15/32	928,361	989,652
7.5% 6/15/27 to 3/15/28	187,037	200,974
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		4,396,089
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $38,394,224)		38,834,868
Asset-Backed Securities - 1.1%

American Express Credit Account Master Trust:
Series 1999-2 Class B, 6.1% 12/15/06	200,000	203,556
Series 2001-6 Class B, 1.5125% 12/15/08 (i)	200,000	200,571
Capital One Master Trust:
Series 2001-3A Class A, 5.45% 3/16/09	140,000	148,107
Series 2001-4 Class B, 1.5325% 4/16/07 (i)	200,000	200,133
Capital One Multi-Asset Execution Trust:
Series 2003-A4 Class A4, 3.65% 7/15/11	116,000	115,797
Series 2003-B4 Class B4, 1.9625% 7/15/11 (i)	105,000	105,050
Chase Manhattan Auto Owner Trust Series 2001-A:
Class A4, 5.07% 2/15/08	430,000	442,832
Class CTFS, 5.06% 2/15/08	32,653	33,419
Citibank Credit Card Issuance Trust Series 2002-C1 Class C1, 2.16% 2/9/09 (i)	250,000	252,931
Discover Card Master Trust I:
Series 2001-6 Class A, 5.75% 12/15/08	600,000	646,354
Series 2003-4 Class B1, 1.47% 5/16/11 (i)	155,000	155,000
Ford Credit Auto Owner Trust:
Series 2001-B Class B, 5.71% 9/15/05	90,000	91,725
Series 2001-C Class B, 5.54% 12/15/05	100,000	102,151
Honda Auto Receivables Owner Trust Series 2001-2:
Class A3, 4.67% 3/18/05	39,613	39,770
Class A4, 5.09% 10/18/06	145,000	147,032
MBNA Credit Card Master Note Trust Series 2001-A1 Class A1, 5.75% 10/15/08	200,000	215,096
Sears Credit Account Master Trust II:
Series 2000-2 Class A, 6.75% 9/16/09	365,000	392,399
Series 2001-2 Class B, 1.4525% 6/16/08 (i)	200,000	199,742
TOTAL ASSET-BACKED SECURITIES (Cost $3,566,313)		3,691,665
Commercial Mortgage Securities - 0.8%
	Principal Amount	Value (Note 1)

CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/14/62	$ 500,000	$ 582,898
Series 1997-C2 Class D, 7.27% 1/17/35	150,000	167,826
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class A2, 6.538% 6/15/31	105,000	114,994
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	500,000	585,113
GS Mortgage Securities Corp. II:
Series 1998-GLII Class E, 7.1905% 4/13/31 (i)	120,000	122,061
Series 2003-C1 Class A2A, 3.59% 1/10/40	125,000	125,443
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C9 Class A2, 7.77% 10/15/32	225,000	263,534
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (f)	110,000	101,832
Class C, 4.13% 11/20/37 (f)	110,000	97,539
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (f)	500,000	550,044
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,468,971)		2,711,284
Municipal Securities - 0.1%

Illinois Gen. Oblig. 5.1% 6/1/33	170,000	156,310
Oregon Gen. Oblig. 5.892% 6/1/27	50,000	52,028
TOTAL MUNICIPAL SECURITIES (Cost $220,000)		208,338
Foreign Government and Government Agency Obligations - 0.2%

Chilean Republic:
5.5% 1/15/13	150,000	154,275
6.875% 4/28/09	150,000	169,646
7.125% 1/11/12	160,000	183,000
State of Israel 4.625% 6/15/13	30,000	28,688
United Mexican States 4.625% 10/8/08	150,000	151,875
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $636,338)		687,484
Floating Rate Loans - 0.2%
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Qwest Corp. Tranche A term loan 6.5% 6/30/07 (i)	$ 200,000	$ 209,750
UTILITIES - 0.1%
Multi-Utilities & Unregulated Power - 0.1%
AES Corp. term loan 5.2643% 4/30/08 (i)	300,000	302,250
TOTAL FLOATING RATE LOANS (Cost $499,688)		512,000
Fixed-Income Funds - 1.4%
	Shares
Fidelity Ultra-Short Central Fund (Cost $4,999,984)	50,241	5,002,496
Money Market Funds - 14.7%

Fidelity Cash Central Fund, 1.07% (b) (Cost $51,170,599)	51,170,599	51,170,599
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $327,653,084)	363,229,638
NET OTHER ASSETS - (4.7)%	(16,185,079)
NET ASSETS - 100%	$ 347,044,559
Swap Agreements
	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.735% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Oct. 2006	$ 350,000	$ 1,522
Receive quarterly a fixed rate equal to 3.098% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2007	1,550,000	14,639
Receive quarterly a fixed rate equal to 3.1422% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2007	1,320,000	14,779
TOTAL INTEREST RATE SWAP		3,220,000	30,940

	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 65 basis points with Lehman Borthers, Inc.	Oct. 2004	$ 500,000	$ 55
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 70 basis points with Lehman Brothers, Inc.	Feb. 2004	500,000	5,772
Receive quarterly a return equal to Banc of America LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 75 basis points with Bank of America	May 2004	500,000	898
Receive quarterly a return equal to Banc of America LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	April 2004	500,000	8,498
TOTAL TOTAL RETURN SWAP		2,000,000	15,223
		$ 5,220,000	$ 46,163
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,498,907 or 2.7% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) A portion of the security is subject to a forward commitment to sell.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	18.0%
AAA,AA,A	4.9
BBB	4.0
BB	1.6
B	5.0
CCC,CC,C	0.8
Not Rated	0.2
Equities	55.1
Short-Term Investments and Net Other Assets	10.4
100.0%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Purchases and sales of securities, other than short-term securities, aggregated $298,413,552 and $274,390,817, respectively, of which long-term U.S. government and government agency obligations aggregated $193,346,640 and $188,175,337, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,990 for the period.
Income Tax Information
At December 31, 2003, the fund had a capital loss carryforward of approximately $19,804,000 of which $10,146,000 and $9,658,000 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2003

Assets
Investment in securities, at value (cost $327,653,084) - See accompanying schedule		$ 363,229,638
Commitment to sell securities on a delayed delivery basis	$ (1,049,470)
Receivable for securities sold on a delayed delivery basis	1,049,934	464
Cash		7,711
Receivable for fund shares sold		88,433
Dividends receivable		177,776
Interest receivable		1,360,630
Unrealized gain on swap agreements		46,163
Prepaid expenses		1,887
Other receivables		4,469
Total assets		364,917,171

Liabilities
Payable for investments purchased Regular delivery	823,907
Delayed delivery	16,706,217
Payable for fund shares redeemed	124,582
Accrued management fee	121,234
Distribution fees payable	7,745
Other affiliated payables	29,684
Other payables and accrued expenses	59,243
Total liabilities		17,872,612

Net Assets		$ 347,044,559
Net Assets consist of:
Paid in capital		$ 324,879,627
Undistributed net investment income		7,087,612
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(20,545,861)
Net unrealized appreciation (depreciation) on investments		35,623,181
Net Assets		$ 347,044,559

Initial Class: Net Asset Value, offering price and redemption price per share ($295,656,410 ÷ 21,305,700 shares)		$ 13.88

Service Class: Net Asset Value, offering price and redemption price per share ($21,902,862 ÷ 1,585,468 shares)		$ 13.81

Service Class 2: Net Asset Value, offering price and redemption price per share ($29,485,287 ÷ 2,144,587 shares)		$ 13.75

Statement of Operations

	Year ended December 31, 2003

Investment Income
Dividends		$ 2,656,923
Interest		6,182,656
Total income		8,839,579

Expenses
Management fee	$ 1,310,786
Transfer agent fees	215,147
Distribution fees	79,307
Accounting fees and expenses	119,009
Non-interested trustees' compensation	1,492
Custodian fees and expenses	23,741
Audit	54,479
Legal	1,737
Miscellaneous	58,941
Total expenses before reductions	1,864,639
Expense reductions	(12,082)	1,852,557
Net investment income (loss)		6,987,022
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	3,035,827
Foreign currency transactions	126
Swap agreements	26,393
Total net realized gain (loss)		3,062,346
Change in net unrealized appreciation (depreciation) on: Investment securities	38,952,800
Assets and liabilities in foreign currencies	(320)
Swap agreements	46,163
Delayed delivery commitments	464
Total change in net unrealized appreciation (depreciation)		38,999,107
Net gain (loss)		42,061,453
Net increase (decrease) in net assets resulting from operations		$ 49,048,475

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Balanced Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2003	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,987,022	$ 8,209,006
Net realized gain (loss)	3,062,346	(9,031,439)
Change in net unrealized appreciation (depreciation)	38,999,107	(27,890,095)
Net increase (decrease) in net assets resulting from operations	49,048,475	(28,712,528)
Distributions to shareholders from net investment income	(7,974,845)	(8,837,001)
Share transactions - net increase (decrease)	32,311,069	4,349,125
Total increase (decrease) in net assets	73,384,699	(33,200,404)

Net Assets
Beginning of period	273,659,860	306,860,264
End of period (including undistributed net investment income of $7,087,612 and undistributed net investment income of $8,300,210, respectively)	$ 347,044,559	$ 273,659,860
Other Information:
Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	4,747,709	87,816	932,305
Reinvested	599,512	50,167	45,486
Redeemed	(3,372,673)	(205,767)	(374,801)
Net increase (decrease)	1,974,548	(67,784)	602,990

Dollars Sold	$ 61,609,403	$ 1,115,888	$ 11,910,142
Reinvested	6,882,396	573,909	518,540
Redeemed	(42,908,423)	(2,600,420)	(4,790,366)
Net increase (decrease)	$ 25,583,376	$ (910,623)	$ 7,638,316

Share Transactions	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
Shares Sold	3,458,033	233,061	650,930
Reinvested	586,697	54,643	37,261
Redeemed	(4,004,430)	(497,329)	(380,772)
Net increase (decrease)	40,300	(209,625)	307,419

Dollars Sold	$ 44,057,181	$ 3,005,489	$ 8,292,512
Reinvested	7,644,656	709,812	482,533
Redeemed	(49,132,561)	(6,145,338)	(4,565,159)
Net increase (decrease)	$ 2,569,276	$ (2,430,037)	$ 4,209,886

Distributions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 6,882,396	$ 573,909	$ 518,540
From net realized gain	-	-	-
Total	$ 6,882,396	$ 573,909	$ 518,540
	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
From net investment income	$ 7,644,656	$ 709,812	$ 482,533
From net realized gain	-	-	-
Total	$ 7,644,656	$ 709,812	$ 482,533

See accompanying notes which are an integral part of the financial statements.

Balanced Portfolio

Financial Highlights - Initial Class

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.16	$ 13.72	$ 14.45	$ 16.00	$ 16.11
Income from Investment Operations
Net investment income (loss) C	.30	.36	.42	.48	.45
Net realized and unrealized gain (loss)	1.78	(1.53)	(.63)	(1.15)	.24
Total from investment operations	2.08	(1.17)	(.21)	(.67)	.69
Distributions from net investment income	(.36)	(.39)	(.52)	(.48)	(.37)
Distributions from net realized gain	-	-	-	(.35)	(.43)
Distributions in excess of net realized gain	-	-	-	(.05)	-
Total distributions	(.36)	(.39)	(.52)	(.88)	(.80)
Net asset value, end of period	$ 13.88	$ 12.16	$ 13.72	$ 14.45	$ 16.00
Total Return A, B	17.72%	(8.72)%	(1.58)%	(4.30)%	4.55%
Ratios to Average Net Assets D
Expenses before expense reductions	.59%	.57%	.57%	.58%	.57%
Expenses net of voluntary waivers, if any	.59%	.57%	.57%	.58%	.57%
Expenses net of all reductions	.58%	.55%	.55%	.56%	.55%
Net investment income (loss)	2.32%	2.84%	3.11%	3.18%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 295,656	$ 235,064	$ 264,608	$ 250,802	$ 325,371
Portfolio turnover rate	102%	134%	126%	126%	108%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.11	$ 13.66	$ 14.39	$ 15.94	$ 16.07
Income from Investment Operations
Net investment income (loss) C	.28	.34	.41	.46	.43
Net realized and unrealized gain (loss)	1.77	(1.51)	(.64)	(1.14)	.24
Total from investment operations	2.05	(1.17)	(.23)	(.68)	.67
Distributions from net investment income	(.35)	(.38)	(.50)	(.47)	(.37)
Distributions from net realized gain	-	-	-	(.35)	(.43)
Distributions in excess of net realized gain	-	-	-	(.05)	-
Total distributions	(.35)	(.38)	(.50)	(.87)	(.80)
Net asset value, end of period	$ 13.81	$ 12.11	$ 13.66	$ 14.39	$ 15.94
Total Return A, B	17.53%	(8.75)%	(1.72)%	(4.38)%	4.43%
Ratios to Average Net Assets D
Expenses before expense reductions	.69%	.67%	.67%	.68%	.67%
Expenses net of voluntary waivers, if any	.69%	.67%	.67%	.68%	.67%
Expenses net of all reductions	.68%	.65%	.65%	.66%	.66%
Net investment income (loss)	2.22%	2.74%	3.01%	3.08%	2.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,903	$ 20,019	$ 25,455	$ 27,563	$ 27,054
Portfolio turnover rate	102%	134%	126%	126%	108%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.05	$ 13.61	$ 14.37	$ 15.59
Income from Investment Operations
Net investment income (loss) E	.26	.32	.38	.40
Net realized and unrealized gain (loss)	1.77	(1.51)	(.63)	(.75)
Total from investment operations	2.03	(1.19)	(.25)	(.35)
Distributions from net investment income	(.33)	(.37)	(.51)	(.47)
Distributions from net realized gain	-	-	-	(.35)
Distributions in excess of net realized gain	-	-	-	(.05)
Total distributions	(.33)	(.37)	(.51)	(.87)
Net asset value, end of period	$ 13.75	$ 12.05	$ 13.61	$ 14.37
Total Return B, C, D	17.41%	(8.93)%	(1.87)%	(2.37)%
Ratios to Average Net Assets G
Expenses before expense reductions	.84%	.83%	.83%	.85% A
Expenses net of voluntary waivers, if any	.84%	.83%	.83%	.85% A
Expenses net of all reductions	.84%	.81%	.81%	.83% A
Net investment income (loss)	2.06%	2.58%	2.85%	2.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,485	$ 18,577	$ 16,798	$ 4,797
Portfolio turnover rate	102%	134%	126%	126%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Balanced Portfolio

Notes to Financial Statements

For the period ended December 31, 2003

1. Significant Accounting Policies.

Balanced Portfolio (the fund) is a fund of Variable Insurance Products Fund III (the trust) (referred to in this report as Fidelity Variable Insurance Products: Balanced Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, market discount, non-taxable dividends, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 41,795,692	|
Unrealized depreciation	(6,678,026)
Net unrealized appreciation (depreciation)	35,117,666
Undistributed ordinary income	6,850,598
Capital loss carryforward	(19,803,393)

Cost for federal income tax purposes	$ 328,111,972

The tax character of distributions paid was as follows:

	December 31, 2003	December 31, 2002
Ordinary Income	$ 7,974,845	$ 8,837,001

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Balanced Portfolio

2. Operating Policies - continued

Swap Agreement - continued

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the fund will receive a payment from the counterparty. To the extent it is less, the fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies, for the distribution of shares and providing shareholder support services:

Service Class	$ 20,784
Service Class 2	58,523
$ 79,307

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class pays a transfer agent fee excluding out of pocket expenses, equal to an annual rate of .07% of their average net assets.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 181,695
Service Class	15,125
Service Class 2	18,327
$ 215,147

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $590,846 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $10,789 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,293.

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 60% of the total outstanding shares of the fund and one unaffiliated shareholder was the owner of record of 26% of the total outstanding shares of the fund.

Balanced Portfolio

Independent Auditors' Report

To the Trustees of Variable Insurance Products Fund III and Shareholders of Balanced Portfolio:

We have audited the accompanying statement of assets and liabilities of Balanced Portfolio (the Fund), a fund of Variable Insurance Products Fund III, including the portfolio of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Balanced Portfolio as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 18, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-221-5207.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1994

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of VIP Balanced (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000), and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1994

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1994

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1994

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund III. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Variable Insurance Products Fund III. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors (1998-1999) of Scudder Kemper Investments. In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Bart A. Grenier (44)

Year of Election or Appointment: 2001

Vice President of VIP Balanced. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Charles S. Morrison (43)

Year of Election or Appointment: 2002

Vice President of VIP Balanced. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Ford O'Neil (41)

Year of Election or Appointment: 2001

Vice President of VIP Balanced. Mr. O'Neil is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. O'Neil managed a variety of Fidelity funds.

Louis Salemy (41)

Year of Election or Appointment: 2002

Vice President of VIP Balanced. Mr. Salemy is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Salemy managed a variety of Fidelity funds.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of VIP Balanced. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of VIP Balanced. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (45)

Year of Election or Appointment: 2002

President and Treasurer of VIP Balanced. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of VIP Balanced. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Balanced. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1994 Assistant Treasurer of VIP Balanced. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of VIP Balanced. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of VIP Balanced. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of VIP Balanced. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A total of 9.96% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

A percentage of the dividends distributed during the fiscal year for the following classes qualifies for the dividends-received deduction for corporate shareholders:

Initial Class	25%
Service Class	26%
Service Class 2	28%

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Annual Report

Balanced Portfolio

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPBAL-ANN-0204
1.540208.106

Fidelity® Variable Insurance Products:

Dynamic Capital Appreciation Portfolio

Annual Report

December 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Summary	<Click Here>	A summary of the fund's investments at period end.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditor's Opinion	<Click Here>
Trustees and Officers	<Click Here>

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Dynamic Capital Appreciation Portfolio

Fidelity Variable Insurance Products: Dynamic Capital Appreciation Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2003	Past 1 year	Life of fund A
Fidelity ® VIP: Dynamic Capital Appreciation - Initial Class	25.49%	-9.91%
Fidelity VIP: Dynamic Capital Appreciation - Service Class B	25.18%	-10.03%
Fidelity VIP: Dynamic Capital Appreciation - Service Class 2 C	24.91%	-10.19%

A From September 25, 2000

B Performance for Service Class shares reflects an asset-based service fee (12b-1 fee).

C Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee).

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Dynamic Capital Appreciation Portfolio - Initial Class on September 25, 2000, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index did over the same period.

Annual Report

Fidelity Variable Insurance Products: Dynamic Capital Appreciation Portfolio

Management's Discussion of Fund Performance

Comments from John Porter, Portfolio Manager of Fidelity® Variable Insurance Products: Dynamic Capital Appreciation Portfolio

U.S. equity markets snapped a three-year losing streak in 2003, rebounding on the strength of the lowest interest rates in decades, improved corporate profits and a resurgent economy. For the year overall, the Standard & Poor's 500SM Index gained 28.69%, the Dow Jones Industrial AverageSM rose 28.14% and the NASDAQ Composite® Index advanced 50.77%. Small-cap stocks led the charge, particularly lower-quality issues in cyclical industries such as biotechnology and the Internet. As a result, the Russell 2000® Index had its best calendar year ever, climbing 47.25%. The start of the year gave little indication of the strong performance to come, as the hangover of corporate governance scandals and an impending war with Iraq clouded the outlook for 2003. However, investors were encouraged by solid gross domestic product (GDP) growth in the first two quarters of 2003, and what seemed to be a quick resolution to the Iraqi conflict. Federal tax cuts and a boom in mortgage refinancing further boosted the markets and put more discretionary income in consumers' pockets. In the third quarter, GDP growth grew 8.2%, its highest level since 1984.

For the 12 months ending December 31, 2003, Fidelity Variable Insurance Products: Dynamic Capital Appreciation Portfolio underperformed the LipperSM Variable Annuity Capital Appreciation Funds Average and the S&P 500® index, which returned 32.75% and 28.69%, respectively. The fund's performance relative to its index was hurt by an overweighting in the energy sector, where the fund emphasized generally poor-performing energy services companies such as Rowan, Weatherford, BJ Services and ENSCO. Elsewhere, the fund's underweighting in technology during the first nine months of the period also held back its relative return, as this was the market's best-performing sector during 2003. Other individual detractors included telecommunication services provider Qwest Communications and hospital facility operator Tenet Healthcare. Although telecommunications was the market's worst-performing sector, strong gains from holdings in U.K. cable provider NTL and wireless services carrier Nextel helped the fund's positions in the group deliver a return of more than 160%. The fund's largest two holdings on average throughout the period - health care provider UnitedHealth Group and satellite-TV company EchoStar Communications - also were among the fund's top contributors.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Variable Insurance Products: Dynamic Capital Appreciation Portfolio

Investment Summary

Top Five Stocks as of December 31, 2003
% of fund's net assets
Time Warner, Inc.	6.5
NTL, Inc.	4.1
EchoStar Communications Corp. Class A	3.8
UnitedHealth Group, Inc.	3.5
Pride International, Inc.	3.2
21.1
Top Five Market Sectors as of December 31, 2003
% of fund's net assets
Information Technology	34.5
Consumer Discretionary	25.1
Energy	14.5
Telecommunication Services	8.2
Health Care	4.8
Asset Allocation as of December 31, 2003
% of fund's net assets *
Stocks	96.4%
Short-Term Investments and Net Other Assets	3.6%

* Foreign investments	7.4%

Annual Report

Fidelity Variable Insurance Products: Dynamic Capital Appreciation Portfolio

Investments December 31, 2003

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 25.1%
Household Durables - 3.6%
D.R. Horton, Inc.	5,760	$ 249,178
Harman International Industries, Inc.	3,400	251,532
Hovnanian Enterprises, Inc. Class A (a)	970	84,448
Lennar Corp. Class A	1,350	129,600
Toll Brothers, Inc. (a)	7,480	297,405
		1,012,163
Internet & Catalog Retail - 5.2%
InterActiveCorp (a)	16,380	555,773
Netflix, Inc. (a)	16,500	902,385
		1,458,158
Media - 15.3%
Cablevision Systems Corp. - NY Group Class A (a)	4,610	107,828
Clear Channel Communications, Inc.	6,930	324,532
EchoStar Communications Corp. Class A (a)	32,090	1,091,060
Entercom Communications Corp. Class A (a)	300	15,888
Fox Entertainment Group, Inc. Class A (a)	9,900	288,585
Hughes Electronics Corp. (a)	6,558	108,535
News Corp. Ltd. sponsored ADR	677	20,479
Omnicom Group, Inc.	20	1,747
Time Warner, Inc. (a)	101,860	1,832,461
Viacom, Inc. Class B (non-vtg.)	10,200	452,676
Walt Disney Co.	4,200	97,986
		4,341,777
Specialty Retail - 1.0%
Best Buy Co., Inc.	5,510	287,842
TOTAL CONSUMER DISCRETIONARY		7,099,940
ENERGY - 14.5%
Energy Equipment & Services - 14.3%
Baker Hughes, Inc.	1,420	45,667
BJ Services Co. (a)	10,920	392,028
ENSCO International, Inc.	24,260	659,144
Grant Prideco, Inc. (a)	21,880	284,878
Grey Wolf, Inc. (a)	20,800	77,792
Nabors Industries Ltd. (a)	3,030	125,745
National-Oilwell, Inc. (a)	4,220	94,359
Parker Drilling Co. (a)	5,200	13,260
Pride International, Inc. (a)	48,990	913,174
Rowan Companies, Inc. (a)	35,060	812,340
Smith International, Inc. (a)	2,030	84,286
Transocean, Inc. (a)	5,020	120,530
Varco International, Inc. (a)	7,550	155,757
Weatherford International Ltd. (a)	7,310	263,160
		4,042,120

	Shares	Value (Note 1)
Oil & Gas - 0.2%
Chesapeake Energy Corp.	3,910	$ 53,098
TOTAL ENERGY		4,095,218
FINANCIALS - 3.7%
Capital Markets - 1.4%
Ameritrade Holding Corp. (a)	16,730	235,391
Lehman Brothers Holdings, Inc.	90	6,950
Morgan Stanley	2,720	157,406
		399,747
Commercial Banks - 0.1%
Fifth Third Bancorp	470	27,777
Diversified Financial Services - 0.1%
CIT Group, Inc.	1,110	39,905
Insurance - 0.9%
Conseco, Inc. (a)	11,100	241,980
Thrifts & Mortgage Finance - 1.2%
Countrywide Financial Corp.	2	152
Sovereign Bancorp, Inc.	14,700	349,125
		349,277
TOTAL FINANCIALS		1,058,686
HEALTH CARE - 4.8%
Biotechnology - 0.5%
Biogen Idec, Inc. (a)	500	18,390
Genentech, Inc. (a)	1,300	121,641
Millennium Pharmaceuticals, Inc. (a)	100	1,867
		141,898
Health Care Providers & Services - 3.8%
UnitedHealth Group, Inc.	16,930	984,987
WebMD Corp. (a)	9,200	82,708
		1,067,695
Pharmaceuticals - 0.5%
Forest Laboratories, Inc. (a)	1,060	65,508
Merck & Co., Inc.	40	1,848
Schering-Plough Corp.	5,300	92,167
		159,523
TOTAL HEALTH CARE		1,369,116
INDUSTRIALS - 3.7%
Aerospace & Defense - 0.7%
Bombardier, Inc. Class B (sub. vtg.)	5,400	22,771
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	200	7,006
Lockheed Martin Corp.	3,020	155,228
		185,005
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Airlines - 0.8%
JetBlue Airways Corp. (a)	4,999	$ 132,573
Ryanair Holdings PLC sponsored ADR (a)	2,000	101,280
		233,853
Commercial Services & Supplies - 2.2%
Cendant Corp. (a)	8,060	179,496
Monster Worldwide, Inc. (a)	18,600	408,456
Robert Half International, Inc. (a)	200	4,668
Spherion Corp. (a)	2,800	27,412
		620,032
TOTAL INDUSTRIALS		1,038,890
INFORMATION TECHNOLOGY - 34.5%
Communications Equipment - 4.6%
Adtran, Inc.	2,800	86,800
Avaya, Inc. (a)	14,600	188,924
CIENA Corp. (a)	26,300	174,632
Cisco Systems, Inc. (a)	2,800	68,012
Emulex Corp. (a)	2,300	61,364
Juniper Networks, Inc. (a)	2,300	42,964
Motorola, Inc.	6,570	92,440
Powerwave Technologies, Inc. (a)	8,900	68,085
QUALCOMM, Inc.	900	48,537
Scientific-Atlanta, Inc.	6,000	163,800
SeaChange International, Inc. (a)	2,300	35,420
Telefonaktiebolaget LM Ericsson ADR (a)	15,000	265,500
		1,296,478
Computers & Peripherals - 2.0%
Dell, Inc. (a)	2,400	81,504
EMC Corp. (a)	9,600	124,032
Gateway, Inc. (a)	4,200	19,320
Hewlett-Packard Co.	2,640	60,641
Maxtor Corp. (a)	10,200	113,220
Mobility Electronics, Inc. (a)	3,700	33,082
SanDisk Corp. (a)	500	30,570
Seagate Technology	2,500	47,250
Sun Microsystems, Inc. (a)	14,730	66,138
		575,757
Electronic Equipment & Instruments - 2.6%
Arrow Electronics, Inc. (a)	400	9,256
AVX Corp.	2,300	38,226
Celestica, Inc. (sub. vtg.) (a)	5,100	76,901
Flextronics International Ltd. (a)	34,710	515,096
Solectron Corp. (a)	7,800	46,098
Symbol Technologies, Inc.	3,750	63,338
		748,915
Internet Software & Services - 5.1%
Ariba, Inc. (a)	10,500	31,500
j2 Global Communications, Inc. (a)	7,300	180,821

	Shares	Value (Note 1)
RADWARE Ltd. (a)	1,200	$ 32,700
United Online, Inc. (a)	52,130	875,263
VeriSign, Inc. (a)	4,100	66,830
Yahoo Japan Corp. (a)	18	243,098
		1,430,212
IT Services - 2.2%
Affiliated Computer Services, Inc. Class A (a)	11,490	625,745
Semiconductors & Semiconductor Equipment - 15.5%
Advanced Micro Devices, Inc. (a)	11,100	165,390
Agere Systems, Inc.:
Class A (a)	12,300	37,515
Class B (a)	45,600	132,240
Applied Materials, Inc. (a)	2,100	47,145
ASML Holding NV (NY Shares) (a)	9,220	184,861
Asyst Technologies, Inc. (a)	12,400	215,140
Atmel Corp. (a)	5,000	30,050
Axcelis Technologies, Inc. (a)	10,200	104,244
Conexant Systems, Inc. (a)	36,400	180,908
Cypress Semiconductor Corp. (a)	2,400	51,264
DuPont Photomasks, Inc. (a)	4,100	98,974
Entegris, Inc. (a)	13,400	172,190
Fairchild Semiconductor International, Inc. (a)	3,200	79,904
GlobespanVirata, Inc. (a)	12,000	70,560
Intel Corp.	12,080	388,976
Intersil Corp. Class A	12,400	308,140
KLA-Tencor Corp. (a)	5,100	299,217
Lam Research Corp. (a)	8,300	268,090
Linear Technology Corp.	1,300	54,691
Marvell Technology Group Ltd. (a)	5,700	216,201
Maxim Integrated Products, Inc.	3,000	149,400
MEMC Electronic Materials, Inc. (a)	8,400	80,808
Microchip Technology, Inc.	800	26,688
National Semiconductor Corp. (a)	6,400	252,224
Photronics, Inc. (a)	7,400	147,408
PMC-Sierra, Inc. (a)	7,000	141,050
Samsung Electronics Co. Ltd.	210	79,421
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	4,800	49,152
Teradyne, Inc. (a)	9,900	251,955
Xilinx, Inc. (a)	2,600	100,724
		4,384,530
Software - 2.5%
BEA Systems, Inc. (a)	11,800	145,140
i2 Technologies, Inc. (a)	81,000	134,460
Microsoft Corp.	3,700	101,898
Oracle Corp. (a)	5,200	68,640
Quest Software, Inc. (a)	2,100	29,820
Siebel Systems, Inc. (a)	7,300	101,251
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Take-Two Interactive Software, Inc. (a)	1,700	$ 48,977
VERITAS Software Corp. (a)	1,900	70,604
		700,790
TOTAL INFORMATION TECHNOLOGY		9,762,427
MATERIALS - 1.9%
Chemicals - 0.9%
Lyondell Chemical Co.	14,680	248,826
Metals & Mining - 1.0%
Apex Silver Mines Ltd. (a)	3,100	64,790
Kinross Gold Corp. (a)	10,190	81,068
Newmont Mining Corp.	640	31,110
Nucor Corp.	600	33,600
Pan American Silver Corp. (a)	6,100	86,807
		297,375
TOTAL MATERIALS		546,201
TELECOMMUNICATION SERVICES - 8.2%
Diversified Telecommunication Services - 5.0%
Covad Communications Group, Inc. (a)	68,300	245,880
NTL, Inc. (a)	16,659	1,161,965
XO Communications, Inc. (a)	400	2,300
		1,410,145
Wireless Telecommunication Services - 3.2%
At Road, Inc. (a)	1,000	13,300
Nextel Communications, Inc. Class A (a)	31,840	893,430
		906,730
TOTAL TELECOMMUNICATION SERVICES		2,316,875
UTILITIES - 0.0%
Multi-Utilities & Unregulated Power - 0.0%
Sierra Pacific Resources (a)	1,100	8,074
TOTAL COMMON STOCKS (Cost $24,825,629)		27,295,427
Money Market Funds - 7.1%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.07% (b) (Cost $2,007,230)	2,007,230	$ 2,007,230
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $26,832,859)		29,302,657
NET OTHER ASSETS - (3.5)%		(994,633)
NET ASSETS - 100%		$ 28,308,024
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $53,443,068 and $36,686,667, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $12,522 for the period.
Income Tax Information
At December 31, 2003, the fund had a capital loss carryforward of approximately $1,293,000 of which $1,013,000 and $280,000 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Dynamic Capital Appreciation Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2003

Assets
Investment in securities, at value (cost $26,832,859) - See accompanying schedule		$ 29,302,657
Cash		2,142
Receivable for investments sold		223,996
Receivable for fund shares sold		163,576
Dividends receivable		4,828
Interest receivable		874
Prepaid expenses		77
Receivable from investment adviser for expense reductions		13,300
Other receivables		5,168
Total assets		29,716,618
Liabilities
Payable for investments purchased	$ 1,334,725
Payable for fund shares redeemed	9,203
Accrued management fee	12,201
Distribution fees payable	2,227
Other affiliated payables	6,560
Other payables and accrued expenses	43,678
Total liabilities		1,408,594
Net Assets		$ 28,308,024
Net Assets consist of:
Paid in capital		$ 27,279,480
Accumulated net investment loss		(19,223)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,422,415)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,470,182
Net Assets		$ 28,308,024
Initial Class: Net Asset Value, offering price and redemption price per share ($16,684,295 ÷ 2,354,378 shares)		$ 7.09
Service Class: Net Asset Value, offering price and redemption price per share ($851,889 ÷ 120,705 shares)		$ 7.06
Service Class 2: Net Asset Value, offering price and redemption price per share ($10,771,840 ÷ 1,533,706 shares)		$ 7.02

Statement of Operations

	Year ended December 31, 2003
Investment Income
Dividends		$ 70,897
Interest		9,899
Total income		80,796
Expenses
Management fee	$ 70,860
Transfer agent fees	13,328
Distribution fees	20,380
Accounting fees and expenses	60,008
Non-interested trustees' compensation	44
Custodian fees and expenses	23,125
Audit	38,992
Legal	49
Reports to shareholders	19,337
Miscellaneous	81
Total expenses before reductions	246,204
Expense reductions	(90,631)	155,573
Net investment income (loss)		(74,777)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	646,622
Foreign currency transactions	(1,450)
Total net realized gain (loss)		645,172
Change in net unrealized appreciation (depreciation) on: Investment securities	2,393,016
Assets and liabilities in foreign currencies	217
Total change in net unrealized appreciation (depreciation)		2,393,233
Net gain (loss)		3,038,405
Net increase (decrease) in net assets resulting from operations		$ 2,963,628

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Dynamic Capital Appreciation Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2003	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (74,777)	$ 7,876
Net realized gain (loss)	645,172	(295,077)
Change in net unrealized appreciation (depreciation)	2,393,233	(372,246)
Net increase (decrease) in net assets resulting from operations	2,963,628	(659,447)
Distributions to shareholders from net investment income	-	(13,673)
Share transactions - net increase (decrease)	17,643,469	3,097,097
Total increase (decrease) in net assets	20,607,097	2,423,977
Net Assets
Beginning of period	7,700,927	5,276,950
End of period (including accumulated net investment loss of $19,223 and $0, respectively)	$ 28,308,024	$ 7,700,927
Other Information:
Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	2,499,801	13,223	958,232
Reinvested	-	-	-
Redeemed	(272,552)	(29,607)	(528,986)
Net increase (decrease)	2,227,249	(16,384)	429,246
Dollars Sold	$ 16,849,324	$ 79,816	$ 5,979,794
Reinvested	-	-	-
Redeemed	(1,809,908)	(180,396)	(3,275,161)
Net increase (decrease)	$ 15,039,416	$ (100,580)	$ 2,704,633
Share Transactions	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
Shares Sold	115,079	190,371	667,854
Reinvested	227	244	1,965
Redeemed	(52,017)	(203,736)	(218,035)
Net increase (decrease)	63,289	(13,121)	451,784
Dollars Sold	$ 679,760	$ 1,195,213	$ 3,910,631
Reinvested	1,278	1,372	11,023
Redeemed	(293,043)	(1,213,482)	(1,195,655)
Net increase (decrease)	$ 387,995	$ (16,897)	$ 2,725,999
Distributions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ -	$ -	$ -
From net realized gain	-	-	-
Total	$ -	$ -	$ -
	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
From net investment income	$ 1,278	$ 1,372	$ 11,023
From net realized gain	-	-	-
Total	$ 1,278	$ 1,372	$ 11,023

See accompanying notes which are an integral part of the financial statements.

Dynamic Capital Appreciation Portfolio

Financial Highlights - Initial Class

Years ended December 31,	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.65	$ 6.10	$ 8.52	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.02	- H	.01
Net realized and unrealized gain (loss)	1.46	(.46)	(2.41)	(1.49)
Total from investment operations	1.44	(.44)	(2.41)	(1.48)
Distributions from net investment income	-	(.01)	(.01)	-
Net asset value, end of period	$ 7.09	$ 5.65	$ 6.10	$ 8.52
Total Return B,C,D	25.49%	(7.21)%	(28.32)%	(14.80)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.83%	2.64%	3.59%	10.18% A
Expenses net of voluntary waivers, if any	1.06%	1.50%	1.50%	1.50% A
Expenses net of all reductions	.96%	1.38%	1.43%	1.50% A
Net investment income (loss)	(.30)%	.32%	.02%	.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,684	$ 719	$ 390	$ 256
Portfolio turnover rate	307%	349%	432%	295% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period September 25, 2000 (commencement of operations) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Service Class

Years ended December 31,	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.64	$ 6.09	$ 8.52	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	.01	(.01)	.01
Net realized and unrealized gain (loss)	1.46	(.45)	(2.41)	(1.49)
Total from investment operations	1.42	(.44)	(2.42)	(1.48)
Distributions from net investment income	-	(.01)	(.01)	-
Net asset value, end of period	$ 7.06	$ 5.64	$ 6.09	$ 8.52
Total Return B,C,D	25.18%	(7.22)%	(28.44)%	(14.80)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.92%	2.61%	3.63%	10.30% A
Expenses net of voluntary waivers, if any	1.38%	1.60%	1.60%	1.60% A
Expenses net of all reductions	1.29%	1.48%	1.53%	1.60% A
Net investment income (loss)	(.63)%	.22%	(.08)%	.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 852	$ 773	$ 915	$ 802
Portfolio turnover rate	307%	349%	432%	295% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period September 25, 2000 (commencement of operations) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.62	$ 6.09	$ 8.52	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.05)	- H	(.01)	- H
Net realized and unrealized gain (loss)	1.45	(.46)	(2.41)	(1.48)
Total from investment operations	1.40	(.46)	(2.42)	(1.48)
Distributions from net investment income	-	(.01)	(.01)	-
Net asset value, end of period	$ 7.02	$ 5.62	$ 6.09	$ 8.52
Total ReturnB,C,D	24.91%	(7.55)%	(28.44)%	(14.80)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.10%	2.79%	3.77%	10.49%A
Expenses net of voluntary waivers, if any	1.51%	1.75%	1.75%	1.75%A
Expenses net of all reductions	1.41%	1.63%	1.68%	1.75%A
Net investment income (loss)	(.75)%	.07%	(.23)%	.21%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,772	$ 6,209	$ 3,972	$ 1,549
Portfolio turnover rate	307%	349%	432%	295%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period September 25, 2000 (commencement of operations) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.
See accompanying notes which are an integral part of the financial statements.

Dynamic Capital Appreciation Portfolio

Notes to Financial Statements

For the period ended December 31, 2003

1. Significant Accounting Policies.

Dynamic Capital Appreciation Portfolio (the fund) is a fund of Variable Insurance Products Fund III (the trust) (referred to in this report as Fidelity Variable Insurance Products: Dynamic Capital Appreciation Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards, and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 2,945,456
Unrealized depreciation	(614,409)
Net unrealized appreciation (depreciation)	2,331,047
Capital loss carryforward	(1,292,872)

Cost for federal income tax purposes	$ 26,971,610

The tax character of distributions paid was as follows:

	December 31, 2003	December 31, 2002
Ordinary Income	$ -	$ 13,673

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies, for the distribution of shares and providing shareholder support services:

Service Class	$ 799
Service Class 2	19,581
$ 20,380

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class pays a transfer agent fee excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets.

For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 3,424
Service Class	672
Service Class 2	9,232
$ 13,328

Dynamic Capital Appreciation Portfolio

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $9,869 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Initial Class	1.50-1.00%*	$ 27,612
Service Class	1.60-1.10%*	4,270
Service Class 2	1.75-1.25%*	46,673
		$ 78,555

*Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $12,076 for the period.

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 54% of the total outstanding shares of the fund. In addition, two unaffiliated shareholders were the owners of record of 30% of the total outstanding shares of the fund.

Annual Report

Independent Auditors' Report

To the Trustees of Variable Insurance Products Fund III and Shareholders of Dynamic Capital Appreciation Portfolio:

We have audited the accompanying statement of assets and liabilities of Dynamic Capital Appreciation Portfolio (the Fund), a fund of Variable Insurance Products Fund III, including the portfolio of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dynamic Capital Appreciation Portfolio as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 18, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-221-5207.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1994

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of VIP Dynamic Capital Appreciation (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1994

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1994

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee.
Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1994

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products III. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Variable Insurance Products III. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors (1998-1999) of Scudder Kemper Investments. In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

John B. McDowell (45)

Year of Election or Appointment: 2002

Vice President of VIP Dynamic Capital Appreciation. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Eric D. Roiter (55)

Year of Election or Appointment: 2000

Secretary of VIP Dynamic Capital Appreciation. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of VIP Dynamic Capital Appreciation. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (45)

Year of Election or Appointment: 2002

President and Treasurer of VIP Dynamic Capital Appreciation. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of VIP Dynamic Capital Appreciation. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Dynamic Capital Appreciation. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 2000 Assistant Treasurer of VIP Dynamic Capital Appreciation. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of VIP Dynamic Capital Appreciation. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)

Year of Election or Appointment: 2002

Assistant Treasurer of VIP Dynamic Capital Appreciation. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of VIP Dynamic Capital Appreciation. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPDCA-ANN-0204
1.751799.103

Fidelity® Variable Insurance Products:

Growth Opportunities Portfolio

Annual Report

December 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Summary	<Click Here>	A summary of the fund's investments at period end.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Growth Opportunities Portfolio

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2003	Past 1 year	Past 5 years	Life of fund A
Fidelity ® VIP: Growth Opportunities - Initial Class	29.87%	-5.56%	7.44%
Fidelity VIP: Growth Opportunities - Service Class B	29.66%	-5.65%	7.37%
Fidelity VIP: Growth Opportunities - Service Class 2 C	29.40%	-5.78%	7.29%

A From January 3, 1995

B The initial offering of Service Class shares took place November 3, 1997. Performance for Service Class shares reflects an asset based service fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

C The initial offering of Service Class 2 shares took place January 12, 2000. Performance for Service Class 2 shares reflects an asset based service fee (12b-1 fee). Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2 shares' 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Growth Opportunities Portfolio - Initial Class on January 3, 1995, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index did over the same period.

Annual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Management's Discussion of Fund Performance

Comments from Bettina Doulton, Portfolio Manager of Fidelity® Variable Insurance Products: Growth Opportunities Portfolio

U.S. equity markets snapped a three-year losing streak in 2003, rebounding on the strength of the lowest interest rates in decades, improved corporate profits and a resurgent economy. For the year overall, the Standard & Poor's 500SM Index gained 28.69%, the Dow Jones Industrial AverageSM rose 28.14% and the NASDAQ Composite® Index advanced 50.77%. Small-cap stocks led the charge, particularly lower-quality issues in cyclical industries such as biotechnology and the Internet. As a result, the Russell 2000® Index had its best calendar year ever, climbing 47.25%. The start of the year gave little indication of the strong performance to come, as the hangover of corporate governance scandals and an impending war with Iraq clouded the outlook for 2003. However, investors were encouraged by solid gross domestic product (GDP) growth in the first two quarters of 2003, and what seemed to be a quick resolution to the Iraqi conflict. Federal tax cuts and a boom in mortgage refinancing further boosted the markets and put more discretionary income in consumers' pockets. In the third quarter, GDP growth grew 8.2%, its highest level since 1984.

For the year ending December 31, 2003, the fund slightly outperformed the S&P 500® index, which gained 28.69%, and performed about in line with the LipperSM Variable Annuity Growth Funds Average, which returned 30.23%. The fund outperformed its peers through much of the year, but couldn't quite maintain its lead as the market rally increasingly focused on smaller, aggressive stocks and NASDAQ names later in the year. Consequently, several of the large-cap, defensive steady growers among the fund's top-10 holdings, such as Microsoft, Gillette and Coca-Cola, lagged in the second-half rally. Stock selection in technology, particularly semiconductors, was a significant contributor relative to the index. Three of our top eight performers were semiconductor-related: National Semiconductor, Texas Instruments and Analog Devices. In media, weak advertising spending in the spot market - local TV, radio and newspapers - hurt the fund's positions in Viacom and Fox Entertainment. Cooper Cameron and Schlumberger also disappointed, as energy companies worked to improve their balance sheets rather than fund new exploration projects. On the other hand, brokerage stocks Merrill Lynch and Citigroup boosted performance as the capital markets improved.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Investment Summary

Top Five Stocks as of December 31, 2003
% of fund's net assets
Microsoft Corp.	3.5
General Electric Co.	3.1
Citigroup, Inc.	3.0
Pfizer, Inc.	2.9
Viacom, Inc. Class B (non-vtg.)	2.2
14.7
Top Five Market Sectors as of December 31, 2003
% of fund's net assets
Consumer Discretionary	18.3
Information Technology	18.2
Financials	13.3
Health Care	13.0
Industrials	10.2
Asset Allocation as of December 31, 2003
% of fund's net assets *
Stocks and Equity Futures	98.2%
Short-Term Investments and Net Other Assets	1.8%

* Foreign investments	6.9%

Annual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Investments December 31, 2003

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 18.3%
Automobiles - 0.4%
Harley-Davidson, Inc.	68,200	$ 3,241,546
Hotels, Restaurants & Leisure - 2.2%
Carnival Corp. unit	22,800	905,844
Darden Restaurants, Inc.	43,100	906,824
Hilton Hotels Corp.	198,600	3,402,018
Krispy Kreme Doughnuts, Inc. (a)	48,500	1,775,100
Mandalay Resort Group	21,500	961,480
McDonald's Corp.	110,700	2,748,681
Panera Bread Co. Class A (a)	30,700	1,213,571
Starbucks Corp. (a)	51,200	1,692,672
Starwood Hotels & Resorts Worldwide, Inc. unit	102,500	3,686,925
		17,293,115
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	38,400	2,021,376
InterActiveCorp (a)	55,800	1,893,294
		3,914,670
Media - 11.8%
Cablevision Systems Corp. - NY Group Class A (a)	126,700	2,963,513
Clear Channel Communications, Inc.	160,600	7,520,898
Comcast Corp. Class A (special) (a)	100,808	3,153,274
Dow Jones & Co., Inc.	66,500	3,315,025
Fox Entertainment Group, Inc. Class A (a)	324,400	9,456,260
Hughes Electronics Corp. (a)	70,055	1,159,410
Liberty Media Corp. Class A (a)	335,800	3,992,662
Meredith Corp.	50,600	2,469,786
News Corp. Ltd.:
ADR	294,600	10,635,060
sponsored ADR	7,835	237,009
Omnicom Group, Inc.	33,600	2,934,288
Time Warner, Inc. (a)	811,200	14,593,488
Univision Communications, Inc. Class A (a)	210,300	8,346,807
Viacom, Inc. Class B (non-vtg.)	391,120	17,357,906
Walt Disney Co.	152,700	3,562,491
		91,697,877
Specialty Retail - 2.8%
Best Buy Co., Inc.	102,600	5,359,824
Circuit City Stores, Inc.	179,000	1,813,270
Home Depot, Inc.	150,900	5,355,441
Lowe's Companies, Inc.	23,300	1,290,587
Staples, Inc. (a)	212,200	5,793,060
Williams-Sonoma, Inc. (a)	49,900	1,735,023
		21,347,205

	Shares	Value (Note 1)
Textiles Apparel & Luxury Goods - 0.6%
Coach, Inc. (a)	32,800	$ 1,238,200
NIKE, Inc. Class B	47,100	3,224,466
		4,462,666
TOTAL CONSUMER DISCRETIONARY		141,957,079
CONSUMER STAPLES - 8.9%
Beverages - 2.8%
Anheuser-Busch Companies, Inc.	39,200	2,065,056
PepsiCo, Inc.	68,500	3,193,470
The Coca-Cola Co.	318,600	16,168,950
		21,427,476
Food & Staples Retailing - 1.2%
Costco Wholesale Corp. (a)	26,600	988,988
Sysco Corp.	67,200	2,501,856
Wal-Mart Stores, Inc.	106,100	5,628,605
		9,119,449
Food Products - 1.1%
Dean Foods Co. (a)	142,500	4,683,975
The J.M. Smucker Co.	80,078	3,626,733
		8,310,708
Household Products - 0.6%
Colgate-Palmolive Co.	73,900	3,698,695
Procter & Gamble Co.	10,820	1,080,702
		4,779,397
Personal Products - 2.4%
Avon Products, Inc.	23,222	1,567,253
Gillette Co.	470,970	17,298,728
		18,865,981
Tobacco - 0.8%
Altria Group, Inc.	114,320	6,221,294
TOTAL CONSUMER STAPLES		68,724,305
ENERGY - 5.5%
Energy Equipment & Services - 2.4%
Baker Hughes, Inc.	88,100	2,833,296
Cooper Cameron Corp. (a)	30,800	1,435,280
Helmerich & Payne, Inc.	25,200	703,836
Schlumberger Ltd. (NY Shares)	256,500	14,035,680
		19,008,092
Oil & Gas - 3.1%
BP PLC sponsored ADR	171,290	8,453,162
ConocoPhillips	47,930	3,142,770
Exxon Mobil Corp.	301,400	12,357,400
		23,953,332
TOTAL ENERGY		42,961,424
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 13.3%
Capital Markets - 4.4%
Bank of New York Co., Inc.	32,300	$ 1,069,776
Charles Schwab Corp.	100,500	1,189,920
Goldman Sachs Group, Inc.	44,700	4,413,231
Lehman Brothers Holdings, Inc.	22,700	1,752,894
Merrill Lynch & Co., Inc.	215,000	12,609,750
Morgan Stanley	223,200	12,916,584
		33,952,155
Commercial Banks - 0.6%
Bank of America Corp.	38,100	3,064,383
Bank One Corp.	33,700	1,536,383
		4,600,766
Consumer Finance - 1.7%
American Express Co.	255,000	12,298,650
SLM Corp.	21,200	798,816
		13,097,466
Diversified Financial Services - 3.0%
Citigroup, Inc.	482,307	23,411,182
Insurance - 2.0%
AFLAC, Inc.	11,000	397,980
American International Group, Inc.	202,062	13,392,669
MetLife, Inc.	22,400	754,208
Travelers Property Casualty Corp. Class A	49,709	834,117
		15,378,974
Thrifts & Mortgage Finance - 1.6%
Fannie Mae	139,200	10,448,352
Freddie Mac	37,400	2,181,168
		12,629,520
TOTAL FINANCIALS		103,070,063
HEALTH CARE - 13.0%
Biotechnology - 0.2%
Celgene Corp. (a)	27,900	1,256,058
CV Therapeutics, Inc. (a)	16,000	234,560
		1,490,618
Health Care Equipment & Supplies - 2.2%
Alcon, Inc.	98,400	5,957,136
Bausch & Lomb, Inc.	64,700	3,357,930
Becton, Dickinson & Co.	97,000	3,990,580
C.R. Bard, Inc.	8,400	682,500
Medtronic, Inc.	40,500	1,968,705
St. Jude Medical, Inc. (a)	17,880	1,096,938
		17,053,789
Health Care Providers & Services - 0.8%
Cardinal Health, Inc.	14,205	868,778
McKesson Corp.	22,400	720,384

	Shares	Value (Note 1)
UnitedHealth Group, Inc.	39,900	$ 2,321,382
WebMD Corp. (a)	252,300	2,268,177
		6,178,721
Pharmaceuticals - 9.8%
Abbott Laboratories	178,830	8,333,478
AstraZeneca PLC sponsored ADR	44,600	2,157,748
Barr Laboratories, Inc. (a)	36,145	2,781,358
Bristol-Myers Squibb Co.	27,900	797,940
Eli Lilly & Co.	38,900	2,735,837
Forest Laboratories, Inc. (a)	27,700	1,711,860
Johnson & Johnson	256,500	13,250,790
Merck & Co., Inc.	153,700	7,100,940
Novartis AG sponsored ADR	134,700	6,181,383
Pfizer, Inc.	629,593	22,243,521
Schering-Plough Corp.	87,100	1,514,669
Watson Pharmaceuticals, Inc. (a)	32,700	1,504,200
Wyeth	142,500	6,049,125
		76,362,849
TOTAL HEALTH CARE		101,085,977
INDUSTRIALS - 10.2%
Aerospace & Defense - 1.8%
Boeing Co.	117,900	4,968,306
EADS NV	78,650	1,864,903
Honeywell International, Inc.	22,700	758,861
Lockheed Martin Corp.	54,370	2,794,618
Northrop Grumman Corp.	34,100	3,259,960
		13,646,648
Air Freight & Logistics - 1.3%
FedEx Corp.	68,400	4,617,000
United Parcel Service, Inc. Class B	79,100	5,896,905
		10,513,905
Airlines - 0.7%
Continental Airlines, Inc. Class B (a)	55,700	906,239
Southwest Airlines Co.	267,450	4,316,643
		5,222,882
Commercial Services & Supplies - 0.5%
Apollo Group, Inc. Class A (a)	22,300	1,516,400
Manpower, Inc.	33,300	1,567,764
Monster Worldwide, Inc. (a)	22,600	496,296
		3,580,460
Industrial Conglomerates - 4.6%
3M Co.	89,800	7,635,694
General Electric Co.	775,250	24,017,245
Tyco International Ltd.	162,200	4,298,300
		35,951,239
Machinery - 1.1%
Caterpillar, Inc.	50,200	4,167,604
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Danaher Corp.	23,500	$ 2,156,125
Parker Hannifin Corp.	33,200	1,975,400
		8,299,129
Road & Rail - 0.2%
CSX Corp.	34,290	1,232,383
Union Pacific Corp.	11,040	767,059
		1,999,442
TOTAL INDUSTRIALS		79,213,705
INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 4.1%
CIENA Corp. (a)	63,800	423,632
Cisco Systems, Inc. (a)	643,460	15,629,643
Corning, Inc. (a)	232,600	2,426,018
Juniper Networks, Inc. (a)	199,600	3,728,528
Motorola, Inc.	186,700	2,626,869
Nortel Networks Corp. (a)	369,600	1,563,409
QUALCOMM, Inc.	22,600	1,218,818
Scientific-Atlanta, Inc.	48,470	1,323,231
Sonus Networks, Inc. (a)	322,800	2,440,368
		31,380,516
Computers & Peripherals - 2.9%
Dell, Inc. (a)	190,900	6,482,964
Diebold, Inc.	46,300	2,494,181
EMC Corp. (a)	157,000	2,028,440
Hewlett-Packard Co.	183,000	4,203,510
International Business Machines Corp.	22,600	2,094,568
Lexmark International, Inc. Class A (a)	17,000	1,336,880
Maxtor Corp. (a)	90,500	1,004,550
Network Appliance, Inc. (a)	85,500	1,755,315
Sun Microsystems, Inc. (a)	211,200	948,288
		22,348,696
Electronic Equipment & Instruments - 0.2%
Agilent Technologies, Inc. (a)	49,400	1,444,456
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	72,700	3,283,859
IT Services - 0.2%
Hewitt Associates, Inc. Class A (a)	29,500	882,050
Paychex, Inc.	22,166	824,575
		1,706,625
Semiconductors & Semiconductor Equipment - 5.6%
Agere Systems, Inc. Class A (a)	54,900	167,445
Analog Devices, Inc.	115,300	5,263,445
Applied Materials, Inc. (a)	123,000	2,761,350
Intel Corp.	318,210	10,246,362
KLA-Tencor Corp. (a)	42,500	2,493,475
Lam Research Corp. (a)	81,700	2,638,910

	Shares	Value (Note 1)
Marvell Technology Group Ltd. (a)	27,877	$ 1,057,375
National Semiconductor Corp. (a)	141,300	5,568,633
Omnivision Technologies, Inc. (a)	9,100	502,775
Samsung Electronics Co. Ltd.	2,850	1,077,861
Teradyne, Inc. (a)	38,800	987,460
Texas Instruments, Inc.	260,100	7,641,738
Xilinx, Inc. (a)	75,300	2,917,122
		43,323,951
Software - 4.8%
Adobe Systems, Inc.	96,200	3,780,660
Microsoft Corp.	996,520	27,444,159
Oracle Corp. (a)	73,800	974,160
Red Hat, Inc. (a)	65,899	1,236,924
Symantec Corp. (a)	50,600	1,753,290
VERITAS Software Corp. (a)	63,788	2,370,362
		37,559,555
TOTAL INFORMATION TECHNOLOGY		141,047,658
MATERIALS - 4.2%
Chemicals - 2.1%
Dow Chemical Co.	196,300	8,160,191
E.I. du Pont de Nemours & Co.	44,900	2,060,461
International Flavors & Fragrances, Inc.	43,100	1,505,052
Praxair, Inc.	118,600	4,530,520
		16,256,224
Containers & Packaging - 0.1%
Pactiv Corp. (a)	39,800	951,220
Metals & Mining - 1.7%
Alcoa, Inc.	171,700	6,524,600
Phelps Dodge Corp. (a)	87,420	6,651,788
		13,176,388
Paper & Forest Products - 0.3%
International Paper Co.	54,700	2,358,117
TOTAL MATERIALS		32,741,949
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
BellSouth Corp.	42,800	1,211,240
NTL, Inc. (a)	10,800	753,300
SBC Communications, Inc.	266,060	6,936,184
Verizon Communications, Inc.	183,400	6,433,672
		15,334,396
UTILITIES - 0.1%
Electric Utilities - 0.1%
PG&E Corp. (a)	21,600	599,832
TOTAL COMMON STOCKS (Cost $597,451,356)		726,736,388
U.S. Treasury Obligations - 0.3%
	Principal Amount	Value (Note 1)
U.S. Treasury Bills, yield at date of purchase 0.87% 3/11/04 (c) (Cost $2,495,710)	$ 2,500,000	$ 2,495,928
Money Market Funds - 6.4%
	Shares
Fidelity Cash Central Fund, 1.07% (b) (Cost $49,407,853)	49,407,853	49,407,853
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $649,354,919)		778,640,169
NET OTHER ASSETS - (0.4)%		(3,141,514)
NET ASSETS - 100%		$ 775,498,655
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
127 S&P 500 Index Contracts	March 2004	$ 35,261,550	$ 853,313

The face value of futures purchased as a percentage of net assets - 4.5%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,495,928.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $397,900,867 and $378,416,859, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $26,718 for the period.
Income Tax Information

At December 31, 2003, the fund had a capital loss carryforward of approximately $277,246,000 of which $11,753,000, $149,878,000 and $115,615,000 will expire on December 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2003

Assets
Investment in securities, at value (cost $649,354,919) - See accompanying schedule		$ 778,640,169
Receivable for investments sold		2,922,920
Receivable for fund shares sold		405,301
Dividends receivable		813,790
Interest receivable		44,711
Receivable for daily variation on futures contracts		92,075
Prepaid expenses		4,155
Other receivables		62,315
Total assets		782,985,436

Liabilities
Payable for investments purchased	$ 6,235,221
Payable for fund shares redeemed	747,007
Accrued management fee	361,863
Distribution fees payable	30,301
Other affiliated payables	61,667
Other payables and accrued expenses	50,722
Total liabilities		7,486,781

Net Assets		$ 775,498,655
Net Assets consist of:
Paid in capital		$ 924,036,354
Undistributed net investment income		3,663,993
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(282,350,096)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		130,148,404
Net Assets		$ 775,498,655

Initial Class: Net Asset Value, offering price and redemption price per share ($490,709,558 ÷ 32,560,919 shares)		$ 15.07

Service Class: Net Asset Value, offering price and redemption price per share ($224,659,918 ÷ 14,914,814 shares)		$ 15.06

Service Class 2: Net Asset Value, offering price and redemption price per share ($60,129,179 ÷ 4,013,130 shares)		$ 14.98

Statement of Operations

	Year ended December 31, 2003

Investment Income
Dividends		$ 8,281,240
Interest		728,218
Security lending		10,959
Total income		9,020,417

Expenses
Management fee	$ 3,917,176
Transfer agent fees	480,549
Distribution fees	319,540
Accounting and security lending fees	211,274
Non-interested trustees' compensation	3,316
Custodian fees and expenses	20,923
Audit	38,405
Legal	4,692
Miscellaneous	206,799
Total expenses before reductions	5,202,674
Expense reductions	(161,542)	5,041,132
Net investment income (loss)		3,979,285
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	10,832,776
Foreign currency transactions	1,489
Futures contracts	7,370,564
Total net realized gain (loss)		18,204,829
Change in net unrealized appreciation (depreciation) on: Investment securities	151,661,594
Assets and liabilities in foreign currencies	6,103
Futures contracts	2,816,998
Total change in net unrealized appreciation (depreciation)		154,484,695
Net gain (loss)		172,689,524
Net increase (decrease) in net assets resulting from operations		$ 176,668,809

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2003	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,979,285	$ 4,975,875
Net realized gain (loss)	18,204,829	(113,552,394)
Change in net unrealized appreciation (depreciation)	154,484,695	(95,136,556)
Net increase (decrease) in net assets resulting from operations	176,668,809	(203,713,075)
Distributions to shareholders from net investment income	(4,842,328)	(8,515,304)
Share transactions - net increase (decrease)	(29,607,058)	(130,074,012)
Total increase (decrease) in net assets	142,219,423	(342,302,391)

Net Assets
Beginning of period	633,279,232	975,581,623
End of period (including undistributed net investment income of $3,663,993 and undistributed net investment income of $4,525,392, respectively)	$ 775,498,655	$ 633,279,232
Other Information:
Share Transactions	Year ended December 31, 2003
Shares	Initial Class	Service Class	Service Class 2
Sold	4,861,113	1,609,284	1,388,002
Reinvested	309,123	114,933	19,452
Redeemed	(7,052,265)	(2,906,117)	(959,886)
Net increase (decrease)	(1,882,029)	(1,181,900)	447,568

Dollars Sold	$ 63,883,410	$ 21,117,379	$ 18,018,110
Reinvested	3,375,625	1,255,069	211,634
Redeemed	(88,846,190)	(36,517,831)	(12,104,264)
Net increase (decrease)	$ (21,587,155)	$ (14,145,383)	$ 6,125,480

Share Transactions	Year ended December 31, 2002
Shares	Initial Class	Service Class	Service Class 2
Sold	4,073,344	2,148,249	2,793,837
Reinvested	418,938	154,434	23,984
Redeemed	(13,173,878)	(4,639,853)	(2,220,662)
Net increase (decrease)	(8,681,596)	(2,337,170)	597,159

Dollars Sold	$ 53,351,268	$ 28,729,746	$ 36,310,489
Reinvested	5,974,043	2,200,701	340,561
Redeemed	(170,612,111)	(58,753,780)	(27,614,929)
Net increase (decrease)	$ (111,286,800)	$ (27,823,333)	$ 9,036,121
Distributions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 3,375,625	$ 1,255,069	$ 211,634
From net realized gain	-	-	-
Total	$ 3,375,625	$ 1,255,069	$ 211,634
	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
From net investment income	$ 5,974,042	$ 2,200,701	$ 340,561
From net realized gain	-	-	-
Total	$ 5,974,042	$ 2,200,701	$ 340,561

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Financial Highlights - Initial Class

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 15.13	$ 17.74	$ 23.15	$ 22.88
Income from Investment Operations
Net investment income (loss) C	.08	.09	.12	.06	.27
Net realized and unrealized gain (loss)	3.38	(3.37)	(2.67)	(3.77)	.66
Total from investment operations	3.46	(3.28)	(2.55)	(3.71)	.93
Distributions from net investment income	(.10)	(.14)	(.06)	(.29)	(.23)
Distributions from net realized gain	-	-	-	(1.41)	(.43)
Total distributions	(.10)	(.14)	(.06)	(1.70)	(.66)
Net asset value, end of period	$ 15.07	$ 11.71	$ 15.13	$ 17.74	$ 23.15
Total Return A,B	29.87%	(21.84)%	(14.42)%	(17.07)%	4.27%
Ratios to Average Net Assets D
Expenses before expense reductions	.72%	.70%	.69%	.68%	.69%
Expenses net of voluntary waivers, if any	.72%	.70%	.69%	.68%	.69%
Expenses net of all reductions	.70%	.66%	.67%	.66%	.68%
Net investment income (loss)	.64%	.68%	.79%	.31%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 490,710	$ 403,476	$ 652,493	$ 951,875	$ 1,541,587
Portfolio turnover rate	62%	60%	89%	117%	42%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.70	$ 15.11	$ 17.71	$ 23.12	$ 22.86
Income from Investment Operations
Net investment income (loss) C	.07	.08	.11	.04	.25
Net realized and unrealized gain (loss)	3.37	(3.37)	(2.67)	(3.76)	.66
Total from investment operations	3.44	(3.29)	(2.56)	(3.72)	.91
Distributions from net investment income	(.08)	(.12)	(.04)	(.28)	(.22)
Distributions from net realized gain	-	-	-	(1.41)	(.43)
Total distributions	(.08)	(.12)	(.04)	(1.69)	(.65)
Net asset value, end of period	$ 15.06	$ 11.70	$ 15.11	$ 17.71	$ 23.12
Total Return A,B	29.66%	(21.92)%	(14.49)%	(17.13)%	4.18%
Ratios to Average Net Assets D
Expenses before expense reductions	.82%	.80%	.79%	.79%	.79%
Expenses net of voluntary waivers, if any	.82%	.80%	.79%	.79%	.79%
Expenses net of all reductions	.80%	.77%	.77%	.76%	.78%
Net investment income (loss)	.54%	.58%	.69%	.21%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 224,660	$ 188,318	$ 278,446	$ 345,960	$ 344,778
Portfolio turnover rate	62%	60%	89%	117%	42%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.64	$ 15.04	$ 17.68	$ 22.70
Income from Investment Operations
Net investment income (loss) E	.05	.05	.08	.01
Net realized and unrealized gain (loss)	3.35	(3.34)	(2.66)	(3.34)
Total from investment operations	3.40	(3.29)	(2.58)	(3.33)
Distributions from net investment income	(.06)	(.11)	(.06)	(.28)
Distributions from net realized gain	-	-	-	(1.41)
Total distributions	(.06)	(.11)	(.06)	(1.69)
Net asset value, end of period	$ 14.98	$ 11.64	$ 15.04	$ 17.68
Total Return B,C,D	29.40%	(22.01) %	(14.64) %	(15.74) %
Ratios to Average Net Assets G
Expenses before expense reductions	.99%	.97%	.95%	.95% A
Expenses net of voluntary waivers, if any	.99%	.97%	.95%	.95% A
Expenses net of all reductions	.96%	.94%	.93%	.93% A
Net investment income (loss)	.37%	.41%	.53%	.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,129	$ 41,486	$ 44,643	$ 25,827
Portfolio turnover rate	62%	60%	89%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Notes to Financial Statements

For the period ended December 31, 2003

1. Significant Accounting Policies.

Growth Opportunities Portfolio (the fund) is a fund of Variable Insurance Products Fund III (the trust) (referred to in this report as Fidelity Variable Insurance Products: Growth Opportunities Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 145,777,394	|
Unrealized depreciation	(20,734,261)
Net unrealized appreciation (depreciation)	125,043,133
Undistributed ordinary income	3,665,484
Capital loss carryforward	(277,246,288)

Cost for federal income tax purposes	$ 653,597,036

The tax character of distributions paid was as follows:

	December 31, 2003	December 31, 2002
Ordinary Income	$ 4,842,328	$ 8,515,304

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

Growth Opportunities Portfolio

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies, for the distribution of shares and providing shareholder support services:

Service Class	$ 197,953	|
Service Class 2	121,587
	$ 319,540

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class pays a transfer agent fee excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets.

For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 298,640	|
Service Class	139,421
Service Class 2	42,488
	$ 480,549

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $692,911 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $161,467 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $75.

8. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 20% of the total outstanding shares of the fund and one unaffiliated shareholder was the owner of record of 48% of the total outstanding shares of the fund.

Annual Report

Independent Auditors' Report

To the Trustees of Variable Insurance Products Fund III and Shareholders of Growth Opportunities Portfolio:

We have audited the accompanying statement of assets and liabilities of Growth Opportunities Portfolio (the Fund), a fund of Variable Insurance Products Fund III, including the portfolio of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Growth Opportunities Portfolio as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 11, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-221-5207.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1994

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of VIP Growth Opportunities (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1994

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1994

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1994

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund III. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Variable Insurance Products Fund III. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors (1998-1999) of Scudder Kemper Investments. In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

John B. McDowell (45)

Year of Election or Appointment: 2002

Vice President of VIP Growth Opportunities. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Bettina Doulton (39)

Year of Election or Appointment: 2000

Vice President of VIP Growth Opportunities. Ms. Doulton is also Vice President of another fund advised by FMR. Prior to assuming her current responsibilities, Ms. Doulton managed a variety of Fidelity funds.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of VIP Growth Opportunities. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of VIP Growth Opportunities. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (45)

Year of Election or Appointment: 2002

President and Treasurer of VIP Growth Opportunities. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of VIP Growth Opportunities. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Growth Opportunities. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1995 Assistant Treasurer of VIP Growth Opportunities. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of VIP Growth Opportunities. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of VIP Growth Opportunities. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of VIP Growth Opportunities. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A percentage of the dividends distributed during the fiscal year for the following classes qualifies for the dividends-received deduction for corporate shareholders:

Initial Class	100%
Service Class	100%
Service Class 2	100%

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPGRO-ANN-0204
1.540209.106

Fidelity® Variable Insurance Products:

Growth & Income Portfolio

Annual Report

December 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Summary	<Click Here>	A summary of the fund's investments at period end.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditor's Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Growth & Income Portfolio

Fidelity Variable Insurance Products: Growth & Income Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2003	Past 1 year	Past 5 years	Life of fund A
Fidelity® VIP: Growth & Income - Initial Class	23.77%	-0.18%	7.45%
Fidelity VIP: Growth & Income - Service Class B	23.60%	-0.29%	7.33%
Fidelity VIP: Growth & Income - Service Class 2 C	23.44%	-0.41%	7.24%

A From December 31, 1996.

B The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

C The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset based distribution fee (12b-1 fee). Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of the Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Growth & Income Portfolio - Initial Class on December 31, 1996, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 ® Index did over the same period.

Annual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Management's Discussion of Fund Performance

Comments from Louis Salemy, Portfolio Manager of Fidelity® Variable Insurance Products: Growth & Income Portfolio

U.S. equity markets snapped a three-year losing streak in 2003, rebounding on the strength of the lowest interest rates in decades, improved corporate profits and a resurgent economy. For the year overall, the Standard & Poor's 500SM Index gained 28.69%, the Dow Jones Industrial AverageSM rose 28.14% and the NASDAQ Composite® Index advanced 50.77%. Small-cap stocks led the charge, particularly lower-quality issues in cyclical industries such as biotechnology and the Internet. As a result, the Russell 2000® Index had its best calendar year ever, climbing 47.25%. The start of the year gave little indication of the strong performance to come, as the hangover of corporate governance scandals and an impending war with Iraq clouded the outlook for 2003. However, investors were encouraged by solid gross domestic product (GDP) growth in the first two quarters of 2003, and what seemed to be a quick resolution to the Iraqi conflict. Federal tax cuts and a boom in mortgage refinancing further boosted the markets and put more discretionary income in consumers' pockets. In the third quarter, GDP growth grew 8.2%, its highest level since 1984.

During the past year, the fund posted solid gains but trailed both the Standard & Poor's 500SM Index and the LipperSM Variable Annuity Growth & Income Funds Average, which returned 28.69% and 28.54%, respectively. Weak sector positioning more than offset good stock picking overall. Most of the shortfall versus the index came during the second half of the period amid a strong speculative rally in cyclical- and growth-oriented segments of the market. Shying away from technology stocks hurt a lot as the sector took off early in the spring and never looked back. Unfortunately, I wasn't able to generate enough excess returns elsewhere in the fund to make up for not owning top-performing tech names in the index such as Intel. Another drag was overweighting weak telecommunication services stocks - most notably BellSouth - and retailers such as Kohl's. In addition, having an average of roughly 12% of the fund in cash during the period detracted in an up market. On the plus side, I had some solid picks in media, where our collective holdings beat those in the index by a wide margin. Large stakes in advertising giant Omnicom Group and satellite broadcaster EchoStar led the way here. Favoring market-sensitive financials such as Merrill Lynch also helped, as did underweighting the lagging large-cap drug stocks.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Investment Summary

Top Five Stocks as of December 31, 2003
% of fund's net assets
Omnicom Group, Inc.	6.5
Gillette Co.	5.8
BellSouth Corp.	5.3
Morgan Stanley	5.2
EchoStar Communications Corp. Class A	4.8
27.6
Top Five Market Sectors as of December 31, 2003
% of fund's net assets
Financials	21.2
Consumer Discretionary	20.0
Consumer Staples	16.9
Telecommunication Services	8.4
Industrials	6.0
Asset Allocation as of December 31, 2003
% of fund's net assets *
Stocks	88.5%
Short-Term Investments and Net Other Assets	11.5%

* Foreign investments	4.4%

Annual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Investments December 31, 2003

Showing Percentage of Net Assets

Common Stocks - 88.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 20.0%
Hotels, Restaurants & Leisure - 0.6%
Carnival Corp. unit	152,200	$ 6,046,906
Starwood Hotels & Resorts Worldwide, Inc. unit	96,100	3,456,717
		9,503,623
Household Durables - 0.1%
Garmin Ltd.	26,410	1,438,817
Media - 15.9%
Comcast Corp. Class A (special) (a)	266,200	8,326,736
E.W. Scripps Co. Class A	384,300	36,178,002
EchoStar Communications Corp. Class A (a)	2,107,100	71,641,400
News Corp. Ltd. ADR	469,100	16,934,510
Omnicom Group, Inc.	1,100,600	96,115,398
Pegasus Communications Corp. Class A (a)	142,909	4,012,885
Tribune Co.	44,500	2,296,200
		235,505,131
Multiline Retail - 2.2%
Dollar Tree Stores, Inc. (a)	216,500	6,507,990
Kohl's Corp. (a)	570,400	25,633,776
Nordstrom, Inc.	29,700	1,018,710
		33,160,476
Specialty Retail - 0.7%
Hollywood Entertainment Corp. (a)	751,700	10,335,875
Textiles Apparel & Luxury Goods - 0.5%
Liz Claiborne, Inc.	205,800	7,297,668
TOTAL CONSUMER DISCRETIONARY		297,241,590
CONSUMER STAPLES - 16.9%
Beverages - 1.2%
Anheuser-Busch Companies, Inc.	74,800	3,940,464
The Coca-Cola Co.	290,400	14,737,800
		18,678,264
Food & Staples Retailing - 5.3%
Costco Wholesale Corp. (a)	152,400	5,666,232
Sysco Corp.	164,700	6,131,781
Wal-Mart Stores, Inc.	921,900	48,906,795
Walgreen Co.	485,000	17,644,300
		78,349,108
Food Products - 0.8%
McCormick & Co., Inc. (non-vtg.)	421,100	12,675,110
Household Products - 2.6%
Colgate-Palmolive Co.	309,200	15,475,460
Kimberly-Clark Corp.	387,000	22,867,830
		38,343,290
Personal Products - 5.8%
Gillette Co.	2,335,300	85,775,569

	Shares	Value (Note 1)
Tobacco - 1.2%
Altria Group, Inc.	318,960	$ 17,357,803
TOTAL CONSUMER STAPLES		251,179,144
ENERGY - 4.6%
Oil & Gas - 4.6%
BP PLC sponsored ADR	471,100	23,248,785
Exxon Mobil Corp.	1,082,056	44,364,296
		67,613,081
FINANCIALS - 21.2%
Capital Markets - 11.4%
Goldman Sachs Group, Inc.	374,500	36,974,385
Merrill Lynch & Co., Inc.	935,100	54,843,615
Morgan Stanley	1,332,700	77,123,349
		168,941,349
Commercial Banks - 5.2%
Bank One Corp.	180,300	8,219,877
Wells Fargo & Co.	1,186,400	69,867,096
		78,086,973
Consumer Finance - 0.8%
American Express Co.	236,700	11,416,041
Insurance - 3.5%
Allstate Corp.	288,500	12,411,270
American International Group, Inc.	454,905	30,151,103
PartnerRe Ltd.	111,600	6,478,380
Travelers Property Casualty Corp. Class B	141,300	2,397,861
		51,438,614
Real Estate - 0.3%
Equity Office Properties Trust	165,800	4,750,170
TOTAL FINANCIALS		314,633,147
HEALTH CARE - 4.5%
Biotechnology - 0.9%
Amgen, Inc. (a)	215,000	13,287,000
Health Care Equipment & Supplies - 1.2%
Advanced Medical Optics, Inc. (a)	1	20
Alcon, Inc.	124,300	7,525,122
Medtronic, Inc.	227,200	11,044,192
		18,569,334
Pharmaceuticals - 2.4%
Allergan, Inc.	98,500	7,565,785
Pfizer, Inc.	788,400	27,854,172
		35,419,957
TOTAL HEALTH CARE		67,276,291
INDUSTRIALS - 6.0%
Aerospace & Defense - 1.5%
EADS NV	135,200	3,205,783
Lockheed Martin Corp.	115,500	5,936,700
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Aerospace & Defense - continued
Northrop Grumman Corp.	83,100	$ 7,944,360
United Technologies Corp.	58,500	5,544,045
		22,630,888
Airlines - 1.4%
Continental Airlines, Inc. Class B (a)	668,500	10,876,495
MAIR Holdings, Inc. (a)	435,200	3,168,256
Northwest Airlines Corp. (a)	320,000	4,038,400
Southwest Airlines Co.	179,500	2,897,130
		20,980,281
Building Products - 0.2%
American Standard Companies, Inc. (a)	29,300	2,950,510
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	92,400	5,176,248
Industrial Conglomerates - 1.8%
General Electric Co.	850,800	26,357,784
Machinery - 0.1%
Illinois Tool Works, Inc.	14,500	1,216,695
Road & Rail - 0.6%
Union Pacific Corp.	136,200	9,463,176
TOTAL INDUSTRIALS		88,775,582
INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 1.9%
Cisco Systems, Inc. (a)	1,139,700	27,683,313
Foundry Networks, Inc. (a)	300	8,208
Nokia Corp. sponsored ADR	27,900	474,300
		28,165,821
Computers & Peripherals - 0.1%
Diebold, Inc.	2,300	123,901
Lexmark International, Inc. Class A (a)	14,000	1,100,960
		1,224,861
IT Services - 0.6%
Paychex, Inc.	241,819	8,995,667
Software - 3.3%
Microsoft Corp.	1,814,800	49,979,592
TOTAL INFORMATION TECHNOLOGY		88,365,941
MATERIALS - 0.1%
Chemicals - 0.1%
PPG Industries, Inc.	28,900	1,850,178
Praxair, Inc.	4,600	175,720
		2,025,898

	Shares	Value (Note 1)
Containers & Packaging - 0.0%
Ball Corp.	6	$ 357
TOTAL MATERIALS		2,026,255
TELECOMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 8.4%
BellSouth Corp.	2,802,600	79,313,580
SBC Communications, Inc.	790,530	20,609,117
Verizon Communications, Inc.	701,500	24,608,620
		124,531,317
UTILITIES - 0.9%
Electric Utilities - 0.9%
Entergy Corp.	228,300	13,042,779
FPL Group, Inc.	2,800	183,176
		13,225,955
TOTAL COMMON STOCKS (Cost $1,174,667,456)		1,314,868,303
Money Market Funds - 13.2%

Fidelity Cash Central Fund, 1.07% (b)	192,721,736	192,721,736
Fidelity Securities Lending Cash Central Fund, 1.09% (b)	3,255,875	3,255,875
TOTAL MONEY MARKET FUNDS (Cost $195,977,611)		195,977,611
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $1,370,645,067)		1,510,845,914
NET OTHER ASSETS - (1.7)%		(25,777,628)
NET ASSETS - 100%		$ 1,485,068,286
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $468,088,420 and $267,385,284, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $32,908 for the period.
Income Tax Information

At December 31, 2003, the fund had a capital loss carryforward of approximately $166,422,000 of which $49,149,000, $107,382,000 and $9,891,000 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Fidelity Variable Insurance Products: Growth & Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2003

Assets
Investment in securities, at value (including securities loaned of $3,104,535) (cost $1,370,645,067) - See accompanying schedule		$ 1,510,845,914
Receivable for fund shares sold		654,942
Dividends receivable		1,158,009
Interest receivable		172,140
Prepaid expenses		7,722
Other receivables		28,733
Total assets		1,512,867,460

Liabilities
Payable for investments purchased	$ 22,903,336
Payable for fund shares redeemed	803,077
Accrued management fee	574,873
Distribution fees payable	96,439
Other affiliated payables	110,046
Other payables and accrued expenses	55,528
Collateral on securities loaned, at value	3,255,875
Total liabilities		27,799,174

Net Assets		$ 1,485,068,286
Net Assets consist of:
Paid in capital		$ 1,502,091,257
Undistributed net investment income		12,027,562
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(169,251,380)
Net unrealized appreciation (depreciation) on investments		140,200,847
Net Assets		$ 1,485,068,286
Initial Class: Net Asset Value, offering price and redemption price per share ($785,493,956 ÷ 59,249,650 shares)		$ 13.26

Service Class: Net Asset Value, offering price and redemption price per share ($357,585,122 ÷ 27,133,909 shares)		$ 13.18

Service Class 2: Net Asset Value, offering price and redemption price per share ($341,989,208 ÷ 26,133,761 shares)		$ 13.09

Statement of Operations

	Year ended December 31, 2003

Investment Income
Dividends		$ 17,031,170
Interest		2,596,201
Security lending		24,914
Total income		19,652,285

Expenses
Management fee	$ 5,872,983
Transfer agent fees	846,160
Distribution fees	851,782
Accounting and security lending fees	297,038
Non-interested trustees' compensation	4,861
Custodian fees and expenses	18,218
Audit	38,843
Legal	7,697
Miscellaneous	183,971
Total expenses before reductions	8,121,553
Expense reductions	(33,216)	8,088,337
Net investment income (loss)		11,563,948
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(8,956,799)
Foreign currency transactions	(366)
Total net realized gain (loss)		(8,957,165)
Change in net unrealized appreciation (depreciation) on investment securities		256,023,394
Net gain (loss)		247,066,229
Net increase (decrease) in net assets resulting from operations		$ 258,630,177

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2003	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,563,948	$ 14,033,270
Net realized gain (loss)	(8,957,165)	(105,954,322)
Change in net unrealized appreciation (depreciation)	256,023,394	(123,219,077)
Net increase (decrease) in net assets resulting from operations	258,630,177	(215,140,129)
Distributions to shareholders from net investment income	(12,772,749)	(15,060,404)
Share transactions - net increase (decrease)	210,037,372	8,584,266
Total increase (decrease) in net assets	455,894,800	(221,616,267)

Net Assets
Beginning of period	1,029,173,486	1,250,789,753
End of period (including undistributed net investment income of $12,027,562 and undistributed net investment income of $13,960,647, respectively)	$ 1,485,068,286	$ 1,029,173,486
Other Information:
Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	8,588,135	4,730,597	14,305,974
Reinvested	791,445	298,276	164,516
Redeemed	(8,881,933)	(1,062,769)	(1,468,648)
Net increase (decrease)	497,647	3,966,104	13,001,842

Dollars Sold	$ 102,662,499	$ 56,731,473	$ 170,921,383
Reinvested	8,080,656	3,030,479	1,661,614
Redeemed	(103,784,385)	(12,033,144)	(17,233,203)
Net increase (decrease)	$ 6,958,770	$ 47,728,808	$ 155,349,794

Share Transactions	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
Shares Sold	5,547,232	3,741,835	8,546,664
Reinvested	858,112	262,919	83,941
Redeemed	(15,376,984)	(2,273,174)	(1,333,545)
Net increase (decrease)	(8,971,640)	1,731,580	7,297,060

Dollars Sold	$ 65,703,944	$ 44,246,058	$ 98,819,591
Reinvested	10,743,568	3,275,965	1,040,871
Redeemed	(175,367,574)	(25,009,314)	(14,868,843)
Net increase (decrease)	$ (98,920,062)	$ 22,512,709	$ 84,991,619

Distributions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 8,080,656	$ 3,030,479	$ 1,661,614
From net realized gain	-	-	-
Total	$ 8,080,656	$ 3,030,479	$ 1,661,614

	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
From net investment income	$ 10,743,568	$ 3,275,965	$ 1,040,871
From net realized gain	-	-	-
Total	$ 10,743,568	$ 3,275,965	$ 1,040,871

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Financial Highlights - Initial Class

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 13.19	$ 15.26	$ 17.30	$ 16.15
Income from Investment Operations
Net investment income (loss) C	.12	.15	.18	.20	.18
Net realized and unrealized gain (loss)	2.42	(2.32)	(1.45)	(.81)	1.27
Total from investment operations	2.54	(2.17)	(1.27)	(.61)	1.45
Distributions from net investment income	(.14)	(.16)	(.19)	(.19)	(.10)
Distributions from net realized gain	-	-	(.61)	(1.24)	(.20)
Total distributions	(.14)	(.16)	(.80)	(1.43)	(.30)
Net asset value, end of period	$ 13.26	$ 10.86	$ 13.19	$ 15.26	$ 17.30
Total Return A, B	23.77%	(16.61)%	(8.75)%	(3.62)%	9.17%
Ratios to Average Net Assets D
Expenses before expense reductions	.59%	.59%	.58%	.58%	.60%
Expenses net of voluntary waivers, if any	.59%	.59%	.58%	.58%	.60%
Expenses net of all reductions	.59%	.58%	.56%	.57%	.59%
Net investment income (loss)	1.02%	1.30%	1.34%	1.26%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 785,494	$ 638,124	$ 893,359	$ 1,011,393	$ 1,259,396
Portfolio turnover rate	25%	43%	58%	72%	58%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.80	$ 13.12	$ 15.19	$ 17.24	$ 16.11
Income from Investment Operations
Net investment income (loss) C	.11	.14	.16	.18	.16
Net realized and unrealized gain (loss)	2.40	(2.31)	(1.44)	(.80)	1.27
Total from investment operations	2.51	(2.17)	(1.28)	(.62)	1.43
Distributions from net investment income	(.13)	(.15)	(.18)	(.19)	(.10)
Distributions from net realized gain	-	-	(.61)	(1.24)	(.20)
Total distributions	(.13)	(.15)	(.79)	(1.43)	(.30)
Net asset value, end of period	$ 13.18	$ 10.80	$ 13.12	$ 15.19	$ 17.24
Total Return A, B	23.60%	(16.69)%	(8.85)%	(3.69)%	9.06%
Ratios to Average Net Assets D
Expenses before expense reductions	.69%	.69%	.68%	.69%	.70%
Expenses net of voluntary waivers, if any	.69%	.69%	.68%	.69%	.70%
Expenses net of all reductions	.69%	.68%	.66%	.68%	.69%
Net investment income (loss)	.92%	1.20%	1.24%	1.16%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 357,585	$ 250,160	$ 281,194	$ 212,994	$ 95,600
Portfolio turnover rate	25%	43%	58%	72%	58%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.73	$ 13.07	$ 15.17	$ 16.94
Income from Investment Operations
Net investment income (loss) E	.09	.12	.14	.15
Net realized and unrealized gain (loss)	2.39	(2.30)	(1.44)	(.49)
Total from investment operations	2.48	(2.18)	(1.30)	(.34)
Distributions from net investment income	(.12)	(.16)	(.19)	(.19)
Distributions from net realized gain	-	-	(.61)	(1.24)
Total distributions	(.12)	(.16)	(.80)	(1.43)
Net asset value, end of period	$ 13.09	$ 10.73	$ 13.07	$ 15.17
Total Return B, C, D	23.44%	(16.84)%	(9.01)%	(2.11)%
Ratios to Average Net Assets G
Expenses before expense reductions	.85%	.85%	.84%	.85% A
Expenses net of voluntary waivers, if any	.85%	.85%	.84%	.85% A
Expenses net of all reductions	.84%	.84%	.82%	.84% A
Net investment income (loss)	.76%	1.05%	1.08%	1.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 341,989	$ 140,890	$ 76,237	$ 13,025
Portfolio turnover rate	25%	43%	58%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Notes to Financial Statements

For the period ended December 31, 2003

1. Significant Accounting Policies.

Growth & Income Portfolio (the fund) is a fund of Variable Insurance Products Fund III (the trust) (referred to in this report as Fidelity Variable Insurance Products: Growth & Income Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 218,916,802	|
Unrealized depreciation	(81,646,274)
Net unrealized appreciation (depreciation)	137,270,528
Undistributed ordinary income	12,128,444
Capital loss carryforward	(166,421,945)

Cost for federal income tax purposes	$ 1,373,575,386

The tax character of distributions paid was as follows:

	December 31, 2003	December 31, 2002
Ordinary Income	$ 12,772,749	$ 15,060,404

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .48% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies, for the distribution of shares and providing shareholder support services:

Service Class	$ 294,948	|
Service Class 2	556,834
	$ 851,782

Growth & Income Portfolio

1. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class pays a transfer agent fee excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets.

For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 482,906	|
Service Class	203,338
Service Class 2	159,916
	$ 846,160

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,875,429 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $33,165 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $51.

8. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 22% of the total outstanding shares of the fund and two unaffiliated shareholders were the owners of record of 49% of the total outstanding shares of the fund.

Annual Report

Independent Auditors' Report

To the Trustees of Variable Insurance Products Fund III and Shareholders of Growth & Income Portfolio:

We have audited the accompanying statement of assets and liabilities of Growth & Income Portfolio (the Fund), a fund of Variable Insurance Products Fund III, including the portfolio of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Growth & Income Portfolio as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 11, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-221-5207.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1994

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of VIP Growth & Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000), and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1994

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1994

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1994

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products III. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity Magellan Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Variable Insurance Products III. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors (1998-1999) of Scudder Kemper Investments. In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Bart A. Grenier (44)

Year of Election or Appointment: 2001

Vice President of VIP Growth & Income. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Louis Salemy (42)

Year of Election or Appointment: 2000

Vice President of VIP Growth & Income and other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Salemy managed a variety of Fidelity funds.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of VIP Growth & Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of VIP Growth & Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (45)

Year of Election or Appointment: 2002

President and Treasurer of VIP Growth & Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of VIP Growth & Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Growth & Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1996 Assistant Treasurer of VIP Growth & Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of VIP Growth & Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of VIP Growth & Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of VIP Growth & Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A percentage of the dividends distributed during the fiscal year for the following classes qualifies for the dividends-received deduction for corporate shareholders:

Initial Class	92%
Service Class	99%
Service Class 2	100%

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Annual Report

Growth & Income Portfolio

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPGI-ANN-0204
1.540026.106

Fidelity® Variable Insurance Products:

Mid Cap Portfolio

Annual Report

December 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Summary	<Click Here>	A summary of the fund's investments at period end.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Mid Cap Portfolio

Fidelity Variable Insurance Products: Mid Cap Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2003	Past 1 year	Past 5 years	Life of fund A
Fidelity ® VIP: Mid Cap Portfolio - Initial Class	38.64%	19.25%	19.93%
Fidelity VIP: Mid Cap Portfolio - Service Class B	38.52%	19.13%	19.81%
Fidelity VIP: Mid Cap Portfolio - Service Class 2 C	38.31%	18.98%	19.66%

A From December 28, 1998.

B Performance for Service Class shares reflects an asset based distribution fee (12b-1).

C The initial offering of Service Class 2 shares took place January 12, 2000. Performance for Service Class 2 shares reflects an asset based distribution fee (12b-1 fee). Returns from December 28, 1998 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Mid Cap Portfolio - Initial Class on December 28, 1998, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P® MidCap 400 Index did over the same period.

Annual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Management's Discussion of Fund Performance

Comments from Tom Allen, Portfolio Manager of Fidelity® Variable Insurance Products: Mid Cap Portfolio

U.S. equity markets snapped a three-year losing streak in 2003, rebounding on the strength of the lowest interest rates in decades, improved corporate profits and a resurgent economy. For the year overall, the Standard & Poor's 500SM Index gained 28.69%, the Dow Jones Industrial AverageSM rose 28.14% and the NASDAQ Composite® Index advanced 50.77%. Small-cap stocks led the charge, particularly lower-quality issues in cyclical industries such as biotechnology and the Internet. As a result, the Russell 2000® Index had its best calendar year ever, climbing 47.25%. The start of the year gave little indication of the strong performance to come, as the hangover of corporate governance scandals and an impending war with Iraq clouded the outlook for 2003. However, investors were encouraged by solid gross domestic product (GDP) growth in the first two quarters of 2003, and what seemed to be a quick resolution to the Iraqi conflict. Federal tax cuts and a boom in mortgage refinancing further boosted the markets and put more discretionary income in consumers' pockets. In the third quarter, GDP growth grew 8.2%, its highest level since 1984.

For the 12-month period that ended December 31, 2003, the fund posted strong positive returns, outperforming both the Standard & Poor's® MidCap 400 Index, which gained 35.62%, and the LipperSM Variable Annuity Mid-Cap Funds Average, which rose 35.40%. The fund's significant overweighting in strong-performing materials stocks, including base metals such as copper and zinc - as well as big positions in gold mining issues - provided a large part of the fund's positive performance. Favorable stock selection in areas such as biotechnology, energy and health care equipment also contributed solid gains. Among the top contributors were gold producer Newmont Mining and Invitrogen, a life sciences technology company. Performance suffered because of the fund's overly cautious stance, particularly early in the period, which resulted in an unusually large position in cash and a significant underweighting in the resurgent semiconductor industry. Several gold mining stocks that did well in 2002 - Meridian Gold and Agnico-Eagle, for example - hurt performance in 2003 as investors reduced their exposure to these issues.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Investment Summary

Top Five Stocks as of December 31, 2003
% of fund's net assets
Newmont Mining Corp.	5.6
Invitrogen Corp.	3.4
Symbol Technologies, Inc.	2.3
Meridian Gold, Inc.	2.1
Freeport-McMoRan Copper & Gold, Inc. Class B	2.1
15.5
Top Five Market Sectors as of December 31, 2003
% of fund's net assets
Materials	22.7
Health Care	21.3
Consumer Discretionary	14.0
Energy	11.7
Information Technology	8.9
Asset Allocation as of December 31, 2003
% of fund's net assets*
Stocks	96.8%
Short-Term Investments and Net Other Assets	3.2%

*Foreign investments 26.0%

Annual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Investments December 31, 2003

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 14.0%
Auto Components - 1.1%
Autoliv, Inc.	77,900	$ 2,932,935
China Yuchai International Ltd.	100	3,060
Gentex Corp.	391,500	17,288,640
IMPCO Technologies, Inc. (a)	203,100	1,771,032
Johnson Controls, Inc.	100	11,612
Starcraft Corp.	100	3,252
Superior Industries International, Inc.	121,800	5,300,736
		27,311,267
Automobiles - 0.0%
Fiat Spa sponsord ADR	100	774
Harley-Davidson, Inc.	100	4,753
Monaco Coach Corp. (a)	200	4,760
Thor Industries, Inc.	100	5,622
		15,909
Distributors - 0.0%
Advanced Marketing Services, Inc.	100	1,140
Educational Development Corp.	100	1,103
Li & Fung Ltd.	2,000	3,426
		5,669
Hotels, Restaurants & Leisure - 2.7%
Applebee's International, Inc.	100	3,927
GTECH Holdings Corp.	22	1,067
Krispy Kreme Doughnuts, Inc. (a)	93,000	3,403,800
Outback Steakhouse, Inc.	849,600	37,560,816
P.F. Chang's China Bistro, Inc. (a)	100	5,088
Panera Bread Co. Class A (a)	100	3,953
Red Robin Gourmet Burgers, Inc. (a)	92,000	2,800,480
Sonic Corp. (a)	670,750	20,538,365
Starbucks Corp. (a)	100	3,306
Total Entertainment Restaurant Corp. (a)	100	1,208
		64,322,010
Household Durables - 2.9%
Alba PLC	718,435	8,146,018
CFM, Inc. (a)	100	843
Fedders Corp.	100	720
Fedders Corp. rights 1/16/04 (a)	100	6
Garmin Ltd.	565,100	30,786,648
Harman International Industries, Inc.	320,000	23,673,600
Hovnanian Enterprises, Inc. Class A (a)	100	8,706
Lennar Corp.:
Class A	100	9,600
Class B	10	914
Mohawk Industries, Inc. (a)	100	7,054
Sekisui House Ltd.	800,000	8,305,851
Techtronic Industries Co.	2,000	5,552
The Stanley Works	100	3,787
William Lyon Homes, Inc. (a)	100	6,277
		70,955,576

	Shares	Value (Note 1)
Internet & Catalog Retail - 0.0%
1-800-FLOWERS.com, Inc. Class A (a)	200	$ 2,212
Alloy, Inc. (a)	100	521
Drugstore.com, Inc. (a)	100	551
eBay, Inc. (a)	100	6,459
GSI Commerce, Inc. (a)	100	976
InterActiveCorp (a)	487	16,524
J. Jill Group, Inc. (a)	100	1,271
Netflix, Inc. (a)	200	10,938
Sportsmans Guide, Inc. (a)	100	1,715
		41,167
Leisure Equipment & Products - 0.0%
Arctic Cat, Inc.	100	2,470
Leapfrog Enterprises, Inc. Class A (a)	100	2,653
Mega Bloks, Inc. (a)	100	1,773
Oakley, Inc.	100	1,384
Polaris Industries, Inc.	100	8,858
SCP Pool Corp. (a)	150	4,902
SHIMANO, Inc.	100	2,082
		24,122
Media - 1.1%
Astral Media, Inc. Class A (non-vtg.)	408,000	8,822,387
Catalina Marketing Corp. (a)	443,000	8,930,880
Chum Ltd. Class B (non-vtg.)	100	4,857
Cumulus Media, Inc. Class A (a)	100	2,200
E.W. Scripps Co. Class A	100	9,414
EchoStar Communications Corp. Class A (a)	100	3,400
Entercom Communications Corp. Class A (a)	100	5,296
Entravision Communications Corp. Class A (a)	100	1,110
Fox Entertainment Group, Inc. Class A (a)	100	2,915
Getty Images, Inc. (a)	100	5,013
Grupo Televisa SA de CV sponsored ADR	191,900	7,649,134
Harris Interactive, Inc. (a)	100	830
Hughes Electronics Corp. (a)	82	1,357
Modern Times Group AB (MTG) (B Shares) (a)	66,100	1,391,415
News Corp. Ltd. sponsored ADR	9	272
Omnicom Group, Inc.	100	8,733
Pixar (a)	100	6,929
Radio One, Inc. Class A (a)	100	1,955
Reader's Digest Association, Inc. (non-vtg.)	100	1,466
Saga Communications, Inc. Class A (a)	100	1,853
SBS Broadcasting SA (a)	100	3,260
Scholastic Corp. (a)	100	3,404
TiVo, Inc. (a)	100	740
Torstar Corp. Class B	100	2,236
Univision Communications, Inc. Class A (a)	100	3,969
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Washington Post Co. Class B	100	$ 79,140
Westwood One, Inc. (a)	100	3,421
		26,947,586
Multiline Retail - 0.2%
99 Cents Only Stores (a)	143,700	3,912,951
Big Lots, Inc. (a)	100	1,421
Dollar General Corp.	100	2,099
Dollar Tree Stores, Inc. (a)	100	3,006
Family Dollar Stores, Inc.	100	3,588
Fred's, Inc. Class A	100	3,098
Kohl's Corp. (a)	100	4,494
Tuesday Morning Corp. (a)	44,200	1,337,050
		5,267,707
Specialty Retail - 4.4%
Abercrombie & Fitch Co. Class A (a)	100	2,471
AC Moore Arts & Crafts, Inc. (a)	580,300	11,176,578
Advance Auto Parts, Inc. (a)	100	8,140
AutoZone, Inc. (a)	100	8,521
Bed Bath & Beyond, Inc. (a)	100	4,335
Best Buy Co., Inc.	200	10,448
Cache, Inc. (a)	100	2,083
CarMax, Inc. (a)	473,700	14,651,541
Chico's FAS, Inc. (a)	42,700	1,577,765
Christopher & Banks Corp.	84,751	1,655,187
Claire's Stores, Inc.	205,900	3,879,156
Cole National Corp. Class A (a)	100	2,000
Cost Plus, Inc. (a)	26,900	1,102,900
Deb Shops, Inc.	100	2,150
Forzani Group Ltd. Class A (a)	100	1,253
Genesco, Inc. (a)	100	1,513
Group 1 Automotive, Inc. (a)	100	3,619
Guitar Center, Inc. (a)	100	3,258
Hibbett Sporting Goods, Inc. (a)	100	2,980
Hot Topic, Inc. (a)	1,141,450	33,627,117
Jos. A. Bank Clothiers, Inc. (a)	100	3,469
KOMERI Co. Ltd.	528,900	12,301,889
Michaels Stores, Inc.	100	4,420
Nitori Co. Ltd.	148,200	9,270,872
O'Reilly Automotive, Inc. (a)	100	3,836
Pacific Sunwear of California, Inc. (a)	199,300	4,209,216
Peacock Group PLC	1,258,300	4,313,895
PETsMART, Inc.	100	2,380
Pier 1 Imports, Inc.	100	2,186
RONA, Inc. (a)	100,000	2,404,409
Ross Stores, Inc.	296,600	7,839,138
Select Comfort Corp. (a)	100	2,476
Sharper Image Corp. (a)	100	3,265
Shimamura Co. Ltd.	100	6,828
Sports Authority, Inc. (a)	100	3,840
Staples, Inc. (a)	100	2,730

	Shares	Value (Note 1)
Talbots, Inc.	100	$ 3,078
TBC Corp. (a)	100	2,581
The Bombay Company, Inc. (a)	100	814
Tiffany & Co., Inc.	100	4,520
TJX Companies, Inc.	100	2,205
Too, Inc. (a)	100	1,688
Tractor Supply Co. (a)	100	3,889
Urban Outfitters, Inc. (a)	200	7,410
Weight Watchers International, Inc. (a)	100	3,837
Williams-Sonoma, Inc. (a)	200	6,954
		108,134,840
Textiles Apparel & Luxury Goods - 1.6%
Adidas-Salomon AG	100	11,359
Brown Shoe Co., Inc.	100	3,793
Coach, Inc. (a)	200	7,550
Columbia Sportswear Co. (a)	626,200	34,127,900
Compagnie Financiere Richemont unit	100	2,394
DHB Industries, Inc. (a)	100	700
Fossil, Inc. (a)	145,300	4,069,853
Gildan Activewear, Inc. Class A (sub. vtg.) (a)	100	3,088
K-Swiss, Inc. Class A	200	4,812
Kenneth Cole Productions, Inc. Class A	100	2,940
Liz Claiborne, Inc.	100	3,546
NIKE, Inc. Class B	100	6,846
Quiksilver, Inc. (a)	200	3,546
Ted Baker PLC	25,000	154,678
The Swatch Group AG (Bearer)	100	11,972
Timberland Co. Class A (a)	100	5,207
Vans, Inc. (a)	100	1,141
		38,421,325
TOTAL CONSUMER DISCRETIONARY		341,447,178
CONSUMER STAPLES - 3.0%
Beverages - 0.0%
Boston Beer Co., Inc. Class A (a)	100	1,814
Companhia de Bebidas das Americas (AmBev) sponsored ADR	29,100	742,341
Fomento Economico Mexicano SA de CV sponsored ADR	100	3,688
Grupo Modelo SA de CV Series C	100	241
Harbin Brewery Group Ltd.	2,000	805
Tsingtao Brewery Co. Ltd. (H Shares)	1,000	1,172
		750,061
Food & Staples Retailing - 0.2%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	100	2,515
Costco Wholesale Corp. (a)	100	3,718
Plant Co. Ltd. (a)	30,100	468,620
United Natural Foods, Inc. (a)	100	3,591
Whole Foods Market, Inc.	64,100	4,303,033
		4,781,477
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - 2.5%
Central Garden & Pet Co. Class A (a)	100	$ 2,803
Delta & Pine Land Co.	152,200	3,865,880
Fresh Del Monte Produce, Inc.	100	2,383
Green Mountain Coffee Roasters, Inc. (a)	245,895	5,660,503
Hershey Foods Corp.	244,300	18,808,657
Horizon Organic Holding Corp. (a)	40,600	972,370
IAWS Group PLC (Ireland)	50	610
Lindt & Spruengli AG (participation certificate)	100	83,038
McCormick & Co., Inc. (non-vtg.)	473,600	14,255,360
Peet's Coffee & Tea, Inc. (a)	100	1,741
PT Indofood Sukses Makmur	34,620,000	3,289,315
Sensient Technologies Corp.	100	1,977
Smithfield Foods, Inc. (a)	637,600	13,198,320
Tootsie Roll Industries, Inc.	100	3,600
Yakult Honsha Co. Ltd.	1,000	15,709
		60,162,266
Household Products - 0.0%
Uni-Charm Corp.	100	4,943
Personal Products - 0.3%
Alberto-Culver Co. Class B	100	6,308
Hengan International Group Co. Ltd. (a)	9,002,000	4,840,969
Kose Corp.	77,600	2,809,283
NBTY, Inc. (a)	100	2,686
USANA Health Sciences, Inc. (a)	200	6,120
		7,665,366
TOTAL CONSUMER STAPLES		73,364,113
ENERGY - 11.7%
Energy Equipment & Services - 6.6%
BJ Services Co. (a)	622,810	22,358,879
Cal Dive International, Inc. (a)	135,000	3,254,850
Carbo Ceramics, Inc.	115,700	5,929,625
Cooper Cameron Corp. (a)	154,000	7,176,400
Core Laboratories NV (a)	100	1,669
Global Industries Ltd. (a)	342,000	1,761,300
GlobalSantaFe Corp.	490,350	12,175,391
Helmerich & Payne, Inc.	96,000	2,681,280
Matrix Service Co. (a)	200	3,630
Nabors Industries Ltd. (a)	38,800	1,610,200
National-Oilwell, Inc. (a)	430,600	9,628,216
Noble Corp. (a)	200,800	7,184,624
NS Group, Inc. (a)	130,300	1,263,910
Oceaneering International, Inc. (a)	877,400	24,567,200
Pason Systems, Inc.	296,300	5,756,059
Pioneer Drilling Co. (a)	13,900	67,415
Pride International, Inc. (a)	519,500	9,683,480
Smith International, Inc. (a)	233,890	9,711,113
Tidewater, Inc.	580,150	17,334,882

	Shares	Value (Note 1)
Varco International, Inc. (a)	656,648	$ 13,546,638
W-H Energy Services, Inc. (a)	358,400	5,806,080
		161,502,841
Oil & Gas - 5.1%
Apache Corp.	500,220	40,567,842
Burlington Resources, Inc.	109,600	6,069,648
China Petroleum & Chemical Corp. sponsored ADR	100	4,441
Comstock Resources, Inc. (a)	373,200	7,202,760
Golar LNG Ltd. (a)	145,600	2,084,084
Golar LNG Ltd. (Nasdaq) (a)	70	1,000
Niko Resources Ltd.	138,000	2,882,979
Nuevo Energy Co. (a)	117,800	2,847,226
OAO Gazprom sponsored ADR	100	2,590
Petro-Canada	100	4,927
PetroChina Co. Ltd. sponsored ADR	100	5,705
PetroKazakhstan, Inc. Class A (a)	1,292,100	29,154,924
Petroleo Brasileiro SA Petrobras sponsored ADR	100	2,924
Pioneer Natural Resources Co. (a)	309,500	9,882,335
Pogo Producing Co.	169,600	8,191,680
Suncor Energy, Inc.	117,200	2,936,324
Surgutneftegaz JSC sponsored ADR	100	2,940
Talisman Energy, Inc.	152,400	8,637,410
Western Gas Resources, Inc.	40,000	1,890,000
World Fuel Services Corp.	18,294	621,081
XTO Energy, Inc.	100	2,830
YUKOS Corp. sponsored ADR	100	4,200
		122,999,850
TOTAL ENERGY		284,502,691
FINANCIALS - 5.7%
Capital Markets - 0.2%
A.G. Edwards, Inc.	100	3,623
Charles Schwab Corp.	100	1,184
E*TRADE Group, Inc. (a)	100	1,265
Eaton Vance Corp. (non-vtg.)	100	3,664
Federated Investors, Inc. Class B (non-vtg.)	100	2,936
Franklin Resources, Inc.	100	5,206
International Assets Holding Corp. (a)	100	594
Investment Technology Group, Inc. (a)	100	1,615
Investors Financial Services Corp.	100	3,841
Mitsubishi Securities Co. Ltd.	538,000	5,888,432
T. Rowe Price Group, Inc.	200	9,482
		5,921,842
Commercial Banks - 0.9%
Banco Itau Holding Financeira SA sponsored ADR	100	4,877
BOK Financial Corp.	100	3,872
Boston Private Financial Holdings, Inc.	142,900	3,549,636
Bryn Mawr Bank Corp.	20	490
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Cathay General Bancorp	10	$ 557
Charter One Financial, Inc.	100	3,455
City National Corp.	100	6,212
CVB Financial Corp.	110	2,122
East West Bancorp, Inc.	100	5,368
First Tennessee National Corp.	100	4,410
Great Southern Bancorp, Inc.	100	4,637
Hancock Holding Co.	150	8,186
Harleysville National Corp., Pennsylvania	125	3,763
Independent Bank Corp., Massachusetts	100	2,882
International Bancshares Corp.	100	4,715
Kookmin Bank sponsored ADR	100	3,784
Lakeland Financial Corp.	100	3,532
M&T Bank Corp.	100	9,830
Marshall & Ilsley Corp.	100	3,825
Nara Bancorp, Inc.	137,190	3,745,287
National Commerce Financial Corp.	100	2,728
North Fork Bancorp, Inc., New York	100	4,047
Pacific Capital Bancorp	100	3,682
PrivateBancorp, Inc.	100	4,552
Resource Bankshares Corp.	150	4,730
SouthTrust Corp.	100	3,273
State Bancorp, Inc., New York	100	2,426
State Bank of India	70,900	836,814
Sterling Bancshares, Inc.	10	133
Sumitomo Trust & Banking Ltd.	1,643,000	9,707,886
Synovus Financial Corp.	100	2,892
TCF Financial Corp.	100	5,135
Texas Regional Bancshares, Inc. Class A	100	3,700
Tompkins Trustco, Inc.	100	4,605
UCBH Holdings, Inc.	100	3,897
UnionBanCal Corp.	100	5,754
Valley National Bancorp	100	2,920
West Coast Bancorp, Oregon	100	2,134
Westcorp	100	3,655
Wintrust Financial Corp.	60,400	2,724,040
Zions Bancorp	100	6,133
		20,706,576
Consumer Finance - 0.0%
American Express Co.	100	4,823
Capital One Financial Corp.	100	6,129
First Cash Financial Services, Inc. (a)	100	2,564
Student Loan Corp.	100	14,600
		28,116
Diversified Financial Services - 0.0%
Deutsche Boerse AG	100	5,453
eSpeed, Inc. Class A (a)	100	2,341
Moody's Corp.	100	6,055
Power Financial Corp.	100	3,818

	Shares	Value (Note 1)
Principal Financial Group, Inc.	100	$ 3,307
TSX Group, Inc.	100	3,307
		24,281
Insurance - 2.1%
ACE Ltd.	100	4,142
AFLAC, Inc.	2,800	101,304
Arthur J. Gallagher & Co.	100	3,249
Erie Indemnity Co. Class A	100	4,238
Great-West Lifeco, Inc.	100	3,508
Hilb, Rogal & Hamilton Co.	100	3,207
MBIA, Inc.	22,700	1,344,521
Mercury General Corp.	34,500	1,605,975
MetLife, Inc.	100	3,367
Ohio Casualty Corp. (a)	100	1,736
Old Republic International Corp.	150	3,804
PartnerRe Ltd.	100	5,805
Progressive Corp.	63,900	5,341,401
Protective Life Corp.	69,300	2,345,112
Reinsurance Group of America, Inc.	456,400	17,639,860
StanCorp Financial Group, Inc.	100	6,288
UICI (a)	100	1,328
UnumProvident Corp.	100	1,577
W.R. Berkley Corp.	654,275	22,866,911
Zenith National Insurance Corp.	300	9,765
		51,297,098
Real Estate - 2.1%
Equity Residential (SBI)	100	2,951
Pan Pacific Retail Properties, Inc.	200,000	9,530,000
Plum Creek Timber Co., Inc.	132,400	4,031,580
ProLogis	298,200	9,569,238
Simon Property Group, Inc.	595,700	27,604,738
		50,738,507
Thrifts & Mortgage Finance - 0.4%
Doral Financial Corp.	99,300	3,205,404
Farmer Mac Class C (non-vtg.) (a)	134,600	4,301,816
Golden West Financial Corp., Delaware	14,970	1,544,754
MGIC Investment Corp.	100	5,694
NetBank, Inc.	57,700	770,295
New York Community Bancorp, Inc.	100	3,805
R&G Financial Corp. Class B	100	3,980
Sterling Financial Corp. (a)	100	3,423
W Holding Co., Inc.	153	2,847
		9,842,018
TOTAL FINANCIALS		138,558,438
HEALTH CARE - 21.3%
Biotechnology - 8.9%
Actelion Ltd. (Reg.) (a)	100	10,763
Affymetrix, Inc. (a)	100	2,461
Bachem Holding AG (B Shares)	100	5,115
Biogen Idec, Inc. (a)	315	11,586
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
BioSource International, Inc. (a)	100	$ 677
Caliper Technologies Corp. (a)	100	658
Cell Genesys, Inc. (a)	100	1,294
Celltech Group PLC sponsored ADR (a)	100	1,336
Charles River Laboratories International, Inc. (a)	1,097,200	37,666,876
Ciphergen Biosystems, Inc. (a)	100	1,124
Connetics Corp. (a)	100	1,816
Dendreon Corp. (a)	146,900	1,184,014
Digene Corp. (a)	31,900	1,279,190
Enzon Pharmaceuticals, Inc. (a)	100	1,200
Exact Sciences Corp. (a)	100	1,012
Gen-Probe, Inc. (a)	200	7,294
Genencor International, Inc. (a)	100	1,575
Genentech, Inc. (a)	100	9,357
Gilead Sciences, Inc. (a)	100	5,814
Global Bio-Chem Technology Group Co. Ltd.	1,528,000	944,716
Harvard Bioscience, Inc. (a)(c)	2,802,200	24,939,580
IDEXX Laboratories, Inc. (a)	138,400	6,405,152
Ilex Oncology, Inc. (a)	100	2,125
ImmunoGen, Inc. (a)	100	505
Invitrogen Corp. (a)	1,187,700	83,139,000
Kosan Biosciences, Inc. (a)	100	986
Martek Biosciences (a)	27,700	1,799,669
MedImmune, Inc. (a)	100	2,540
Myriad Genetics, Inc. (a)	100	1,286
Nabi Biopharmaceuticals (a)	55,300	702,863
Neogen Corp. (a)	15,545	385,050
ONYX Pharmaceuticals, Inc. (a)	23,400	660,582
PRAECIS Pharmaceuticals, Inc. (a)	214,900	1,383,956
QIAGEN NV (a)	3,571,000	42,709,160
Seattle Genetics, Inc. (a)	100	858
Serologicals Corp. (a)	12,300	228,780
Strategic Diagnostics, Inc. (a)	626,000	2,960,980
Tanox, Inc. (a)	100	1,485
Techne Corp. (a)	242,300	9,154,094
Telik, Inc. (a)	65,800	1,514,058
Trimeris, Inc. (a)	100	2,098
United Therapeutics Corp. (a)	100	2,295
		217,134,980
Health Care Equipment & Supplies - 2.2%
Abaxis, Inc. (a)	184,800	3,348,576
Advanced Medical Optics, Inc. (a)	100	1,965
Advanced Neuromodulation Systems, Inc. (a)	150	6,897
Alcon, Inc.	100	6,054
Align Technology, Inc. (a)	100	1,652
Apogent Technologies, Inc. (a)	100	2,304
Arthrocare Corp. (a)	100	2,450
Becton, Dickinson & Co.	100	4,114

	Shares	Value (Note 1)
Biacore International AB sponsored ADR	100	$ 2,292
Bio-Rad Laboratories, Inc. Class A (a)	100	5,767
Biomet, Inc.	100	3,641
Biosite, Inc. (a)	100	2,895
Bruker BioSciences Corp. (a)	163	742
C.R. Bard, Inc.	100	8,125
Candela Corp. (a)	240,900	4,379,562
Cardiodynamics International Corp. (a)	100	597
Chromavision Medical Systems, Inc. (a)	100	319
Closure Medical Corp. (a)	13,300	451,269
CNS., Inc.	100	1,370
Cooper Companies, Inc.	100	4,713
CTI Molecular Imaging, Inc. (a)	100	1,691
Cyberonics, Inc. (a)	100	3,201
Cytyc Corp. (a)	100	1,376
DENTSPLY International, Inc.	100	4,517
Diagnostic Products Corp.	100	4,591
Edwards Lifesciences Corp. (a)	935,000	28,124,800
Epix Medical, Inc. (a)	229,800	3,741,144
Guidant Corp.	3,800	228,760
HealthTronics Surgical Services, Inc. (a)	63,800	398,750
ICU Medical, Inc. (a)	18,400	630,752
Illumina, Inc. (a)	100	705
Immucor, Inc. (a)	21,400	436,346
INAMED Corp. (a)	150	7,209
Integra LifeSciences Holdings Corp. (a)	98,400	2,817,192
Interpore International, Inc. (a)	100	1,300
Kensey Nash Corp. (a)	100	2,325
Merit Medical Systems, Inc. (a)	133	2,968
Millipore Corp. (a)	76,000	3,271,800
Molecular Devices Corp. (a)	100	1,899
Nobel Biocare Holding AG (Switzerland)	100	10,098
Nutraceutical International Corp. (a)	100	1,102
Osteotech, Inc. (a)	100	880
PolyMedica Corp.	200	5,262
Schick Technologies, Inc. (a)	52,700	389,980
Sola International, Inc. (a)	80,200	1,507,760
Sonic Innovations, Inc. (a)	161,800	1,043,610
SonoSight, Inc. (a)	100	2,144
St. Jude Medical, Inc. (a)	100	6,135
SurModics, Inc. (a)	100	2,390
Synovis Life Technologies, Inc. (a)	100	2,034
Synthes-Stratec, Inc.	100	98,678
Tecan Group AG	100	4,821
Therasense, Inc. (a)	100	2,030
Thoratec Corp. (a)	100	1,301
TriPath Imaging, Inc. (a)	100	780
Varian Medical Systems, Inc. (a)	58,100	4,014,710
Ventana Medical Systems, Inc. (a)	100	3,940
VSM MedTech Ltd. (a)	100	347
Wilson Greatbatch Technologies, Inc. (a)	100	4,227
Wright Medical Group, Inc. (a)	100	3,044
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Young Innovations, Inc.	100	$ 3,600
Zimmer Holdings, Inc. (a)	100	7,040
		55,032,543
Health Care Providers & Services - 8.3%
Accredo Health, Inc. (a)	100	3,161
AdvancePCS Class A (a)	587,600	30,943,016
Advisory Board Co. (a)	100	3,491
American Healthways, Inc. (a)	120,200	2,869,174
AMERIGROUP Corp. (a)	49,400	2,106,910
AmSurg Corp. (a)	100	3,789
Anthem, Inc. (a)	100	7,500
Caremark Rx, Inc. (a)	1,231,100	31,183,763
Cerner Corp. (a)	560,200	21,203,570
CIGNA Corp.	100	5,750
Computer Programs & Systems, Inc.	100	2,012
Covance, Inc. (a)	60,000	1,608,000
Coventry Health Care, Inc. (a)	81,800	5,275,282
Dendrite International, Inc. (a)	100	1,567
Dynacq Healthcare, Inc. (a)	100	768
Eclipsys Corp. (a)	100	1,164
eResearchTechnology, Inc. (a)	22,500	571,950
Express Scripts, Inc. (a)	46,200	3,069,066
First Health Group Corp. (a)	9,800	190,708
Health Management Associates, Inc. Class A	652,200	15,652,800
HealthExtras, Inc. (a)	100	1,340
ICON PLC sponsored ADR (a)	36,100	1,573,960
IDX Systems Corp. (a)	100	2,682
IMS Health, Inc.	1,757,800	43,698,908
Inveresk Research Group, Inc. (a)	357,600	8,843,448
iSoft Group PLC	602,200	3,986,631
Laboratory Corp. of America Holdings (a)	100	3,695
Lifeline Systems, Inc. (a)	200	3,800
Lincare Holdings, Inc. (a)	90,000	2,702,700
McKesson Corp.	3,500	112,560
MIM Corp. (a)	100	703
NDCHealth Corp.	100	2,562
Odyssey Healthcare, Inc. (a)	200	5,852
Omnicare, Inc.	100	4,039
Orthodontic Centers of America, Inc. (a)	100	805
Oxford Health Plans, Inc.	100	4,350
PAREXEL International Corp. (a)	100	1,626
Patterson Dental Co. (a)	100	6,416
Pediatrix Medical Group, Inc. (a)	100	5,509
Per-Se Technologies, Inc. (a)	100	1,526
Pharmaceutical Product Development, Inc. (a)	421,100	11,357,067
Quest Diagnostics, Inc.	200	14,622
Renal Care Group, Inc. (a)	100	4,120
ResCare, Inc. (a)	1,188,803	9,629,304

	Shares	Value (Note 1)
Tripos, Inc. (a)	100	$ 669
TriZetto Group, Inc. (a)	100	645
Vital Images, Inc. (a)	68,100	1,214,904
WebMD Corp. (a)	451,300	4,057,187
WellPoint Health Networks, Inc. (a)	100	9,699
		201,954,770
Pharmaceuticals - 1.9%
Able Laboratories, Inc. (a)	100	1,807
Allergan, Inc.	100	7,681
Alpharma, Inc. Class A	100	2,010
Altana AG sponsored ADR	100	6,030
American Pharmaceutical Partners, Inc. (a)	150	5,040
Bentley Pharmaceuticals, Inc. (a)	100	1,330
Caraco Pharmaceutical Laboratories Ltd. (a)	100	748
Cipla Ltd.	100	2,887
Dr. Reddy's Laboratories Ltd. ADR	238,300	7,542,195
Endo Pharmaceuticals Holdings, Inc. (a)	200	3,852
Flamel Technologies SA sponsored ADR (a)	100	2,679
Forest Laboratories, Inc. (a)	200	12,360
Guilford Pharmaceuticals, Inc. (a)	524,500	3,556,110
King Pharmaceuticals, Inc. (a)	100	1,526
KV Pharmaceutical Co. Class A (a)	150	3,825
Mylan Laboratories, Inc.	151,350	3,823,101
Novo Nordisk AS Series B	100	4,065
Perrigo Co.	347,200	5,457,984
Pharmaceutical Resources, Inc. (a)	7,700	501,655
Pure World, Inc. (a)	100	251
Ranbaxy Laboratories Ltd. sponsored GDR	270,300	6,892,650
Salix Pharmaceuticals Ltd. (a)	100	2,267
SICOR, Inc. (a)	231,800	6,304,960
Stada Arzneimittel AG	190,365	11,776,649
SuperGen, Inc. (a)	100	1,100
Teva Pharmaceutical Industries Ltd. sponsored ADR	100	5,671
Watson Pharmaceuticals, Inc. (a)	100	4,600
		45,925,033
TOTAL HEALTH CARE		520,047,326
INDUSTRIALS - 5.2%
Aerospace & Defense - 1.2%
Alliant Techsystems, Inc. (a)	100	5,776
Applied Signal Technology, Inc.	100	2,301
Cubic Corp.	100	2,300
DRS Technologies, Inc. (a)	204,900	5,692,122
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	100	3,503
Engineered Support Systems, Inc.	225	12,389
General Dynamics Corp.	100	9,039
Herley Industries, Inc. (a)	100	2,070
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Aerospace & Defense - continued
Invision Technologies, Inc. (a)	100	$ 3,357
KVH Industries, Inc. (a)	100	2,747
L-3 Communications Holdings, Inc. (a)	383,800	19,711,968
Rockwell Collins, Inc.	100	3,003
United Defense Industries, Inc. (a)	75,000	2,391,000
		27,841,575
Air Freight & Logistics - 0.0%
C.H. Robinson Worldwide, Inc.	3,250	123,208
CNF, Inc.	100	3,390
Expeditors International of Washington, Inc.	4,400	165,704
FedEx Corp.	100	6,750
Forward Air Corp. (a)	100	2,750
UTI Worldwide, Inc.	100	3,793
		305,595
Airlines - 0.0%
Southwest Airlines Co.	100	1,614
Building Products - 0.0%
American Woodmark Corp.	100	5,505
Quixote Corp.	100	2,441
Simpson Manufacturing Co. Ltd. (a)	100	5,086
Trex Co., Inc. (a)	100	3,798
		16,830
Commercial Services & Supplies - 2.4%
Administaff, Inc. (a)	100	1,738
Apollo Group, Inc.:
- University of Phoenix Online (a)	100	6,893
Class A (a)	200	13,600
Avery Dennison Corp.	100	5,602
Benesse Corp.	100	2,453
Bennett Environmental, Inc. (a)	409,600	8,455,973
Bright Horizons Family Solutions, Inc. (a)(c)	685,300	28,782,600
Career Education Corp. (a)	200	8,014
ChoicePoint, Inc. (a)	206,600	7,869,394
Cintas Corp.	100	5,013
Coinstar, Inc. (a)	100	1,806
Corinthian Colleges, Inc. (a)	100	5,556
Corporate Executive Board Co. (a)	100	4,667
CoStar Group, Inc. (a)	100	4,168
Danka Business Systems PLC sponsored ADR (a)	17,000	74,800
DeVry, Inc. (a)	3,900	98,007
Education Management Corp. (a)	200	6,208
FTI Consulting, Inc. (a)	150	3,506
Fullcast Co. Ltd.	2,500	7,784,391
Gevity HR, Inc.	100	2,224
GFK AG	100	2,871
H&R Block, Inc.	100	5,537
Herman Miller, Inc.	100	2,427

	Shares	Value (Note 1)
HON Industries, Inc.	100	$ 4,332
Ionics, Inc. (a)	100	3,185
ITT Educational Services, Inc. (a)	100	4,697
Labor Ready, Inc. (a)	100	1,310
National Research Corp. (a)	100	1,619
On Assignment, Inc. (a)	124,300	647,603
Princeton Review, Inc. (a)	24,402	237,920
Resources Connection, Inc. (a)	100	2,731
Right Management Consultants, Inc. (a)	100	1,866
Ritchie Brothers Auctioneers, Inc.	100	5,310
Robert Half International, Inc. (a)	24,200	564,828
Stericycle, Inc. (a)	100	4,670
Strayer Education, Inc.	100	10,883
Tetra Tech, Inc. (a)	182,800	4,544,408
Trojan Technologies Corp. (a)	100	567
West Corp. (a)	100	2,323
		59,185,700
Construction & Engineering - 0.3%
Dycom Industries, Inc. (a)	62,600	1,678,932
EMCOR Group, Inc. (a)	100	4,390
Granite Construction, Inc.	100	2,349
Jacobs Engineering Group, Inc. (a)	113,800	5,463,538
		7,149,209
Electrical Equipment - 0.3%
AstroPower, Inc. (a)	100	65
Fujikura Ltd.	1,000	5,927
Johnson Electric Holdings Ltd.	500	638
REPower Systems AG	121,500	2,919,146
Rockwell Automation, Inc.	142,500	5,073,000
		7,998,776
Industrial Conglomerates - 0.0%
Alleghany Corp.	100	22,250
Teleflex, Inc.	100	4,833
		27,083
Machinery - 0.9%
AGCO Corp. (a)	100	2,014
Cascade Corp.	200	4,460
Ceradyne, Inc. (a)	100	3,406
CNH Global NV	100	1,660
CUNO, Inc. (a)	99,900	4,498,497
Dionex Corp. (a)	100	4,602
ESCO Technologies, Inc. (a)	100	4,365
Graco, Inc.	445,800	17,876,580
Husky Injection Molding Systems Ltd. (a)	100	432
Illinois Tool Works, Inc.	100	8,391
Joy Global, Inc.	100	2,615
Middleby Corp.	100	4,047
PACCAR, Inc.	100	8,512
Pentair, Inc.	100	4,570
Trinity Industries, Inc.	100	3,084
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Wabash National Corp. (a)	100	$ 2,930
Zenon Environmental, Inc. (a)	100	1,446
		22,431,611
Marine - 0.1%
Alexander & Baldwin, Inc.	48,700	1,640,703
Road & Rail - 0.0%
Canadian National Railway Co.	100	6,321
Heartland Express, Inc.	100	2,419
Knight Transportation, Inc. (a)	100	2,565
Old Dominion Freight Lines, Inc. (a)	100	3,408
		14,713
Trading Companies & Distributors - 0.0%
Fastenal Co.	200	9,988
Richelieu Hardware Ltd.	100	1,467
		11,455
TOTAL INDUSTRIALS		126,624,864
INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 0.4%
3Com Corp. (a)	100	817
Avocent Corp. (a)	100	3,652
Black Box Corp.	100	4,607
Comtech Telecommunications Corp. (a)	100	2,887
ECtel Ltd. (a)	100	496
Emulex Corp. (a)	100	2,668
Harris Corp.	100	3,795
InterDigital Communication Corp. (a)	100	2,064
Loral Space & Communications Ltd.	67,810	21,360
NETGEAR, Inc.	800	12,792
NetScreen Technologies, Inc. (a)	200	4,950
Packeteer, Inc. (a)	10	170
PC-Tel, Inc. (a)	133,300	1,414,313
Plantronics, Inc. (a)	100	3,265
Polycom, Inc. (a)	200	3,904
QLogic Corp. (a)	81	4,180
QUALCOMM, Inc.	100	5,393
Research in Motion Ltd. (a)	100	6,685
Scientific-Atlanta, Inc.	100	2,730
SeaChange International, Inc. (a)	275,400	4,241,160
SpectraLink Corp.	100	1,917
UTStarcom, Inc. (a)	80,700	2,991,549
ViaSat, Inc. (a)	100	1,914
		8,737,268
Computers & Peripherals - 0.5%
ActivCard Corp. (a)	273,800	2,157,544
Ambit Microsystems Corp.	2,575,000	6,786,293
Applied Films Corp. (a)	100	3,302
Avid Technology, Inc. (a)	100	4,800
Compal Electronics, Inc.	1,000	1,369

	Shares	Value (Note 1)
Drexler Technology Corp. (a)	256,926	$ 3,512,178
EMC Corp. (a)	6,300	81,396
iCAD, Inc. (a)	100	528
Lexmark International, Inc. Class A (a)	100	7,864
M-Systems Flash Disk Pioneers Ltd. (a)	900	15,552
Moser-Baer India Ltd.	200	1,503
Network Appliance, Inc. (a)	100	2,053
Overland Storage, Inc. (a)	100	1,880
Psion PLC (a)	100	149
SanDisk Corp. (a)	100	6,114
Stratasys, Inc. (a)	150	4,089
Synaptics, Inc. (a)	100	1,498
		12,588,112
Electronic Equipment & Instruments - 5.3%
Anritsu Corp. (a)	1,087,000	7,289,238
Brightpoint, Inc. (a)	150	2,588
CDW Corp.	71,400	4,124,064
CellStar Corp. (a)	100	1,263
Cognex Corp.	100	2,824
Excel Technology, Inc. (a)	100	3,286
Fargo Electronics, Inc. (a)	100	1,272
Flir Systems, Inc. (a)	115,745	4,224,693
Global Imaging Systems, Inc. (a)	100	3,175
Hon Hai Precision Industries Co. Ltd.	4,757,000	18,700,221
I. D. Systems Inc. (a)	100	685
Identix, Inc. (a)	100	445
INFICON Holding AG (a)	100	8,465
Itron, Inc. (a)	100	1,836
Landauer, Inc.	100	4,078
Lexar Media, Inc. (a)	100	1,743
LoJack Corp. (a)	100	806
Metrologic Instruments, Inc. (a)	200	5,400
Mettler-Toledo International, Inc. (a)	173,000	7,302,330
MOCON, Inc.	100	810
MTS Systems Corp.	100	1,923
Nam Tai Electronics, Inc.	5,630	158,090
National Instruments Corp.	100	4,547
ScanSource, Inc. (a)	100	4,562
Symbol Technologies, Inc.	3,312,400	55,946,436
Trimble Navigation Ltd. (a)	100	3,724
Universal Display Corp. (a)	100	1,367
Varian, Inc. (a)	100	4,173
Viisage Technology, Inc. (a)	100	360
Waters Corp. (a)	978,720	32,454,355
		130,258,759
Internet Software & Services - 0.1%
Aquantive, Inc. (a)	100	1,025
Ariba, Inc. (a)	100	300
AsiaInfo Holdings, Inc. (a)	100	668
Ask Jeeves, Inc. (a)	100	1,812
Autobytel, Inc. (a)	100	908
CNET Networks, Inc. (a)	100	682
Digital Impact, Inc. (a)	100	288
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Digital Insight Corp. (a)	10	$ 249
Digital River, Inc. (a)	100	2,210
Dwango Co. Ltd.	1	8,760
EarthLink, Inc. (a)	100	1,000
FreeMarkets, Inc. (a)	100	669
Internet Commerce Corp. Class A (a)	100	110
iPass, Inc.	100	1,603
ITXC Corp. (a)	10	43
j2 Global Communications, Inc. (a)	200	4,954
LookSmart Ltd. (a)	100	155
Netease.com, Inc. sponsored ADR (a)	100	3,690
NetRatings, Inc. (a)	10	114
NIC, Inc. (a)	10	80
PEC Solutions, Inc. (a)	100	1,695
Quovadx, Inc. (a)	10	49
Raindance Communications, Inc. (a)	10	28
Retek, Inc. (a)	100	928
Sina Corp. (a)	100	3,375
Sohu.com, Inc. (a)	39,000	1,170,390
Supportsoft, Inc. (a)	147,910	1,945,017
United Online, Inc. (a)	150	2,519
ValueClick, Inc. (a)	100	908
Websense, Inc. (a)	100	2,924
Yahoo!, Inc. (a)	100	4,517
		3,161,670
IT Services - 0.9%
Affiliated Computer Services, Inc. Class A (a)	214,500	11,681,670
Alliance Data Systems Corp. (a)	100	2,768
Anteon International Corp. (a)	100	3,605
CACI International, Inc. Class A (a)	300	14,586
Certegy, Inc.	86,000	2,820,800
CheckFree Corp. (a)	100	2,765
Cognizant Technology Solutions Corp. Class A (a)	300	13,692
Concord EFS, Inc. (a)	100	1,484
DST Systems, Inc. (a)	85,200	3,557,952
Hewitt Associates, Inc. Class A (a)	100	2,990
iGate Corp. (a)	100	785
Infosys Technologies Ltd. sponsored ADR	100	9,570
infoUSA, Inc. (a)	100	742
InteliData Technologies Corp. (a)	100	165
Intrado, Inc. (a)	100	2,195
Mastek Ltd.	492,375	3,597,440
Maximus, Inc. (a)	100	3,913
Paychex, Inc.	100	3,720
Satyam Computer Services Ltd.	100	805
SRA International, Inc. Class A (a)	200	8,620
SunGard Data Systems, Inc. (a)	200	5,542
Syntel, Inc.	100	2,471
The BISYS Group, Inc. (a)	100	1,488

	Shares	Value (Note 1)
Total System Services, Inc.	100	$ 3,113
Tyler Technologies, Inc. (a)	100	963
		21,743,844
Office Electronics - 0.6%
Zebra Technologies Corp. Class A (a)	230,850	15,321,515
Semiconductors & Semiconductor Equipment - 0.2%
Agere Systems, Inc. Class A (a)	100	305
Analog Devices, Inc.	100	4,565
ARM Holdings PLC sponsored ADR (a)	100	690
ASM Pacific Technology Ltd.	500	2,190
ATI Technologies, Inc. (a)	100	1,502
Broadcom Corp. Class A (a)	100	3,409
Cabot Microelectronics Corp. (a)	60,100	2,944,900
Hi/fn, Inc. (a)	8	95
International Rectifier Corp. (a)	100	4,941
Intersil Corp. Class A	57,000	1,416,450
KLA-Tencor Corp. (a)	100	5,867
Lam Research Corp. (a)	100	3,230
Linear Technology Corp.	100	4,207
Marvell Technology Group Ltd. (a)	200	7,586
Micrel, Inc. (a)	100	1,558
Microchip Technology, Inc.	100	3,336
Novellus Systems, Inc. (a)	100	4,205
NVIDIA Corp. (a)	5,000	116,250
Omnivision Technologies, Inc. (a)	200	11,050
PLX Technology, Inc. (a)	100	885
RF Micro Devices, Inc. (a)	100	1,005
Silicon Image, Inc. (a)	100	723
Standard Microsystems Corp. (a)	100	2,530
Tundra Semiconductor Corp. Ltd. (a)	100	2,078
Zoran Corp. (a)	100	1,739
		4,545,296
Software - 0.9%
Activision, Inc. (a)	150	2,730
Adobe Systems, Inc.	100	3,930
Ansys, Inc. (a)	100	3,970
Barra, Inc.	100	3,549
BEA Systems, Inc. (a)	100	1,230
Borland Software Corp. (a)	100	973
Business Objects SA sponsored ADR (a)	100	3,467
Cadence Design Systems, Inc. (a)	100	1,798
Check Point Software Technologies Ltd. (a)	100	1,682
Citrix Systems, Inc. (a)	100	2,121
Cognos, Inc. (a)	100	3,054
Concur Technologies, Inc. (a)	113,000	1,093,840
Dassault Systemes SA sponsored ADR	100	4,590
Digimarc Corp. (a)	100	1,330
Electronic Arts, Inc. (a)	153,200	7,319,896
EPIQ Systems, Inc. (a)	100	1,713
Evolving Systems, Inc. (a)	100	1,330
FactSet Research Systems, Inc.	100	3,821
Hudson Soft Co. Ltd.	100	1,092
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Insignia Systems, Inc. (a)	100	$ 262
Intuit, Inc. (a)	100	5,291
KFX, Inc. (a)	65,600	495,280
Kronos, Inc. (a)	150	5,942
Macrovision Corp. (a)	66,400	1,499,976
Magma Design Automation, Inc. (a)	100	2,334
Manhattan Associates, Inc. (a)	100	2,764
Mercury Interactive Corp. (a)	100	4,864
Merge Technologies, Inc. (a)	100	1,764
Network Associates, Inc. (a)	100	1,504
PeopleSoft, Inc. (a)	100	2,280
Plato Learning, Inc. (a)	77,400	816,570
Quality Systems, Inc. (a)	100	4,459
Quest Software, Inc. (a)	100	1,420
Red Hat, Inc. (a)	100	1,877
Renaissance Learning, Inc. (a)	203,870	4,909,190
Roxio, Inc. (a)	100	479
RSA Security, Inc. (a)	100	1,420
ScanSoft, Inc. (a)	100	532
Secure Computing Corp. (a)	125,700	2,251,287
Symantec Corp. (a)	200	6,930
Synopsys, Inc. (a)	100	3,376
TALX Corp.	100	2,303
Trend Micro, Inc. sponsored ADR (a)	100	2,630
Vastera, Inc. (a)	776,799	3,107,196
WatchGuard Technologies, Inc. (a)	10	58
Wind River Systems, Inc. (a)	100	876
		21,588,980
TOTAL INFORMATION TECHNOLOGY		217,945,444
MATERIALS - 22.7%
Chemicals - 0.8%
American Vanguard Corp.	100	3,727
Balchem Corp.	100	2,280
BOC Group PLC	100	1,524
Ecolab, Inc.	383,600	10,499,132
Headwaters, Inc. (a)	100	1,962
International Flavors & Fragrances, Inc.	100	3,492
Minerals Technologies, Inc.	41,800	2,476,650
Novozymes AS Series B	18,800	684,769
Potash Corp. of Saskatchewan	100	8,652
Praxair, Inc.	200	7,640
Quaker Chemical Corp.	100	3,075
Sigma Aldrich Corp.	100	5,718
Sinopec Shanghai Petrochemical Co. Ltd.:
(H Shares)	2,000	889
sponsored ADR	110,100	5,093,226
Spartech Corp.	100	2,464

	Shares	Value (Note 1)
Terra Nitrogen Co. LP	100	$ 496
Valspar Corp.	100	4,942
		18,800,638
Construction Materials - 0.0%
Anhui Conch Cement Co. Ltd. Class H	1,000,000	1,288,062
Cemex SA de CV sponsored ADR	100	2,620
Cheung Kong Infrastructure Holdings Ltd.	1,000	2,241
Florida Rock Industries, Inc.	100	5,485
James Hardie Industries NV	100	517
Vulcan Materials Co.	100	4,757
		1,303,682
Containers & Packaging - 0.0%
Aptargroup, Inc.	100	3,900
IPL, Inc. Class A	100	713
		4,613
Metals & Mining - 21.4%
Agnico-Eagle Mines Ltd.	1,180,230	14,220,625
Agnico-Eagle Mines Ltd. warrants 11/14/07 (a)	23,350	61,878
Alumina Ltd.	1,236,600	6,109,189
Apex Silver Mines Ltd. (a)	100	2,090
Arch Coal, Inc.	51,200	1,595,904
AUR Resources, Inc. (a)	3,187,800	16,587,766
Barrick Gold Corp.	100	2,259
BHP Steel Ltd.	1,037,200	4,367,566
China Steel Corp.	3,698,000	3,070,777
Commercial Metals Co.	100	3,040
Compania de Minas Buenaventura SA sponsored ADR	1,405,000	39,733,400
CONSOL Energy, Inc.	292,800	7,583,520
Freeport-McMoRan Copper & Gold, Inc. Class B	1,194,200	50,311,646
Glamis Gold Ltd. (a)	94,100	1,616,210
Goldcorp, Inc.	50,000	794,789
Golden Star Resources Ltd. (a)	250,000	1,746,068
Harmony Gold Mining Co. Ltd.	1,049,100	17,012,009
High River Gold Mines Ltd. (a)	1,989,600	2,990,842
Inmet Mining Corp. (a)	658,400	8,856,830
International Steel Group, Inc. (a)	2,500	97,375
IPSCO, Inc.	1,165,900	21,615,707
JFE Holdings, Inc.	162,900	4,468,827
Kinross Gold Corp. (a)	3,698,666	29,425,095
Meridian Gold, Inc. (a)	3,540,900	51,672,246
Newmont Mining Corp.	2,814,180	136,797,283
Nippon Steel Corp.	2,951,000	6,365,662
Nucor Corp.	333,700	18,687,200
Peabody Energy Corp.	39,600	1,651,716
Placer Dome, Inc.	100	1,786
POSCO sponsored ADR	16,500	560,505
Quanex Corp.	100	4,610
Schnitzer Steel Industries, Inc. Class A	100	6,050
Sons of Gwalia Ltd. ADR (a)	100	1,335
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Steel Dynamics, Inc. (a)	577,800	$ 13,572,522
Steel Technologies, Inc.	100	1,769
Stillwater Mining Co. (a)	700,300	6,701,871
Teck Cominco Ltd. Class B (sub. vtg.)	1,550,900	26,218,962
United States Steel Corp.	452,000	15,829,040
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	351,000	4,121,200
WMC Resources Ltd. (a)	1,074,100	4,547,179
Xstrata PLC	155,900	1,753,763
		520,768,111
Paper & Forest Products - 0.5%
Aracruz Celulose SA sponsored ADR	100	3,504
Lee & Man Paper Manufacturing Ltd.	4,500,000	3,564,712
Sino-Forest Corp. Class A (sub. vtg.) (a)	2,043,700	8,129,426
		11,697,642
TOTAL MATERIALS		552,574,686
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.8%
BCE, Inc.	100	2,228
Covad Communications Group, Inc. (a)	1,615,200	5,814,720
General Communications, Inc. Class A (a)	100	870
Golden Telecom, Inc. (a)	114,800	3,185,700
Hungarian Telephone & Cable Corp. (a)	100	986
Matav Rt. sponsored ADR	100	1,871
Philippine Long Distance Telephone Co. (a)	100	1,746
Philippine Long Distance Telephone Co. sponsored ADR (a)	23,000	400,660
PT Telkomunikasi Indonesia Tbk sponsored ADR	565,900	9,292,078
Rostelecom sponsored ADR	100	1,252
Telefonica del Peru SA sponsored ADR	100	393
Warwick Valley Telephone Co.	300	8,877
		18,711,381
Wireless Telecommunication Services - 1.3%
Advanced Info Service PCL (For. Reg.)	100	215
America Movil SA de CV sponsored ADR	187,200	5,118,048
At Road, Inc. (a)	524,827	6,980,199
Boston Communications Group, Inc. (a)	100	929
Mobile TeleSystems OJSC sponsored ADR	51,800	4,289,040
MTN Group Ltd. (a)	1,625,000	6,909,468
Nextel Communications, Inc. Class A (a)	100	2,806
Nextel Partners, Inc. Class A (a)	100	1,345
NII Holdings, Inc. Class B (a)	118,900	8,873,507

	Shares	Value (Note 1)
Telephone & Data Systems, Inc.	100	$ 6,255
Vimpel Communications sponsored ADR (a)	100	7,350
		32,189,162
TOTAL TELECOMMUNICATION SERVICES		50,900,543
UTILITIES - 2.2%
Electric Utilities - 0.2%
Ameren Corp.	100	4,600
Black Hills Corp.	100	2,983
Cinergy Corp.	100	3,881
Empire District Electric Co.	100	2,193
FPL Group, Inc.	100	6,542
Otter Tail Corp.	100	2,673
PPL Corp.	100	4,375
Wisconsin Energy Corp.	109,500	3,662,775
		3,690,022
Gas Utilities - 1.3%
KeySpan Corp.	498,700	18,352,160
Southwestern Energy Co. (a)	567,200	13,556,080
		31,908,240
Multi-Utilities & Unregulated Power - 0.7%
Energy East Corp.	100	2,240
Equitable Resources, Inc.	137,600	5,905,792
Public Service Enterprise Group, Inc.	100	4,380
Questar Corp.	5,600	196,840
Sierra Pacific Resources (a)	1,574,202	11,554,643
		17,663,895
TOTAL UTILITIES		53,262,157
TOTAL COMMON STOCKS (Cost $1,746,053,597)		2,359,227,440
Money Market Funds - 8.0%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.07% (b)	120,496,229	$ 120,496,229
Fidelity Securities Lending Cash Central Fund, 1.09% (b)	74,639,803	74,639,803
TOTAL MONEY MARKET FUNDS (Cost $195,136,032)		195,136,032
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $1,941,189,629)		2,554,363,472
NET OTHER ASSETS - (4.8)%		(118,130,570)
NET ASSETS - 100%		$ 2,436,232,902
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,346,102,981 and $812,756,440, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $98,948 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	74.0%
Canada	10.5%
Japan	2.9%
Cayman Islands	2.3%
Netherlands	1.8%
Peru	1.6%
Taiwan	1.1%
South Africa	1.0%
Others (individually less than 1%)	4.8%
100.0%
Transactions during the period with companies which are or were affiliates are as follows:
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Bright Horizons Family Solutions, Inc.	$ 948,299	$ -	$ -	$ 28,782,600
Drexler Technology Corp.	4,314,828	7,087,239	-	-
Harvard Bioscience, Inc.	3,124,014	-	-	24,939,580
TOTALS	$ 8,387,141	$ 7,087,239	$ -	$ 53,722,180
Income Tax Information
At December 31, 2003, the fund had a capital loss carryforward of approximately $127,019,000 of which $26,601,000 and $100,418,000 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Fidelity Variable Insurance Products: Mid Cap Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2003
Assets
Investment in securities, at value (including securities loaned of $71,513,615) (cost $1,941,189,629) - See accompanying schedule		$ 2,554,363,472
Foreign currency held at value (cost $221,076)		221,562
Receivable for investments sold		253,008
Receivable for fund shares sold		4,211,212
Dividends receivable		929,002
Interest receivable		96,529
Prepaid expenses		10,632
Other receivables		223,302
Total assets		2,560,308,719

Liabilities
Payable to custodian bank	$ 90,935
Payable for investments purchased	42,834,335
Payable for fund shares redeemed	4,497,598
Accrued management fee	1,119,712
Distribution fees payable	281,147
Other affiliated payables	175,463
Other payables and accrued expenses	436,824
Collateral on securities loaned, at value	74,639,803
Total liabilities		124,075,817
Net Assets		$ 2,436,232,902
Net Assets consist of:
Paid in capital		$ 1,954,001,002
Undistributed net investment income		76,412
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(130,685,298)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		612,840,786
Net Assets		$ 2,436,232,902
Initial Class: Net Asset Value, offering price and redemption price per share ($678,479,712 ÷ 28,085,774 shares)		$ 24.16
Service Class: Net Asset Value, offering price and redemption price per share ($580,179,200 ÷ 24,077,057 shares)		$ 24.10
Service Class 2: Net Asset Value, offering price and redemption price per share ($1,177,573,990 ÷ 49,114,767 shares)		$ 23.98

Statement of Operations

	Year ended December 31, 2003
Investment Income
Dividends		$ 8,156,287
Interest		1,682,720
Security lending		1,107,677
Total income		10,946,684

Expenses
Management fee	$ 9,876,195
Transfer agent fees	1,193,037
Distribution fees	2,322,333
Accounting and security lending fees	387,360
Non-interested trustees' compensation	6,625
Custodian fees and expenses	148,211
Audit	34,735
Legal	7,989
Miscellaneous	356,244
Total expenses before reductions	14,332,729
Expense reductions	(422,778)	13,909,951
Net investment income (loss)		(2,963,267)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (Net of foreign taxes of $23,455, including realized gain (loss) of ($1,657,190) on sales of affiliated issuers)	30,189,715
Foreign currency transactions	(39,777)
Futures contracts	61,870
Total net realized gain (loss)		30,211,808
Change in net unrealized appreciation (depreciation) on: Investment securities (Net of deferred foreign taxes of $336,495)	575,217,151
Assets and liabilities in foreign currencies	2,087
Futures contracts	4,181
Total change in net unrealized appreciation (depreciation)		575,223,419
Net gain (loss)		605,435,227
Net increase (decrease) in net assets resulting from operations		$ 602,471,960

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2003	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,963,267)	$ 5,367,275
Net realized gain (loss)	30,211,808	(100,092,133)
Change in net unrealized appreciation (depreciation)	575,223,419	(54,350,719)
Net increase (decrease) in net assets resulting from operations	602,471,960	(149,075,577)
Distributions to shareholders from net investment income	(5,082,393)	(10,315,464)
Share transactions - net increase (decrease)	440,089,337	406,189,773
Total increase (decrease) in net assets	1,037,478,904	246,798,732

Net Assets
Beginning of period	1,398,753,998	1,151,955,266
End of period (including undistributed net investment income of $76,412 and undistributed net investment income of $4,928,520, respectively)	$ 2,436,232,902	$ 1,398,753,998
Other Information
Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	4,434,612	4,691,539	24,537,608
Reinvested	131,528	76,717	95,288
Redeemed	(5,011,471)	(2,353,097)	(5,472,778)
Net increase (decrease)	(445,331)	2,415,159	19,160,118

Dollars Sold	$ 95,795,053	$ 94,175,028	$ 482,784,357
Reinvested	2,207,036	1,285,007	1,590,350
Redeemed	(89,867,137)	(43,168,976)	(104,711,381)
Net increase (decrease)	$ 8,134,952	$ 52,291,059	$ 379,663,326
Share Transactions	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
Shares Sold	7,049,981	6,655,084	22,666,360
Reinvested	277,413	161,340	101,720
Redeemed	(8,136,461)	(3,917,197)	(3,604,685)
Net increase (decrease)	(809,067)	2,899,227	19,163,395
Dollars Sold	$ 134,875,925	$ 125,174,947	$ 416,253,061
Reinvested	5,301,369	3,078,362	1,935,732
Redeemed	(145,105,795)	(70,148,866)	(65,174,962)
Net increase (decrease)	$ (4,928,501)	$ 58,104,443	$ 353,013,831
Distributions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 2,207,036	$ 1,285,007	$ 1,590,350
From net realized gain	-	-	-
Total	$ 2,207,036	$ 1,285,007	$ 1,590,350
	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
From net investment income	$ 5,301,369	$ 3,078,362	$ 1,935,733
From net realized gain	-	-	-
Total	$ 5,301,369	$ 3,078,362	$ 1,935,733

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Financial Highlights - Initial Class

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 17.51	$ 19.60	$ 20.26	$ 15.25	$ 10.31
Income from Investment Operations
Net investment income (loss) C	(.01)	.09	.20	.19	- E
Net realized and unrealized gain (loss)	6.74	(2.00)	(.86)	4.95	5.05
Total from investment operations	6.73	(1.91)	(.66)	5.14	5.05
Distributions from net investment income	(.08)	(.18)	-	(.08)	-
Distributions from net realized gain	-	-	-	-	(.09)
Distributions in excess of net realized gain	-	-	-	(.05)	(.02)
Total distributions	(.08)	(.18)	-	(.13)	(.11)
Net asset value, end of period	$ 24.16	$ 17.51	$ 19.60	$ 20.26	$ 15.25
Total Return A,B	38.64%	(9.82)%	(3.26)%	33.78%	49.04%
Ratios to Average Net Assets D
Expenses before expense reductions	.70%	.70%	.69%	.74%	3.34%
Expenses net of voluntary waivers, if any	.70%	.70%	.69%	.74%	1.00%
Expenses net of all reductions	.68%	.63%	.62%	.69%	.97%
Net investment income (loss)	(.04)%	.51%	1.06%	1.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 678,480	$ 499,557	$ 574,934	$ 589,026	$ 1,744
Portfolio turnover rate	51%	135%	144%	245%	163%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

Financial Highlights - Service Class

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 17.46	$ 19.54	$ 20.22	$ 15.24	$ 10.31
Income from Investment Operations
Net investment income (loss)C	(.03)	.08	.18	.17	(.01)
Net realized and unrealized gain (loss)	6.73	(2.00)	(.86)	4.93	5.05
Total from investment operations	6.70	(1.92)	(.68)	5.10	5.04
Distributions from net investment income	(.06)	(.16)	-	(.07)	-
Distributions from net realized gain	-	-	-	-	(.09)
Distributions in excess of net realized gain	-	-	-	(.05)	(.02)
Total distributions	(.06)	(.16)	-	(.12)	(.11)
Net asset value, end of period	$ 24.10	$ 17.46	$ 19.54	$ 20.22	$ 15.24
Total ReturnA,B	38.52%	(9.90)%	(3.36) %	33.54%	48.94%
Ratios to Average Net AssetsD
Expenses before expense reductions	.80%	.80%	.79%	.84%	3.41%
Expenses net of voluntary waivers, if any	.80%	.80%	.79%	.84%	1.10%
Expenses net of all reductions	.78%	.73%	.72%	.79%	1.07%
Net investment income (loss)	(.14)%	.41%	.96%	.92%	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 580,179	$ 378,264	$ 366,665	$ 282,941	$ 25,908
Portfolio turnover rate	51%	135%	144%	245%	163%
A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.39	$ 19.49	$ 20.20	$ 14.82
Income from Investment Operations
Net investment income (loss)E	(.06)	.05	.15	.14
Net realized and unrealized gain (loss)	6.70	(1.99)	(.86)	5.35
Total from investment operations	6.64	(1.94)	(.71)	5.49
Distributions from net investment income	(.05)	(.16)	-	(.06)
Distributions in excess of net realized gain	-	-	-	(.05)
Total distributions	(.05)	(.16)	-	(.11)
Net asset value, end of period	$ 23.98	$ 17.39	$ 19.49	$ 20.20
Total ReturnB,C,D	38.31%	(10.02)%	(3.51)%	37.12%
Ratios to Average Net AssetsG
Expenses before expense reductions	.95%	.95%	.94%	.99%A
Expenses net of voluntary waivers, if any	.95%	.95%	.94%	.99%A
Expenses net of all reductions	.93%	.88%	.88%	.94%A
Net investment income (loss)	(.29)%	.25%	.81%	.76%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,177,574	$ 520,933	$ 210,356	$ 73,039
Portfolio turnover rate	51%	135%	144%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of operations) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Notes to Financial Statements

For the period ended December 31, 2003

1. Significant Accounting Policies.

Mid Cap Portfolio (the fund) is a fund of Variable Insurance Products Fund III (the trust) (referred to in this report as Fidelity Variable Insurance Products: Mid Cap Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 636,837,158	|
Unrealized depreciation	(27,585,955)
Net unrealized appreciation (depreciation)	609,251,203
Capital loss carryforward	(127,019,315)

Cost for federal income tax purposes	$ 1,945,112,269

The tax character of distributions paid was as follows:

	December 31, 2003	December 31, 2002
Ordinary Income	$ 5,082,393	$ 10,315,464

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies, for the distribution of shares and providing shareholder support services:

Service Class	$ 432,418	|
Service Class 2	1,889,915
	$ 2,322,333

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class pays a transfer agent fee excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets.

Mid Cap Portfolio

4. Fees and Other Transactions with Affiliates - continued

For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 354,798	|
Service Class	302,125
Service Class 2	536,114
	$ 1,193,037

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,668,961 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $418,696 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $4,082.

8. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 23% of the total outstanding shares of the fund and two unaffiliated shareholders were the owners of record of 45% of the total outstanding shares of the fund.

9. Transactions with Affiliated Companies.

An affiliated company is a company which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included in "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Report of Independent Auditors

To the Trustees of Variable Insurance Products Fund III and the Shareholders of Mid Cap Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Mid Cap Portfolio (a fund of Variable Insurance Products Fund III) at December 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Mid Cap Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 13, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-221-5207.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1994

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of VIP Mid Cap (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000), and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1994

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1994

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee.

Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1994

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund III. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Variable Insurance Products Fund III. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors (1998-1999) of Scudder Kemper Investments. In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

John B. McDowell (45)

Year of Election or Appointment: 2002

Vice President of VIP Mid Cap. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of VIP Mid Cap. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of VIP Mid Cap. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (45)

Year of Election or Appointment: 2002

President and Treasurer of VIP Mid Cap. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of VIP Mid Cap. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Mid Cap. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1998 Assistant Treasurer of VIP Mid Cap. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of VIP Mid Cap. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of VIP Mid Cap. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of VIP Mid Cap. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A percentage of the dividends distributed during the fiscal year for the following classes qualifies for the dividends-received deduction for corporate shareholders:

Initial Class	100%
Service Class	100%
Service Class 2	100%

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPMID-ANN-0204
1.735273.104

Fidelity® Variable Insurance Products:

Value Strategies Portfolio

Annual Report

December 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Summary	<Click Here>	A summary of the fund's investments at period end.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Value Strategies Portfolio

Fidelity Variable Insurance Products: Value Strategies Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2003	Past 1 year	Life of fund A
Fidelity VIP: Value Strategies - Initial Class	57.91%	12.70%
Fidelity VIP: Value Strategies - Service Class B	57.79%	12.58%
Fidelity VIP: Value Strategies - Service Class 2 C	57.36%	12.80%

A From February 20, 2002.

B Performance for Service Class shares reflects an asset-based service fee (12b-1 fee).

C Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee).

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Value Strategies Portfolio - Initial Class on February 20, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Value Index did over the same period.

Annual Report

Fidelity Variable Insurance Products: Value Strategies Portfolio

Management's Discussion of Fund Performance

Comments from Harris Leviton, Portfolio Manager of Fidelity® Variable Insurance Products: Value Strategies Portfolio

U.S. equity markets snapped a three-year losing streak in 2003, rebounding on the strength of the lowest interest rates in decades, improved corporate profits and a resurgent economy. For the year overall, the Standard & Poor's 500SM Index gained 28.69%, the Dow Jones Industrial AverageSM rose 28.14% and the NASDAQ Composite® Index advanced 50.77%. Small-cap stocks led the charge, particularly lower-quality issues in cyclical industries such as biotechnology and the Internet. As a result, the Russell 2000® Index had its best calendar year ever, climbing 47.25%. The start of the year gave little indication of the strong performance to come, as the hangover of corporate governance scandals and an impending war with Iraq clouded the outlook for 2003. However, investors were encouraged by solid gross domestic product (GDP) growth in the first two quarters of 2003, and what seemed to be a quick resolution to the Iraqi conflict. Federal tax cuts and a boom in mortgage refinancing further boosted the markets and put more discretionary income in consumers' pockets. In the third quarter, GDP growth grew 8.2%, its highest level since 1984.

For the 12 months ending December 31, 2003, Fidelity Variable Insurance Products: Value Strategies Portfolio easily topped the 38.07% return for the Russell® Midcap Value Index and the 35.40% return for the LipperSM Variable Annuity Mid-Cap Funds Average. Good stock picking and overweightings in the information technology, consumer discretionary and industrials sectors contributed significantly to the fund's performance relative to its index. Many small- and mid-cap tech holdings - such as chip manufacturer Advanced Micro Devices, communications equipment maker Terayon and software firm Retek - became top contributors when the economic environment improved. Several homebuilding stocks - including Beazer Homes and Lennar - also performed well as demand for newly constructed homes remained strong. By contrast, video game stocks Nintendo, Take-Two Interactive and THQ were among the biggest detractors, as the industry generally suffered from weaker-than-expected sales during the 2002 holiday season. In addition, Jones Apparel Group was hurt by lower 2004 profit expectations when the company resolved a licensing dispute with Polo Ralph Lauren by ending production of its Lauren women's clothing line.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Variable Insurance Products: Value Strategies Portfolio

Investment Summary

Top Five Stocks as of December 31, 2003
% of fund's net assets
Tyco International Ltd.	4.8
Take-Two Interactive Software, Inc.	3.8
WMS Industries, Inc.	3.3
ACE Ltd.	2.8
Beazer Homes USA, Inc.	2.8
17.5
Top Five Market Sectors as of December 31, 2003
% of fund's net assets
Information Technology	40.3
Consumer Discretionary	27.0
Industrials	12.6
Financials	9.6
Consumer Staples	2.9
Asset Allocation as of December 31, 2003
% of fund's net assets *
Stocks	96.8%
Bonds	0.7%
Short-Term Investments and Net Other Assets	2.5%

* Foreign investments 13.5%

Annual Report

Fidelity Variable Insurance Products: Value Strategies Portfolio

Investments December 31, 2003

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 26.7%
Auto Components - 2.3%
Aftermarket Technology Corp. (a)	500	$ 6,860
American Axle & Manufacturing Holdings, Inc. (a)	169,000	6,830,980
ArvinMeritor, Inc.	22,500	542,700
Dura Automotive Systems, Inc. Class A (a)	35,100	448,227
Lear Corp.	23,600	1,447,388
		9,276,155
Automobiles - 3.1%
DaimlerChrysler AG (Reg.)	41,500	1,918,130
Ford Motor Co.	218,200	3,491,200
Nissan Motor Co. Ltd.	644,500	7,237,735
		12,647,065
Hotels, Restaurants & Leisure - 6.3%
AFC Enterprises, Inc. (a)	178,100	3,472,950
Ameristar Casinos, Inc. (a)	107,400	2,628,078
Buffalo Wild Wings, Inc.	900	23,355
Isle of Capri Casinos, Inc. (a)	35,200	755,744
Jack in the Box, Inc. (a)	255,200	5,451,072
Mikohn Gaming Corp. (a)	15,800	71,100
WMS Industries, Inc. (a)	512,400	13,424,880
		25,827,179
Household Durables - 7.9%
Beazer Homes USA, Inc.	117,093	11,435,302
Cavco Industries, Inc. (a)	475	11,400
Centex Corp.	22,300	2,400,595
D.R. Horton, Inc.	97,950	4,237,317
Jarden Corp. (a)	44,650	1,220,731
Lennar Corp.:
Class A	72,300	6,940,800
Class B	5,620	513,668
Libbey, Inc.	27,000	768,960
M/I Schottenstein Homes, Inc.	1,800	70,290
Maytag Corp.	51,600	1,437,060
Whirlpool Corp.	50,200	3,647,030
		32,683,153
Specialty Retail - 3.6%
American Eagle Outfitters, Inc. (a)	266,400	4,368,960
Big Dog Holdings, Inc. (a)	4,300	16,039
Borders Group, Inc.	298,300	6,538,736
Circuit City Stores, Inc.	334,000	3,383,420
Wet Seal, Inc. Class A (a)	42,100	416,369
		14,723,524

	Shares	Value (Note 1)
Textiles Apparel & Luxury Goods - 3.5%
Jones Apparel Group, Inc.	272,300	$ 9,593,129
Maxwell Shoe Co., Inc. Class A (a)	293,750	4,984,938
		14,578,067
TOTAL CONSUMER DISCRETIONARY		109,735,143
CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 1.4%
Koninklijke Ahold NV sponsored ADR	124,500	966,120
Safeway, Inc. (a)	216,000	4,732,560
		5,698,680
Food Products - 1.0%
Campbell Soup Co.	72,600	1,945,680
Fresh Del Monte Produce, Inc.	54,500	1,298,735
Tyson Foods, Inc. Class A	54,200	717,608
		3,962,023
Household Products - 0.2%
WD-40 Co.	20,000	707,200
Personal Products - 0.3%
Nu Skin Enterprises, Inc. Class A	83,000	1,418,470
TOTAL CONSUMER STAPLES		11,786,373
FINANCIALS - 9.6%
Insurance - 7.8%
ACE Ltd.	278,300	11,527,186
Allstate Corp.	85,100	3,661,002
American Equity Investment Life Holding Co.	318,400	3,174,448
AmerUs Group Co.	32,200	1,126,034
Everest Re Group Ltd.	10,600	896,760
Infinity Property & Casualty Corp.	43,600	1,440,980
MetLife, Inc.	160,300	5,397,301
Montpelier Re Holdings Ltd.	1,200	44,040
Safety Insurance Group, Inc.	41,500	710,065
Travelers Property Casualty Corp. Class A	226,900	3,807,382
		31,785,198
Thrifts & Mortgage Finance - 1.8%
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	78,800	1,497,200
Sovereign Bancorp, Inc.	253,400	6,018,250
		7,515,450
TOTAL FINANCIALS		39,300,648
HEALTH CARE - 1.5%
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	6,300	192,276
Sola International, Inc. (a)	113,900	2,141,320
		2,333,596
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - 0.4%
HealthSouth Corp. (a)	297,700	$ 1,366,443
Laboratory Corp. of America Holdings (a)	5,000	184,750
		1,551,193
Pharmaceuticals - 0.5%
King Pharmaceuticals, Inc. (a)	48,800	744,688
Pain Therapeutics, Inc. (a)	225,600	1,567,920
		2,312,608
TOTAL HEALTH CARE		6,197,397
INDUSTRIALS - 12.6%
Building Products - 0.5%
NCI Building Systems, Inc. (a)	6,900	164,910
York International Corp.	54,400	2,001,920
		2,166,830
Commercial Services & Supplies - 2.8%
Central Parking Corp.	130,900	1,954,337
Hall Kinion & Associates, Inc. (a)	153,900	777,195
Hudson Highland Group, Inc. (a)	16,667	397,508
Labor Ready, Inc. (a)	47,200	618,320
Monster Worldwide, Inc. (a)	218,200	4,791,672
Vedior NV (Certificaten Van Aandelen)	196,558	3,065,904
		11,604,936
Construction & Engineering - 1.2%
Chicago Bridge & Iron Co. NV	89,100	2,574,990
Granite Construction, Inc.	100,200	2,353,698
		4,928,688
Electrical Equipment - 0.0%
TB Wood's Corp.	1,000	8,200
Industrial Conglomerates - 4.8%
Tyco International Ltd.	741,300	19,644,450
Machinery - 3.1%
Columbus McKinnon Corp. (a)	33,300	288,045
EnPro Industries, Inc. (a)	40	558
Milacron, Inc.	40,300	168,051
Navistar International Corp. (a)	187,100	8,960,219
Timken Co.	168,400	3,378,104
		12,794,977
Road & Rail - 0.2%
Genesee & Wyoming, Inc. Class A (a)	17,400	548,100
TOTAL INDUSTRIALS		51,696,181
INFORMATION TECHNOLOGY - 39.9%
Communications Equipment - 7.0%
ADC Telecommunications, Inc. (a)	1,367,300	4,060,881
AudioCodes Ltd. (a)	166,000	1,733,040
Cable Design Technologies Corp. (a)	305,800	2,749,142

	Shares	Value (Note 1)
Endwave Corp. (a)	15,200	$ 112,480
Enterasys Networks, Inc. (a)	425,700	1,596,375
Marconi Corp. PLC (a)	214,822	2,270,830
NMS Communications Corp. (a)	290,000	1,809,600
Performance Technologies, Inc. (a)	266,800	3,801,900
Telefonaktiebolaget LM Ericsson ADR (a)	262,780	4,651,206
Terayon Communication Systems, Inc. (a)	1,271,500	5,721,750
Turnstone Systems, Inc.	185,400	21,321
		28,528,525
Computers & Peripherals - 3.7%
EMC Corp. (a)	837,670	10,822,696
PalmOne, Inc. (a)	379,600	4,460,300
		15,282,996
Electronic Equipment & Instruments - 1.1%
Agilysys, Inc.	45,500	507,325
AVX Corp.	101,700	1,690,254
RadiSys Corp. (a)	13,300	224,238
Richardson Electronics Ltd.	43,300	532,157
Solectron Corp. (a)	240,000	1,418,400
		4,372,374
Internet Software & Services - 6.5%
Ariba, Inc. (a)	580,873	1,742,619
Art Technology Group, Inc. (a)	356,400	545,292
Interwoven, Inc. (a)	217,775	2,752,676
ITXC Corp. (a)	15,100	65,232
Kana Software, Inc. (a)	235,500	793,635
Keynote Systems, Inc. (a)	165,000	1,963,500
Primus Knowledge Solutions, Inc. (a)	138,700	872,423
Retek, Inc. (a)	301,500	2,797,920
Selectica, Inc. (a)	305,300	1,306,684
SonicWALL, Inc. (a)	558,500	4,356,300
Vignette Corp. (a)	4,245,800	9,637,966
		26,834,247
Semiconductors & Semiconductor Equipment - 9.4%
Advanced Micro Devices, Inc. (a)	665,700	9,918,930
Agere Systems, Inc. Class A (a)	660,000	2,013,000
Applied Micro Circuits Corp. (a)	589,100	3,522,818
ASM International NV (Nasdaq) (a)	62,200	1,258,928
ASML Holding NV (NY Shares) (a)	171,900	3,446,595
Atmel Corp. (a)	768,000	4,615,680
Chartered Semiconductor Manufacturing Ltd. ADR (a)	52,200	525,654
Conexant Systems, Inc. (a)	114,600	569,562
Hi/fn, Inc. (a)	222,600	2,648,940
Integrated Device Technology, Inc. (a)	39,700	681,649
Mindspeed Technologies, Inc. (a)	39,733	272,171
MIPS Technologies, Inc. (a)	164,100	893,525
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	463,359	4,744,796
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Transwitch Corp. (a)	557,800	$ 1,282,940
United Microelectronics Corp. sponsored ADR (a)	480,663	2,379,282
		38,774,470
Software - 12.2%
Activision, Inc. (a)	153,550	2,794,610
Actuate Corp. (a)	844,700	2,627,017
Aspen Technology, Inc. (a)	150,500	1,544,130
Atari, Inc. (a)	425,300	1,786,260
BindView Development Corp. (a)	311,200	1,173,224
i2 Technologies, Inc. (a)	2,236,200	3,712,092
Midway Games, Inc. (a)	32,600	126,488
Nintendo Co. Ltd.	41,500	3,892,196
Open Solutions, Inc.	42,800	751,996
PalmSource, Inc. (a)	16,600	361,714
Siebel Systems, Inc. (a)	327,300	4,539,651
Take-Two Interactive Software, Inc. (a)	540,900	15,583,329
THQ, Inc. (a)	570,000	9,638,700
Ulticom, Inc. (a)	172,500	1,664,625
		50,196,032
TOTAL INFORMATION TECHNOLOGY		163,988,644
MATERIALS - 2.5%
Chemicals - 0.7%
Celanese AG	41,500	1,688,635
Eastman Chemical Co.	3,600	142,308
FMC Corp. (a)	11,100	378,843
Millennium Chemicals, Inc.	35,900	455,212
		2,664,998
Construction Materials - 1.5%
Centex Construction Products, Inc.	15,500	934,185
Martin Marietta Materials, Inc.	17,100	803,187
Texas Industries, Inc.	89,600	3,315,200
U.S. Concrete, Inc. (a)	168,100	1,084,245
		6,136,817
Containers & Packaging - 0.1%
Owens-Illinois, Inc. (a)	38,300	455,387
Metals & Mining - 0.2%
Steel Dynamics, Inc. (a)	37,700	885,573
TOTAL MATERIALS		10,142,775
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.6%
Covad Communications Group, Inc. (a)	210,000	756,000

	Shares	Value (Note 1)
Qwest Communications International, Inc. (a)	326,000	$ 1,408,320
Time Warner Telecom, Inc. Class A (a)	41,100	416,343
		2,580,663
Wireless Telecommunication Services - 0.2%
Telesystem International Wireless, Inc. (a)	107,400	898,312
TOTAL TELECOMMUNICATION SERVICES		3,478,975
UTILITIES - 0.2%
Electric Utilities - 0.0%
PG&E Corp. (a)	11,100	308,247
Multi-Utilities & Unregulated Power - 0.2%
Sierra Pacific Resources (a)	99,600	731,064
TOTAL UTILITIES		1,039,311
TOTAL COMMON STOCKS (Cost $337,454,780)		397,365,447
Convertible Preferred Stocks - 0.1%

UTILITIES - 0.1%
Electric Utilities - 0.1%
TXU Corp. 8.125% PRIDES	14,800	498,582
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $451,862)		498,582
Convertible Bonds - 0.7%
	Principal Amount
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
WMS Industries, Inc. 2.75% 7/15/10 (c)	$ 780,000	1,197,300
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Alexion Pharmaceuticals, Inc. 5.75% 3/15/07	200,000	184,000
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
SPACEHAB, Inc. 8% 10/15/07	10,000	8,300
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
Natural MicroSystems Corp. 5% 10/15/05	920,000	857,900
Terayon Communication Systems, Inc. 5% 8/1/07	720,000	648,000
		1,505,900
Convertible Bonds - continued
	Principal Amount	Value (Note1)
Electronic Equipment & Instruments - 0.0%
Richardson Electronics Ltd. 8.25% 6/15/06	$ 8,000	$ 7,840
TOTAL INFORMATION TECHNOLOGY		1,513,740
TOTAL CONVERTIBLE BONDS (Cost $2,172,780)		2,903,340
Money Market Funds - 3.1%
	Shares
Fidelity Securities Lending Cash Central Fund, 1.09% (b) (Cost $12,732,425)	12,732,425	12,732,425
Cash Equivalents - 6.8%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 0.81%, dated 12/31/03 due 1/2/04) (Cost $27,758,000)	$ 27,759,244	27,758,000
TOTAL INVESTMENT PORTFOLIO - 107.4% (Cost $380,569,847)	441,257,794
NET OTHER ASSETS - (7.4)%	(30,246,702)
NET ASSETS - 100%	$ 411,011,092
Security Type Abbreviation
PRIDES	-	Preferred Redeemable Increased Dividend Equity Securities
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,197,300 or 0.3% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $351,071,993 and $72,690,526, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $48,954 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.5%
Bermuda	3.0
Japan	2.8
Netherlands	2.6
Taiwan	1.8
Sweden	1.1
Others (individually less than 1%)	2.2
100.0%
Income Tax Information
The fund hereby designates approximately $157,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Value Strategies Portfolio

Fidelity Variable Insurance Products: Value Strategies Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2003

Assets
Investment in securities, at value (including securities loaned of $12,354,995 and repurchase agreements of $27,758,000) (cost $380,569,847) - See accompanying schedule		$ 441,257,794
Cash		44
Receivable for investments sold		192,201
Receivable for fund shares sold		6,744,427
Dividends receivable		112,238
Interest receivable		39,167
Prepaid expenses		1,052
Other receivables		32,151
Total assets		448,379,074

Liabilities
Payable for investments purchased	$ 23,911,355
Payable for fund shares redeemed	450,460
Accrued management fee	172,445
Distribution fees payable	39,935
Other affiliated payables	33,487
Other payables and accrued expenses	27,875
Collateral on securities loaned, at value	12,732,425
Total liabilities		37,367,982
Net Assets		$ 411,011,092
Net Assets consist of:
Paid in capital		$ 351,558,068
Undistributed net investment income		128,153
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,361,412)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		60,686,283
Net Assets		$ 411,011,092
Initial Class: Net Asset Value, offering price and redemption price per share ($161,704,799 ÷ 13,029,899 shares)		$ 12.41
Service Class: Net Asset Value, offering price and redemption price per share ($83,145,985 ÷ 6,712,891 shares)		$ 12.39
Service Class 2: Net Asset Value, offering price and redemption price per share ($166,160,308 ÷ 13,344,090 shares)		$ 12.45

Statement of Operations

	Year ended December 31, 2003

Investment Income
Dividends		$ 870,655
Interest		259,449
Security lending		34,316
Total income		1,164,420

Expenses
Management fee	$ 891,689
Transfer agent fees	114,217
Distribution fees	280,926
Accounting and security lending fees	74,964
Non-interested trustees' compensation	520
Custodian fees and expenses	29,608
Audit	32,418
Legal	462
Miscellaneous	12,125
Total expenses before reductions	1,436,929
Expense reductions	(49,465)	1,387,464
Net investment income (loss)		(223,044)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,634,275
Foreign currency transactions	(2,102)
Total net realized gain (loss)		1,632,173
Change in net unrealized appreciation (depreciation) on: Investment securities	63,506,825
Assets and liabilities in foreign currencies	(1,804)
Total change in net unrealized appreciation (depreciation)		63,505,021
Net gain (loss)		65,137,194
Net increase (decrease) in net assets resulting from operations		$ 64,914,150

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2003	February 20, 2002 (commencement of operations) to December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (223,044)	$ (11,920)
Net realized gain (loss)	1,632,173	(442,711)
Change in net unrealized appreciation (depreciation)	63,505,021	(2,818,738)
Net increase (decrease) in net assets resulting from operations	64,914,150	(3,273,369)
Distributions to shareholders from net realized gain	(2,216,760)	-
Share transactions - net increase (decrease)	293,844,002	57,743,069
Total increase (decrease) in net assets	356,541,392	54,469,700

Net Assets
Beginning of period	54,469,700	-
End of period (including undistributed net investment income of $128,153 and undistributed net investment income of $18,306, respectively)	$ 411,011,092	$ 54,469,700
Other Information: Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	13,024,673	15,243,169	10,088,331
Reinvested	76,091	40,651	62,471
Redeemed	(221,515)	(9,807,881)	(2,282,005)
Net increase (decrease)	12,879,249	5,475,939	7,868,797

Dollars Sold	$ 159,105,532	$ 160,018,555	$ 101,065,362
Reinvested	940,484	501,633	774,643
Redeemed	(2,714,031)	(102,413,068)	(23,435,108)
Net increase (decrease)	$ 157,331,985	$ 58,107,120	$ 78,404,897

Share Transactions	February 20, 2002 (commencement of operations) to December 31, 2002
	Initial Class	Service Class	Service Class 2
Shares Sold	150,919	2,908,629	5,628,326
Redeemed	(269)	(1,671,677)	(153,033)
Net increase (decrease)	150,650	1,236,952	5,475,293

Dollars Sold	$ 1,507,905	$ 25,196,970	$ 46,032,283
Redeemed	(2,188)	(13,786,884)	(1,205,017)
Net increase (decrease)	$ 1,505,717	$ 11,410,086	$ 44,827,266

Distributions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net realized gain	$ 940,484	$ 501,633	$ 774,643

See accompanying notes which are an integral part of the financial statements.

Value Strategies Portfolio

Financial Highlights - Initial Class

Years ended December 31,	2003	2002F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.91	$ 10.00
Income from Investment Operations
Net investment income (loss)E	-H	.01
Net realized and unrealized gain (loss)	4.58	(2.10)
Total from investment operations	4.58	(2.09)
Distributions from net realized gain	(.08)	-
Net asset value, end of period	$ 12.41	$ 7.91
Total ReturnB,C,D	57.91%	(20.90)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.76%	1.43%A
Expenses net of voluntary waivers, if any	.76%	1.00%A
Expenses net of all reductions	.73%	.95%A
Net investment income (loss)	.02%	.13%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 161,705	$ 1,191
Portfolio turnover rate	47%	65%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period February 20, 2002 (commencement of operations) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Service Class

Years ended December 31,	2003	2002F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.01)	-H
Net realized and unrealized gain (loss)	4.58	(2.10)
Total from investment operations	4.57	(2.10)
Distributions from net realized gain	(.08)	-
Net asset value, end of period	$ 12.39	$ 7.90
Total ReturnB,C,D	57.79%	(21.00)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.84%	1.52%A
Expenses net of voluntary waivers, if any	.84%	1.10%A
Expenses net of all reductions	.81%	1.05%A
Net investment income (loss)	(.06)%	.03%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 83,146	$ 9,774
Portfolio turnover rate	47%	65%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period February 20, 2002 (commencement of operations) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Financial Highlights - Service Class 2

Years ended December 31,	2003	2002F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.95	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.02)	(.01)
Net realized and unrealized gain (loss)	4.58	(2.04)
Total from investment operations	4.56	(2.05)
Distributions from net realized gain	(.06)	-
Net asset value, end of period	$ 12.45	$ 7.95
Total ReturnB,C,D	57.36%	(20.50)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.99%	1.68%A
Expenses net of voluntary waivers, if any	.99%	1.25%A
Expenses net of all reductions	.96%	1.21%A
Net investment income (loss)	(.21)%	(.12)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 166,160	$ 43,505
Portfolio turnover rate	47%	65%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period February 20, 2002 (commencement of operations) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Value Strategies Portfolio

Notes to Financial Statements

For the period ended December 31, 2003

1. Significant Accounting Policies.

Value Strategies Portfolio (the fund) is a fund of Variable Insurance Products Fund III (the trust) (referred to in this report as Fidelity Variable Insurance Products: Value Strategies Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, market discount and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 68,747,969	|
Unrealized depreciation	(10,499,113)
Net unrealized appreciation (depreciation)	58,248,856
Undistributed ordinary income	586,866
Undistributed long-term capital gain	617,304

Cost for federal income tax purposes	$ 383,008,938

The tax character of distributions paid was as follows:

	December 31, 2003	December 31, 2002
Ordinary Income	$ 2,059,984	$ -
Long-term Capital Gains	156,776	-
Total	$ 2,216,760	$ -

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

Value Strategies Portfolio

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies, for the distribution of shares and providing shareholder support services:

Service Class	$ 39,634	|
Service Class 2	241,292
	$ 280,926

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class pays a transfer agent fee excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets.

For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 16,217	|
Service Class	28,163
Service Class 2	69,837
	$ 114,217

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $49,465 for the period.

8. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 39% of the total outstanding shares of the fund and two unaffiliated shareholders were the owners of record of 55% of the total outstanding shares of the fund.

Annual Report

Independent Auditors' Report

To the Trustees of Variable Insurance Products Fund III and Shareholders of Value Strategies Portfolio:

We have audited the accompanying statement of assets and liabilities of Value Strategies Portfolio (the Fund), a fund of Variable Insurance Products Fund III, including the portfolio of investments, as of December 31, 2003, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Value Strategies Portfolio as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 18, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-221-5207.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1994

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of VIP Value Strategies (2002). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1994

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1994

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1994

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund III. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Variable Insurance Products Fund III. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors (1998-1999) of Scudder Kemper Investments. In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

John B. McDowell (45)

Year of Election or Appointment: 2002

Vice President of VIP Value Strategies. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Harris B. Leviton (42)

Year of Election or Appointment: 2002

Vice President of VIP Value Strategies and another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Leviton managed a variety of Fidelity funds.

Eric D. Roiter (55)

Year of Election or Appointment: 2002

Secretary of VIP Value Strategies. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of VIP Value Strategies. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (45)

Year of Election or Appointment: 2002

President and Treasurer of VIP Value Strategies. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of VIP Value Strategies. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Value Strategies. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 2002 Assistant Treasurer of VIP Value Strategies. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of VIP Value Strategies. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of VIP Value Strategies. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2002

Assistant Treasurer of VIP Value Strategies. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Value Strategies Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
Initial Class	02/13/04	02/13/04	$.031
Service Class	02/13/04	02/13/04	$.031
Service Class 2	02/13/04	02/13/04	$.031

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPVS-ANN-0204
1.781994.101

Fidelity® Variable Insurance Products

Asset Manager: Growth® Portfolio

Balanced Portfolio

Growth & Income Portfolio

Growth Opportunities Portfolio

Investment Grade Bond Portfolio

Mid Cap Portfolio

Money Market Portfolio

Annual Report

December 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Asset Manager: Growth Portfolio	4 5 6 7 20	Performance Management's Discussion Investment Summary Investments Financial Statements
Balanced Portfolio	24 25 26 27 40	Performance Management's Discussion Investment Summary Investments Financial Statements
Growth & Income Portfolio	44 45 46 47 49	Performance Management's Discussion Investment Summary Investments Financial Statements
Growth Opportunities Portfolio	53 54 55 56 60	Performance Management's Discussion Investment Summary Investments Financial Statements
Investment Grade Bond Portfolio	64 65 66 67 74	Performance Management's Discussion Investment Summary Investments Financial Statements
Mid Cap Portfolio	78 79 80 81 93	Performance Management's Discussion Investment Summary Investments Financial Statements
Money Market Portfolio	97 98 102	Performance Investments Financial Statements
Notes to Financial Statements	106	Notes to the Financial Statements
Auditors' Opinion	113
Trustees and Officers	117
Distributions	123

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC,
Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2003	Past 1 year	Past 5 years	Life of fund A
Fidelity VIP: Asset Mgr: Growth - Initial Class	23.34%	-0.54%	8.67%
Fidelity VIP: Asset Mgr: Growth - Service Class B	23.15%	-0.65%	8.56%
Fidelity VIP: Asset Mgr: Growth - Service Class 2 C	23.03%	-0.78%	8.48%

A From January 3, 1995

B The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

C The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee). Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Asset Manager: Growth® Portfolio - Initial Class on January 3, 1995. The chart shows how the value of your investment would have changed, and also shows how the S&P® Index did over the same period.

Annual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Management's Discussion of Fund Performance

Comments from Richard Habermann and Ford O'Neil, Co-Managers of Fidelity® Variable Insurance Products: Asset Manager: Growth Portfolio

Equity markets snapped a three-year losing streak in 2003, rebounding amid historically low interest rates, improved corporate profits and a resurgent economy. Investors were encouraged by solid gross domestic product (GDP) growth in the first two quarters of 2003, and what seemed to be a quick end to the Iraqi conflict. Federal tax cuts and a boom in mortgage refinancing further boosted the markets, as did an astonishing 8.2% surge in third-quarter GDP growth. As a result of 2003's economic upturn, stocks soared: The Standard & Poor's 500SM Index gained 28.69%, the Dow Jones Industrial AverageSM rose 28.14% and the NASDAQ Composite® Index advanced 50.77%. Meanwhile, despite modestly higher interest rates, investment-grade bonds were up 4.10%, according to the Lehman Brothers® Aggregate Bond Index. Investors' renewed appetite for risk and higher yields helped all spread sectors outpace Treasuries, which returned only 2.24%. Corporates had a stellar year, particularly lower-quality issues, as the Lehman Brothers Credit Bond Index gained 7.70%. Increased volatility tempered mortgage securities, while heightened regulatory scrutiny curbed agency bond performance. Still, the Lehman Brothers Mortgage-Backed Securities and U.S. Agency indexes rose 3.07% and 2.59%, respectively.

During the past year, the fund easily outpaced both the Fidelity Asset Manager: Growth Composite Index, which rose 20.80%, and the LipperSM Variable Annuity Flexible Portfolio Funds Average, which returned 18.05%. Our asset allocation decisions largely drove the fund's results. After underweighting equities early in 2003 as they retreated, we shifted to an overweighting during the spring and added to it somewhat during the summer as stocks bounced higher. Having increased our emphasis on high-yield securities during the fall of 2002 further boosted returns as that market rebounded sharply in 2003. The fund's above-average weighting in cash, however, detracted a bit. Despite gaining more than 26%, the fund's equities trailed the S&P 500® mainly due to overweighting lagging health care stocks, including drug distributor Cardinal Health and major drug makers such as Merck. Shying away from top-performing tech stocks such as Intel also hurt. Conversely, our aggressive positioning in financials contributed, led by sizable positions in such capital-markets-sensitive stocks as Merrill Lynch and Morgan Stanley. Avoiding poor-performing stable-growth consumer staples such as Wal-Mart, a big holding of the S&P®, also contributed to the fund's performance relative to the composite index. In fixed-income, the fund benefited mainly from a focus on beaten-down corporate bonds that staged big recoveries, with its high-yield and investment-grade holdings soundly beating the Lehman Brothers Aggregate Bond Index. The strategic cash portion of the fund topped its benchmark as well.

The views expressed in this statement reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Investment Summary

Top Five Stocks as of December 31, 2003
% of fund's net assets
Cardinal Health, Inc.	4.1
American International Group, Inc.	3.9
Clear Channel Communications, Inc.	3.7
Johnson & Johnson	2.9
Citigroup, Inc.	2.9
17.5
Top Five Market Sectors as of December 31, 2003
(stocks only)	% of fund's net assets
Financials	16.0
Health Care	13.8
Consumer Discretionary	8.7
Information Technology	6.9
Consumer Staples	6.3
Asset Allocation as of December 31, 2003
% of fund's net assets *
Stocks and Equity Futures	70.9%
Bonds	19.6%
Short-Term Investments and Net Other Assets	9.5%

* Foreign investments	3.6%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Annual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Investments December 31, 2003

Showing Percentage of Net Assets

Common Stocks - 66.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 8.7%
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.	25,300	$ 628,199
Media - 5.3%
Clear Channel Communications, Inc.	277,200	12,981,276
McGraw-Hill Companies, Inc.	7,600	531,392
Time Warner, Inc. (a)	283,000	5,091,170
		18,603,838
Multiline Retail - 0.2%
Barneys, Inc. warrants 4/1/08 (a)	170	3,400
Kohl's Corp. (a)	16,400	737,016
		740,416
Specialty Retail - 2.9%
Home Depot, Inc.	264,000	9,369,360
Limited Brands, Inc.	19,500	351,585
Office Depot, Inc. (a)	5,400	90,234
Staples, Inc. (a)	13,800	376,740
		10,187,919
Textiles Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	3,300	225,918
TOTAL CONSUMER DISCRETIONARY		30,386,290
CONSUMER STAPLES - 6.3%
Beverages - 1.7%
PepsiCo, Inc.	58,600	2,731,932
The Coca-Cola Co.	63,700	3,232,775
		5,964,707
Food & Staples Retailing - 1.8%
CVS Corp.	118,300	4,272,996
Safeway, Inc. (a)	90,200	1,976,282
		6,249,278
Food Products - 0.5%
Kraft Foods, Inc. Class A	10,500	338,310
Unilever NV (NY Shares)	23,900	1,551,110
		1,889,420
Household Products - 0.6%
Colgate-Palmolive Co.	4,100	205,205
Procter & Gamble Co.	17,100	1,707,948
		1,913,153
Personal Products - 0.8%
Alberto-Culver Co. Class B	44,900	2,832,292
Tobacco - 0.9%
Altria Group, Inc.	60,000	3,265,200
TOTAL CONSUMER STAPLES		22,114,050
ENERGY - 4.6%
Energy Equipment & Services - 2.3%
BJ Services Co. (a)	13,600	488,240
Cooper Cameron Corp. (a)	6,700	312,220

	Shares	Value (Note 1)
Diamond Offshore Drilling, Inc.	67,100	$ 1,376,221
ENSCO International, Inc.	49,200	1,336,764
GlobalSantaFe Corp.	70,100	1,740,583
Grant Prideco, Inc. (a)	10,700	139,314
Nabors Industries Ltd. (a)	12,100	502,150
Rowan Companies, Inc. (a)	13,000	301,210
Transocean, Inc. (a)	75,100	1,803,151
		7,999,853
Oil & Gas - 2.3%
ChevronTexaco Corp.	34,300	2,963,177
ConocoPhillips	60,523	3,968,493
Exxon Mobil Corp.	22,800	934,800
		7,866,470
TOTAL ENERGY		15,866,323
FINANCIALS - 16.0%
Capital Markets - 2.2%
Merrill Lynch & Co., Inc.	38,400	2,252,160
Morgan Stanley	93,500	5,410,845
		7,663,005
Commercial Banks - 1.8%
Bank of America Corp.	31,100	2,501,373
Bank One Corp.	51,200	2,334,208
Synovus Financial Corp.	22,800	659,376
Wachovia Corp.	15,337	714,551
		6,209,508
Diversified Financial Services - 2.9%
Citigroup, Inc.	203,600	9,882,744
Insurance - 6.3%
AFLAC, Inc.	36,200	1,309,716
Allmerica Financial Corp. (a)	31,800	978,486
AMBAC Financial Group, Inc.	13,000	902,070
American International Group, Inc.	207,000	13,719,960
China Life Insurance Co. Ltd. ADR (a)	1,000	32,970
Hartford Financial Services Group, Inc.	37,100	2,190,013
MBIA, Inc.	12,000	710,760
MetLife, Inc.	36,900	1,242,423
PartnerRe Ltd.	5,500	319,275
St. Paul Companies, Inc.	6,900	273,585
Travelers Property Casualty Corp. Class B	20,140	341,776
		22,021,034
Thrifts & Mortgage Finance - 2.8%
Fannie Mae	113,600	8,526,816
MGIC Investment Corp.	19,400	1,104,636
New York Community Bancorp, Inc.	5,500	209,275
		9,840,727
TOTAL FINANCIALS		55,617,018
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 13.8%
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	115,600	$ 3,528,112
Health Care Providers & Services - 4.4%
Cardinal Health, Inc.	237,850	14,546,895
Fountain View, Inc. (k)	224	3,754
Medco Health Solutions, Inc. (a)	19,259	654,613
UnitedHealth Group, Inc.	5,300	308,354
		15,513,616
Pharmaceuticals - 8.4%
Johnson & Johnson	196,100	10,130,526
Merck & Co., Inc.	198,600	9,175,320
Pfizer, Inc.	102,500	3,621,325
Recordati Spa	5,813	112,790
Schering-Plough Corp.	82,753	1,439,075
Wyeth	112,100	4,758,645
		29,237,681
TOTAL HEALTH CARE		48,279,409
INDUSTRIALS - 4.3%
Aerospace & Defense - 0.4%
United Technologies Corp.	12,800	1,213,056
Commercial Services & Supplies - 0.3%
Aramark Corp. Class B	9,900	271,458
ChoicePoint, Inc. (a)	19,800	754,182
		1,025,640
Industrial Conglomerates - 3.0%
General Electric Co.	237,480	7,357,130
Tyco International Ltd.	122,700	3,251,550
		10,608,680
Machinery - 0.4%
Ingersoll-Rand Co. Ltd. Class A	22,300	1,513,724
Road & Rail - 0.2%
CSX Corp.	11,200	402,528
Union Pacific Corp.	2,900	201,492
		604,020
TOTAL INDUSTRIALS		14,965,120
INFORMATION TECHNOLOGY - 6.9%
Communications Equipment - 0.8%
Cisco Systems, Inc. (a)	23,086	560,759
Comverse Technology, Inc. (a)	48,500	853,115
Motorola, Inc.	88,120	1,239,848
		2,653,722
Computers & Peripherals - 1.3%
Dell, Inc. (a)	44,200	1,501,032
Hewlett-Packard Co.	108,300	2,487,651
Sun Microsystems, Inc. (a)	133,700	600,313
		4,588,996

	Shares	Value (Note 1)
Electronic Equipment & Instruments - 0.8%
Celestica, Inc. (sub. vtg.) (a)	21,800	$ 328,714
Flextronics International Ltd. (a)	34,300	509,012
Jabil Circuit, Inc. (a)	16,600	469,780
Sanmina-SCI Corp. (a)	36,400	459,004
Solectron Corp. (a)	126,900	749,979
Thermo Electron Corp. (a)	10,700	269,640
		2,786,129
IT Services - 0.6%
Affiliated Computer Services, Inc. Class A (a)	11,000	599,060
First Data Corp.	36,700	1,508,003
		2,107,063
Semiconductors & Semiconductor Equipment - 0.6%
Intel Corp.	14,000	450,800
KLA-Tencor Corp. (a)	2,200	129,074
Lam Research Corp. (a)	5,100	164,730
Linear Technology Corp.	3,100	130,417
Micron Technology, Inc. (a)	10,000	134,700
Novellus Systems, Inc. (a)	2,300	96,715
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	38,484	394,076
United Microelectronics Corp. sponsored ADR (a)	76,809	380,205
Xilinx, Inc. (a)	2,100	81,354
		1,962,071
Software - 2.8%
Microsoft Corp.	330,300	9,096,462
VERITAS Software Corp. (a)	21,300	791,508
		9,887,970
TOTAL INFORMATION TECHNOLOGY		23,985,951
MATERIALS - 0.6%
Chemicals - 0.2%
Dow Chemical Co.	19,900	827,243
Metals & Mining - 0.3%
Alcan, Inc.	16,500	770,432
Alcoa, Inc.	6,100	231,800
		1,002,232
Paper & Forest Products - 0.1%
Bowater, Inc.	4,100	189,871
International Paper Co.	3,200	137,952
		327,823
TOTAL MATERIALS		2,157,298
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 3.8%
BellSouth Corp.	61,800	1,748,940
Ono Finance PLC rights 5/31/09 (a)(f)	310	3
Qwest Communications International, Inc. (a)	369,200	1,594,944
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.	221,000	$ 5,761,470
Verizon Communications, Inc.	113,800	3,992,104
		13,097,461
Wireless Telecommunication Services - 0.3%
Nextel Communications, Inc. Class A (a)	37,700	1,057,862
TOTAL TELECOMMUNICATION SERVICES		14,155,323
UTILITIES - 0.7%
Electric Utilities - 0.7%
Allegheny Energy, Inc. (a)	15,400	196,504
FirstEnergy Corp.	26,900	946,880
PG&E Corp. (a)	24,600	683,142
TXU Corp.	11,100	263,292
Wisconsin Energy Corp.	8,200	274,290
		2,364,108
Gas Utilities - 0.0%
NiSource, Inc.	10,200	223,788
TOTAL UTILITIES		2,587,896
TOTAL COMMON STOCKS (Cost $208,536,437)		230,114,678
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	1,300	53,300
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Insurance - 0.0%
American Annuity Group Capital Trust II 8.875% (a)	60	59,973
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
NTL Europe, Inc. Series A, 10.00%	11	88
TOTAL NONCONVERTIBLE PREFERRED STOCKS		60,061
TOTAL PREFERRED STOCKS (Cost $97,969)		113,361
Corporate Bonds - 14.1%
	Principal Amount	Value (Note 1)
Convertible Bonds - 0.6%
CONSUMER DISCRETIONARY - 0.1%
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (f)	$ 180,000	277,238
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
IOS Capital LLC 5% 5/1/07 (f)	205,000	217,044
INDUSTRIALS - 0.3%
Industrial Conglomerates - 0.3%
Tyco International Group SA 3.125% 1/15/23	720,000	982,800
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.2%
Brocade Communications Systems, Inc. 2% 1/1/07	290,000	258,448
CIENA Corp. 3.75% 2/1/08	430,000	392,375
		650,823
TOTAL CONVERTIBLE BONDS		2,127,905
Nonconvertible Bonds - 13.5%
CONSUMER DISCRETIONARY - 3.3%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 7.2% 9/1/09	50,000	55,839
Dana Corp.:
9% 8/15/11	95,000	112,338
10.125% 3/15/10	190,000	219,450
Keystone Automotive Operations, Inc. 9.75% 11/1/13 (f)	40,000	43,200
Lear Corp. 8.11% 5/15/09	40,000	46,300
Stoneridge, Inc. 11.5% 5/1/12	10,000	11,750
United Components, Inc. 9.375% 6/15/13	50,000	54,500
		543,377
Automobiles - 0.1%
Case New Holland, Inc. 9.25% 8/1/11 (f)	190,000	212,800
General Motors Corp.:
7.2% 1/15/11	125,000	137,436
8.25% 7/15/23	20,000	22,708
8.375% 7/15/33	25,000	29,020
		401,964
Hotels, Restaurants & Leisure - 1.0%
Bally Total Fitness Holding Corp.:
9.875% 10/15/07	75,000	67,688
10.5% 7/15/11	215,000	217,150
Domino's, Inc. 8.25% 7/1/11 (f)	70,000	75,600
Florida Panthers Holdings, Inc. 9.875% 4/15/09	250,000	266,250
Gaylord Entertainment Co. 8% 11/15/13 (f)	60,000	63,000
Herbst Gaming, Inc. 10.75% 9/1/08	60,000	67,500
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Host Marriott LP 7.125% 11/1/13 (f)	$ 250,000	$ 256,250
Intrawest Corp. 7.5% 10/15/13 (f)	70,000	71,400
Mandalay Resort Group 6.5% 7/31/09	180,000	186,300
Morton's Restaurant Group, Inc. 7.5% 7/1/10 (f)	40,000	37,600
Penn National Gaming, Inc. 6.875% 12/1/11 (f)	190,000	188,575
Premier Parks, Inc. 9.75% 6/15/07	108,000	113,508
Six Flags, Inc.:
8.875% 2/1/10	75,000	76,969
9.625% 6/1/14 (f)	240,000	250,800
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 5/1/07	265,000	284,875
Station Casinos, Inc. 8.375% 2/15/08	205,000	219,863
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	250,000	272,500
Tricon Global Restaurants, Inc. 8.875% 4/15/11	200,000	242,000
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)	60,000	63,450
Wheeling Island Gaming, Inc. 10.125% 12/15/09	90,000	96,750
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10	290,000	342,200
		3,460,228
Household Durables - 0.1%
KB Home 8.625% 12/15/08	180,000	199,800
Simmons Co. 7.875% 1/15/14 (f)	40,000	40,200
Standard Pacific Corp. 9.25% 4/15/12	120,000	133,800
Telex Communications, Inc. 11.5% 10/15/08 (f)	60,000	63,600
WCI Communities, Inc. 7.875% 10/1/13 (f)	60,000	63,300
		500,700
Leisure Equipment & Products - 0.1%
The Hockey Co. 11.25% 4/15/09	175,000	200,375
Media - 1.6%
Advanstar Communications, Inc. 10.75% 8/15/10 (f)	70,000	75,775
AMC Entertainment, Inc. 9.5% 2/1/11	195,000	203,775
American Media Operations, Inc. 10.25% 5/1/09	20,000	21,250
AOL Time Warner, Inc. 7.625% 4/15/31	50,000	57,688
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	110,000	130,956

	Principal Amount	Value (Note 1)
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (d)	$ 180,000	$ 120,600
8.625% 4/1/09	335,000	288,100
10% 4/1/09	585,000	520,650
Clear Channel Communications, Inc. 7.65% 9/15/10	50,000	58,527
Comcast Corp. 7.05% 3/15/33	30,000	32,634
Corus Entertainment, Inc. 8.75% 3/1/12	260,000	286,000
Cox Communications, Inc. 7.125% 10/1/12	40,000	46,137
CSC Holdings, Inc.:
7.625% 4/1/11	465,000	483,600
7.625% 7/15/18	90,000	93,150
7.875% 2/15/18	35,000	36,925
9.875% 2/15/13	100,000	104,000
EchoStar DBS Corp.:
9.125% 1/15/09	259,000	290,080
10.375% 10/1/07	175,000	191,844
Entravision Communications Corp. 8.125% 3/15/09	275,000	293,563
LBI Media Holdings, Inc. 0% 10/15/13 (d)(f)	150,000	97,875
News America Holdings, Inc. 7.75% 12/1/45	50,000	59,117
Nextmedia Operating, Inc. 10.75% 7/1/11	100,000	113,750
PEI Holdings, Inc. 11% 3/15/10	165,000	191,400
PRIMEDIA, Inc. 7.625% 4/1/08	640,000	641,600
Radio One, Inc. 8.875% 7/1/11	335,000	368,500
Telewest PLC 11% 10/1/07 (c)	425,000	267,750
Videotron LTEE 6.875% 1/15/14 (f)	50,000	51,500
Vivendi Universal SA:
6.25% 7/15/08 (f)	90,000	94,950
9.25% 4/15/10	370,000	438,450
		5,660,146
Multiline Retail - 0.0%
Barneys, Inc. 9% 4/1/08	170,000	163,200
Specialty Retail - 0.2%
Asbury Automotive Group, Inc.:
8% 3/15/14 (f)	165,000	165,825
9% 6/15/12	20,000	21,200
Boise Cascade Corp.:
6.5% 11/1/10	100,000	104,000
7% 11/1/13	100,000	104,500
General Nutrition Centers, Inc. 8.5% 12/1/10 (f)	40,000	40,900
Hollywood Entertainment Corp. 9.625% 3/15/11	70,000	74,725
Reddy Ice Group, Inc. 8.875% 8/1/11 (f)	30,000	31,950
Sonic Automotive, Inc. 8.625% 8/15/13 (f)	90,000	95,400
		638,500
TOTAL CONSUMER DISCRETIONARY		11,568,490
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.6%
Beverages - 0.0%
Miller Brewing Co. 5.5% 8/15/13 (f)	$ 45,000	$ 45,974
Food & Staples Retailing - 0.1%
Kroger Co. 6.8% 4/1/11	65,000	72,746
Neighborcare, Inc. 6.875% 11/15/13 (f)	130,000	132,600
Rite Aid Corp. 6.875% 8/15/13	70,000	66,500
		271,846
Food Products - 0.4%
Central Garden & Pet Co. 9.125% 2/1/13	50,000	55,375
Chiquita Brands International, Inc. 10.56% 3/15/09	130,000	144,950
Corn Products International, Inc.:
8.25% 7/15/07	235,000	258,500
8.45% 8/15/09	50,000	55,875
Dean Foods Co.:
6.9% 10/15/17	40,000	40,800
8.15% 8/1/07	231,000	254,100
Doane Pet Care Co.:
9.75% 5/15/07	190,000	171,000
10.75% 3/1/10	180,000	187,200
Hines Nurseries, Inc. 10.25% 10/1/11 (f)	30,000	32,700
Land O'Lakes, Inc.:
8.75% 11/15/11	65,000	55,250
9% 12/15/10 (f)	130,000	130,000
Michael Foods, Inc. 8% 11/15/13 (f)	40,000	41,800
United Agriculture Products, Inc. 8.25% 12/15/11 (f)	50,000	51,750
		1,479,300
Household Products - 0.0%
Johnsondiversey Holdings, Inc. 0% 5/15/13 (d)(f)	120,000	91,800
Personal Products - 0.1%
Revlon Consumer Products Corp. 12% 12/1/05	275,000	276,375
Tobacco - 0.0%
Altria Group, Inc. 7% 11/4/13	30,000	32,004
TOTAL CONSUMER STAPLES		2,197,299
ENERGY - 1.0%
Energy Equipment & Services - 0.2%
Grant Prideco, Inc.:
9% 12/15/09	50,000	54,875
9.625% 12/1/07	110,000	122,650
Hanover Compressor Co. 8.625% 12/15/10	40,000	41,700
Key Energy Services, Inc. 8.375% 3/1/08	100,000	107,250
Kinder Morgan, Inc. 6.5% 9/1/12	25,000	27,587

	Principal Amount	Value (Note 1)
Seabulk International, Inc. 9.5% 8/15/13	$ 105,000	$ 109,200
SESI LLC 8.875% 5/15/11	30,000	32,250
		495,512
Oil & Gas - 0.8%
Chesapeake Energy Corp. 8.125% 4/1/11	75,000	83,625
Forest Oil Corp. 8% 12/15/11	120,000	129,000
General Maritime Corp. 10% 3/15/13	220,000	248,600
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12	41,000	50,840
Petro-Canada yankee 7% 11/15/28	50,000	55,427
Plains Exploration & Production Co. LP Series B, 8.75% 7/1/12	225,000	246,938
Range Resources Corp. 7.375% 7/15/13	135,000	135,000
Teekay Shipping Corp. 8.875% 7/15/11	505,000	573,175
The Coastal Corp.:
6.375% 2/1/09	65,000	58,013
6.5% 5/15/06	147,000	140,753
6.5% 6/1/08	315,000	286,256
7.5% 8/15/06	530,000	514,763
7.75% 6/15/10	230,000	217,063
9.625% 5/15/12	55,000	54,450
Vintage Petroleum, Inc. 8.25% 5/1/12	90,000	97,650
		2,891,553
TOTAL ENERGY		3,387,065
FINANCIALS - 2.1%
Capital Markets - 0.1%
Amvescap PLC 5.9% 1/15/07	25,000	27,017
Credit Suisse First Boston (USA), Inc. 6.5% 1/15/12	20,000	22,260
Equinox Holdings Ltd. 9% 12/15/09 (f)	30,000	30,900
Goldman Sachs Group, Inc. 6.6% 1/15/12	125,000	139,691
J.P. Morgan Chase & Co. 5.35% 3/1/07	30,000	32,109
Merrill Lynch & Co., Inc. 4% 11/15/07	100,000	102,425
Morgan Stanley:
5.3% 3/1/13	25,000	25,538
6.6% 4/1/12	40,000	44,674
		424,614
Commercial Banks - 0.1%
Bank of America Corp. 6.25% 4/15/12	70,000	77,166
Bank One NA, Chicago 3.7% 1/15/08	50,000	50,587
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Chase Manhattan Corp. New 6.375% 4/1/08	$ 20,000	$ 22,039
Fleet Financial Group, Inc. 7.125% 4/15/06	40,000	44,078
		193,870
Consumer Finance - 0.1%
American General Finance Corp. 5.875% 7/14/06	95,000	102,517
Capital One Bank 4.875% 5/15/08	50,000	51,458
Ford Motor Credit Co.:
7.375% 10/28/09	5,000	5,491
7.375% 2/1/11	100,000	108,994
Household Finance Corp.:
6.375% 10/15/11	15,000	16,518
6.375% 11/27/12	50,000	54,853
7% 5/15/12	5,000	5,702
Household International, Inc. 8.875% 2/15/08	25,000	28,094
MBNA America Bank NA 6.625% 6/15/12	30,000	33,084
MBNA Corp. 7.5% 3/15/12	45,000	52,282
		458,993
Diversified Financial Services - 1.6%
Ahold Finance USA, Inc. 8.25% 7/15/10	290,000	309,938
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	170,000	153,850
6.977% 11/23/22	16,088	14,560
7.377% 5/23/19	158,576	112,589
7.379% 5/23/16	37,296	26,480
7.8% 4/1/08	70,000	64,750
8.608% 10/1/12	120,000	109,800
10.18% 1/2/13	65,000	50,700
Arch Western Finance LLC 6.75% 7/1/13 (f)	165,000	168,300
ASIF Global Financing XVIII 3.85% 11/26/07 (f)	5,000	5,082
Continental Airlines, Inc. pass thru trust certificates:
6.795% 8/2/18	174,423	148,259
6.9% 1/2/17	152,150	126,285
7.373% 12/15/15	179,488	154,360
7.568% 12/1/06	60,000	49,800
7.73% 9/15/12	25,742	21,623
8.312% 10/2/12	131,338	112,951
8.388% 5/1/22	44,174	36,443
Couche Tard U.S. LP /Couche Tard Financing Corp. 7.5% 12/15/13 (f)	80,000	84,400
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	30,000	27,600

	Principal Amount	Value (Note 1)
7.57% 11/18/10	$ 20,000	$ 20,719
7.711% 9/18/11	15,000	12,975
7.779% 11/18/05	70,000	65,100
7.779% 1/2/12	106,019	90,646
7.92% 5/18/12	275,000	248,993
10.06% 1/2/16	80,000	63,200
Deutsche Telekom International Finance BV:
5.25% 7/22/13	20,000	20,204
8.75% 6/15/30	75,000	95,807
Dex Media West LLC/Dex Media West Finance Co.:
8.5% 8/15/10 (f)	60,000	66,900
9.875% 8/15/13 (f)	70,000	80,850
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	154,000	173,250
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	30,000	32,325
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (f)	30,000	30,300
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11 (f)	170,000	189,975
Huntsman Advanced Materials LLC:
10% 7/15/08 (f)(j)	100,000	103,000
11% 7/15/10 (f)	80,000	87,800
Kraton Polymers LLC/Kraton Polymers Capital Corp. 8.125% 1/15/14 (f)	30,000	31,350
Level 3 Financing, Inc. 10.75% 10/15/11 (f)	130,000	137,800
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11 (f)	50,000	51,500
Nexstar Finance, Inc. 7% 1/15/14 (f)	60,000	60,300
NiSource Finance Corp. 7.875% 11/15/10	80,000	95,151
Northwest Airlines, Inc. pass thru trust certificates:
7.248% 7/2/14	128,622	92,607
7.626% 4/1/10	34,526	29,347
7.691% 4/1/17	18,345	15,226
7.95% 9/1/16	18,386	15,628
8.304% 9/1/10	102,729	88,347
Pemex Project Funding Master Trust:
6.125% 8/15/08	50,000	52,500
7.875% 2/1/09 (j)	100,000	112,900
Petronas Capital Ltd. 7% 5/22/12 (f)	55,000	62,652
Power Contract Financing LLC 6.256% 2/1/10 (f)	160,000	164,800
Rabobank Capital Funding Trust II 5.26% 12/31/49 (f)(j)	100,000	100,138
Sensus Metering Systems, Inc. 8.625% 12/15/13 (f)	40,000	41,000
Sheridan Group, Inc. 10.25% 8/15/11 (f)	70,000	74,200
Ship Finance International Ltd. 8.5% 12/15/13 (f)	590,000	590,000
Sprint Capital Corp. 6.875% 11/15/28	75,000	73,187
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Suburban Propane Partners LP/Suburban Energy Finance Corp. 6.875% 12/15/13 (f)	$ 40,000	$ 40,400
Telecom Italia Capital 5.25% 11/15/13 (f)	50,000	50,100
Tom Brown, Inc./Tom Brown Resources Funding Corp. 7.25% 9/15/13	30,000	31,650
U.S. Airways pass thru trust certificates 6.85% 7/30/19	57,067	53,785
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (f)	300,000	350,250
Verizon Global Funding Corp. 7.25% 12/1/10	30,000	34,542
		5,609,174
Insurance - 0.0%
Principal Life Global Funding I 6.25% 2/15/12 (f)	25,000	27,230
Real Estate - 0.2%
Boston Properties, Inc. 6.25% 1/15/13	30,000	32,191
CenterPoint Properties Trust 6.75% 4/1/05	100,000	105,130
Duke Realty LP 6.875% 3/15/05	100,000	105,888
EOP Operating LP 7.75% 11/15/07	50,000	57,318
Regency Centers LP 6.75% 1/15/12	45,000	49,585
Senior Housing Properties Trust 8.625% 1/15/12	245,000	267,050
		617,162
Thrifts & Mortgage Finance - 0.0%
Countrywide Home Loans, Inc. 5.5% 8/1/06	80,000	85,453
Washington Mutual, Inc.:
4.375% 1/15/08	20,000	20,561
5.625% 1/15/07	50,000	53,888
		159,902
TOTAL FINANCIALS		7,490,945
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.0%
Kinetic Concepts, Inc. 7.375% 5/15/13 (f)	90,000	94,050
Health Care Providers & Services - 0.4%
AmeriPath, Inc. 10.5% 4/1/13	255,000	275,400
Fountain View, Inc. 9.25% 8/19/08 (e)	419,253	415,060
Genesis HealthCare Corp. 8% 10/15/13 (f)	30,000	31,200
Mariner Health Care, Inc. 8.25% 12/15/13 (f)	70,000	70,875
National Nephrology Associates, Inc. 9% 11/1/11 (f)	40,000	41,800

	Principal Amount	Value (Note 1)
Psychiatric Solutions, Inc. 10.625% 6/15/13	$ 115,000	$ 129,375
Tenet Healthcare Corp.:
5.375% 11/15/06	35,000	34,169
6.375% 12/1/11	40,000	38,200
Triad Hospitals, Inc. 8.75% 5/1/09	205,000	221,913
		1,257,992
TOTAL HEALTH CARE		1,352,042
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.2%
BE Aerospace, Inc.:
8% 3/1/08	70,000	64,750
8.5% 10/1/10 (f)	20,000	21,400
8.875% 5/1/11	140,000	129,500
9.5% 11/1/08	160,000	156,800
Raytheon Co. 6.75% 8/15/07	50,000	55,396
Transdigm, Inc. 8.375% 7/15/11	60,000	63,900
Vought Aircraft Industries, Inc. 8% 7/15/11 (f)	90,000	92,250
		583,996
Airlines - 0.1%
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	47,704	42,456
7.9% 12/15/09	30,000	24,600
8.3% 12/15/29	190,000	124,450
NWA Trust 10.23% 6/21/14	58,338	52,505
		244,011
Building Products - 0.0%
Jacuzzi Brands, Inc. 9.625% 7/1/10 (f)	70,000	77,000
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc. 7.625% 1/1/06	185,000	194,713
American Color Graphics, Inc. 10% 6/15/10	160,000	162,800
Great Lakes Dredge & Dock Corp. 7.75% 12/15/13 (f)	50,000	51,500
		409,013
Electrical Equipment - 0.0%
General Cable Corp. 9.5% 11/15/10 (f)	40,000	43,200
Industrial Conglomerates - 0.1%
Koppers, Inc. 9.875% 10/15/13 (f)	40,000	44,100
Tyco International Group SA yankee:
6.375% 10/15/11	35,000	37,406
6.75% 2/15/11	100,000	109,250
		190,756
Machinery - 0.1%
AGCO Corp. 9.5% 5/1/08	60,000	65,550
Cummins, Inc. 9.5% 12/1/10 (f)	80,000	92,000
Dresser, Inc. 9.375% 4/15/11	30,000	32,625
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	$ 55,000	$ 58,850
Terex Corp. 7.375% 1/15/14 (f)	180,000	181,800
		430,825
Marine - 0.0%
OMI Corp. 7.625% 12/1/13 (f)	50,000	50,250
Road & Rail - 0.2%
Kansas City Southern Railway Co.:
7.5% 6/15/09	290,000	297,250
9.5% 10/1/08	40,000	43,400
TFM SA de CV yankee 11.75% 6/15/09	360,000	368,100
		708,750
TOTAL INDUSTRIALS		2,737,801
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.1%
L-3 Communications Corp. 6.125% 1/15/14 (f)	100,000	101,000
Marconi Corp. PLC 8% 4/30/08 (f)	100,000	102,000
Motorola, Inc. 6.5% 11/15/28	25,000	24,748
Nortel Networks Corp. 6.125% 2/15/06	145,000	146,450
		374,198
IT Services - 0.2%
Dex Media, Inc.:
0% 11/15/13 (d)(f)	125,000	87,500
8% 11/15/13 (f)	220,000	231,000
Iron Mountain, Inc. 6.625% 1/1/16	360,000	351,000
		669,500
Office Electronics - 0.2%
Xerox Corp.:
7.125% 6/15/10	515,000	547,188
7.625% 6/15/13	180,000	192,600
		739,788
Semiconductors & Semiconductor Equipment - 0.2%
AMI Semiconductor, Inc. 10.75% 2/1/13	52,000	61,880
Amkor Technology, Inc.:
7.75% 5/15/13	60,000	64,500
9.25% 2/15/08	20,000	22,750
10.5% 5/1/09	10,000	10,725
ON Semiconductor Corp./Semiconductor Components Industries LLC 12% 3/15/10	130,000	154,050
Semiconductor Note Partners Trust 0% 8/4/11 (f)	40,000	43,000
Viasystems, Inc. 10.5% 1/15/11 (f)	165,000	176,550
		533,455
TOTAL INFORMATION TECHNOLOGY		2,316,941

	Principal Amount	Value (Note 1)
MATERIALS - 1.3%
Chemicals - 0.5%
Avecia Group PLC 11% 7/1/09	$ 340,000	$ 311,100
Berry Plastics Corp. 10.75% 7/15/12 (f)	90,000	103,500
Compass Minerals Group, Inc. 10% 8/15/11	250,000	280,000
Equistar Chemicals LP/Equistar Funding Corp.:
10.625% 5/1/11 (f)	140,000	154,000
10.625% 5/1/11	55,000	60,088
Geon Co. 6.875% 12/15/05	25,000	24,125
Lyondell Chemical Co.:
9.625% 5/1/07	45,000	47,475
9.875% 5/1/07	135,000	141,750
11.125% 7/15/12	10,000	10,900
Nalco Co. 7.75% 11/15/11 (f)	70,000	74,375
PolyOne Corp.:
8.875% 5/1/12	120,000	109,800
10.625% 5/15/10	70,000	70,000
Resolution Performance Products LLC 8% 12/15/09 (f)	90,000	92,700
The Scotts Co. 6.625% 11/15/13 (f)	70,000	71,400
		1,551,213
Containers & Packaging - 0.4%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11	60,000	48,900
Blue Ridge Paper Products, Inc. 9.5% 12/15/08 (f)	80,000	80,800
BWAY Corp. 10% 10/15/10	80,000	87,000
Crown Cork & Seal, Inc.:
7.375% 12/15/26	15,000	13,500
8% 4/15/23	70,000	65,100
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	435,000	474,150
Owens-Illinois, Inc.:
7.15% 5/15/05	170,000	175,100
7.5% 5/15/10	70,000	71,575
7.8% 5/15/18	30,000	29,250
8.1% 5/15/07	150,000	158,250
Sealed Air Corp.:
5.625% 7/15/13 (f)	5,000	5,116
6.875% 7/15/33 (f)	15,000	15,877
Sweetheart Cup Co., Inc. 9.5% 1/15/07 (f)	50,000	51,000
Tekni-Plex, Inc. 8.75% 11/15/13 (f)	170,000	177,013
		1,452,631
Metals & Mining - 0.1%
Compass Minerals International, Inc. 0% 12/15/12 (d)	245,000	193,550
Falconbridge Ltd. yankee 7.35% 6/5/12	25,000	28,237
Massey Energy Co. 6.625% 11/15/10 (f)	70,000	71,575
Steel Dynamics, Inc. 9.5% 3/15/09	35,000	38,500
		331,862
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - 0.3%
Buckeye Technologies, Inc. 8.5% 10/1/13	$ 65,000	$ 68,900
Georgia-Pacific Corp.:
8% 1/15/24 (f)	120,000	122,400
9.5% 12/1/11	275,000	319,000
International Paper Co.:
4.25% 1/15/09	5,000	5,020
5.5% 1/15/14	20,000	20,057
Millar Western Forest Products Ltd. 7.75% 11/15/13 (f)	40,000	41,500
Norske Skog Canada Ltd. 8.625% 6/15/11	140,000	145,600
Stone Container Corp.:
8.375% 7/1/12	170,000	185,300
9.75% 2/1/11	205,000	225,500
Weyerhaeuser Co. 6.75% 3/15/12	25,000	27,274
		1,160,551
TOTAL MATERIALS		4,496,257
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.6%
ACC Escrow Corp. 10% 8/1/11 (f)	100,000	110,500
AT&T Corp. 8.75% 11/15/31	35,000	40,900
Cincinnati Bell, Inc. 8.375% 1/15/14 (f)	60,000	63,750
France Telecom SA:
9% 3/1/11	25,000	30,027
9.75% 3/1/31	50,000	66,434
MCI Communications Corp.:
7.125% 6/15/27 (c)	55,000	44,344
7.75% 3/15/24 (c)	10,000	8,100
7.75% 3/23/25 (c)	15,000	12,113
8.25% 1/20/23 (c)	35,000	28,175
Qwest Corp. 9.125% 3/15/12 (e)(f)	140,000	160,650
Qwest Services Corp. 13.5% 12/15/10 (f)	800,000	968,000
SBC Communications, Inc. 6.25% 3/15/11	35,000	38,313
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	55,000	59,612
Telefonica Europe BV 7.75% 9/15/10	50,000	59,362
Telewest Communications PLC yankee 11.25% 11/1/08 (c)	260,000	163,150
TELUS Corp. yankee 8% 6/1/11	100,000	116,929
Triton PCS, Inc.:
8.75% 11/15/11	85,000	83,088
9.375% 2/1/11	15,000	15,075
Verizon New York, Inc. 6.875% 4/1/12	50,000	55,325
		2,123,847

	Principal Amount	Value (Note 1)
Wireless Telecommunication Services - 0.8%
American Tower Corp. 9.375% 2/1/09	$ 245,000	$ 259,700
AT&T Wireless Services, Inc. 8.75% 3/1/31	60,000	74,030
Crown Castle International Corp.:
7.5% 12/1/13 (f)	110,000	111,100
7.5% 12/1/13 (f)	120,000	121,200
9.5% 8/1/11	35,000	38,150
10.75% 8/1/11	110,000	124,300
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	190,000	218,975
Dobson Communications Corp. 8.875% 10/1/13	120,000	122,400
Millicom International Cellular SA 10% 12/1/13 (f)	120,000	126,000
Nextel Communications, Inc.:
7.375% 8/1/15	850,000	909,500
9.375% 11/15/09	30,000	32,700
9.5% 2/1/11	65,000	73,775
Nextel Partners, Inc. 8.125% 7/1/11	230,000	243,800
Rogers Wireless, Inc. 9.625% 5/1/11	230,000	273,700
Western Wireless Corp. 9.25% 7/15/13	140,000	148,400
		2,877,730
TOTAL TELECOMMUNICATION SERVICES		5,001,577
UTILITIES - 1.9%
Electric Utilities - 0.7%
Allegheny Energy Supply Co. LLC 8.75% 4/15/12 (f)	100,000	95,000
CMS Energy Corp.:
7.5% 1/15/09	160,000	165,200
7.625% 11/15/04	260,000	267,800
7.75% 8/1/10 (f)	265,000	278,581
8.5% 4/15/11	40,000	42,950
8.9% 7/15/08	60,000	65,025
9.875% 10/15/07	275,000	304,906
Dominion Resources, Inc. 6.25% 6/30/12	35,000	37,962
DTE Energy Co. 7.05% 6/1/11	15,000	16,820
Duke Capital Corp. 6.75% 2/15/32	55,000	55,541
FirstEnergy Corp. 6.45% 11/15/11	20,000	20,729
Illinois Power Co.:
7.5% 6/15/09	65,000	71,500
11.5% 12/15/10	200,000	242,000
Nevada Power Co.:
6.2% 4/15/04	25,000	25,156
10.875% 10/15/09	50,000	57,250
Pacific Gas & Electric Co.:
7.05% 3/1/24	55,000	55,275
10.375% 11/1/05 (f)(j)	430,000	434,300
PG&E Corp. 6.875% 7/15/08 (f)	80,000	86,600
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Public Service Co. of Colorado 7.875% 10/1/12	$ 25,000	$ 30,342
Southern California Edison Co. 7.625% 1/15/10	120,000	139,068
		2,492,005
Gas Utilities - 0.4%
ANR Pipeline, Inc. 8.875% 3/15/10	70,000	78,663
Consolidated Natural Gas Co. 6.85% 4/15/11	25,000	28,419
Dynegy Holdings, Inc.:
9.875% 7/15/10 (f)	120,000	135,600
10.125% 7/15/13 (f)	180,000	207,000
El Paso Energy Corp.:
6.95% 12/15/07	95,000	91,319
7.375% 12/15/12	35,000	32,156
Northwest Pipeline Corp.:
6.625% 12/1/07	80,000	80,800
8.125% 3/1/10	70,000	77,350
Sonat, Inc. 6.75% 10/1/07	35,000	32,900
Southern Natural Gas Co. 8.875% 3/15/10	90,000	101,138
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05	100,000	101,000
6.25% 1/15/08	215,000	220,913
Williams Holdings of Delaware, Inc. 6.25% 2/1/06	40,000	41,000
		1,228,258
Multi-Utilities & Unregulated Power - 0.8%
AES Corp.:
8.75% 5/15/13 (f)	340,000	379,950
8.875% 2/15/11	46,000	50,198
9.375% 9/15/10	161,000	178,710
9.5% 6/1/09	248,000	275,280
Calpine Corp.:
6.9% 7/15/07 (f)(j)	353,937	345,089
8.5% 7/15/10 (f)	30,000	29,100
El Paso Corp. 7.875% 6/15/12	290,000	274,050
NRG Energy, Inc. 8% 12/15/13 (f)	230,000	241,500
Reliant Resources, Inc. 9.25% 7/15/10 (f)	145,000	151,888
Western Resources, Inc.:
7.125% 8/1/09	50,000	53,938
9.75% 5/1/07	180,000	204,300
Williams Companies, Inc.:
6.5% 8/1/06	140,000	144,900
6.75% 1/15/06	180,000	185,400
7.125% 9/1/11	185,000	195,638

	Principal Amount	Value (Note 1)
7.5% 1/15/31	$ 10,000	$ 10,125
7.625% 7/15/19	180,000	189,000
		2,909,066
TOTAL UTILITIES		6,629,329
TOTAL NONCONVERTIBLE BONDS		47,177,746
TOTAL CORPORATE BONDS (Cost $44,696,383)		49,305,651
U.S. Government and Government Agency Obligations - 2.5%

U.S. Government Agency Obligations - 0.3%
Fannie Mae:
5.5% 3/15/11	35,000	37,744
6.25% 2/1/11	130,000	143,709
Federal Home Loan Bank:
3.625% 11/14/08	390,000	392,241
5.8% 9/2/08	35,000	38,543
Freddie Mac:
3.625% 9/15/08	36,000	36,238
4% 6/12/13	87,000	81,209
5.875% 3/21/11	170,000	184,267
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		913,951
U.S. Treasury Inflation Protected Obligations - 0.0%
U.S. Treasury Inflation-Indexed Notes 1.875% 7/15/13	201,462	200,014
U.S. Treasury Obligations - 2.2%
U.S. Treasury Bills, yield at date of purchase 0.87% to 0.93% 2/19/04 to 3/11/04 (i)	1,030,000	1,028,508
U.S. Treasury Bonds:
6.25% 5/15/30	585,000	675,081
6.625% 2/15/27	50,000	59,721
8% 11/15/21	289,000	390,308
U.S. Treasury Notes:
1.875% 11/30/05	1,295,000	1,297,428
4.875% 2/15/12	3,625,000	3,839,100
6.5% 2/15/10	365,000	424,141
TOTAL U.S. TREASURY OBLIGATIONS		7,714,287
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $8,711,548)		8,828,252
U.S. Government Agency - Mortgage Securities - 2.2%

Fannie Mae - 1.9%
4.5% 10/1/33	249,638	239,003
5% 7/1/18	915,586	935,010
5.5% 1/1/34 (g)	1,331,356	1,348,414
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
6% 4/1/13 to 4/1/33	$ 740,049	$ 776,598
6.5% 11/1/09 to 4/1/33	1,752,215	1,840,918
6.5% 1/1/19 (g)(h)	178,981	189,720
6.5% 1/1/19 (g)	500,000	530,000
6.5% 1/1/34 (g)	211,220	220,857
6.5% 1/1/34 (g)	250,000	261,406
7.5% 5/1/24 to 2/1/28	61,544	65,997
TOTAL FANNIE MAE		6,407,923
Freddie Mac - 0.1%
5% 1/1/34 (g)	400,000	395,000
7.5% 8/1/28	14,354	15,468
TOTAL FREDDIE MAC		410,468
Government National Mortgage Association - 0.2%
6.5% 8/15/27	149,568	158,173
7% 7/15/28 to 7/15/32	262,115	279,619
7.5% 1/15/26 to 8/15/28	161,746	173,757
8.5% 11/15/30	54,597	59,374
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		670,923
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,358,932)		7,489,314
Asset-Backed Securities - 0.1%

Capital One Multi-Asset Execution Trust Series 2003-B4 Class B4, 1.9625% 7/15/11 (j)	25,000	25,012
Citibank Credit Card Issuance Trust Series 2002-C1 Class C1, 2.16% 2/9/09 (j)	50,000	50,586
Discover Card Master Trust I Series 2003-4 Class B1, 1.47% 5/16/11 (j)	30,000	30,000
Ford Credit Auto Owner Trust Series 2001-B Class B, 5.71% 9/15/05	35,000	35,671
Household Private Label Credit Card Master Note Trust I Series 2002-1 Class A, 5.5% 1/18/11	125,000	134,353
TOTAL ASSET-BACKED SECURITIES (Cost $265,364)		275,622
Collateralized Mortgage Obligations - 0.1%
	Principal Amount	Value (Note 1)
U.S. Government Agency - 0.1%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	$ 100,000	$ 106,069
Series 1999-57 Class PH, 6.5% 12/25/29	100,000	105,436
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $182,430)		211,505
Commercial Mortgage Securities - 0.4%

Asset Securitization Corp. sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	49,423	52,973
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	75,390	81,484
Class B, 7.48% 2/1/08	80,000	88,995
CS First Boston Mortgage Securities Corp. Series 1998-C1 Class D, 7.17% 5/17/40	15,000	15,915
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	140,000	145,600
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 7.9822% 4/29/39 (f)(j)	320,000	259,600
FMAC Loan Receivables Trust weighted average coupon Series 1997-A Class E, 0% 4/15/19 (c)(f)(j)	250,000	0
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1905% 4/13/31 (j)	45,000	45,773
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (f)	100,000	92,574
LTC Commercial Mortgage pass thru certificates:
sequential pay Series 1998-1 Class A, 6.029% 5/28/30 (f)	53,933	54,202
Series 1996-1 Class E, 9.16% 4/15/28	500,000	374,239
Thirteen Affiliates of General Growth Properties, Inc. Series 1:
Class D2, 6.992% 11/15/07 (f)	140,000	154,148
Class E2, 7.224% 11/15/07 (f)	100,000	109,099
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,790,022)		1,474,602
Municipal Securities - 0.0%
	Principal Amount	Value (Note 1)
Illinois Gen. Oblig. 5.1% 6/1/33	$ 40,000	$ 36,779
Oregon Gen. Oblig. 5.892% 6/1/27	10,000	10,406
TOTAL MUNICIPAL SECURITIES (Cost $50,000)		47,185
Foreign Government and Government Agency Obligations - 0.0%

Chilean Republic:
6.875% 4/28/09	50,000	56,549
7.125% 1/11/12	40,000	45,750
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $90,136)		102,299
Floating Rate Loans - 0.4%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Olympus Cable Holdings LLC Tranche B term loan 6% 9/30/10 (j)	355,000	338,138
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Qwest Corp. Tranche A term loan 6.5% 6/30/07 (j)	400,000	419,500
UTILITIES - 0.2%
Multi-Utilities & Unregulated Power - 0.2%
AES Corp. term loan 5.2643% 4/30/08 (j)	600,000	604,500
TOTAL FLOATING RATE LOANS (Cost $1,290,103)		1,362,138
Fixed-Income Funds - 0.2%
	Shares
Fidelity Ultra-Short Central Fund (Cost $749,983)	7,536	750,360
Money Market Funds - 14.2%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.07% (b) (Cost $49,421,815)	49,421,815	$ 49,421,815
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $323,241,122)		349,496,782
NET OTHER ASSETS - (0.2)%		(825,651)
NET ASSETS - 100%		$ 348,671,131
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Contracts
59 S&P 500 Index Contracts	March 2004	$ 16,381,350	$ 396,421

The face value of futures purchased as a percentage of net assets - 4.7%
Swap Agreements
		Notional Amount
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.098% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2007	$ 275,000	2,597
Receive quarterly a fixed rate equal to 3.1422% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2007	235,000	2,631
		510,000	5,228
Swap Agreements - continued
	Expiration Date	Notional Amount	Unrealized Appreciation/(Depreciation)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 65 basis points with Lehman Brothers, Inc.	Oct. 2004	$ 75,000	$ 8
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 70 basis points with Lehman Brothers, Inc.	Feb. 2004	75,000	866
Receive quarterly a return equal to Banc of America LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 75 basis points with Bank of America	May 2004	75,000	135
Receive quarterly a return equal to Banc of America LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	April 2004	100,000	1,700
		325,000	2,709
		$ 835,000	$ 7,937
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,143,248 or 3.8% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) A portion of the security is subject to a forward commitment to sell.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,028,508.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,754 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fountain View, Inc.	8/19/03	$ 2
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	4.5%
AAA,AA,A	0.5%
BBB	0.7%
BB	3.6%
B	7.5%
CCC,CC,C	2.5%
Not Rated	0.3%
Equities	70.7%
Short-Term Investments and Net Other Assets	9.7%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $1,362,138 or 0.4% of net assets.

Purchases and sales of securities, other than short-term securities, aggregated $181,940,865 and $218,757,788, respectively, of which long-term U.S. government and government agency obligations aggregated $38,857,498 and $36,398,269, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10,870 for the period.
Income Tax Information

At December 31, 2003, the fund had a capital loss carryforward of approximately $74,491,000 of which $54,731,000, $11,142,000 and $8,618,000 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2003

Assets
Investment in securities, at value (cost $323,241,122) - See accompanying schedule		$ 349,496,782
Commitment to sell securities on a delayed delivery basis	(20,242)
Receivable for securities sold on a delayed delivery basis	20,251	9
Receivable for investments sold, regular delivery		1,305,827
Cash		15,492
Receivable for fund shares sold		25,271
Dividends receivable		339,222
Interest receivable		1,206,002
Receivable for daily variation on futures contracts		42,775
Unrealized gain on swap agreements		7,937
Prepaid expenses		1,930
Other receivables		6,954
Total assets		352,448,201

Liabilities
Payable for investments purchased Regular delivery	$ 308,727
Delayed delivery	2,943,803
Payable for fund shares redeemed	279,214
Accrued management fee	164,432
Distribution fees payable	1,881
Other affiliated payables	29,847
Other payables and accrued expenses	49,166
Total liabilities		3,777,070
Net Assets		$ 348,671,131
Net Assets consist of:
Paid in capital		$ 391,790,132
Undistributed net investment income		8,517,550
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(78,296,602)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		26,660,051
Net Assets		$ 348,671,131
Initial Class: Net Asset Value, offering price and redemption price per share ($335,285,308 ÷ 27,185,861 shares)		$ 12.33
Service Class: Net Asset Value, offering price and redemption price per share ($6,691,678 ÷ 546,053 shares)		$ 12.25
Service Class 2: Net Asset Value, offering price and redemption price per share ($6,694,145 ÷ 549,033 shares)		$ 12.19

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2003

Investment Income
Dividends		$ 3,710,949
Interest		5,823,595
Security lending		1,253
Total income		9,535,797

Expenses
Management fee	$ 1,816,560
Transfer agent fees	225,944
Distribution fees	19,249
Accounting and security lending fees	119,820
Non-interested trustees' compensation	1,538
Custodian fees and expenses	27,103
Audit	54,304
Legal	1,810
Miscellaneous	36,234
Total expenses before reductions	2,302,562
Expense reductions	(32,780)	2,269,782
Net investment income (loss)		7,266,015
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(9,572,550)
Foreign currency transactions	(3)
Futures contracts	2,629,684
Swap agreements	(884)
Total net realized gain (loss)		(6,943,753)
Change in net unrealized appreciation (depreciation) on: Investment securities	65,043,723
Assets and liabilities in foreign currencies	(186)
Futures contracts	464,605
Swap agreements	7,937
Delayed delivery commitments	9
Total change in net unrealized appreciation (depreciation)		65,516,088
Net gain (loss)		58,572,335
Net increase (decrease) in net assets resulting from operations		$ 65,838,350

See accompanying notes which are an integral part of the financial statements.

Asset Manager: Growth Portfolio

Statement of Changes in Net Assets

	Year ended December 31, 2003	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,266,015	$ 9,879,530
Net realized gain (loss)	(6,943,753)	(13,307,507)
Change in net unrealized appreciation (depreciation)	65,516,088	(59,841,478)
Net increase (decrease) in net assets resulting from operations	65,838,350	(63,269,455)
Distributions to shareholders from net investment income	(8,995,679)	(10,416,607)
Share transactions - net increase (decrease)	(2,618,363)	(45,895,376)
Total increase (decrease) in net assets	54,224,308	(119,581,438)

Net Assets
Beginning of period	294,446,823	414,028,261
End of period (including undistributed net investment income of $8,517,550 and undistributed net investment income of $11,827,058, respectively)	$ 348,671,131	$ 294,446,823
Other Information:
Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	2,762,140	14,055	234,611
Reinvested	904,884	18,903	12,490
Redeemed	(4,008,936)	(81,582)	(93,999)
Net increase (decrease)	(341,912)	(48,624)	153,102
Dollars Sold	$ 30,831,473	$ 157,481	$ 2,571,962
Reinvested	8,695,938	180,711	119,030
Redeemed	(43,277,864)	(881,741)	(1,015,353)
Net increase (decrease)	$ (3,750,453)	$ (543,549)	$ 1,675,639

Share Transactions	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
Shares Sold	2,002,299	59,590	86,311
Reinvested	852,581	19,176	10,444
Redeemed	(7,128,518)	(249,039)	(120,333)
Net increase (decrease)	(4,273,638)	(170,273)	(23,578)
Dollars Sold	$ 22,203,801	$ 701,545	$ 952,932
Reinvested	10,068,980	225,322	122,305
Redeemed	(76,233,884)	(2,697,681)	(1,238,696)
Net increase (decrease)	$ (43,961,103)	$ (1,770,814)	$ (163,459)

Distributions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 8,695,938	$ 180,711	$ 119,030
From net realized gain	-	-	-
Total	$ 8,695,938	$ 180,711	$ 119,030
	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
From net investment income	$ 10,068,980	$ 225,322	$ 122,305
From net realized gain	-	-	-
Total	$ 10,068,980	$ 225,322	$ 122,305

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.33	$ 12.56	$ 14.41	$ 18.38	$ 17.03
Income from Investment Operations
Net investment income (loss) C	.26	.32	.32	.42	.40
Net realized and unrealized gain (loss)	2.06	(2.23)	(1.31)	(2.52)	2.04
Total from investment operations	2.32	(1.91)	(.99)	(2.10)	2.44
Distributions from net investment income	(.32)	(.32)	(.39)	(.37)	(.41)
Distributions from net realized gain	-	-	(.47)	(1.50)	(.68)
Total distributions	(.32)	(.32)	(.86)	(1.87)	(1.09)
Net asset value, end of period	$ 12.33	$ 10.33	$ 12.56	$ 14.41	$ 18.38
Total Return A, B	23.34%	(15.53)%	(7.39)%	(12.47)%	15.26%
Ratios to Average Net Assets D
Expenses before expense reductions	.73%	.73%	.73%	.69%	.71%
Expenses net of voluntary waivers, if any	.73%	.73%	.73%	.69%	.71%
Expenses net of all reductions	.72%	.69%	.72%	.68%	.70%
Net investment income (loss)	2.33%	2.88%	2.55%	2.61%	2.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 335,285	$ 284,298	$ 399,273	$ 482,165	$ 580,555
Portfolio turnover rate	65%	149%	111%	147%	92%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 12.47	$ 14.32	$ 18.28	$ 16.96
Income from Investment Operations
Net investment income (loss) C	.24	.30	.31	.40	.38
Net realized and unrealized gain (loss)	2.05	(2.20)	(1.32)	(2.50)	2.03
Total from investment operations	2.29	(1.90)	(1.01)	(2.10)	2.41
Distributions from net investment income	(.31)	(.30)	(.37)	(.36)	(.41)
Distributions from net realized gain	-	-	(.47)	(1.50)	(.68)
Total distributions	(.31)	(.30)	(.84)	(1.86)	(1.09)
Net asset value, end of period	$ 12.25	$ 10.27	$ 12.47	$ 14.32	$ 18.28
Total Return A, B	23.15%	(15.54)%	(7.57)%	(12.54)%	15.13%
Ratios to Average Net Assets D
Expenses before expense reductions	.85%	.84%	.83%	.80%	.82%
Expenses net of voluntary waivers, if any	.85%	.84%	.83%	.80%	.82%
Expenses net of all reductions	.84%	.80%	.82%	.79%	.81%
Net investment income (loss)	2.21%	2.77%	2.44%	2.50%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,692	$ 6,105	$ 9,542	$ 12,449	$ 10,825
Portfolio turnover rate	65%	149%	111%	147%	92%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 12.43	$ 14.30	$ 17.78
Income from Investment Operations
Net investment income (loss) E	.22	.28	.28	.34
Net realized and unrealized gain (loss)	2.05	(2.21)	(1.30)	(1.96)
Total from investment operations	2.27	(1.93)	(1.02)	(1.62)
Distributions from net investment income	(.29)	(.29)	(.38)	(.36)
Distributions from net realized gain	-	-	(.47)	(1.50)
Total distributions	(.29)	(.29)	(.85)	(1.86)
Net asset value, end of period	$ 12.19	$ 10.21	$ 12.43	$ 14.30
Total Return B, C, D	23.03%	(15.83)%	(7.66)%	(10.21)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.05%	1.03%	1.00%	.97% A
Expenses net of voluntary waivers, if any	1.05%	1.03%	1.00%	.97% A
Expenses net of all reductions	1.04%	.99%	.99%	.95% A
Net investment income (loss)	2.01%	2.58%	2.28%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,694	$ 4,044	$ 5,213	$ 3,091
Portfolio turnover rate	65%	149%	111%	147%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Asset Manager: Growth Portfolio

Fidelity Variable Insurance Products: Balanced Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2003	Past 1 year	Past 5 years	Life of fund A
Fidelity ® VIP: Balanced - Initial Class	17.72%	1.14%	7.43%
Fidelity VIP: Balanced - Service Class B	17.53%	1.03%	7.33%
Fidelity VIP: Balanced - Service Class 2 C	17.41%	0.91%	7.26%

A From January 3, 1995.

B The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

C The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee). Returns from November 3, 1997 through January 12, 2000 are those of Service Class which reflects a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class, and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Balanced Portfolio - Initial Class on January 3, 1995, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index did over the same period.

Annual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Management's Discussion of Fund Performance

Comments from Louis Salemy, Lead Portfolio Manager of Fidelity® Variable Insurance Products: Balanced Portfolio

Equity markets snapped a three-year losing streak in 2003, rebounding amid historically low interest rates, improved corporate profits and a resurgent economy. Investors were encouraged by solid gross domestic product (GDP) growth in the first two quarters of 2003, and what seemed to be a quick end to the Iraqi conflict. Federal tax cuts and a boom in mortgage refinancing further boosted the markets, as did an astonishing 8.2% surge in third-quarter GDP growth. As a result of 2003's economic upturn, stocks soared: The Standard & Poor's 500SM Index gained 28.69%, the Dow Jones Industrial AverageSM rose 28.14% and the NASDAQ Composite® Index advanced 50.77%. Meanwhile, despite modestly higher interest rates, investment-grade bonds were up 4.10%, according to the Lehman Brothers® Aggregate Bond Index. Investors' renewed appetite for risk and higher yields helped all spread sectors outpace Treasuries, which returned only 2.24%. Corporates had a stellar year, particularly lower-quality issues, as the Lehman Brothers Credit Bond Index gained 7.70%. Increased volatility tempered mortgage securities, while heightened regulatory scrutiny curbed agency bond performance. Still, the Lehman Brothers Mortgage-Backed Securities and U.S. Agency indexes rose 3.07% and 2.59%, respectively.

During the past year, the fund modestly trailed both the Fidelity Balanced 60/40 Composite Index and the LipperSM Variable Annuity Balanced Funds Average, which returned 18.48% and 18.96%, respectively. The fund's equities contributed the most to absolute returns but were a drag on performance relative to its benchmarks. Our fixed-income investments, meanwhile, fared quite well on a relative basis. Specifically, we benefited from allocating part of the bond subportfolio to high-yield securities, which trounced investment-grade debt. Rebounding corporate bonds also helped our investment-grade holdings soundly beat the Lehman Brothers index. On the equity front, weak sector positioning more than offset good stock picking overall. Most of the shortfall versus the S&P 500® came in the second half of the period as I avoided surging technology stocks such as Intel. Overweighting weak telecommunication services stocks - most notably BellSouth - also hurt, as did retailers such as Kohl's. Conversely, I had some solid picks in the media group, led by large stakes in advertising giant Omnicom Group and satellite broadcaster EchoStar. Favoring market-sensitive financials such as Merrill Lynch also helped, as did underweighting the lagging large-cap drug stocks.

The views expressed in this statement reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Investment Summary

Top Five Stocks as of December 31, 2003
% of fund's net assets
Omnicom Group, Inc.	4.0
Gillette Co.	3.6
Morgan Stanley	3.3
BellSouth Corp.	3.3
Wells Fargo & Co.	2.9
17.1
Top Five Market Sectors as of December 31, 2003
% of fund's net assets
Financials	17.2
Consumer Discretionary	15.1
Consumer Staples	11.2
Telecommunication Services	6.6
Industrials	4.5
Asset Allocation as of December 31, 2003
% of fund's net assets*
Stocks	55.1%
Bonds	35.8%
Short-Term Investments and Net Other Assets	8.9%
Other Investments	0.2%
* Foreign investments	5.1%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable. The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed income central fund.

Annual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Investments December 31, 2003

Showing Percentage of Net Assets

Common Stocks - 55.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 12.3%
Hotels, Restaurants & Leisure - 0.4%
Carnival Corp. unit	21,100	$ 838,303
Starwood Hotels & Resorts Worldwide, Inc. unit	15,100	543,147
		1,381,450
Household Durables - 0.1%
Garmin Ltd.	3,800	207,024
Media - 9.7%
Comcast Corp. Class A (special) (a)	39,600	1,238,688
E.W. Scripps Co. Class A	55,400	5,215,356
EchoStar Communications Corp. Class A (a)	294,800	10,023,200
News Corp. Ltd. ADR	63,500	2,292,350
Omnicom Group, Inc.	158,600	13,850,527
Pegasus Communications Corp. Class A (a)	25,600	718,848
Tribune Co.	6,400	330,240
		33,669,209
Multiline Retail - 1.4%
Barneys, Inc. warrants 4/1/08 (a)	120	2,400
Dollar Tree Stores, Inc. (a)	32,200	967,932
Kohl's Corp. (a)	82,200	3,694,068
Nordstrom, Inc.	4,300	147,490
		4,811,890
Specialty Retail - 0.4%
Hollywood Entertainment Corp. (a)	114,200	1,570,250
Textiles Apparel & Luxury Goods - 0.3%
Liz Claiborne, Inc.	29,000	1,028,340
TOTAL CONSUMER DISCRETIONARY		42,668,163
CONSUMER STAPLES - 10.6%
Beverages - 0.8%
Anheuser-Busch Companies, Inc.	11,100	584,748
The Coca-Cola Co.	41,900	2,126,425
		2,711,173
Food & Staples Retailing - 3.3%
Costco Wholesale Corp. (a)	21,200	788,216
Sysco Corp.	27,500	1,023,825
Wal-Mart Stores, Inc.	132,900	7,050,345
Walgreen Co.	69,900	2,542,962
		11,405,348
Food Products - 0.6%
McCormick & Co., Inc. (non-vtg.)	62,400	1,878,240
Unilever PLC sponsored ADR	10,400	391,040
		2,269,280

	Shares	Value (Note 1)
Household Products - 1.6%
Colgate-Palmolive Co.	42,300	$ 2,117,115
Kimberly-Clark Corp.	55,800	3,297,222
		5,414,337
Personal Products - 3.6%
Gillette Co.	336,600	12,363,318
Tobacco - 0.7%
Altria Group, Inc.	45,950	2,500,599
TOTAL CONSUMER STAPLES		36,664,055
ENERGY - 2.7%
Oil & Gas - 2.7%
BP PLC sponsored ADR	63,600	3,138,660
Exxon Mobil Corp.	155,932	6,393,212
		9,531,872
FINANCIALS - 13.3%
Capital Markets - 7.1%
Goldman Sachs Group, Inc.	54,000	5,331,420
Merrill Lynch & Co., Inc.	134,800	7,906,020
Morgan Stanley	198,400	11,481,408
		24,718,848
Commercial Banks - 3.3%
Bank One Corp.	30,500	1,390,495
Wells Fargo & Co.	171,000	10,070,190
		11,460,685
Consumer Finance - 0.5%
American Express Co.	34,100	1,644,643
Insurance - 2.2%
Allstate Corp.	42,200	1,815,444
American International Group, Inc.	65,550	4,344,654
PartnerRe Ltd.	19,200	1,114,560
Travelers Property Casualty Corp. Class B	22,800	386,916
		7,661,574
Real Estate - 0.2%
Equity Office Properties Trust	28,000	802,200
TOTAL FINANCIALS		46,287,950
HEALTH CARE - 2.9%
Biotechnology - 0.5%
Amgen, Inc. (a)	29,400	1,816,920
Health Care Equipment & Supplies - 0.9%
Alcon, Inc.	20,800	1,259,232
Medtronic, Inc.	33,200	1,613,852
		2,873,084
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - 1.5%
Allergan, Inc.	16,500	$ 1,267,365
Pfizer, Inc.	113,600	4,013,488
		5,280,853
TOTAL HEALTH CARE		9,970,857
INDUSTRIALS - 3.8%
Aerospace & Defense - 1.1%
EADS NV	19,200	455,259
Lockheed Martin Corp.	19,500	1,002,300
Northrop Grumman Corp.	13,900	1,328,840
United Technologies Corp.	10,200	966,654
		3,753,053
Airlines - 0.8%
Continental Airlines, Inc. Class B (a)	97,900	1,592,833
MAIR Holdings, Inc. (a)	2,493	18,149
Northwest Airlines Corp. (a)	47,800	603,236
Southwest Airlines Co.	31,200	503,568
		2,717,786
Building Products - 0.1%
American Standard Companies, Inc. (a)	4,200	422,940
Commercial Services & Supplies - 0.3%
Avery Dennison Corp.	15,600	873,912
Industrial Conglomerates - 1.1%
General Electric Co.	122,600	3,798,148
Machinery - 0.0%
Illinois Tool Works, Inc.	2,100	176,211
Road & Rail - 0.4%
Union Pacific Corp.	19,900	1,382,652
TOTAL INDUSTRIALS		13,124,702
INFORMATION TECHNOLOGY - 3.7%
Communications Equipment - 1.2%
Cisco Systems, Inc. (a)	164,300	3,990,847
Nokia Corp. sponsored ADR	4,200	71,400
		4,062,247
Computers & Peripherals - 0.0%
Diebold, Inc.	300	16,161
Lexmark International, Inc. Class A (a)	2,400	188,736
		204,897
IT Services - 0.4%
Paychex, Inc.	39,600	1,473,120
Software - 2.1%
Microsoft Corp.	261,500	7,201,710
TOTAL INFORMATION TECHNOLOGY		12,941,974

	Shares	Value (Note 1)
MATERIALS - 0.1%
Chemicals - 0.1%
PPG Industries, Inc.	4,200	$ 268,884
Praxair, Inc.	800	30,560
		299,444
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 5.2%
BellSouth Corp.	403,900	11,430,370
SBC Communications, Inc.	113,970	2,971,198
Verizon Communications, Inc.	101,100	3,546,588
		17,948,156
Wireless Telecommunication Services - 0.0%
DigitalGlobe, Inc. (f)	163	163
TOTAL TELECOMMUNICATION SERVICES		17,948,319
UTILITIES - 0.5%
Electric Utilities - 0.5%
Entergy Corp.	32,900	1,879,577
FPL Group, Inc.	400	26,168
		1,905,745
TOTAL COMMON STOCKS (Cost $160,919,358)		191,343,081
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
CSC Holdings, Inc.:
(depositary shares) Series M, 11.125%	620	66,030
Series H, 11.75%	835	88,928
PRIMEDIA, Inc. Series D, 10.00%	80	7,760
		162,718
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $157,622)		162,718
Corporate Bonds - 13.2%
	Principal Amount
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. liquid yield option note 0% 8/1/20	$ 410,000	219,350
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Nextel Communications, Inc. 5.25% 1/15/10	150,000	152,250
TOTAL CONVERTIBLE BONDS		371,600
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - 13.1%
CONSUMER DISCRETIONARY - 2.8%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 7.2% 9/1/09	$ 150,000	$ 167,516
Dana Corp.:
6.25% 3/1/04	50,000	50,000
6.5% 3/1/09	30,000	31,200
9% 8/15/11	30,000	35,475
Keystone Automotive Operations, Inc. 9.75% 11/1/13 (f)	30,000	32,400
Navistar International Corp. 8% 2/1/08	35,000	35,875
Stoneridge, Inc. 11.5% 5/1/12	15,000	17,625
United Components, Inc. 9.375% 6/15/13	30,000	32,700
		402,791
Automobiles - 0.4%
Case New Holland, Inc. 9.25% 8/1/11 (f)	110,000	123,200
General Motors Corp.:
7.2% 1/15/11	500,000	549,743
8.25% 7/15/23	350,000	397,393
8.375% 7/15/33	120,000	139,298
		1,209,634
Hotels, Restaurants & Leisure - 0.5%
Bally Total Fitness Holding Corp.:
9.875% 10/15/07	70,000	63,175
10.5% 7/15/11	220,000	222,200
Domino's, Inc. 8.25% 7/1/11 (f)	40,000	43,200
Friendly Ice Cream Corp. 10.5% 12/1/07	170,000	176,163
Gaylord Entertainment Co. 8% 11/15/13 (f)	40,000	42,000
Herbst Gaming, Inc. 10.75% 9/1/08	60,000	67,500
Intrawest Corp. 7.5% 10/15/13 (f)	40,000	40,800
Mandalay Resort Group 6.5% 7/31/09	95,000	98,325
Mohegan Tribal Gaming Authority:
6.375% 7/15/09	80,000	82,200
8.375% 7/1/11	20,000	21,800
Morton's Restaurant Group, Inc. 7.5% 7/1/10 (f)	30,000	28,200
Penn National Gaming, Inc. 6.875% 12/1/11 (f)	110,000	109,175
Premier Parks, Inc. 9.75% 6/15/07	121,000	127,171
Six Flags, Inc.:
8.875% 2/1/10	30,000	30,788
9.625% 6/1/14 (f)	140,000	146,300
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	55,000	59,950
Tricon Global Restaurants, Inc. 7.65% 5/15/08	40,000	45,400
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	125,000	144,375

	Principal Amount	Value (Note 1)
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)	$ 29,000	$ 30,668
Wheeling Island Gaming, Inc. 10.125% 12/15/09	100,000	107,500
		1,686,890
Household Durables - 0.1%
Beazer Homes USA, Inc. 8.375% 4/15/12	20,000	22,050
D.R. Horton, Inc. 8.5% 4/15/12	10,000	11,350
Simmons Co. 7.875% 1/15/14 (f)	30,000	30,150
Standard Pacific Corp. 7.75% 3/15/13	150,000	159,750
Telex Communications, Inc. 11.5% 10/15/08 (f)	40,000	42,400
WCI Communities, Inc. 7.875% 10/1/13 (f)	40,000	42,200
William Lyon Homes, Inc. 10.75% 4/1/13	95,000	107,825
		415,725
Internet & Catalog Retail - 0.0%
J. Crew Operating Corp. 10.375% 10/15/07	120,000	123,600
Leisure Equipment & Products - 0.0%
The Hockey Co. 11.25% 4/15/09	100,000	114,500
Media - 1.5%
Advanstar Communications, Inc. 10.75% 8/15/10 (f)	40,000	43,300
AMC Entertainment, Inc.:
9.5% 3/15/09	35,000	36,050
9.875% 2/1/12	35,000	38,325
American Media Operations, Inc. 10.25% 5/1/09	60,000	63,750
AOL Time Warner, Inc. 7.625% 4/15/31	200,000	230,754
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	650,000	773,831
CBD Media LLC/ CBD Finance, Inc. 8.625% 6/1/11 (f)	20,000	21,850
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (d)	116,000	77,720
9.625% 11/15/09	270,000	236,925
Clear Channel Communications, Inc. 7.65% 9/15/10	200,000	234,108
Comcast Corp. 7.05% 3/15/33	150,000	163,172
Continental Cablevision, Inc. 9% 9/1/08	200,000	241,158
Corus Entertainment, Inc. 8.75% 3/1/12	240,000	264,000
Cox Communications, Inc. 7.125% 10/1/12	195,000	224,916
CSC Holdings, Inc.:
7.625% 4/1/11	170,000	176,800
7.875% 2/15/18	45,000	47,475
9.875% 2/15/13	125,000	130,000
Diamond Holdings PLC yankee 9.125% 2/1/08	50,000	51,750
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
EchoStar DBS Corp. 10.375% 10/1/07	$ 345,000	$ 378,206
LBI Media Holdings, Inc. 0% 10/15/13 (d)(f)	90,000	58,725
LBI Media, Inc. 10.125% 7/15/12	230,000	261,625
LodgeNet Entertainment Corp. 9.5% 6/15/13	20,000	21,800
News America Holdings, Inc.:
7.375% 10/17/08	200,000	228,185
7.75% 12/1/45	100,000	118,235
PEI Holdings, Inc. 11% 3/15/10	40,000	46,400
PRIMEDIA, Inc.:
7.625% 4/1/08	260,000	260,650
8.875% 5/15/11	15,000	15,600
Rogers Cablesystems Ltd. yankee 11% 12/1/15	10,000	11,600
Telewest PLC:
11% 10/1/07 (c)	30,000	18,900
yankee 9.625% 10/1/06 (c)	90,000	55,350
Time Warner, Inc. 6.625% 5/15/29	105,000	107,906
Videotron LTEE 6.875% 1/15/14 (f)	30,000	30,900
Vivendi Universal SA 6.25% 7/15/08 (f)	265,000	279,575
Yell Finance BV 0% 8/1/11 (d)	85,000	77,775
		5,027,316
Multiline Retail - 0.0%
Barneys, Inc. 9% 4/1/08	120,000	115,200
Specialty Retail - 0.2%
Asbury Automotive Group, Inc.:
8% 3/15/14 (f)	110,000	110,550
9% 6/15/12	15,000	15,900
Boise Cascade Corp.:
6.5% 11/1/10	60,000	62,400
7% 11/1/13	60,000	62,700
Gap, Inc. 10.55% 12/15/08	15,000	18,469
General Nutrition Centers, Inc. 8.5% 12/1/10 (f)	30,000	30,675
Reddy Ice Group, Inc. 8.875% 8/1/11 (f)	20,000	21,300
Sonic Automotive, Inc. 8.625% 8/15/13 (f)	60,000	63,600
United Auto Group, Inc. 9.625% 3/15/12	90,000	100,800
		486,394
TOTAL CONSUMER DISCRETIONARY		9,582,050
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Miller Brewing Co. 5.5% 8/15/13 (f)	210,000	214,545
Food & Staples Retailing - 0.2%
Kroger Co. 6.8% 4/1/11	195,000	218,239
Neighborcare, Inc. 6.875% 11/15/13 (f)	80,000	81,600
Rite Aid Corp.:
6% 12/15/05 (f)	35,000	35,000

	Principal Amount	Value (Note 1)
8.125% 5/1/10	$ 60,000	$ 63,900
9.5% 2/15/11	60,000	67,800
The Great Atlantic & Pacific Tea Co. 7.75% 4/15/07	120,000	111,000
		577,539
Food Products - 0.2%
Corn Products International, Inc. 8.25% 7/15/07	175,000	192,500
Del Monte Corp. 9.25% 5/15/11	145,000	159,500
Doane Pet Care Co.:
9.75% 5/15/07	125,000	112,500
10.75% 3/1/10	45,000	46,800
Hines Nurseries, Inc. 10.25% 10/1/11 (f)	20,000	21,800
Land O'Lakes, Inc.:
8.75% 11/15/11	40,000	34,000
9% 12/15/10 (f)	80,000	80,000
Michael Foods, Inc. 8% 11/15/13 (f)	30,000	31,350
United Agriculture Products, Inc. 8.25% 12/15/11 (f)	30,000	31,050
		709,500
Household Products - 0.0%
Fort James Corp. 6.875% 9/15/07	20,000	21,000
Johnsondiversey Holdings, Inc. 0% 5/15/13 (d)(f)	80,000	61,200
		82,200
Personal Products - 0.0%
Jafra Cosmetics International, Inc./Distribuidora Comercial Jafra SA de CV 10.75% 5/15/11	40,000	43,200
Revlon Consumer Products Corp. 12% 12/1/05	125,000	125,625
		168,825
Tobacco - 0.1%
Altria Group, Inc. 7% 11/4/13	175,000	186,689
Philip Morris Companies, Inc. 7.75% 1/15/27	275,000	296,716
		483,405
TOTAL CONSUMER STAPLES		2,236,014
ENERGY - 0.4%
Energy Equipment & Services - 0.1%
DI Industries, Inc. 8.875% 7/1/07	12,000	12,330
Grant Prideco, Inc. 9% 12/15/09	20,000	21,950
Hanover Compressor Co. 8.625% 12/15/10	30,000	31,275
Kinder Morgan, Inc. 6.5% 9/1/12	100,000	110,350
Seabulk International, Inc. 9.5% 8/15/13	60,000	62,400
Universal Compression, Inc. 7.25% 5/15/10	115,000	119,025
		357,330
Oil & Gas - 0.3%
Chesapeake Energy Corp. 7.5% 9/15/13	70,000	75,688
El Paso Production Holding Co. 7.75% 6/1/13 (f)	180,000	176,850
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
General Maritime Corp. 10% 3/15/13	$ 125,000	$ 141,250
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12	20,000	24,800
Nuevo Energy Co.:
9.375% 10/1/10	20,000	21,900
9.5% 6/1/08	13,000	13,650
Overseas Shipholding Group, Inc. 8.25% 3/15/13	110,000	117,700
Plains Exploration & Production Co. LP:
Series B, 8.75% 7/1/12	60,000	65,850
8.75% 7/1/12	50,000	54,875
Range Resources Corp. 7.375% 7/15/13	80,000	80,000
Teekay Shipping Corp. 8.875% 7/15/11	200,000	227,000
The Coastal Corp.:
6.375% 2/1/09	10,000	8,925
6.5% 5/15/06	25,000	23,938
6.5% 6/1/08	75,000	68,156
7.5% 8/15/06	80,000	77,700
7.75% 6/15/10	45,000	42,469
		1,220,751
TOTAL ENERGY		1,578,081
FINANCIALS - 3.8%
Capital Markets - 0.4%
Amvescap PLC yankee 6.6% 5/15/05	35,000	37,055
Credit Suisse First Boston (USA), Inc. 6.5% 1/15/12	200,000	222,604
Equinox Holdings Ltd. 9% 12/15/09 (f)	20,000	20,600
Goldman Sachs Group, Inc. 6.6% 1/15/12	410,000	458,187
J.P. Morgan Chase & Co. 5.35% 3/1/07	125,000	133,787
Merrill Lynch & Co., Inc.:
3.125% 7/15/08	105,000	103,152
4% 11/15/07	150,000	153,637
4.125% 1/15/09	50,000	50,547
Morgan Stanley:
5.3% 3/1/13	100,000	102,151
6.6% 4/1/12	160,000	178,694
		1,460,414
Commercial Banks - 0.3%
Bank of America Corp. 6.25% 4/15/12	125,000	137,797
Bank One NA, Chicago 3.7% 1/15/08	220,000	222,581
Chase Manhattan Corp. New 6.375% 4/1/08	75,000	82,647
Fleet Financial Group, Inc. 7.125% 4/15/06	140,000	154,274
Korea Development Bank 7.375% 9/17/04	60,000	61,743

	Principal Amount	Value (Note 1)
PNC Funding Corp. 5.75% 8/1/06	$ 155,000	$ 166,409
Popular North America, Inc. 6.125% 10/15/06	145,000	157,612
		983,063
Consumer Finance - 0.6%
American General Finance Corp.:
2.75% 6/15/08	20,000	19,253
5.875% 7/14/06	480,000	517,982
AmeriCredit Corp. 9.875% 4/15/06	25,000	25,938
Capital One Bank 4.875% 5/15/08	125,000	128,644
Ford Motor Credit Co. 7.375% 10/28/09	525,000	576,535
Household Finance Corp.:
6.375% 10/15/11	260,000	286,308
6.375% 11/27/12	50,000	54,853
7% 5/15/12	40,000	45,615
Household International, Inc. 8.875% 2/15/08	150,000	168,564
MBNA Corp.:
6.25% 1/17/07	120,000	130,643
7.5% 3/15/12	175,000	203,321
		2,157,656
Diversified Financial Services - 1.9%
Ahold Finance USA, Inc.:
6.25% 5/1/09	65,000	64,431
6.875% 5/1/29	50,000	44,500
8.25% 7/15/10	145,000	154,969
Alliance Capital Management LP 5.625% 8/15/06	150,000	159,894
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	115,000	104,075
6.977% 11/23/22	12,066	10,920
7.377% 5/23/19	104,326	74,072
7.379% 5/23/16	33,152	23,538
8.608% 10/1/12	75,000	68,625
10.18% 1/2/13	45,000	35,100
Arch Western Finance LLC 6.75% 7/1/13 (f)	125,000	127,500
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	120,000	129,300
CMS Energy X-TRAS pass thru trust certificates 7% 1/15/05	75,000	75,000
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18	7,926	6,499
6.9% 1/2/17	76,075	63,142
7.373% 12/15/15	96,389	82,895
7.568% 12/1/06	40,000	33,200
7.73% 9/15/12	30,423	25,555
8.312% 10/2/12	39,401	33,885
8.321% 11/1/06	10,000	9,750
8.388% 5/1/22	22,087	18,222
Couche Tard U.S. LP /Couche Tard Financing Corp. 7.5% 12/15/13 (f)	50,000	52,750
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	$ 20,000	$ 18,400
7.57% 11/18/10	45,000	46,617
7.779% 1/2/12	345,713	295,585
7.92% 5/18/12	50,000	45,271
Deutsche Telekom International Finance BV:
5.25% 7/22/13	90,000	90,920
8.75% 6/15/30	250,000	319,357
Dex Media West LLC/Dex Media West Finance Co.:
8.5% 8/15/10 (f)	40,000	44,600
9.875% 8/15/13 (f)	40,000	46,200
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	17,000	19,125
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (f)	90,000	90,900
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11 (f)	130,000	145,275
Huntsman Advanced Materials LLC 11% 7/15/10 (f)	40,000	43,900
Kraton Polymers LLC/Kraton Polymers Capital Corp. 8.125% 1/15/14 (f)	20,000	20,900
Level 3 Financing, Inc. 10.75% 10/15/11 (f)	80,000	84,800
MSW Energy Holding LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	20,000	21,800
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11 (f)	30,000	30,900
Nexstar Finance, Inc. 7% 1/15/14 (f)	40,000	40,200
NiSource Finance Corp. 7.875% 11/15/10	395,000	469,809
Northern Telecom Capital Corp. 7.875% 6/15/26	45,000	45,000
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	25,212	21,682
7.626% 4/1/10	21,579	18,342
7.67% 1/2/15	21,851	17,808
Pemex Project Funding Master Trust:
6.125% 8/15/08	400,000	420,000
7.875% 2/1/09 (i)	180,000	203,220
Petronas Capital Ltd. 7% 5/22/12 (f)	395,000	449,953
Power Contract Financing LLC 6.256% 2/1/10 (f)	90,000	92,700
Qwest Capital Funding, Inc.:
5.875% 8/3/04	120,000	120,300
7% 8/3/09	60,000	58,800
7.75% 8/15/06	270,000	279,450
Rabobank Capital Funding Trust II 5.26% 12/31/49 (f)(i)	215,000	215,298
Sensus Metering Systems, Inc. 8.625% 12/15/13 (f)	30,000	30,750
Sheridan Group, Inc. 10.25% 8/15/11 (f)	40,000	42,400

	Principal Amount	Value (Note 1)
Ship Finance International Ltd. 8.5% 12/15/13 (f)	$ 360,000	$ 360,000
Sprint Capital Corp. 6.875% 11/15/28	295,000	287,870
Suburban Propane Partners LP/Suburban Energy Finance Corp. 6.875% 12/15/13 (f)	30,000	30,300
Telecom Italia Capital 5.25% 11/15/13 (f)	250,000	250,498
Tom Brown, Inc./Tom Brown Resources Funding Corp. 7.25% 9/15/13	20,000	21,100
U.S. West Capital Funding, Inc. 6.375% 7/15/08	45,000	43,763
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (f)	110,000	128,425
Verizon Global Funding Corp. 7.25% 12/1/10	140,000	161,194
Western Financial Bank 9.625% 5/15/12	25,000	27,813
		6,599,047
Insurance - 0.1%
Principal Life Global Funding I:
5.125% 6/28/07 (f)	100,000	107,070
6.25% 2/15/12 (f)	85,000	92,582
		199,652
Real Estate - 0.3%
Boston Properties, Inc. 6.25% 1/15/13	125,000	134,130
BRE Properties, Inc. 5.95% 3/15/07	250,000	268,024
CenterPoint Properties Trust 6.75% 4/1/05	100,000	105,130
EOP Operating LP 7% 7/15/11	200,000	225,682
ERP Operating LP 7.1% 6/23/04	200,000	204,931
LNR Property Corp. 7.625% 7/15/13	50,000	52,000
ProLogis 6.7% 4/15/04	55,000	55,860
Senior Housing Properties Trust:
7.875% 4/15/15	40,000	42,000
8.625% 1/15/12	80,000	87,200
		1,174,957
Thrifts & Mortgage Finance - 0.2%
Countrywide Home Loans, Inc. 5.5% 8/1/06	170,000	181,587
Washington Mutual, Inc.:
4.375% 1/15/08	90,000	92,523
5.625% 1/15/07	250,000	269,441
		543,551
TOTAL FINANCIALS		13,118,340
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.0%
Kinetic Concepts, Inc. 7.375% 5/15/13 (f)	50,000	52,250
Health Care Providers & Services - 0.2%
AmeriPath, Inc. 10.5% 4/1/13	125,000	135,000
Fountain View, Inc. 9.25% 8/19/08 (e)	115,000	113,850
Genesis HealthCare Corp. 8% 10/15/13 (f)	20,000	20,800
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Mariner Health Care, Inc. 8.25% 12/15/13 (f)	$ 40,000	$ 40,500
National Nephrology Associates, Inc. 9% 11/1/11 (f)	30,000	31,350
Psychiatric Solutions, Inc. 10.625% 6/15/13	75,000	84,375
Rotech Healthcare, Inc. 9.5% 4/1/12	75,000	78,000
Tenet Healthcare Corp. 6.375% 12/1/11	25,000	23,875
		527,750
TOTAL HEALTH CARE		580,000
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.2%
BE Aerospace, Inc.:
8% 3/1/08	75,000	69,375
8.5% 10/1/10 (f)	20,000	21,400
8.875% 5/1/11	40,000	37,000
9.5% 11/1/08	10,000	9,800
Orbital Sciences Corp. 9% 7/15/11	60,000	64,200
Raytheon Co. 8.3% 3/1/10	250,000	299,977
Transdigm, Inc. 8.375% 7/15/11	40,000	42,600
		544,352
Airlines - 0.1%
Delta Air Lines, Inc.:
7.9% 12/15/09	10,000	8,200
8.3% 12/15/29	30,000	19,650
Northwest Airlines, Inc.:
7.875% 3/15/08	255,000	211,650
9.875% 3/15/07	30,000	27,600
		267,100
Building Products - 0.0%
FastenTech, Inc. 11.5% 5/1/11 (f)	50,000	53,500
Jacuzzi Brands, Inc. 9.625% 7/1/10 (f)	55,000	60,500
Nortek, Inc.:
9.125% 9/1/07	10,000	10,325
9.25% 3/15/07	20,000	20,600
		144,925
Commercial Services & Supplies - 0.0%
Allied Waste North America, Inc.:
7.625% 1/1/06	30,000	31,575
10% 8/1/09	10,000	10,850
American Color Graphics, Inc. 10% 6/15/10	85,000	86,488
Great Lakes Dredge & Dock Corp. 7.75% 12/15/13 (f)	30,000	30,900
		159,813
Electrical Equipment - 0.0%
General Cable Corp. 9.5% 11/15/10 (f)	30,000	32,400

	Principal Amount	Value (Note 1)
Industrial Conglomerates - 0.2%
Koppers, Inc. 9.875% 10/15/13 (f)	$ 30,000	$ 33,075
Tyco International Group SA yankee:
5.8% 8/1/06	55,000	58,163
6.375% 2/15/06	15,000	15,975
6.75% 2/15/11	400,000	437,000
7% 6/15/28	35,000	36,356
		580,569
Machinery - 0.2%
Cummins, Inc. 9.5% 12/1/10 (f)	50,000	57,500
Dresser, Inc. 9.375% 4/15/11	30,000	32,625
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	170,000	181,900
Terex Corp.:
7.375% 1/15/14 (f)	110,000	111,100
9.25% 7/15/11	195,000	214,500
		597,625
Marine - 0.0%
OMI Corp. 7.625% 12/1/13 (f)	40,000	40,200
Road & Rail - 0.0%
TFM SA de CV yankee:
10.25% 6/15/07	20,000	21,000
11.75% 6/15/09	60,000	61,350
		82,350
TOTAL INDUSTRIALS		2,449,334
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
L-3 Communications Corp. 6.125% 1/15/14 (f)	70,000	70,700
Marconi Corp. PLC 8% 4/30/08 (f)	70,000	71,400
Motorola, Inc. 6.5% 11/15/28	110,000	108,892
Nortel Networks Corp. 6.125% 2/15/06	80,000	80,800
Northern Telecom Ltd. yankee 6.875% 9/1/23	30,000	28,500
		360,292
Electronic Equipment & Instruments - 0.0%
Jabil Circuit, Inc. 5.875% 7/15/10	40,000	42,000
Solectron Corp. 7.375% 3/1/06	115,000	119,313
		161,313
IT Services - 0.1%
Dex Media, Inc.:
0% 11/15/13 (d)(f)	80,000	56,000
8% 11/15/13 (f)	150,000	157,500
Iron Mountain, Inc. 6.625% 1/1/16	210,000	204,750
		418,250
Office Electronics - 0.1%
Xerox Corp.:
7.125% 6/15/10	150,000	159,375
7.15% 8/1/04	5,000	5,113
7.2% 4/1/16	120,000	121,200
7.625% 6/15/13	70,000	74,900
		360,588
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.2%
AMI Semiconductor, Inc. 10.75% 2/1/13	$ 39,000	$ 46,410
Amkor Technology, Inc.:
7.75% 5/15/13	175,000	188,125
9.25% 2/15/08	20,000	22,750
10.5% 5/1/09	35,000	37,538
SCG Holding Corp./Semiconductor Components Industries LLC 12% 8/1/09	80,000	86,000
Semiconductor Note Partners Trust 0% 8/4/11 (f)	30,000	32,250
Viasystems, Inc. 10.5% 1/15/11 (f)	110,000	117,700
		530,773
TOTAL INFORMATION TECHNOLOGY		1,831,216
MATERIALS - 1.1%
Chemicals - 0.3%
Avecia Group PLC 11% 7/1/09	75,000	68,625
Berry Plastics Corp. 10.75% 7/15/12 (f)	60,000	69,000
Equistar Chemicals LP/Equistar Funding Corp.:
10.625% 5/1/11 (f)	90,000	99,000
10.625% 5/1/11	35,000	38,238
Geon Co. 6.875% 12/15/05	15,000	14,475
Huntsman International LLC 9.875% 3/1/09 (f)	60,000	65,700
Lyondell Chemical Co.:
9.625% 5/1/07	30,000	31,650
9.875% 5/1/07	55,000	57,750
11.125% 7/15/12	5,000	5,450
Methanex Corp. yankee 7.75% 8/15/05	155,000	163,525
Millennium America, Inc.:
9.25% 6/15/08	40,000	43,800
9.25% 6/15/08 (f)	30,000	32,850
Nalco Co. 7.75% 11/15/11 (f)	50,000	53,125
PolyOne Corp.:
8.875% 5/1/12	65,000	59,475
10.625% 5/15/10	35,000	35,000
Resolution Performance Products LLC:
8% 12/15/09 (f)	60,000	61,800
9.5% 4/15/10	35,000	35,875
13.5% 11/15/10	10,000	8,650
The Scotts Co. 6.625% 11/15/13 (f)	50,000	51,000
		994,988
Construction Materials - 0.0%
Texas Industries, Inc. 10.25% 6/15/11	140,000	161,000
Containers & Packaging - 0.4%
Anchor Glass Container Corp. 11% 2/15/13	60,000	69,750
Applied Extrusion Technologies, Inc. 10.75% 7/1/11	40,000	32,600
Blue Ridge Paper Products, Inc. 9.5% 12/15/08 (f)	55,000	55,550

	Principal Amount	Value (Note 1)
BWAY Corp. 10% 10/15/10	$ 40,000	$ 43,500
Crown Cork & Seal, Inc.:
7.375% 12/15/26	10,000	9,000
8% 4/15/23	45,000	41,850
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	130,000	131,300
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11	50,000	52,250
8.25% 5/15/13	105,000	113,925
8.75% 11/15/12	25,000	27,750
8.875% 2/15/09	185,000	201,650
Owens-Illinois, Inc.:
7.15% 5/15/05	45,000	46,350
7.35% 5/15/08	295,000	292,050
7.5% 5/15/10	20,000	20,450
7.8% 5/15/18	45,000	43,875
Sealed Air Corp.:
5.625% 7/15/13 (f)	30,000	30,699
6.875% 7/15/33 (f)	60,000	63,510
Sweetheart Cup Co., Inc. 9.5% 1/15/07 (f)	30,000	30,600
Tekni-Plex, Inc. 8.75% 11/15/13 (f)	115,000	119,744
		1,426,403
Metals & Mining - 0.1%
Compass Minerals International, Inc. 0% 12/15/12 (d)	80,000	63,200
Falconbridge Ltd. yankee 7.35% 6/5/12	100,000	112,946
Massey Energy Co. 6.625% 11/15/10 (f)	40,000	40,900
Steel Dynamics, Inc. 9.5% 3/15/09	35,000	38,500
		255,546
Paper & Forest Products - 0.3%
Buckeye Technologies, Inc. 8.5% 10/1/13	40,000	42,400
Georgia-Pacific Corp.:
7.375% 12/1/25	35,000	33,994
7.5% 5/15/06	120,000	126,600
8% 1/15/24 (f)	80,000	81,600
8.125% 5/15/11	120,000	132,150
8.875% 5/15/31	20,000	21,800
9.625% 3/15/22	25,000	26,000
International Paper Co.:
4.25% 1/15/09	35,000	35,143
5.5% 1/15/14	95,000	95,273
Millar Western Forest Products Ltd. 7.75% 11/15/13 (f)	20,000	20,750
Norske Skog Canada Ltd. 8.625% 6/15/11	150,000	156,000
Weyerhaeuser Co. 6.75% 3/15/12	100,000	109,094
		880,804
TOTAL MATERIALS		3,718,741
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.7%
ACC Escrow Corp. 10% 8/1/11 (f)	100,000	110,500
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T Corp. 8.75% 11/15/31	$ 150,000	$ 175,284
Cincinnati Bell, Inc. 8.375% 1/15/14 (f)	40,000	42,500
France Telecom SA:
9% 3/1/11	150,000	180,162
9.75% 3/1/31	200,000	265,735
MCI Communications Corp.:
7.125% 6/15/27 (c)	35,000	28,219
7.75% 3/15/24 (c)	10,000	8,100
7.75% 3/23/25 (c)	10,000	8,075
8.25% 1/20/23 (c)	25,000	20,125
Qwest Corp. 9.125% 3/15/12 (e)(f)	85,000	97,538
Qwest Services Corp.:
13% 12/15/07 (f)	45,000	52,650
13.5% 12/15/10 (f)	75,000	90,750
SBC Communications, Inc. 6.25% 3/15/11	180,000	197,040
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	120,000	130,064
Telefonica Europe BV 7.75% 9/15/10	200,000	237,447
TELUS Corp. yankee 7.5% 6/1/07	310,000	346,935
Triton PCS, Inc.:
8.75% 11/15/11	60,000	58,650
9.375% 2/1/11	280,000	281,400
Verizon New York, Inc. 6.875% 4/1/12	200,000	221,301
		2,552,475
Wireless Telecommunication Services - 0.6%
American Tower Corp. 9.375% 2/1/09	205,000	217,300
AT&T Wireless Services, Inc. 8.75% 3/1/31	290,000	357,810
Crown Castle International Corp.:
7.5% 12/1/13 (f)	150,000	151,500
9.375% 8/1/11	40,000	44,200
9.5% 8/1/11	155,000	168,950
10.75% 8/1/11	25,000	28,250
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	70,000	80,675
Dobson Communications Corp. 8.875% 10/1/13	70,000	71,400
Millicom International Cellular SA 10% 12/1/13 (f)	80,000	84,000
Nextel Communications, Inc.:
7.375% 8/1/15	250,000	267,500
9.375% 11/15/09	95,000	103,550
9.5% 2/1/11	50,000	56,750
Nextel Partners, Inc. 8.125% 7/1/11	80,000	84,800
Rogers Wireless, Inc. 9.625% 5/1/11	40,000	47,600
Western Wireless Corp. 9.25% 7/15/13	100,000	106,000
		1,870,285
TOTAL TELECOMMUNICATION SERVICES		4,422,760

	Principal Amount	Value (Note 1)
UTILITIES - 1.7%
Electric Utilities - 0.7%
Allegheny Energy Supply Co. LLC:
8.75% 4/15/12 (f)	$ 270,000	$ 256,013
10.25% 11/15/07 (f)	58,792	61,732
13% 11/15/07 (f)(i)	6,204	6,235
CMS Energy Corp.:
7.625% 11/15/04	150,000	154,500
7.75% 8/1/10 (f)	145,000	152,431
8.5% 4/15/11	85,000	91,269
8.9% 7/15/08	20,000	21,675
9.875% 10/15/07	115,000	127,506
Detroit Edison Co. 6.125% 10/1/10	165,000	181,016
Dominion Resources, Inc. 6.25% 6/30/12	160,000	173,539
Duke Capital Corp. 6.75% 2/15/32	210,000	212,067
Edison International 6.875% 9/15/04	35,000	35,910
FirstEnergy Corp. 6.45% 11/15/11	85,000	88,098
Illinois Power Co.:
7.5% 6/15/09	155,000	170,500
11.5% 12/15/10	100,000	121,000
Nevada Power Co.:
6.2% 4/15/04	20,000	20,125
10.875% 10/15/09	65,000	74,425
Niagara Mohawk Power Corp. 8.875% 5/15/07	75,000	87,936
Pacific Gas & Electric Co. 6.25% 3/1/04	60,000	60,300
PG&E Corp. 6.875% 7/15/08 (f)	45,000	48,713
Public Service Co. of Colorado 7.875% 10/1/12	115,000	139,575
TECO Energy, Inc. 10.5% 12/1/07	105,000	123,113
		2,407,678
Gas Utilities - 0.3%
Consolidated Natural Gas Co. 6.85% 4/15/11	70,000	79,573
Dynegy Holdings, Inc.:
9.875% 7/15/10 (f)	70,000	79,100
10.125% 7/15/13 (f)	110,000	126,500
El Paso Energy Corp. 6.95% 12/15/07	95,000	91,319
Sonat, Inc.:
6.625% 2/1/08	65,000	59,638
6.75% 10/1/07	70,000	65,800
6.875% 6/1/05	280,000	275,800
Southern Natural Gas Co. 8.875% 3/15/10	40,000	44,950
Texas Eastern Transmission Corp. 7.3% 12/1/10	185,000	212,510
Transcontinental Gas Pipe Line Corp. 6.125% 1/15/05	20,000	20,200
Williams Holdings of Delaware, Inc. 6.25% 2/1/06	10,000	10,250
		1,065,640
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - 0.7%
AES Corp.:
8.375% 8/15/07	$ 50,000	$ 50,625
8.5% 11/1/07	29,000	29,435
8.75% 6/15/08	30,000	32,100
8.75% 5/15/13 (f)	170,000	189,975
8.875% 2/15/11	54,000	58,928
9% 5/15/15 (f)	90,000	101,700
9.375% 9/15/10	16,000	17,760
9.5% 6/1/09	144,000	159,840
10% 12/12/05 (f)	26,925	27,800
Calpine Corp.:
6.9% 7/15/07 (f)(i)	204,488	199,375
8.5% 7/15/10 (f)	20,000	19,400
El Paso Corp.:
7% 5/15/11	90,000	83,025
7.875% 6/15/12	35,000	33,075
NRG Energy, Inc. 8% 12/15/13 (f)	140,000	147,000
Reliant Resources, Inc.:
9.25% 7/15/10 (f)	60,000	62,850
9.5% 7/15/13 (f)	20,000	21,150
Western Resources, Inc. 9.75% 5/1/07	90,000	102,150
Williams Companies, Inc.:
6.5% 8/1/06	50,000	51,750
6.75% 1/15/06	80,000	82,400
7.125% 9/1/11	245,000	259,088
7.5% 1/15/31	10,000	10,125
7.625% 7/15/19	105,000	110,250
7.875% 9/1/21	80,000	84,500
8.125% 3/15/12	340,000	374,000
8.625% 6/1/10	80,000	89,600
8.75% 3/15/32	25,000	27,750
		2,425,651
TOTAL UTILITIES		5,898,969
TOTAL NONCONVERTIBLE BONDS		45,415,505
TOTAL CORPORATE BONDS (Cost $41,714,357)		45,787,105
U.S. Government and Government Agency Obligations - 6.7%

U.S. Government Agency Obligations - 1.5%
Fannie Mae:
5.5% 3/15/11	315,000	339,699
6.25% 2/1/11	345,000	381,382
Federal Home Loan Bank:
3.625% 11/14/08	1,760,000	1,770,113
5.8% 9/2/08	155,000	170,692

	Principal Amount	Value (Note 1)
Freddie Mac:
3.625% 9/15/08	$ 163,000	$ 164,079
4% 6/12/13	1,575,000	1,470,155
6.25% 7/15/32	166,000	180,527
6.625% 9/15/09	475,000	543,196
6.75% 3/15/31	244,000	281,793
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		5,301,636
U.S. Treasury Inflation Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Notes 1.875% 7/15/13	1,007,310	1,000,069
U.S. Treasury Obligations - 4.9%
U.S. Treasury Bonds:
6.25% 5/15/30	2,530,000	2,919,580
6.625% 2/15/27	50,000	59,721
8% 11/15/21	100,000	135,055
U.S. Treasury Notes:
1.875% 11/30/05	3,570,000	3,576,694
3.25% 8/15/07	150,000	153,006
4.375% 5/15/07	375,000	397,104
6.5% 2/15/10	8,240,000	9,575,135
TOTAL U.S. TREASURY OBLIGATIONS		16,816,295
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $22,905,630)		23,118,000
U.S. Government Agency - Mortgage Securities - 11.2%

Fannie Mae - 9.9%
4% 1/1/19 (g)	6,100,000	5,941,781
4.5% 7/1/33 to 10/1/33	4,228,642	4,048,498
5% 11/1/17 to 8/1/18	5,384,430	5,498,612
5.5% 2/1/11 to 11/1/17	245,639	255,005
5.5% 1/1/34 (g)	4,435,130	4,491,955
6% 4/1/09 to 10/1/32	2,703,603	2,832,250
6.5% 6/1/09 to 7/1/32 (h)	5,488,241	5,792,652
6.5% 1/1/34 (g)	4,360,591	4,559,543
7% 12/1/24 to 2/1/28	207,952	221,146
7.5% 10/1/26 to 8/1/28	692,674	741,300
TOTAL FANNIE MAE		34,382,742
Freddie Mac - 0.0%
7.5% 1/1/27	52,032	56,037
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Government National Mortgage Association - 1.3%
6% 1/1/34 (g)	$ 1,661,547	$ 1,725,932
6.5% 10/15/27 to 8/15/32	1,401,871	1,479,531
7% 1/15/28 to 7/15/32	928,361	989,652
7.5% 6/15/27 to 3/15/28	187,037	200,974
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		4,396,089
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $38,394,224)		38,834,868
Asset-Backed Securities - 1.1%

American Express Credit Account Master Trust:
Series 1999-2 Class B, 6.1% 12/15/06	200,000	203,556
Series 2001-6 Class B, 1.5125% 12/15/08 (i)	200,000	200,571
Capital One Master Trust:
Series 2001-3A Class A, 5.45% 3/16/09	140,000	148,107
Series 2001-4 Class B, 1.5325% 4/16/07 (i)	200,000	200,133
Capital One Multi-Asset Execution Trust:
Series 2003-A4 Class A4, 3.65% 7/15/11	116,000	115,797
Series 2003-B4 Class B4, 1.9625% 7/15/11 (i)	105,000	105,050
Chase Manhattan Auto Owner Trust Series 2001-A:
Class A4, 5.07% 2/15/08	430,000	442,832
Class CTFS, 5.06% 2/15/08	32,653	33,419
Citibank Credit Card Issuance Trust Series 2002-C1 Class C1, 2.16% 2/9/09 (i)	250,000	252,931
Discover Card Master Trust I:
Series 2001-6 Class A, 5.75% 12/15/08	600,000	646,354
Series 2003-4 Class B1, 1.47% 5/16/11 (i)	155,000	155,000
Ford Credit Auto Owner Trust:
Series 2001-B Class B, 5.71% 9/15/05	90,000	91,725
Series 2001-C Class B, 5.54% 12/15/05	100,000	102,151
Honda Auto Receivables Owner Trust Series 2001-2:
Class A3, 4.67% 3/18/05	39,613	39,770
Class A4, 5.09% 10/18/06	145,000	147,032
MBNA Credit Card Master Note Trust Series 2001-A1 Class A1, 5.75% 10/15/08	200,000	215,096
Sears Credit Account Master Trust II:
Series 2000-2 Class A, 6.75% 9/16/09	365,000	392,399
Series 2001-2 Class B, 1.4525% 6/16/08 (i)	200,000	199,742
TOTAL ASSET-BACKED SECURITIES (Cost $3,566,313)		3,691,665
Commercial Mortgage Securities - 0.8%
	Principal Amount	Value (Note 1)

CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/14/62	$ 500,000	$ 582,898
Series 1997-C2 Class D, 7.27% 1/17/35	150,000	167,826
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class A2, 6.538% 6/15/31	105,000	114,994
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	500,000	585,113
GS Mortgage Securities Corp. II:
Series 1998-GLII Class E, 7.1905% 4/13/31 (i)	120,000	122,061
Series 2003-C1 Class A2A, 3.59% 1/10/40	125,000	125,443
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C9 Class A2, 7.77% 10/15/32	225,000	263,534
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (f)	110,000	101,832
Class C, 4.13% 11/20/37 (f)	110,000	97,539
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (f)	500,000	550,044
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,468,971)		2,711,284
Municipal Securities - 0.1%

Illinois Gen. Oblig. 5.1% 6/1/33	170,000	156,310
Oregon Gen. Oblig. 5.892% 6/1/27	50,000	52,028
TOTAL MUNICIPAL SECURITIES (Cost $220,000)		208,338
Foreign Government and Government Agency Obligations - 0.2%

Chilean Republic:
5.5% 1/15/13	150,000	154,275
6.875% 4/28/09	150,000	169,646
7.125% 1/11/12	160,000	183,000
State of Israel 4.625% 6/15/13	30,000	28,688
United Mexican States 4.625% 10/8/08	150,000	151,875
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $636,338)		687,484
Floating Rate Loans - 0.2%
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Qwest Corp. Tranche A term loan 6.5% 6/30/07 (i)	$ 200,000	$ 209,750
UTILITIES - 0.1%
Multi-Utilities & Unregulated Power - 0.1%
AES Corp. term loan 5.2643% 4/30/08 (i)	300,000	302,250
TOTAL FLOATING RATE LOANS (Cost $499,688)		512,000
Fixed-Income Funds - 1.4%
	Shares
Fidelity Ultra-Short Central Fund (Cost $4,999,984)	50,241	5,002,496
Money Market Funds - 14.7%

Fidelity Cash Central Fund, 1.07% (b) (Cost $51,170,599)	51,170,599	51,170,599
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $327,653,084)	363,229,638
NET OTHER ASSETS - (4.7)%	(16,185,079)
NET ASSETS - 100%	$ 347,044,559
Swap Agreements
	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.735% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Oct. 2006	$ 350,000	$ 1,522
Receive quarterly a fixed rate equal to 3.098% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2007	1,550,000	14,639
Receive quarterly a fixed rate equal to 3.1422% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2007	1,320,000	14,779
TOTAL INTEREST RATE SWAP		3,220,000	30,940

	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 65 basis points with Lehman Borthers, Inc.	Oct. 2004	$ 500,000	$ 55
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 70 basis points with Lehman Brothers, Inc.	Feb. 2004	500,000	5,772
Receive quarterly a return equal to Banc of America LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 75 basis points with Bank of America	May 2004	500,000	898
Receive quarterly a return equal to Banc of America LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	April 2004	500,000	8,498
TOTAL TOTAL RETURN SWAP		2,000,000	15,223
		$ 5,220,000	$ 46,163
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,498,907 or 2.7% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) A portion of the security is subject to a forward commitment to sell.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	18.0%
AAA,AA,A	4.9
BBB	4.0
BB	1.6
B	5.0
CCC,CC,C	0.8
Not Rated	0.2
Equities	55.1
Short-Term Investments and Net Other Assets	10.4
100.0%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Purchases and sales of securities, other than short-term securities, aggregated $298,413,552 and $274,390,817, respectively, of which long-term U.S. government and government agency obligations aggregated $193,346,640 and $188,175,337, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,990 for the period.
Income Tax Information
At December 31, 2003, the fund had a capital loss carryforward of approximately $19,804,000 of which $10,146,000 and $9,658,000 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Balanced Portfolio

Fidelity Variable Insurance Products: Balanced Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2003

Assets
Investment in securities, at value (cost $327,653,084) - See accompanying schedule		$ 363,229,638
Commitment to sell securities on a delayed delivery basis	$ (1,049,470)
Receivable for securities sold on a delayed delivery basis	1,049,934	464
Cash		7,711
Receivable for fund shares sold		88,433
Dividends receivable		177,776
Interest receivable		1,360,630
Unrealized gain on swap agreements		46,163
Prepaid expenses		1,887
Other receivables		4,469
Total assets		364,917,171

Liabilities
Payable for investments purchased Regular delivery	823,907
Delayed delivery	16,706,217
Payable for fund shares redeemed	124,582
Accrued management fee	121,234
Distribution fees payable	7,745
Other affiliated payables	29,684
Other payables and accrued expenses	59,243
Total liabilities		17,872,612

Net Assets		$ 347,044,559
Net Assets consist of:
Paid in capital		$ 324,879,627
Undistributed net investment income		7,087,612
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(20,545,861)
Net unrealized appreciation (depreciation) on investments		35,623,181
Net Assets		$ 347,044,559

Initial Class: Net Asset Value, offering price and redemption price per share ($295,656,410 ÷ 21,305,700 shares)		$ 13.88

Service Class: Net Asset Value, offering price and redemption price per share ($21,902,862 ÷ 1,585,468 shares)		$ 13.81

Service Class 2: Net Asset Value, offering price and redemption price per share ($29,485,287 ÷ 2,144,587 shares)		$ 13.75

Statement of Operations

	Year ended December 31, 2003

Investment Income
Dividends		$ 2,656,923
Interest		6,182,656
Total income		8,839,579

Expenses
Management fee	$ 1,310,786
Transfer agent fees	215,147
Distribution fees	79,307
Accounting fees and expenses	119,009
Non-interested trustees' compensation	1,492
Custodian fees and expenses	23,741
Audit	54,479
Legal	1,737
Miscellaneous	58,941
Total expenses before reductions	1,864,639
Expense reductions	(12,082)	1,852,557
Net investment income (loss)		6,987,022
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	3,035,827
Foreign currency transactions	126
Swap agreements	26,393
Total net realized gain (loss)		3,062,346
Change in net unrealized appreciation (depreciation) on: Investment securities	38,952,800
Assets and liabilities in foreign currencies	(320)
Swap agreements	46,163
Delayed delivery commitments	464
Total change in net unrealized appreciation (depreciation)		38,999,107
Net gain (loss)		42,061,453
Net increase (decrease) in net assets resulting from operations		$ 49,048,475

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Balanced Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2003	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,987,022	$ 8,209,006
Net realized gain (loss)	3,062,346	(9,031,439)
Change in net unrealized appreciation (depreciation)	38,999,107	(27,890,095)
Net increase (decrease) in net assets resulting from operations	49,048,475	(28,712,528)
Distributions to shareholders from net investment income	(7,974,845)	(8,837,001)
Share transactions - net increase (decrease)	32,311,069	4,349,125
Total increase (decrease) in net assets	73,384,699	(33,200,404)

Net Assets
Beginning of period	273,659,860	306,860,264
End of period (including undistributed net investment income of $7,087,612 and undistributed net investment income of $8,300,210, respectively)	$ 347,044,559	$ 273,659,860
Other Information:
Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	4,747,709	87,816	932,305
Reinvested	599,512	50,167	45,486
Redeemed	(3,372,673)	(205,767)	(374,801)
Net increase (decrease)	1,974,548	(67,784)	602,990

Dollars Sold	$ 61,609,403	$ 1,115,888	$ 11,910,142
Reinvested	6,882,396	573,909	518,540
Redeemed	(42,908,423)	(2,600,420)	(4,790,366)
Net increase (decrease)	$ 25,583,376	$ (910,623)	$ 7,638,316

Share Transactions	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
Shares Sold	3,458,033	233,061	650,930
Reinvested	586,697	54,643	37,261
Redeemed	(4,004,430)	(497,329)	(380,772)
Net increase (decrease)	40,300	(209,625)	307,419

Dollars Sold	$ 44,057,181	$ 3,005,489	$ 8,292,512
Reinvested	7,644,656	709,812	482,533
Redeemed	(49,132,561)	(6,145,338)	(4,565,159)
Net increase (decrease)	$ 2,569,276	$ (2,430,037)	$ 4,209,886

Distributions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 6,882,396	$ 573,909	$ 518,540
From net realized gain	-	-	-
Total	$ 6,882,396	$ 573,909	$ 518,540
	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
From net investment income	$ 7,644,656	$ 709,812	$ 482,533
From net realized gain	-	-	-
Total	$ 7,644,656	$ 709,812	$ 482,533

See accompanying notes which are an integral part of the financial statements.

Balanced Portfolio

Financial Highlights - Initial Class

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.16	$ 13.72	$ 14.45	$ 16.00	$ 16.11
Income from Investment Operations
Net investment income (loss) C	.30	.36	.42	.48	.45
Net realized and unrealized gain (loss)	1.78	(1.53)	(.63)	(1.15)	.24
Total from investment operations	2.08	(1.17)	(.21)	(.67)	.69
Distributions from net investment income	(.36)	(.39)	(.52)	(.48)	(.37)
Distributions from net realized gain	-	-	-	(.35)	(.43)
Distributions in excess of net realized gain	-	-	-	(.05)	-
Total distributions	(.36)	(.39)	(.52)	(.88)	(.80)
Net asset value, end of period	$ 13.88	$ 12.16	$ 13.72	$ 14.45	$ 16.00
Total Return A, B	17.72%	(8.72)%	(1.58)%	(4.30)%	4.55%
Ratios to Average Net Assets D
Expenses before expense reductions	.59%	.57%	.57%	.58%	.57%
Expenses net of voluntary waivers, if any	.59%	.57%	.57%	.58%	.57%
Expenses net of all reductions	.58%	.55%	.55%	.56%	.55%
Net investment income (loss)	2.32%	2.84%	3.11%	3.18%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 295,656	$ 235,064	$ 264,608	$ 250,802	$ 325,371
Portfolio turnover rate	102%	134%	126%	126%	108%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.11	$ 13.66	$ 14.39	$ 15.94	$ 16.07
Income from Investment Operations
Net investment income (loss) C	.28	.34	.41	.46	.43
Net realized and unrealized gain (loss)	1.77	(1.51)	(.64)	(1.14)	.24
Total from investment operations	2.05	(1.17)	(.23)	(.68)	.67
Distributions from net investment income	(.35)	(.38)	(.50)	(.47)	(.37)
Distributions from net realized gain	-	-	-	(.35)	(.43)
Distributions in excess of net realized gain	-	-	-	(.05)	-
Total distributions	(.35)	(.38)	(.50)	(.87)	(.80)
Net asset value, end of period	$ 13.81	$ 12.11	$ 13.66	$ 14.39	$ 15.94
Total Return A, B	17.53%	(8.75)%	(1.72)%	(4.38)%	4.43%
Ratios to Average Net Assets D
Expenses before expense reductions	.69%	.67%	.67%	.68%	.67%
Expenses net of voluntary waivers, if any	.69%	.67%	.67%	.68%	.67%
Expenses net of all reductions	.68%	.65%	.65%	.66%	.66%
Net investment income (loss)	2.22%	2.74%	3.01%	3.08%	2.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,903	$ 20,019	$ 25,455	$ 27,563	$ 27,054
Portfolio turnover rate	102%	134%	126%	126%	108%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.05	$ 13.61	$ 14.37	$ 15.59
Income from Investment Operations
Net investment income (loss) E	.26	.32	.38	.40
Net realized and unrealized gain (loss)	1.77	(1.51)	(.63)	(.75)
Total from investment operations	2.03	(1.19)	(.25)	(.35)
Distributions from net investment income	(.33)	(.37)	(.51)	(.47)
Distributions from net realized gain	-	-	-	(.35)
Distributions in excess of net realized gain	-	-	-	(.05)
Total distributions	(.33)	(.37)	(.51)	(.87)
Net asset value, end of period	$ 13.75	$ 12.05	$ 13.61	$ 14.37
Total Return B, C, D	17.41%	(8.93)%	(1.87)%	(2.37)%
Ratios to Average Net Assets G
Expenses before expense reductions	.84%	.83%	.83%	.85% A
Expenses net of voluntary waivers, if any	.84%	.83%	.83%	.85% A
Expenses net of all reductions	.84%	.81%	.81%	.83% A
Net investment income (loss)	2.06%	2.58%	2.85%	2.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,485	$ 18,577	$ 16,798	$ 4,797
Portfolio turnover rate	102%	134%	126%	126%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Balanced Portfolio

Fidelity Variable Insurance Products: Growth & Income Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2003	Past 1 year	Past 5 years	Life of fund A
Fidelity® VIP: Growth & Income - Initial Class	23.77%	-0.18%	7.45%
Fidelity VIP: Growth & Income - Service Class B	23.60%	-0.29%	7.33%
Fidelity VIP: Growth & Income - Service Class 2 C	23.44%	-0.41%	7.24%

A From December 31, 1996.

B The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

C The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset based distribution fee (12b-1 fee). Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of the Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Growth & Income Portfolio - Initial Class on December 31, 1996, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 ® Index did over the same period.

Annual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Management's Discussion of Fund Performance

Comments from Louis Salemy, Portfolio Manager of Fidelity® Variable Insurance Products: Growth & Income Portfolio

U.S. equity markets snapped a three-year losing streak in 2003, rebounding on the strength of the lowest interest rates in decades, improved corporate profits and a resurgent economy. For the year overall, the Standard & Poor's 500SM Index gained 28.69%, the Dow Jones Industrial AverageSM rose 28.14% and the NASDAQ Composite® Index advanced 50.77%. Small-cap stocks led the charge, particularly lower-quality issues in cyclical industries such as biotechnology and the Internet. As a result, the Russell 2000® Index had its best calendar year ever, climbing 47.25%. The start of the year gave little indication of the strong performance to come, as the hangover of corporate governance scandals and an impending war with Iraq clouded the outlook for 2003. However, investors were encouraged by solid gross domestic product (GDP) growth in the first two quarters of 2003, and what seemed to be a quick resolution to the Iraqi conflict. Federal tax cuts and a boom in mortgage refinancing further boosted the markets and put more discretionary income in consumers' pockets. In the third quarter, GDP growth grew 8.2%, its highest level since 1984.

During the past year, the fund posted solid gains but trailed both the Standard & Poor's 500SM Index and the LipperSM Variable Annuity Growth & Income Funds Average, which returned 28.69% and 28.54%, respectively. Weak sector positioning more than offset good stock picking overall. Most of the shortfall versus the index came during the second half of the period amid a strong speculative rally in cyclical- and growth-oriented segments of the market. Shying away from technology stocks hurt a lot as the sector took off early in the spring and never looked back. Unfortunately, I wasn't able to generate enough excess returns elsewhere in the fund to make up for not owning top-performing tech names in the index such as Intel. Another drag was overweighting weak telecommunication services stocks - most notably BellSouth - and retailers such as Kohl's. In addition, having an average of roughly 12% of the fund in cash during the period detracted in an up market. On the plus side, I had some solid picks in media, where our collective holdings beat those in the index by a wide margin. Large stakes in advertising giant Omnicom Group and satellite broadcaster EchoStar led the way here. Favoring market-sensitive financials such as Merrill Lynch also helped, as did underweighting the lagging large-cap drug stocks.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Investment Summary

Top Five Stocks as of December 31, 2003
% of fund's net assets
Omnicom Group, Inc.	6.5
Gillette Co.	5.8
BellSouth Corp.	5.3
Morgan Stanley	5.2
EchoStar Communications Corp. Class A	4.8
27.6
Top Five Market Sectors as of December 31, 2003
% of fund's net assets
Financials	21.2
Consumer Discretionary	20.0
Consumer Staples	16.9
Telecommunication Services	8.4
Industrials	6.0
Asset Allocation as of December 31, 2003
% of fund's net assets *
Stocks	88.5%
Short-Term Investments and Net Other Assets	11.5%

* Foreign investments	4.4%

Annual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Investments December 31, 2003

Showing Percentage of Net Assets

Common Stocks - 88.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 20.0%
Hotels, Restaurants & Leisure - 0.6%
Carnival Corp. unit	152,200	$ 6,046,906
Starwood Hotels & Resorts Worldwide, Inc. unit	96,100	3,456,717
		9,503,623
Household Durables - 0.1%
Garmin Ltd.	26,410	1,438,817
Media - 15.9%
Comcast Corp. Class A (special) (a)	266,200	8,326,736
E.W. Scripps Co. Class A	384,300	36,178,002
EchoStar Communications Corp. Class A (a)	2,107,100	71,641,400
News Corp. Ltd. ADR	469,100	16,934,510
Omnicom Group, Inc.	1,100,600	96,115,398
Pegasus Communications Corp. Class A (a)	142,909	4,012,885
Tribune Co.	44,500	2,296,200
		235,505,131
Multiline Retail - 2.2%
Dollar Tree Stores, Inc. (a)	216,500	6,507,990
Kohl's Corp. (a)	570,400	25,633,776
Nordstrom, Inc.	29,700	1,018,710
		33,160,476
Specialty Retail - 0.7%
Hollywood Entertainment Corp. (a)	751,700	10,335,875
Textiles Apparel & Luxury Goods - 0.5%
Liz Claiborne, Inc.	205,800	7,297,668
TOTAL CONSUMER DISCRETIONARY		297,241,590
CONSUMER STAPLES - 16.9%
Beverages - 1.2%
Anheuser-Busch Companies, Inc.	74,800	3,940,464
The Coca-Cola Co.	290,400	14,737,800
		18,678,264
Food & Staples Retailing - 5.3%
Costco Wholesale Corp. (a)	152,400	5,666,232
Sysco Corp.	164,700	6,131,781
Wal-Mart Stores, Inc.	921,900	48,906,795
Walgreen Co.	485,000	17,644,300
		78,349,108
Food Products - 0.8%
McCormick & Co., Inc. (non-vtg.)	421,100	12,675,110
Household Products - 2.6%
Colgate-Palmolive Co.	309,200	15,475,460
Kimberly-Clark Corp.	387,000	22,867,830
		38,343,290
Personal Products - 5.8%
Gillette Co.	2,335,300	85,775,569

	Shares	Value (Note 1)
Tobacco - 1.2%
Altria Group, Inc.	318,960	$ 17,357,803
TOTAL CONSUMER STAPLES		251,179,144
ENERGY - 4.6%
Oil & Gas - 4.6%
BP PLC sponsored ADR	471,100	23,248,785
Exxon Mobil Corp.	1,082,056	44,364,296
		67,613,081
FINANCIALS - 21.2%
Capital Markets - 11.4%
Goldman Sachs Group, Inc.	374,500	36,974,385
Merrill Lynch & Co., Inc.	935,100	54,843,615
Morgan Stanley	1,332,700	77,123,349
		168,941,349
Commercial Banks - 5.2%
Bank One Corp.	180,300	8,219,877
Wells Fargo & Co.	1,186,400	69,867,096
		78,086,973
Consumer Finance - 0.8%
American Express Co.	236,700	11,416,041
Insurance - 3.5%
Allstate Corp.	288,500	12,411,270
American International Group, Inc.	454,905	30,151,103
PartnerRe Ltd.	111,600	6,478,380
Travelers Property Casualty Corp. Class B	141,300	2,397,861
		51,438,614
Real Estate - 0.3%
Equity Office Properties Trust	165,800	4,750,170
TOTAL FINANCIALS		314,633,147
HEALTH CARE - 4.5%
Biotechnology - 0.9%
Amgen, Inc. (a)	215,000	13,287,000
Health Care Equipment & Supplies - 1.2%
Advanced Medical Optics, Inc. (a)	1	20
Alcon, Inc.	124,300	7,525,122
Medtronic, Inc.	227,200	11,044,192
		18,569,334
Pharmaceuticals - 2.4%
Allergan, Inc.	98,500	7,565,785
Pfizer, Inc.	788,400	27,854,172
		35,419,957
TOTAL HEALTH CARE		67,276,291
INDUSTRIALS - 6.0%
Aerospace & Defense - 1.5%
EADS NV	135,200	3,205,783
Lockheed Martin Corp.	115,500	5,936,700
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Aerospace & Defense - continued
Northrop Grumman Corp.	83,100	$ 7,944,360
United Technologies Corp.	58,500	5,544,045
		22,630,888
Airlines - 1.4%
Continental Airlines, Inc. Class B (a)	668,500	10,876,495
MAIR Holdings, Inc. (a)	435,200	3,168,256
Northwest Airlines Corp. (a)	320,000	4,038,400
Southwest Airlines Co.	179,500	2,897,130
		20,980,281
Building Products - 0.2%
American Standard Companies, Inc. (a)	29,300	2,950,510
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	92,400	5,176,248
Industrial Conglomerates - 1.8%
General Electric Co.	850,800	26,357,784
Machinery - 0.1%
Illinois Tool Works, Inc.	14,500	1,216,695
Road & Rail - 0.6%
Union Pacific Corp.	136,200	9,463,176
TOTAL INDUSTRIALS		88,775,582
INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 1.9%
Cisco Systems, Inc. (a)	1,139,700	27,683,313
Foundry Networks, Inc. (a)	300	8,208
Nokia Corp. sponsored ADR	27,900	474,300
		28,165,821
Computers & Peripherals - 0.1%
Diebold, Inc.	2,300	123,901
Lexmark International, Inc. Class A (a)	14,000	1,100,960
		1,224,861
IT Services - 0.6%
Paychex, Inc.	241,819	8,995,667
Software - 3.3%
Microsoft Corp.	1,814,800	49,979,592
TOTAL INFORMATION TECHNOLOGY		88,365,941
MATERIALS - 0.1%
Chemicals - 0.1%
PPG Industries, Inc.	28,900	1,850,178
Praxair, Inc.	4,600	175,720
		2,025,898

	Shares	Value (Note 1)
Containers & Packaging - 0.0%
Ball Corp.	6	$ 357
TOTAL MATERIALS		2,026,255
TELECOMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 8.4%
BellSouth Corp.	2,802,600	79,313,580
SBC Communications, Inc.	790,530	20,609,117
Verizon Communications, Inc.	701,500	24,608,620
		124,531,317
UTILITIES - 0.9%
Electric Utilities - 0.9%
Entergy Corp.	228,300	13,042,779
FPL Group, Inc.	2,800	183,176
		13,225,955
TOTAL COMMON STOCKS (Cost $1,174,667,456)		1,314,868,303
Money Market Funds - 13.2%

Fidelity Cash Central Fund, 1.07% (b)	192,721,736	192,721,736
Fidelity Securities Lending Cash Central Fund, 1.09% (b)	3,255,875	3,255,875
TOTAL MONEY MARKET FUNDS (Cost $195,977,611)		195,977,611
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $1,370,645,067)		1,510,845,914
NET OTHER ASSETS - (1.7)%		(25,777,628)
NET ASSETS - 100%		$ 1,485,068,286
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $468,088,420 and $267,385,284, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $32,908 for the period.
Income Tax Information

At December 31, 2003, the fund had a capital loss carryforward of approximately $166,422,000 of which $49,149,000, $107,382,000 and $9,891,000 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Fidelity Variable Insurance Products: Growth & Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2003

Assets
Investment in securities, at value (including securities loaned of $3,104,535) (cost $1,370,645,067) - See accompanying schedule		$ 1,510,845,914
Receivable for fund shares sold		654,942
Dividends receivable		1,158,009
Interest receivable		172,140
Prepaid expenses		7,722
Other receivables		28,733
Total assets		1,512,867,460

Liabilities
Payable for investments purchased	$ 22,903,336
Payable for fund shares redeemed	803,077
Accrued management fee	574,873
Distribution fees payable	96,439
Other affiliated payables	110,046
Other payables and accrued expenses	55,528
Collateral on securities loaned, at value	3,255,875
Total liabilities		27,799,174

Net Assets		$ 1,485,068,286
Net Assets consist of:
Paid in capital		$ 1,502,091,257
Undistributed net investment income		12,027,562
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(169,251,380)
Net unrealized appreciation (depreciation) on investments		140,200,847
Net Assets		$ 1,485,068,286
Initial Class: Net Asset Value, offering price and redemption price per share ($785,493,956 ÷ 59,249,650 shares)		$ 13.26

Service Class: Net Asset Value, offering price and redemption price per share ($357,585,122 ÷ 27,133,909 shares)		$ 13.18

Service Class 2: Net Asset Value, offering price and redemption price per share ($341,989,208 ÷ 26,133,761 shares)		$ 13.09

Statement of Operations

	Year ended December 31, 2003

Investment Income
Dividends		$ 17,031,170
Interest		2,596,201
Security lending		24,914
Total income		19,652,285

Expenses
Management fee	$ 5,872,983
Transfer agent fees	846,160
Distribution fees	851,782
Accounting and security lending fees	297,038
Non-interested trustees' compensation	4,861
Custodian fees and expenses	18,218
Audit	38,843
Legal	7,697
Miscellaneous	183,971
Total expenses before reductions	8,121,553
Expense reductions	(33,216)	8,088,337
Net investment income (loss)		11,563,948
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(8,956,799)
Foreign currency transactions	(366)
Total net realized gain (loss)		(8,957,165)
Change in net unrealized appreciation (depreciation) on investment securities		256,023,394
Net gain (loss)		247,066,229
Net increase (decrease) in net assets resulting from operations		$ 258,630,177

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2003	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,563,948	$ 14,033,270
Net realized gain (loss)	(8,957,165)	(105,954,322)
Change in net unrealized appreciation (depreciation)	256,023,394	(123,219,077)
Net increase (decrease) in net assets resulting from operations	258,630,177	(215,140,129)
Distributions to shareholders from net investment income	(12,772,749)	(15,060,404)
Share transactions - net increase (decrease)	210,037,372	8,584,266
Total increase (decrease) in net assets	455,894,800	(221,616,267)

Net Assets
Beginning of period	1,029,173,486	1,250,789,753
End of period (including undistributed net investment income of $12,027,562 and undistributed net investment income of $13,960,647, respectively)	$ 1,485,068,286	$ 1,029,173,486
Other Information:
Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	8,588,135	4,730,597	14,305,974
Reinvested	791,445	298,276	164,516
Redeemed	(8,881,933)	(1,062,769)	(1,468,648)
Net increase (decrease)	497,647	3,966,104	13,001,842

Dollars Sold	$ 102,662,499	$ 56,731,473	$ 170,921,383
Reinvested	8,080,656	3,030,479	1,661,614
Redeemed	(103,784,385)	(12,033,144)	(17,233,203)
Net increase (decrease)	$ 6,958,770	$ 47,728,808	$ 155,349,794

Share Transactions	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
Shares Sold	5,547,232	3,741,835	8,546,664
Reinvested	858,112	262,919	83,941
Redeemed	(15,376,984)	(2,273,174)	(1,333,545)
Net increase (decrease)	(8,971,640)	1,731,580	7,297,060

Dollars Sold	$ 65,703,944	$ 44,246,058	$ 98,819,591
Reinvested	10,743,568	3,275,965	1,040,871
Redeemed	(175,367,574)	(25,009,314)	(14,868,843)
Net increase (decrease)	$ (98,920,062)	$ 22,512,709	$ 84,991,619

Distributions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 8,080,656	$ 3,030,479	$ 1,661,614
From net realized gain	-	-	-
Total	$ 8,080,656	$ 3,030,479	$ 1,661,614

	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
From net investment income	$ 10,743,568	$ 3,275,965	$ 1,040,871
From net realized gain	-	-	-
Total	$ 10,743,568	$ 3,275,965	$ 1,040,871

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Financial Highlights - Initial Class

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 13.19	$ 15.26	$ 17.30	$ 16.15
Income from Investment Operations
Net investment income (loss) C	.12	.15	.18	.20	.18
Net realized and unrealized gain (loss)	2.42	(2.32)	(1.45)	(.81)	1.27
Total from investment operations	2.54	(2.17)	(1.27)	(.61)	1.45
Distributions from net investment income	(.14)	(.16)	(.19)	(.19)	(.10)
Distributions from net realized gain	-	-	(.61)	(1.24)	(.20)
Total distributions	(.14)	(.16)	(.80)	(1.43)	(.30)
Net asset value, end of period	$ 13.26	$ 10.86	$ 13.19	$ 15.26	$ 17.30
Total Return A, B	23.77%	(16.61)%	(8.75)%	(3.62)%	9.17%
Ratios to Average Net Assets D
Expenses before expense reductions	.59%	.59%	.58%	.58%	.60%
Expenses net of voluntary waivers, if any	.59%	.59%	.58%	.58%	.60%
Expenses net of all reductions	.59%	.58%	.56%	.57%	.59%
Net investment income (loss)	1.02%	1.30%	1.34%	1.26%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 785,494	$ 638,124	$ 893,359	$ 1,011,393	$ 1,259,396
Portfolio turnover rate	25%	43%	58%	72%	58%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.80	$ 13.12	$ 15.19	$ 17.24	$ 16.11
Income from Investment Operations
Net investment income (loss) C	.11	.14	.16	.18	.16
Net realized and unrealized gain (loss)	2.40	(2.31)	(1.44)	(.80)	1.27
Total from investment operations	2.51	(2.17)	(1.28)	(.62)	1.43
Distributions from net investment income	(.13)	(.15)	(.18)	(.19)	(.10)
Distributions from net realized gain	-	-	(.61)	(1.24)	(.20)
Total distributions	(.13)	(.15)	(.79)	(1.43)	(.30)
Net asset value, end of period	$ 13.18	$ 10.80	$ 13.12	$ 15.19	$ 17.24
Total Return A, B	23.60%	(16.69)%	(8.85)%	(3.69)%	9.06%
Ratios to Average Net Assets D
Expenses before expense reductions	.69%	.69%	.68%	.69%	.70%
Expenses net of voluntary waivers, if any	.69%	.69%	.68%	.69%	.70%
Expenses net of all reductions	.69%	.68%	.66%	.68%	.69%
Net investment income (loss)	.92%	1.20%	1.24%	1.16%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 357,585	$ 250,160	$ 281,194	$ 212,994	$ 95,600
Portfolio turnover rate	25%	43%	58%	72%	58%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.73	$ 13.07	$ 15.17	$ 16.94
Income from Investment Operations
Net investment income (loss) E	.09	.12	.14	.15
Net realized and unrealized gain (loss)	2.39	(2.30)	(1.44)	(.49)
Total from investment operations	2.48	(2.18)	(1.30)	(.34)
Distributions from net investment income	(.12)	(.16)	(.19)	(.19)
Distributions from net realized gain	-	-	(.61)	(1.24)
Total distributions	(.12)	(.16)	(.80)	(1.43)
Net asset value, end of period	$ 13.09	$ 10.73	$ 13.07	$ 15.17
Total Return B, C, D	23.44%	(16.84)%	(9.01)%	(2.11)%
Ratios to Average Net Assets G
Expenses before expense reductions	.85%	.85%	.84%	.85% A
Expenses net of voluntary waivers, if any	.85%	.85%	.84%	.85% A
Expenses net of all reductions	.84%	.84%	.82%	.84% A
Net investment income (loss)	.76%	1.05%	1.08%	1.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 341,989	$ 140,890	$ 76,237	$ 13,025
Portfolio turnover rate	25%	43%	58%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2003	Past 1 year	Past 5 years	Life of fund A
Fidelity ® VIP: Growth Opportunities - Initial Class	29.87%	-5.56%	7.44%
Fidelity VIP: Growth Opportunities - Service Class B	29.66%	-5.65%	7.37%
Fidelity VIP: Growth Opportunities - Service Class 2 C	29.40%	-5.78%	7.29%

A From January 3, 1995

B The initial offering of Service Class shares took place November 3, 1997. Performance for Service Class shares reflects an asset based service fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

C The initial offering of Service Class 2 shares took place January 12, 2000. Performance for Service Class 2 shares reflects an asset based service fee (12b-1 fee). Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2 shares' 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Growth Opportunities Portfolio - Initial Class on January 3, 1995, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index did over the same period.

Annual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Management's Discussion of Fund Performance

Comments from Bettina Doulton, Portfolio Manager of Fidelity® Variable Insurance Products: Growth Opportunities Portfolio

U.S. equity markets snapped a three-year losing streak in 2003, rebounding on the strength of the lowest interest rates in decades, improved corporate profits and a resurgent economy. For the year overall, the Standard & Poor's 500SM Index gained 28.69%, the Dow Jones Industrial AverageSM rose 28.14% and the NASDAQ Composite® Index advanced 50.77%. Small-cap stocks led the charge, particularly lower-quality issues in cyclical industries such as biotechnology and the Internet. As a result, the Russell 2000® Index had its best calendar year ever, climbing 47.25%. The start of the year gave little indication of the strong performance to come, as the hangover of corporate governance scandals and an impending war with Iraq clouded the outlook for 2003. However, investors were encouraged by solid gross domestic product (GDP) growth in the first two quarters of 2003, and what seemed to be a quick resolution to the Iraqi conflict. Federal tax cuts and a boom in mortgage refinancing further boosted the markets and put more discretionary income in consumers' pockets. In the third quarter, GDP growth grew 8.2%, its highest level since 1984.

For the year ending December 31, 2003, the fund slightly outperformed the S&P 500® index, which gained 28.69%, and performed about in line with the LipperSM Variable Annuity Growth Funds Average, which returned 30.23%. The fund outperformed its peers through much of the year, but couldn't quite maintain its lead as the market rally increasingly focused on smaller, aggressive stocks and NASDAQ names later in the year. Consequently, several of the large-cap, defensive steady growers among the fund's top-10 holdings, such as Microsoft, Gillette and Coca-Cola, lagged in the second-half rally. Stock selection in technology, particularly semiconductors, was a significant contributor relative to the index. Three of our top eight performers were semiconductor-related: National Semiconductor, Texas Instruments and Analog Devices. In media, weak advertising spending in the spot market - local TV, radio and newspapers - hurt the fund's positions in Viacom and Fox Entertainment. Cooper Cameron and Schlumberger also disappointed, as energy companies worked to improve their balance sheets rather than fund new exploration projects. On the other hand, brokerage stocks Merrill Lynch and Citigroup boosted performance as the capital markets improved.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Investment Summary

Top Five Stocks as of December 31, 2003
% of fund's net assets
Microsoft Corp.	3.5
General Electric Co.	3.1
Citigroup, Inc.	3.0
Pfizer, Inc.	2.9
Viacom, Inc. Class B (non-vtg.)	2.2
14.7
Top Five Market Sectors as of December 31, 2003
% of fund's net assets
Consumer Discretionary	18.3
Information Technology	18.2
Financials	13.3
Health Care	13.0
Industrials	10.2
Asset Allocation as of December 31, 2003
% of fund's net assets *
Stocks and Equity Futures	98.2%
Short-Term Investments and Net Other Assets	1.8%

* Foreign investments	6.9%

Annual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Investments December 31, 2003

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 18.3%
Automobiles - 0.4%
Harley-Davidson, Inc.	68,200	$ 3,241,546
Hotels, Restaurants & Leisure - 2.2%
Carnival Corp. unit	22,800	905,844
Darden Restaurants, Inc.	43,100	906,824
Hilton Hotels Corp.	198,600	3,402,018
Krispy Kreme Doughnuts, Inc. (a)	48,500	1,775,100
Mandalay Resort Group	21,500	961,480
McDonald's Corp.	110,700	2,748,681
Panera Bread Co. Class A (a)	30,700	1,213,571
Starbucks Corp. (a)	51,200	1,692,672
Starwood Hotels & Resorts Worldwide, Inc. unit	102,500	3,686,925
		17,293,115
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	38,400	2,021,376
InterActiveCorp (a)	55,800	1,893,294
		3,914,670
Media - 11.8%
Cablevision Systems Corp. - NY Group Class A (a)	126,700	2,963,513
Clear Channel Communications, Inc.	160,600	7,520,898
Comcast Corp. Class A (special) (a)	100,808	3,153,274
Dow Jones & Co., Inc.	66,500	3,315,025
Fox Entertainment Group, Inc. Class A (a)	324,400	9,456,260
Hughes Electronics Corp. (a)	70,055	1,159,410
Liberty Media Corp. Class A (a)	335,800	3,992,662
Meredith Corp.	50,600	2,469,786
News Corp. Ltd.:
ADR	294,600	10,635,060
sponsored ADR	7,835	237,009
Omnicom Group, Inc.	33,600	2,934,288
Time Warner, Inc. (a)	811,200	14,593,488
Univision Communications, Inc. Class A (a)	210,300	8,346,807
Viacom, Inc. Class B (non-vtg.)	391,120	17,357,906
Walt Disney Co.	152,700	3,562,491
		91,697,877
Specialty Retail - 2.8%
Best Buy Co., Inc.	102,600	5,359,824
Circuit City Stores, Inc.	179,000	1,813,270
Home Depot, Inc.	150,900	5,355,441
Lowe's Companies, Inc.	23,300	1,290,587
Staples, Inc. (a)	212,200	5,793,060
Williams-Sonoma, Inc. (a)	49,900	1,735,023
		21,347,205

	Shares	Value (Note 1)
Textiles Apparel & Luxury Goods - 0.6%
Coach, Inc. (a)	32,800	$ 1,238,200
NIKE, Inc. Class B	47,100	3,224,466
		4,462,666
TOTAL CONSUMER DISCRETIONARY		141,957,079
CONSUMER STAPLES - 8.9%
Beverages - 2.8%
Anheuser-Busch Companies, Inc.	39,200	2,065,056
PepsiCo, Inc.	68,500	3,193,470
The Coca-Cola Co.	318,600	16,168,950
		21,427,476
Food & Staples Retailing - 1.2%
Costco Wholesale Corp. (a)	26,600	988,988
Sysco Corp.	67,200	2,501,856
Wal-Mart Stores, Inc.	106,100	5,628,605
		9,119,449
Food Products - 1.1%
Dean Foods Co. (a)	142,500	4,683,975
The J.M. Smucker Co.	80,078	3,626,733
		8,310,708
Household Products - 0.6%
Colgate-Palmolive Co.	73,900	3,698,695
Procter & Gamble Co.	10,820	1,080,702
		4,779,397
Personal Products - 2.4%
Avon Products, Inc.	23,222	1,567,253
Gillette Co.	470,970	17,298,728
		18,865,981
Tobacco - 0.8%
Altria Group, Inc.	114,320	6,221,294
TOTAL CONSUMER STAPLES		68,724,305
ENERGY - 5.5%
Energy Equipment & Services - 2.4%
Baker Hughes, Inc.	88,100	2,833,296
Cooper Cameron Corp. (a)	30,800	1,435,280
Helmerich & Payne, Inc.	25,200	703,836
Schlumberger Ltd. (NY Shares)	256,500	14,035,680
		19,008,092
Oil & Gas - 3.1%
BP PLC sponsored ADR	171,290	8,453,162
ConocoPhillips	47,930	3,142,770
Exxon Mobil Corp.	301,400	12,357,400
		23,953,332
TOTAL ENERGY		42,961,424
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 13.3%
Capital Markets - 4.4%
Bank of New York Co., Inc.	32,300	$ 1,069,776
Charles Schwab Corp.	100,500	1,189,920
Goldman Sachs Group, Inc.	44,700	4,413,231
Lehman Brothers Holdings, Inc.	22,700	1,752,894
Merrill Lynch & Co., Inc.	215,000	12,609,750
Morgan Stanley	223,200	12,916,584
		33,952,155
Commercial Banks - 0.6%
Bank of America Corp.	38,100	3,064,383
Bank One Corp.	33,700	1,536,383
		4,600,766
Consumer Finance - 1.7%
American Express Co.	255,000	12,298,650
SLM Corp.	21,200	798,816
		13,097,466
Diversified Financial Services - 3.0%
Citigroup, Inc.	482,307	23,411,182
Insurance - 2.0%
AFLAC, Inc.	11,000	397,980
American International Group, Inc.	202,062	13,392,669
MetLife, Inc.	22,400	754,208
Travelers Property Casualty Corp. Class A	49,709	834,117
		15,378,974
Thrifts & Mortgage Finance - 1.6%
Fannie Mae	139,200	10,448,352
Freddie Mac	37,400	2,181,168
		12,629,520
TOTAL FINANCIALS		103,070,063
HEALTH CARE - 13.0%
Biotechnology - 0.2%
Celgene Corp. (a)	27,900	1,256,058
CV Therapeutics, Inc. (a)	16,000	234,560
		1,490,618
Health Care Equipment & Supplies - 2.2%
Alcon, Inc.	98,400	5,957,136
Bausch & Lomb, Inc.	64,700	3,357,930
Becton, Dickinson & Co.	97,000	3,990,580
C.R. Bard, Inc.	8,400	682,500
Medtronic, Inc.	40,500	1,968,705
St. Jude Medical, Inc. (a)	17,880	1,096,938
		17,053,789
Health Care Providers & Services - 0.8%
Cardinal Health, Inc.	14,205	868,778
McKesson Corp.	22,400	720,384

	Shares	Value (Note 1)
UnitedHealth Group, Inc.	39,900	$ 2,321,382
WebMD Corp. (a)	252,300	2,268,177
		6,178,721
Pharmaceuticals - 9.8%
Abbott Laboratories	178,830	8,333,478
AstraZeneca PLC sponsored ADR	44,600	2,157,748
Barr Laboratories, Inc. (a)	36,145	2,781,358
Bristol-Myers Squibb Co.	27,900	797,940
Eli Lilly & Co.	38,900	2,735,837
Forest Laboratories, Inc. (a)	27,700	1,711,860
Johnson & Johnson	256,500	13,250,790
Merck & Co., Inc.	153,700	7,100,940
Novartis AG sponsored ADR	134,700	6,181,383
Pfizer, Inc.	629,593	22,243,521
Schering-Plough Corp.	87,100	1,514,669
Watson Pharmaceuticals, Inc. (a)	32,700	1,504,200
Wyeth	142,500	6,049,125
		76,362,849
TOTAL HEALTH CARE		101,085,977
INDUSTRIALS - 10.2%
Aerospace & Defense - 1.8%
Boeing Co.	117,900	4,968,306
EADS NV	78,650	1,864,903
Honeywell International, Inc.	22,700	758,861
Lockheed Martin Corp.	54,370	2,794,618
Northrop Grumman Corp.	34,100	3,259,960
		13,646,648
Air Freight & Logistics - 1.3%
FedEx Corp.	68,400	4,617,000
United Parcel Service, Inc. Class B	79,100	5,896,905
		10,513,905
Airlines - 0.7%
Continental Airlines, Inc. Class B (a)	55,700	906,239
Southwest Airlines Co.	267,450	4,316,643
		5,222,882
Commercial Services & Supplies - 0.5%
Apollo Group, Inc. Class A (a)	22,300	1,516,400
Manpower, Inc.	33,300	1,567,764
Monster Worldwide, Inc. (a)	22,600	496,296
		3,580,460
Industrial Conglomerates - 4.6%
3M Co.	89,800	7,635,694
General Electric Co.	775,250	24,017,245
Tyco International Ltd.	162,200	4,298,300
		35,951,239
Machinery - 1.1%
Caterpillar, Inc.	50,200	4,167,604
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Danaher Corp.	23,500	$ 2,156,125
Parker Hannifin Corp.	33,200	1,975,400
		8,299,129
Road & Rail - 0.2%
CSX Corp.	34,290	1,232,383
Union Pacific Corp.	11,040	767,059
		1,999,442
TOTAL INDUSTRIALS		79,213,705
INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 4.1%
CIENA Corp. (a)	63,800	423,632
Cisco Systems, Inc. (a)	643,460	15,629,643
Corning, Inc. (a)	232,600	2,426,018
Juniper Networks, Inc. (a)	199,600	3,728,528
Motorola, Inc.	186,700	2,626,869
Nortel Networks Corp. (a)	369,600	1,563,409
QUALCOMM, Inc.	22,600	1,218,818
Scientific-Atlanta, Inc.	48,470	1,323,231
Sonus Networks, Inc. (a)	322,800	2,440,368
		31,380,516
Computers & Peripherals - 2.9%
Dell, Inc. (a)	190,900	6,482,964
Diebold, Inc.	46,300	2,494,181
EMC Corp. (a)	157,000	2,028,440
Hewlett-Packard Co.	183,000	4,203,510
International Business Machines Corp.	22,600	2,094,568
Lexmark International, Inc. Class A (a)	17,000	1,336,880
Maxtor Corp. (a)	90,500	1,004,550
Network Appliance, Inc. (a)	85,500	1,755,315
Sun Microsystems, Inc. (a)	211,200	948,288
		22,348,696
Electronic Equipment & Instruments - 0.2%
Agilent Technologies, Inc. (a)	49,400	1,444,456
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	72,700	3,283,859
IT Services - 0.2%
Hewitt Associates, Inc. Class A (a)	29,500	882,050
Paychex, Inc.	22,166	824,575
		1,706,625
Semiconductors & Semiconductor Equipment - 5.6%
Agere Systems, Inc. Class A (a)	54,900	167,445
Analog Devices, Inc.	115,300	5,263,445
Applied Materials, Inc. (a)	123,000	2,761,350
Intel Corp.	318,210	10,246,362
KLA-Tencor Corp. (a)	42,500	2,493,475
Lam Research Corp. (a)	81,700	2,638,910

	Shares	Value (Note 1)
Marvell Technology Group Ltd. (a)	27,877	$ 1,057,375
National Semiconductor Corp. (a)	141,300	5,568,633
Omnivision Technologies, Inc. (a)	9,100	502,775
Samsung Electronics Co. Ltd.	2,850	1,077,861
Teradyne, Inc. (a)	38,800	987,460
Texas Instruments, Inc.	260,100	7,641,738
Xilinx, Inc. (a)	75,300	2,917,122
		43,323,951
Software - 4.8%
Adobe Systems, Inc.	96,200	3,780,660
Microsoft Corp.	996,520	27,444,159
Oracle Corp. (a)	73,800	974,160
Red Hat, Inc. (a)	65,899	1,236,924
Symantec Corp. (a)	50,600	1,753,290
VERITAS Software Corp. (a)	63,788	2,370,362
		37,559,555
TOTAL INFORMATION TECHNOLOGY		141,047,658
MATERIALS - 4.2%
Chemicals - 2.1%
Dow Chemical Co.	196,300	8,160,191
E.I. du Pont de Nemours & Co.	44,900	2,060,461
International Flavors & Fragrances, Inc.	43,100	1,505,052
Praxair, Inc.	118,600	4,530,520
		16,256,224
Containers & Packaging - 0.1%
Pactiv Corp. (a)	39,800	951,220
Metals & Mining - 1.7%
Alcoa, Inc.	171,700	6,524,600
Phelps Dodge Corp. (a)	87,420	6,651,788
		13,176,388
Paper & Forest Products - 0.3%
International Paper Co.	54,700	2,358,117
TOTAL MATERIALS		32,741,949
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
BellSouth Corp.	42,800	1,211,240
NTL, Inc. (a)	10,800	753,300
SBC Communications, Inc.	266,060	6,936,184
Verizon Communications, Inc.	183,400	6,433,672
		15,334,396
UTILITIES - 0.1%
Electric Utilities - 0.1%
PG&E Corp. (a)	21,600	599,832
TOTAL COMMON STOCKS (Cost $597,451,356)		726,736,388
U.S. Treasury Obligations - 0.3%
	Principal Amount	Value (Note 1)
U.S. Treasury Bills, yield at date of purchase 0.87% 3/11/04 (c) (Cost $2,495,710)	$ 2,500,000	$ 2,495,928
Money Market Funds - 6.4%
	Shares
Fidelity Cash Central Fund, 1.07% (b) (Cost $49,407,853)	49,407,853	49,407,853
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $649,354,919)		778,640,169
NET OTHER ASSETS - (0.4)%		(3,141,514)
NET ASSETS - 100%		$ 775,498,655
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
127 S&P 500 Index Contracts	March 2004	$ 35,261,550	$ 853,313

The face value of futures purchased as a percentage of net assets - 4.5%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,495,928.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $397,900,867 and $378,416,859, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $26,718 for the period.
Income Tax Information

At December 31, 2003, the fund had a capital loss carryforward of approximately $277,246,000 of which $11,753,000, $149,878,000 and $115,615,000 will expire on December 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2003

Assets
Investment in securities, at value (cost $649,354,919) - See accompanying schedule		$ 778,640,169
Receivable for investments sold		2,922,920
Receivable for fund shares sold		405,301
Dividends receivable		813,790
Interest receivable		44,711
Receivable for daily variation on futures contracts		92,075
Prepaid expenses		4,155
Other receivables		62,315
Total assets		782,985,436

Liabilities
Payable for investments purchased	$ 6,235,221
Payable for fund shares redeemed	747,007
Accrued management fee	361,863
Distribution fees payable	30,301
Other affiliated payables	61,667
Other payables and accrued expenses	50,722
Total liabilities		7,486,781

Net Assets		$ 775,498,655
Net Assets consist of:
Paid in capital		$ 924,036,354
Undistributed net investment income		3,663,993
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(282,350,096)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		130,148,404
Net Assets		$ 775,498,655

Initial Class: Net Asset Value, offering price and redemption price per share ($490,709,558 ÷ 32,560,919 shares)		$ 15.07

Service Class: Net Asset Value, offering price and redemption price per share ($224,659,918 ÷ 14,914,814 shares)		$ 15.06

Service Class 2: Net Asset Value, offering price and redemption price per share ($60,129,179 ÷ 4,013,130 shares)		$ 14.98

Statement of Operations

	Year ended December 31, 2003

Investment Income
Dividends		$ 8,281,240
Interest		728,218
Security lending		10,959
Total income		9,020,417

Expenses
Management fee	$ 3,917,176
Transfer agent fees	480,549
Distribution fees	319,540
Accounting and security lending fees	211,274
Non-interested trustees' compensation	3,316
Custodian fees and expenses	20,923
Audit	38,405
Legal	4,692
Miscellaneous	206,799
Total expenses before reductions	5,202,674
Expense reductions	(161,542)	5,041,132
Net investment income (loss)		3,979,285
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	10,832,776
Foreign currency transactions	1,489
Futures contracts	7,370,564
Total net realized gain (loss)		18,204,829
Change in net unrealized appreciation (depreciation) on: Investment securities	151,661,594
Assets and liabilities in foreign currencies	6,103
Futures contracts	2,816,998
Total change in net unrealized appreciation (depreciation)		154,484,695
Net gain (loss)		172,689,524
Net increase (decrease) in net assets resulting from operations		$ 176,668,809

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2003	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,979,285	$ 4,975,875
Net realized gain (loss)	18,204,829	(113,552,394)
Change in net unrealized appreciation (depreciation)	154,484,695	(95,136,556)
Net increase (decrease) in net assets resulting from operations	176,668,809	(203,713,075)
Distributions to shareholders from net investment income	(4,842,328)	(8,515,304)
Share transactions - net increase (decrease)	(29,607,058)	(130,074,012)
Total increase (decrease) in net assets	142,219,423	(342,302,391)

Net Assets
Beginning of period	633,279,232	975,581,623
End of period (including undistributed net investment income of $3,663,993 and undistributed net investment income of $4,525,392, respectively)	$ 775,498,655	$ 633,279,232
Other Information:
Share Transactions	Year ended December 31, 2003
Shares	Initial Class	Service Class	Service Class 2
Sold	4,861,113	1,609,284	1,388,002
Reinvested	309,123	114,933	19,452
Redeemed	(7,052,265)	(2,906,117)	(959,886)
Net increase (decrease)	(1,882,029)	(1,181,900)	447,568

Dollars Sold	$ 63,883,410	$ 21,117,379	$ 18,018,110
Reinvested	3,375,625	1,255,069	211,634
Redeemed	(88,846,190)	(36,517,831)	(12,104,264)
Net increase (decrease)	$ (21,587,155)	$ (14,145,383)	$ 6,125,480

Share Transactions	Year ended December 31, 2002
Shares	Initial Class	Service Class	Service Class 2
Sold	4,073,344	2,148,249	2,793,837
Reinvested	418,938	154,434	23,984
Redeemed	(13,173,878)	(4,639,853)	(2,220,662)
Net increase (decrease)	(8,681,596)	(2,337,170)	597,159

Dollars Sold	$ 53,351,268	$ 28,729,746	$ 36,310,489
Reinvested	5,974,043	2,200,701	340,561
Redeemed	(170,612,111)	(58,753,780)	(27,614,929)
Net increase (decrease)	$ (111,286,800)	$ (27,823,333)	$ 9,036,121
Distributions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 3,375,625	$ 1,255,069	$ 211,634
From net realized gain	-	-	-
Total	$ 3,375,625	$ 1,255,069	$ 211,634
	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
From net investment income	$ 5,974,042	$ 2,200,701	$ 340,561
From net realized gain	-	-	-
Total	$ 5,974,042	$ 2,200,701	$ 340,561

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Financial Highlights - Initial Class

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 15.13	$ 17.74	$ 23.15	$ 22.88
Income from Investment Operations
Net investment income (loss) C	.08	.09	.12	.06	.27
Net realized and unrealized gain (loss)	3.38	(3.37)	(2.67)	(3.77)	.66
Total from investment operations	3.46	(3.28)	(2.55)	(3.71)	.93
Distributions from net investment income	(.10)	(.14)	(.06)	(.29)	(.23)
Distributions from net realized gain	-	-	-	(1.41)	(.43)
Total distributions	(.10)	(.14)	(.06)	(1.70)	(.66)
Net asset value, end of period	$ 15.07	$ 11.71	$ 15.13	$ 17.74	$ 23.15
Total Return A,B	29.87%	(21.84)%	(14.42)%	(17.07)%	4.27%
Ratios to Average Net Assets D
Expenses before expense reductions	.72%	.70%	.69%	.68%	.69%
Expenses net of voluntary waivers, if any	.72%	.70%	.69%	.68%	.69%
Expenses net of all reductions	.70%	.66%	.67%	.66%	.68%
Net investment income (loss)	.64%	.68%	.79%	.31%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 490,710	$ 403,476	$ 652,493	$ 951,875	$ 1,541,587
Portfolio turnover rate	62%	60%	89%	117%	42%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.70	$ 15.11	$ 17.71	$ 23.12	$ 22.86
Income from Investment Operations
Net investment income (loss) C	.07	.08	.11	.04	.25
Net realized and unrealized gain (loss)	3.37	(3.37)	(2.67)	(3.76)	.66
Total from investment operations	3.44	(3.29)	(2.56)	(3.72)	.91
Distributions from net investment income	(.08)	(.12)	(.04)	(.28)	(.22)
Distributions from net realized gain	-	-	-	(1.41)	(.43)
Total distributions	(.08)	(.12)	(.04)	(1.69)	(.65)
Net asset value, end of period	$ 15.06	$ 11.70	$ 15.11	$ 17.71	$ 23.12
Total Return A,B	29.66%	(21.92)%	(14.49)%	(17.13)%	4.18%
Ratios to Average Net Assets D
Expenses before expense reductions	.82%	.80%	.79%	.79%	.79%
Expenses net of voluntary waivers, if any	.82%	.80%	.79%	.79%	.79%
Expenses net of all reductions	.80%	.77%	.77%	.76%	.78%
Net investment income (loss)	.54%	.58%	.69%	.21%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 224,660	$ 188,318	$ 278,446	$ 345,960	$ 344,778
Portfolio turnover rate	62%	60%	89%	117%	42%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.64	$ 15.04	$ 17.68	$ 22.70
Income from Investment Operations
Net investment income (loss) E	.05	.05	.08	.01
Net realized and unrealized gain (loss)	3.35	(3.34)	(2.66)	(3.34)
Total from investment operations	3.40	(3.29)	(2.58)	(3.33)
Distributions from net investment income	(.06)	(.11)	(.06)	(.28)
Distributions from net realized gain	-	-	-	(1.41)
Total distributions	(.06)	(.11)	(.06)	(1.69)
Net asset value, end of period	$ 14.98	$ 11.64	$ 15.04	$ 17.68
Total Return B,C,D	29.40%	(22.01) %	(14.64) %	(15.74) %
Ratios to Average Net Assets G
Expenses before expense reductions	.99%	.97%	.95%	.95% A
Expenses net of voluntary waivers, if any	.99%	.97%	.95%	.95% A
Expenses net of all reductions	.96%	.94%	.93%	.93% A
Net investment income (loss)	.37%	.41%	.53%	.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,129	$ 41,486	$ 44,643	$ 25,827
Portfolio turnover rate	62%	60%	89%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP: Investment Grade Bond - Initial Class	5.20%	6.74%	6.72%
Fidelity VIP: Investment Grade Bond - Service ClassA	5.06%	6.64%	6.67%
Fidelity VIP: Investment Grade Bond - Service Class 2B	4.94%	6.48%	6.59%

A The initial offering of Service Class shares took place on July 7, 2000. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to July 7, 2000 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class' 12b-1 fee been reflected, returns prior to July 7, 2000 would have been lower.

B The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee), and returns prior to January 12, 2000 are those of Initial Class and do not include the effects of Service Class 2's 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® Variable Insurance Products: Investment Grade Bond Portfolio - Initial Class on December 31, 1993. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers Aggregate Bond Index did over the same period.

Annual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Management's Discussion of Fund Performance

Comments from Ford O'Neil, Portfolio Manager of Fidelity® Variable Insurance Products: Investment Grade Bond Portfolio

It was an extremely volatile period for investment-grade bonds due to changing expectations about the pace of the economic recovery and the direction of interest rates. Early in 2003, bonds extended their three-plus-year bull run as continued low inflation and lingering drags on the economy caused investors to believe that rates would remain low for a long time. But heading into the summer, bond prices suffered steep declines as yields spiked higher amid signs that the economy was on the mend and the growing perception that the Federal Reserve Board's next move would be to raise interest rates. Bond prices subsequently recovered a bit with the Fed reaffirming its accommodative monetary policy, but yields remained moderately higher across the curve. Overall, bonds still returned 4.10%, according to the Lehman Brothers® Aggregate Bond Index. Investors' renewed appetite for risk and higher yields helped all spread sectors outpace Treasuries, which rose only 2.24%. Corporates had a stellar year, particularly lower-quality issues, as the Lehman Brothers Credit Bond Index gained 7.70%. Increased volatility tempered mortgage securities, while heightened regulatory scrutiny curbed agency bond performance. Still, the Lehman Brothers Mortgage-Backed Securities and U.S. Agency indexes climbed 3.07% and 2.59%, respectively.

During the past year, the fund comfortably beat the Lehman Brothers® Aggregate Bond Index, which rose 4.10%, while performing roughly in line with the LipperSM Variable Annuity Intermediate Investment Grade Debt Funds Average, which returned 5.14%. While sector and security selection largely drove fund results, yield-curve positioning also contributed. I had limited exposure to lagging government securities - namely Treasuries and agencies - and instead focused on higher-yielding spread sectors such as corporate bonds, which outperformed amid a more favorable environment for riskier assets. Corporates were particular standouts, as yield spreads tightened sharply from the record-wide levels achieved last fall. Solid industry and security selection within the sector played a key role in outpacing the Lehman Brothers Aggregate Bond Index. Thanks to Fidelity's strong research capabilities, I was able to increase positions in what I felt were improving credit-quality stories, while selling bonds that appeared fully priced. This strategy paid off, as several middle-to-lower-quality investment-grade holdings continued to rally. That said, there were a few holdings that didn't recover, but they were very small positions. Elsewhere, while mortgage securities struggled against a backdrop of increased volatility, we did well by generally owning the right bonds within the sector.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Investment Summary

Quality Diversification (% of fund's net assets)
As of December 31, 2003
U.S. Government and U.S. Government Agency Obligations	59.0%
AAA	7.8%
AA	4.4%
A	11.4%
BBB	15.4%
BB and Below	1.6%
Not Rated	0.3%
Short-Term Investments and Net Other Assets	0.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of December 31, 2003
Years	5.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Top Five Market Sectors as of December 31, 2003
% of fund's net assets
Financials	13.9
Consumer Discretionary	3.1
Telecommunication Services	2.9
Utilities	2.1
Consumer Staples	1.3
The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Annual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Investments December 31, 2003

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.5%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 2.9%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp. 7.2% 9/1/09	$ 4,645,000	$ 5,187,425
Automobiles - 0.5%
General Motors Corp.:
7.2% 1/15/11	2,000,000	2,198,972
8.25% 7/15/23	2,510,000	2,849,877
8.375% 7/15/33	3,080,000	3,575,304
		8,624,153
Media - 2.1%
AOL Time Warner, Inc. 7.625% 4/15/31	2,500,000	2,884,420
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	5,985,000	7,125,196
Clear Channel Communications, Inc. 7.65% 9/15/10	5,000,000	5,852,705
Continental Cablevision, Inc. 9% 9/1/08	4,000,000	4,823,164
Cox Communications, Inc. 7.75% 11/1/10	3,350,000	3,990,721
News America Holdings, Inc. 7.75% 12/1/45	6,500,000	7,685,269
Time Warner, Inc. 6.625% 5/15/29	1,745,000	1,793,302
		34,154,777
TOTAL CONSUMER DISCRETIONARY		47,966,355
CONSUMER STAPLES - 1.3%
Beverages - 0.3%
Miller Brewing Co. 5.5% 8/15/13 (a)	4,780,000	4,883,454
Food & Staples Retailing - 0.1%
Kroger Co. 6.8% 4/1/11	2,285,000	2,557,317
Food Products - 0.3%
ConAgra Foods, Inc. 6.75% 9/15/11	3,870,000	4,337,779
Tobacco - 0.6%
Altria Group, Inc. 7% 11/4/13	3,125,000	3,333,734
Philip Morris Companies, Inc.:
7.65% 7/1/08	5,000,000	5,534,020
7.75% 1/15/27	1,000,000	1,078,968
		9,946,722
TOTAL CONSUMER STAPLES		21,725,272
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Kinder Morgan, Inc. 6.5% 9/1/12	1,740,000	1,920,088
FINANCIALS - 13.6%
Capital Markets - 2.6%
Amvescap PLC yankee 6.6% 5/15/05	1,890,000	2,000,943
BankBoston Corp. 6.625% 12/1/05	4,420,000	4,804,151
Credit Suisse First Boston (USA), Inc.:
4.625% 1/15/08	3,400,000	3,539,414
6.5% 1/15/12	3,520,000	3,917,834

	Principal Amount	Value (Note 1)
Goldman Sachs Group, Inc.:
4.125% 1/15/08	$ 3,270,000	$ 3,352,738
5.7% 9/1/12	2,935,000	3,084,544
J.P. Morgan Chase & Co.:
4% 2/1/08	1,065,000	1,083,550
5.35% 3/1/07	1,515,000	1,621,497
5.75% 1/2/13	3,500,000	3,690,708
Merita Bank Ltd. yankee 6.5% 1/15/06	1,500,000	1,614,504
Merrill Lynch & Co., Inc. 4% 11/15/07	7,475,000	7,656,261
Morgan Stanley 6.6% 4/1/12	5,695,000	6,360,398
		42,726,542
Commercial Banks - 1.2%
Bank One Corp. 6.5% 2/1/06	1,245,000	1,351,430
Bank One NA, Chicago 3.7% 1/15/08	5,075,000	5,134,530
Chase Manhattan Corp. New 6.375% 4/1/08	900,000	991,764
Corporacion Andina de Fomento 5.2% 5/21/13	1,560,000	1,552,702
Fleet Financial Group, Inc. 7.125% 4/15/06	980,000	1,079,916
Korea Development Bank 7.375% 9/17/04	515,000	529,963
PNC Funding Corp. 5.75% 8/1/06	4,440,000	4,766,824
Popular North America, Inc. 6.125% 10/15/06	2,145,000	2,331,574
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	900,000	1,066,725
		18,805,428
Consumer Finance - 3.3%
American General Finance Corp.:
2.75% 6/15/08	145,000	139,588
5.875% 7/14/06	5,195,000	5,606,075
Capital One Bank 4.875% 5/15/08	4,295,000	4,420,212
Ford Motor Credit Co.:
7.375% 10/28/09	6,870,000	7,544,366
7.875% 6/15/10	6,350,000	7,095,268
General Motors Acceptance Corp. 7.75% 1/19/10	5,650,000	6,404,603
Household Finance Corp.:
6.375% 10/15/11	5,290,000	5,825,263
6.375% 11/27/12	2,635,000	2,890,737
6.75% 5/15/11	4,000,000	4,502,972
7% 5/15/12	840,000	957,909
Household International, Inc. 8.875% 2/15/08	3,775,000	4,242,194
MBNA Corp.:
6.25% 1/17/07	1,905,000	2,073,958
7.5% 3/15/12	3,005,000	3,491,308
		55,194,453
Diversified Financial Services - 4.2%
Alliance Capital Management LP 5.625% 8/15/06	2,475,000	2,638,244
ASIF Global Financing XVIII 3.85% 11/26/07 (a)	60,000	60,988
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc. 3.5% 2/1/08	$ 4,370,000	$ 4,386,374
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	315,000	326,322
7.92% 5/18/12	3,700,000	3,350,084
Deutsche Telekom International Finance BV:
5.25% 7/22/13	2,340,000	2,363,912
8.75% 6/15/30	5,750,000	7,345,211
NiSource Finance Corp. 7.875% 11/15/10	8,105,000	9,640,014
Pemex Project Funding Master Trust:
6.125% 8/15/08	3,630,000	3,811,500
7.375% 12/15/14	2,000,000	2,135,000
7.875% 2/1/09 (c)	1,200,000	1,354,800
Petronas Capital Ltd. 7% 5/22/12 (a)	8,320,000	9,477,495
Rabobank Capital Funding Trust II 5.26% 12/31/49 (a)(c)	2,870,000	2,873,972
Sprint Capital Corp. 6.875% 11/15/28	7,040,000	6,869,857
Telecom Italia Capital 5.25% 11/15/13 (a)	4,500,000	4,508,960
Verizon Global Funding Corp. 7.25% 12/1/10	7,895,000	9,090,200
		70,232,933
Insurance - 0.4%
Principal Life Global Funding I:
2.8% 6/26/08 (a)	1,850,000	1,789,829
5.125% 6/28/07 (a)	3,000,000	3,212,100
6.25% 2/15/12 (a)	1,350,000	1,470,417
		6,472,346
Real Estate - 1.1%
Arden Realty LP 7% 11/15/07	5,000,000	5,525,605
AvalonBay Communities, Inc. 5% 8/1/07	2,315,000	2,432,854
Boston Properties, Inc. 6.25% 1/15/13	3,000,000	3,219,129
CenterPoint Properties Trust 6.75% 4/1/05	510,000	536,165
EOP Operating LP 7% 7/15/11	1,725,000	1,946,511
ERP Operating LP 7.1% 6/23/04	1,000,000	1,024,657
Mack-Cali Realty LP 7.75% 2/15/11	2,700,000	3,145,408
ProLogis 6.7% 4/15/04	460,000	467,192
		18,297,521
Thrifts & Mortgage Finance - 0.8%
Countrywide Home Loans, Inc.:
5.5% 8/1/06	4,500,000	4,806,711
5.5% 2/1/07	2,500,000	2,678,738
Washington Mutual Bank 6.875% 6/15/11	3,000,000	3,401,919
Washington Mutual, Inc. 4.375% 1/15/08	2,330,000	2,395,319
		13,282,687
TOTAL FINANCIALS		225,011,910

	Principal Amount	Value (Note 1)
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
Raytheon Co. 5.5% 11/15/12	$ 1,500,000	$ 1,521,689
Industrial Conglomerates - 0.7%
Tyco International Group SA yankee 6.75% 2/15/11	11,000,000	12,017,500
TOTAL INDUSTRIALS		13,539,189
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.5%
Motorola, Inc.:
6.5% 11/15/28	6,685,000	6,617,655
6.75% 2/1/06	2,000,000	2,154,570
		8,772,225
MATERIALS - 0.5%
Containers & Packaging - 0.2%
Sealed Air Corp.:
5.625% 7/15/13 (a)	745,000	762,352
6.875% 7/15/33 (a)	1,565,000	1,656,545
		2,418,897
Metals & Mining - 0.1%
Falconbridge Ltd. yankee 7.35% 6/5/12	900,000	1,016,517
Paper & Forest Products - 0.2%
International Paper Co.:
4.25% 1/15/09	635,000	637,603
5.5% 1/15/14	1,595,000	1,599,581
Weyerhaeuser Co. 6.75% 3/15/12	1,675,000	1,827,325
		4,064,509
TOTAL MATERIALS		7,499,923
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.4%
AT&T Corp. 8.75% 11/15/31	2,990,000	3,494,003
France Telecom SA 9.75% 3/1/31	6,550,000	8,702,821
Koninklijke KPN NV yankee 8.375% 10/1/30	4,500,000	5,704,718
SBC Communications, Inc. 6.25% 3/15/11	3,005,000	3,289,465
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	965,000	1,045,928
Telefonica Europe BV 7.75% 9/15/10	5,000,000	5,936,170
TELUS Corp. yankee:
7.5% 6/1/07	4,830,000	5,405,466
8% 6/1/11	3,150,000	3,683,254
Verizon New York, Inc. 6.875% 4/1/12	2,335,000	2,583,694
		39,845,519
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.4%
AT&T Wireless Services, Inc.:
7.875% 3/1/11	$ 2,580,000	$ 2,985,437
8.75% 3/1/31	3,455,000	4,262,879
		7,248,316
TOTAL TELECOMMUNICATION SERVICES		47,093,835
UTILITIES - 2.0%
Electric Utilities - 1.3%
Detroit Edison Co. 6.125% 10/1/10	2,350,000	2,578,107
DTE Energy Co. 7.05% 6/1/11	2,004,000	2,247,167
Duke Capital Corp.:
6.25% 2/15/13	805,000	849,139
6.75% 2/15/32	4,610,000	4,655,376
FirstEnergy Corp. 6.45% 11/15/11	2,770,000	2,870,961
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	1,795,000	1,856,201
5.875% 10/1/12	1,955,000	2,049,876
Monongahela Power Co. 5% 10/1/06	2,260,000	2,299,550
Public Service Co. of Colorado 7.875% 10/1/12	2,470,000	2,997,834
		22,404,211
Gas Utilities - 0.5%
Consolidated Natural Gas Co.:
5.375% 11/1/06	2,190,000	2,347,698
6.85% 4/15/11	445,000	505,856
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (a)	4,370,000	5,112,900
		7,966,454
Multi-Utilities & Unregulated Power - 0.2%
Williams Companies, Inc.:
7.125% 9/1/11	2,320,000	2,453,400
7.5% 1/15/31	505,000	511,313
		2,964,713
TOTAL UTILITIES		33,335,378
TOTAL NONCONVERTIBLE BONDS (Cost $374,086,142)		406,864,175
U.S. Government and Government Agency Obligations - 12.6%

U.S. Government Agency Obligations - 3.6%
Fannie Mae:
5.125% 1/2/14	10,000,000	10,034,780
5.5% 3/15/11	1,170,000	1,261,739
Federal Home Loan Bank 5.8% 9/2/08	8,515,000	9,377,025

	Principal Amount	Value (Note 1)
Freddie Mac:
2.875% 9/15/05	$ 3,380,000	$ 3,441,797
3.625% 9/15/08	8,905,000	8,963,924
4% 6/12/13	4,640,000	4,331,124
5.75% 1/15/12	7,740,000	8,431,894
5.875% 3/21/11	6,035,000	6,541,469
6.25% 7/15/32	1,001,000	1,088,600
6.625% 9/15/09	3,000,000	3,430,713
6.75% 3/15/31	1,479,000	1,708,082
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	741,168	800,468
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	889	915
Series 1993-D, 5.23% 5/15/05	2,553	2,606
Series 1994-A, 7.12% 4/15/06	2,831	3,002
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-B, 7.5% 1/26/06	2,682	2,883
Private Export Funding Corp. secured 6.86% 4/30/04	114,592	116,581
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		59,537,602
U.S. Treasury Inflation Protected Obligations - 1.4%
U.S. Treasury Inflation-Indexed Notes 1.875% 7/15/13	24,225,806	24,051,671
U.S. Treasury Obligations - 7.6%
U.S. Treasury Bonds:
6.25% 5/15/30	70,310,000	81,136,615
8% 11/15/21	890,000	1,201,987
U.S. Treasury Notes:
3.25% 8/15/07	5,600,000	5,712,218
6.125% 8/15/07	5,000,000	5,595,900
6.5% 2/15/10	27,950,000	32,478,766
TOTAL U.S. TREASURY OBLIGATIONS		126,125,486
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $204,854,366)		209,714,759
U.S. Government Agency - Mortgage Securities - 44.8%

Fannie Mae - 36.4%
4% 1/1/19 (b)	59,939,232	58,384,558
4.5% 6/1/33 to 7/1/33	9,906,249	9,484,389
5% 10/1/17 to 8/1/18	48,064,946	49,082,375
5% 1/1/19 (b)	7,390,994	7,536,504
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
5% 1/1/34 (b)	$ 10,000,000	$ 9,896,875
5.5% 8/1/14 to 5/1/18	100,373,625	104,166,050
5.5% 1/1/34 (b)	104,134,456	105,468,679
6% 2/1/13 to 12/1/31	12,720,865	13,348,117
6% 1/1/19 (b)	10,000,000	10,487,500
6.5% 8/1/08 to 2/1/33	159,318,564	167,646,707
6.5% 1/1/19 (b)	12,076,956	12,801,573
6.5% 1/1/34 (b)	45,974,129	48,071,699
7% 3/1/15 to 8/1/32	3,036,797	3,224,495
7.5% 8/1/08 to 11/1/31	5,661,631	6,059,292
8% 3/1/30	4,428	4,788
8.5% 3/1/25 to 6/1/25	5,290	5,770
TOTAL FANNIE MAE		605,669,371
Freddie Mac - 3.0%
5% 1/1/34 (b)	50,000,000	49,375,000
8.5% 3/1/20 to 1/1/28	569,256	620,707
TOTAL FREDDIE MAC		49,995,707
Government National Mortgage Association - 5.4%
6% 8/15/08 to 8/15/29	7,948,002	8,288,248
6% 1/1/34 (b)	38,667,795	40,166,172
6.5% 10/15/27 to 8/15/32	3,821,678	4,036,349
7% 1/15/28 to 8/15/32	32,770,776	34,935,893
7.5% 3/15/06 to 10/15/28	1,331,929	1,435,188
8% 2/15/17	37,095	40,862
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		88,902,712
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $737,831,992)		744,567,790
Asset-Backed Securities - 3.7%

American Express Credit Account Master Trust Series 1999-2 Class B, 6.1% 12/15/06	1,500,000	1,526,673
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4A, 3.1% 11/6/09	1,705,000	1,714,491
Series 2003-BX:
Class A4A, 2.72% 1/6/10	2,115,000	2,118,320
Class A4B, 1.55% 1/6/10 (c)	1,570,000	1,583,664
Capital One Master Trust Series 2001-3A Class A, 5.45% 3/16/09	1,390,000	1,470,488
Capital One Multi-Asset Execution Trust:
Series 2003-A4 Class A4, 3.65% 7/15/11	1,144,000	1,142,000
Series 2003-B4 Class B4, 1.9625% 7/15/11 (c)	2,230,000	2,231,053

	Principal Amount	Value (Note 1)
Chase Manhattan Auto Owner Trust Series 2001-A:
Class A4, 5.07% 2/15/08	$ 4,900,000	$ 5,046,221
Class CTFS, 5.06% 2/15/08	369,225	377,891
Citibank Credit Card Issuance Trust Series 2002-C1 Class C1, 2.16% 2/9/09 (c)	4,500,000	4,552,766
Discover Card Master Trust I:
Series 2001-6 Class A, 5.75% 12/15/08	7,000,000	7,540,799
Series 2003-4 Class B1, 1.47% 5/16/11 (c)	2,620,000	2,620,000
Ford Credit Auto Owner Trust:
Series 2001-B Class B, 5.71% 9/15/05	755,000	769,468
Series 2001-C Class B, 5.54% 12/15/05	1,400,000	1,430,111
Honda Auto Receivables Owner Trust Series 2001-2:
Class A3, 4.67% 3/18/05	451,878	453,671
Class A4, 5.09% 10/18/06	1,640,000	1,662,978
Household Private Label Credit Card Master Note Trust I Series 2002-1 Class A, 5.5% 1/18/11	4,875,000	5,239,766
MBNA Credit Card Master Note Trust:
Series 2001-A1 Class A1, 5.75% 10/15/08	1,800,000	1,935,868
Series 2001-B2 Class B2, 1.5225% 1/15/09 (c)	12,100,000	12,138,134
Series 2003-B3 Class B3, 1.5375% 1/18/11 (c)	1,810,000	1,810,440
Series 2003-B5 Class B5, 1.5325% 2/15/11 (c)	725,000	728,362
Railcar Trust Series 1992-1 Class A, 7.75% 6/1/04	73,580	75,011
Sears Credit Account Master Trust II Series 2000-2 Class A, 6.75% 9/16/09	2,255,000	2,424,272
TOTAL ASSET-BACKED SECURITIES (Cost $58,940,495)		60,592,447
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.2%
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1:
Class B3, 2.62% 6/10/35 (a)(c)	1,225,210	1,228,273
Class B4, 2.82% 6/10/35 (a)(c)	1,096,241	1,098,981
Class B5, 3.42% 6/10/35 (a)(c)	749,015	750,888
Class B6, 3.92% 6/10/35 (a)(c)	441,472	442,576
TOTAL PRIVATE SPONSOR		3,520,718
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - 0.2%
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2003-22 Class B, 3.963% 5/16/32	$ 3,295,000	$ 3,252,458
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,805,057)		6,773,176
Commercial Mortgage Securities - 3.9%

Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.4842% 2/12/16 (a)(c)	1,345,000	1,467,249
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-1 Class A2, 7.439% 8/15/31	5,000,000	5,817,650
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (a)	3,159,035	3,338,705
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A3, 6.55% 1/17/35	2,075,000	2,295,110
Series 2000-C1 Class A2, 7.545% 4/14/62	1,100,000	1,282,376
Series 1997-C2 Class D, 7.27% 1/17/35	1,750,000	1,957,966
Series 1998-C1 Class C, 6.78% 5/17/40	5,000,000	5,483,968
Series 2001-CKN5 Class AX, 1.2471% 9/15/34 (a)(c)(e)	31,472,455	2,175,842
Series 2003-TF2A Class A2, 1.4825% 11/15/14 (a)(c)	2,500,000	2,500,000
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1:
Class A2, 6.538% 6/15/31	1,930,000	2,113,696
Class D, 7.231% 6/15/31	925,000	962,000
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,000,000	3,510,678
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (a)	500,000	550,061
Class C1, 7.52% 5/15/06 (a)	500,000	551,142
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (a)	3,438,968	3,616,438
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2002-83 Class B, 4.6951% 12/16/24	1,860,000	1,908,668

	Principal Amount	Value (Note 1)
GS Mortgage Securities Corp. II:
Series 1998-GLII Class E, 7.1905% 4/13/31 (c)	$ 245,000	$ 249,208
Series 2003-C1 Class A2A, 3.59% 1/10/40	3,220,000	3,231,417
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C9 Class A2, 7.77% 10/15/32	3,745,000	4,386,377
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	2,180,000	2,574,784
Series 2001-C3 Class A1, 6.058% 6/15/20	5,505,228	5,956,000
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (a)	2,600,000	2,406,930
Class C, 4.13% 11/20/37 (a)	2,600,000	2,305,469
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)	2,500,000	2,750,222
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	1,390,000	1,457,378
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $61,696,252)		64,849,334
Municipal Securities - 0.3%

Illinois Gen. Oblig. 5.1% 6/1/33	4,395,000	4,041,071
Oregon Gen. Oblig. 5.892% 6/1/27	935,000	972,914
TOTAL MUNICIPAL SECURITIES (Cost $5,330,000)		5,013,985
Foreign Government and Government Agency Obligations - 1.6%

Chilean Republic:
6.875% 4/28/09	2,300,000	2,601,231
7.125% 1/11/12	8,520,000	9,744,750
Quebec Province 7% 1/30/07	1,000,000	1,122,420
State of Israel 4.625% 6/15/13	725,000	693,281
United Mexican States:
4.625% 10/8/08	3,835,000	3,882,938
8% 9/24/22	8,000,000	8,752,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $24,370,154)		26,796,620
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $1,706,548)	1,725,000	1,913,994
Fixed-Income Funds - 11.4%
	Shares	Value (Note 1)
Fidelity Ultra-Short Central Fund (d) (Cost $189,752,518)	1,909,521	$ 190,130,996
Cash Equivalents - 16.9%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.02%, dated 12/31/03 due 1/2/04) (Cost $281,206,000)	$ 281,221,937	281,206,000
TOTAL INVESTMENT PORTFOLIO - 120.2% (Cost $1,946,579,524)	1,998,423,276
NET OTHER ASSETS - (20.2)%	(336,290,367)
NET ASSETS - 100%	$ 1,662,132,909
Swap Agreements
	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Default Swap
Receive quarterly notional amount multiplied by .44% and pay JPMorgan Chase, Inc. upon default event of Lockheed Martin Corp., par value of the notional amount of Lockheed Martin Corp. 8.2% 12/1/09	Dec. 2008	$ 2,000,000	$ (5,547)
Receive quarterly notional amount multiplied by .87% and pay Merrill Lynch, Inc. upon default of Raytheon Co., par value of the notional amount of Raytheon Co. 5.375% 4/1/13	June 2008	5,000,000	67,982
TOTAL CREDIT DEFAULT SWAP		7,000,000	62,435

	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.735% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Oct. 2006	$ 42,000,000	$ 182,738
Receive quarterly a fixed rate equal to 3.273% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	April 2008	19,000,000	32,677
Receive quarterly a fixed rate equal to 3.5146% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	Nov. 2008	2,000,000	(1,069)
TOTAL INTEREST RATE SWAP		63,000,000	214,346
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 65 basis points with Lehman Brothers, Inc.	Oct. 2004	10,000,000	1,106
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 70 basis points with Lehman Brothers, Inc.	Feb. 2004	10,000,000	115,435
Receive quarterly a return equal to Banc of America securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 75 basis points with Bank of America	May 2004	10,000,000	17,950
Receive quarterly a return equal to Banc of America securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	April 2004	10,000,000	169,958
TOTAL TOTAL RETURN SWAP		40,000,000	304,449
		$ 110,000,000	$ 581,230
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $62,449,166 or 3.8% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $4,280,925,957 and $4,603,835,480, respectively, of which long-term U.S. government and government agency obligations aggregated $3,878,564,503 and $4,021,351,546, respectively.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loan was outstanding amounted to $17,669,667. The weighted average interest rate was 1.15%. Interest earned from the interfund lending program amounted to $3,391 and is included in interest income on the Statement of Operations. At period end, there were no interfund loans outstanding.

Income Tax Information
The fund hereby designates approximately $9,273,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2003

Assets
Investment in securities, at value (including repurchase agreements of $281,206,000) (cost $1,946,579,524) - See accompanying schedule		$ 1,998,423,276
Commitment to sell securities on a delayed delivery basis	$ (14,203,663)
Receivable for securities sold on a delayed delivery basis	14,209,944	6,281
Cash		975
Receivable for fund shares sold		1,852,779
Interest receivable		12,594,184
Unrealized gain on swap agreements		581,230
Prepaid expenses		11,452
Total assets		2,013,470,177

Liabilities
Payable for investments purchased on a delayed delivery basis	342,026,321
Payable for fund shares redeemed	8,473,832
Accrued management fee	597,969
Distribution fees payable	24,986
Other affiliated payables	121,877
Other payables and accrued expenses	92,283
Total liabilities		351,337,268

Net Assets		$ 1,662,132,909
Net Assets consist of:
Paid in capital		$ 1,496,537,119
Undistributed net investment income		68,804,726
Accumulated undistributed net realized gain (loss) on investments		44,359,801
Net unrealized appreciation (depreciation) on investments		52,431,263
Net Assets		$ 1,662,132,909

Initial Class: Net Asset Value, offering price and redemption price per share ($1,528,416,704 ÷ 111,986,357 shares)		$ 13.65

Service Class: Net Asset Value, offering price and redemption price per share ($18,305,429 ÷ 1,345,239 shares)		$ 13.61

Service Class 2: Net Asset Value, offering price and redemption price per share ($115,410,776 ÷ 8,550,395 shares)		$ 13.50

Statement of Operations

	Year ended December 31, 2003

Investment Income
Interest		$ 78,487,358
Security lending		31,974
Total income		78,519,332

Expenses
Management fee	$ 8,402,508
Transfer agent fees	1,332,740
Distribution fees	238,141
Accounting and security lending fees	426,768
Non-interested trustees' compensation	9,619
Custodian fees and expenses	103,247
Audit	60,276
Legal	7,488
Miscellaneous	126,602
Total expenses before reductions	10,707,389
Expense reductions	(2,213)	10,705,176
Net investment income (loss)		67,814,156
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	45,139,347
Swap agreements	1,190,566
Total net realized gain (loss)		46,329,913
Change in net unrealized appreciation (depreciation) on: Investment securities	(17,938,709)
Swap agreements	581,230
Delayed delivery commitments	6,281
Total change in net unrealized appreciation (depreciation)		(17,351,198)
Net gain (loss)		28,978,715
Net increase (decrease) in net assets resulting from operations		$ 96,792,871

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2003	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 67,814,156	$ 81,834,457
Net realized gain (loss)	46,329,913	32,349,066
Change in net unrealized appreciation (depreciation)	(17,351,198)	59,508,829
Net increase (decrease) in net assets resulting from operations	96,792,871	173,692,352
Distributions to shareholders from net investment income	(82,217,412)	(58,817,521)
Distributions to shareholders from net realized gain	(28,967,100)	-
Total distributions	(111,184,512)	(58,817,521)
Share transactions - net increase (decrease)	(361,117,397)	458,501,562
Total increase (decrease) in net assets	(375,509,038)	573,376,393
Net Assets
Beginning of period	2,037,641,947	1,464,265,554
End of period (including undistributed net investment income of $68,804,726 and undistributed net investment income of $82,446,651, respectively)	$ 1,662,132,909	$ 2,037,641,947
Other Information: Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	23,978,195	1,752,061	7,214,822
Reinvested	8,213,993	2,020	300,111
Redeemed	(63,630,168)	(480,248)	(4,242,792)
Net increase (decrease)	(31,437,980)	1,273,833	3,272,141

Dollars Sold	$ 320,978,012	$ 23,516,680	$ 95,735,008
Reinvested	107,274,755	26,323	3,883,434
Redeemed	(849,723,435)	(6,448,689)	(56,359,485)
Net increase (decrease)	$ (421,470,668)	$ 17,094,314	$ 43,258,957

Share Transactions	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
Shares Sold	65,347,675	145,315	7,935,513
Reinvested	4,614,396	357	68,663
Redeemed	(38,454,755)	(83,223)	(4,147,148)
Net increase (decrease)	31,507,316	62,449	3,857,028

Dollars Sold	$ 848,704,131	$ 1,843,036	$ 102,465,637
Reinvested	57,956,815	4,479	856,227
Redeemed	(498,597,688)	(1,048,248)	(53,682,827)
Net increase (decrease)	$ 408,063,258	$ 799,267	$ 49,639,037

Distributions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 79,353,928	$ 19,279	$ 2,844,205
From net realized gain	27,920,827	7,044	1,039,229
Total	$ 107,274,755	$ 26,323	$ 3,883,434
	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
From net investment income	$ 57,956,815	$ 4,479	$ 856,227
From net realized gain	-	-	-
Total	$ 57,956,815	$ 4,479	$ 856,227

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Portfolio

Financial Highlights - Initial Class

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.70	$ 12.92	$ 12.59	$ 12.16	$ 12.96
Income from Investment Operations
Net investment income (loss) C	.467	.610	.685 E	.771	.743
Net realized and unrealized gain (loss)	.213	.680	.335 E	.499	(.873)
Total from investment operations	.680	1.290	1.020	1.270	(.130)
Distributions from net investment income	(.540)	(.510)	(.690)	(.840)	(.510)
Distributions from net realized gain	(.190)	-	-	-	(.160)
Total distributions	(.730)	(.510)	(.690)	(.840)	(.670)
Net asset value, end of period	$ 13.65	$ 13.70	$ 12.92	$ 12.59	$ 12.16
Total Return A, B	5.20%	10.34%	8.46%	11.22%	(1.05)%
Ratios to Average Net Assets D
Expenses before expense reductions	.54%	.54%	.54%	.54%	.54%
Expenses net of voluntary waivers, if any	.54%	.54%	.54%	.54%	.54%
Expenses net of all reductions	.54%	.53%	.54%	.54%	.54%
Net investment income (loss)	3.48%	4.71%	5.47% E	6.50%	6.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,528,417	$ 1,965,036	$ 1,445,925	$ 739,911	$ 658,852
Portfolio turnover rate	218%	192%	278%	154%	87%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

Financial Highlights - Service Class

Years ended December 31,	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.66	$ 12.89	$ 12.58	$ 11.80
Income from Investment Operations
Net investment income (loss) E	.448	.591	.674 H	.377
Net realized and unrealized gain (loss)	.212	.679	.326 H	.403
Total from investment operations	.660	1.270	1.000	.780
Distributions from net investment income	(.520)	(.500)	(.690)	-
Distributions from net realized gain	(.190)	-	-	-
Total distributions	(.710)	(.500)	(.690)	-
Net asset value, end of period	$ 13.61	$ 13.66	$ 12.89	$ 12.58
Total Return B, C, D	5.06%	10.20%	8.30%	6.61%
Ratios to Average Net Assets G
Expenses before expense reductions	.64%	.64%	.64%	.64% A
Expenses net of voluntary waivers, if any	.64%	.64%	.64%	.64% A
Expenses net of all reductions	.64%	.64%	.64%	.64% A
Net investment income (loss)	3.38%	4.60%	5.37% H	6.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,305	$ 975	$ 115	$ 107
Portfolio turnover rate	218%	192%	278%	154%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 7, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.57	$ 12.82	$ 12.54	$ 12.06
Income from Investment Operations
Net investment income (loss) E	.427	.571	.643 H	.686
Net realized and unrealized gain (loss)	.213	.679	.327 H	.634
Total from investment operations	.640	1.250	.970	1.320
Distributions from net investment income	(.520)	(.500)	(.690)	(.840)
Distributions from net realized gain	(.190)	-	-	-
Total distributions	(.710)	(.500)	(.690)	(.840)
Net asset value, end of period	$ 13.50	$ 13.57	$ 12.82	$ 12.54
Total Return B, C, D	4.94%	10.09%	8.08%	11.69%
Ratios to Average Net Assets G
Expenses before expense reductions	.79%	.79%	.82%	1.75% A
Expenses net of voluntary waivers, if any	.79%	.79%	.82%	1.05% A
Expenses net of all reductions	.79%	.79%	.82%	1.05% A
Net investment income (loss)	3.23%	4.45%	5.19% H	5.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 115,411	$ 71,631	$ 18,225	$ 229
Portfolio turnover rate	218%	192%	278%	154%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Portfolio

Fidelity Variable Insurance Products: Mid Cap Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2003	Past 1 year	Past 5 years	Life of fund A
Fidelity ® VIP: Mid Cap Portfolio - Initial Class	38.64%	19.25%	19.93%
Fidelity VIP: Mid Cap Portfolio - Service Class B	38.52%	19.13%	19.81%
Fidelity VIP: Mid Cap Portfolio - Service Class 2 C	38.31%	18.98%	19.66%

A From December 28, 1998.

B Performance for Service Class shares reflects an asset based distribution fee (12b-1).

C The initial offering of Service Class 2 shares took place January 12, 2000. Performance for Service Class 2 shares reflects an asset based distribution fee (12b-1 fee). Returns from December 28, 1998 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Mid Cap Portfolio - Initial Class on December 28, 1998, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P® MidCap 400 Index did over the same period.

Annual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Management's Discussion of Fund Performance

Comments from Tom Allen, Portfolio Manager of Fidelity® Variable Insurance Products: Mid Cap Portfolio

U.S. equity markets snapped a three-year losing streak in 2003, rebounding on the strength of the lowest interest rates in decades, improved corporate profits and a resurgent economy. For the year overall, the Standard & Poor's 500SM Index gained 28.69%, the Dow Jones Industrial AverageSM rose 28.14% and the NASDAQ Composite® Index advanced 50.77%. Small-cap stocks led the charge, particularly lower-quality issues in cyclical industries such as biotechnology and the Internet. As a result, the Russell 2000® Index had its best calendar year ever, climbing 47.25%. The start of the year gave little indication of the strong performance to come, as the hangover of corporate governance scandals and an impending war with Iraq clouded the outlook for 2003. However, investors were encouraged by solid gross domestic product (GDP) growth in the first two quarters of 2003, and what seemed to be a quick resolution to the Iraqi conflict. Federal tax cuts and a boom in mortgage refinancing further boosted the markets and put more discretionary income in consumers' pockets. In the third quarter, GDP growth grew 8.2%, its highest level since 1984.

For the 12-month period that ended December 31, 2003, the fund posted strong positive returns, outperforming both the Standard & Poor's® MidCap 400 Index, which gained 35.62%, and the LipperSM Variable Annuity Mid-Cap Funds Average, which rose 35.40%. The fund's significant overweighting in strong-performing materials stocks, including base metals such as copper and zinc - as well as big positions in gold mining issues - provided a large part of the fund's positive performance. Favorable stock selection in areas such as biotechnology, energy and health care equipment also contributed solid gains. Among the top contributors were gold producer Newmont Mining and Invitrogen, a life sciences technology company. Performance suffered because of the fund's overly cautious stance, particularly early in the period, which resulted in an unusually large position in cash and a significant underweighting in the resurgent semiconductor industry. Several gold mining stocks that did well in 2002 - Meridian Gold and Agnico-Eagle, for example - hurt performance in 2003 as investors reduced their exposure to these issues.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Variable Insurance Products: Mid Cap Portfolio

Annual Report

Investment Summary

Top Five Stocks as of December 31, 2003
% of fund's net assets
Newmont Mining Corp.	5.6
Invitrogen Corp.	3.4
Symbol Technologies, Inc.	2.3
Meridian Gold, Inc.	2.1
Freeport-McMoRan Copper & Gold, Inc. Class B	2.1
15.5
Top Five Market Sectors as of December 31, 2003
% of fund's net assets
Materials	22.7
Health Care	21.3
Consumer Discretionary	14.0
Energy	11.7
Information Technology	8.9
Asset Allocation as of December 31, 2003
% of fund's net assets*
Stocks	96.8%
Short-Term Investments and Net Other Assets	3.2%

*Foreign investments 26.0%

Annual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Investments December 31, 2003

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 14.0%
Auto Components - 1.1%
Autoliv, Inc.	77,900	$ 2,932,935
China Yuchai International Ltd.	100	3,060
Gentex Corp.	391,500	17,288,640
IMPCO Technologies, Inc. (a)	203,100	1,771,032
Johnson Controls, Inc.	100	11,612
Starcraft Corp.	100	3,252
Superior Industries International, Inc.	121,800	5,300,736
		27,311,267
Automobiles - 0.0%
Fiat Spa sponsord ADR	100	774
Harley-Davidson, Inc.	100	4,753
Monaco Coach Corp. (a)	200	4,760
Thor Industries, Inc.	100	5,622
		15,909
Distributors - 0.0%
Advanced Marketing Services, Inc.	100	1,140
Educational Development Corp.	100	1,103
Li & Fung Ltd.	2,000	3,426
		5,669
Hotels, Restaurants & Leisure - 2.7%
Applebee's International, Inc.	100	3,927
GTECH Holdings Corp.	22	1,067
Krispy Kreme Doughnuts, Inc. (a)	93,000	3,403,800
Outback Steakhouse, Inc.	849,600	37,560,816
P.F. Chang's China Bistro, Inc. (a)	100	5,088
Panera Bread Co. Class A (a)	100	3,953
Red Robin Gourmet Burgers, Inc. (a)	92,000	2,800,480
Sonic Corp. (a)	670,750	20,538,365
Starbucks Corp. (a)	100	3,306
Total Entertainment Restaurant Corp. (a)	100	1,208
		64,322,010
Household Durables - 2.9%
Alba PLC	718,435	8,146,018
CFM, Inc. (a)	100	843
Fedders Corp.	100	720
Fedders Corp. rights 1/16/04 (a)	100	6
Garmin Ltd.	565,100	30,786,648
Harman International Industries, Inc.	320,000	23,673,600
Hovnanian Enterprises, Inc. Class A (a)	100	8,706
Lennar Corp.:
Class A	100	9,600
Class B	10	914
Mohawk Industries, Inc. (a)	100	7,054
Sekisui House Ltd.	800,000	8,305,851
Techtronic Industries Co.	2,000	5,552
The Stanley Works	100	3,787
William Lyon Homes, Inc. (a)	100	6,277
		70,955,576

	Shares	Value (Note 1)
Internet & Catalog Retail - 0.0%
1-800-FLOWERS.com, Inc. Class A (a)	200	$ 2,212
Alloy, Inc. (a)	100	521
Drugstore.com, Inc. (a)	100	551
eBay, Inc. (a)	100	6,459
GSI Commerce, Inc. (a)	100	976
InterActiveCorp (a)	487	16,524
J. Jill Group, Inc. (a)	100	1,271
Netflix, Inc. (a)	200	10,938
Sportsmans Guide, Inc. (a)	100	1,715
		41,167
Leisure Equipment & Products - 0.0%
Arctic Cat, Inc.	100	2,470
Leapfrog Enterprises, Inc. Class A (a)	100	2,653
Mega Bloks, Inc. (a)	100	1,773
Oakley, Inc.	100	1,384
Polaris Industries, Inc.	100	8,858
SCP Pool Corp. (a)	150	4,902
SHIMANO, Inc.	100	2,082
		24,122
Media - 1.1%
Astral Media, Inc. Class A (non-vtg.)	408,000	8,822,387
Catalina Marketing Corp. (a)	443,000	8,930,880
Chum Ltd. Class B (non-vtg.)	100	4,857
Cumulus Media, Inc. Class A (a)	100	2,200
E.W. Scripps Co. Class A	100	9,414
EchoStar Communications Corp. Class A (a)	100	3,400
Entercom Communications Corp. Class A (a)	100	5,296
Entravision Communications Corp. Class A (a)	100	1,110
Fox Entertainment Group, Inc. Class A (a)	100	2,915
Getty Images, Inc. (a)	100	5,013
Grupo Televisa SA de CV sponsored ADR	191,900	7,649,134
Harris Interactive, Inc. (a)	100	830
Hughes Electronics Corp. (a)	82	1,357
Modern Times Group AB (MTG) (B Shares) (a)	66,100	1,391,415
News Corp. Ltd. sponsored ADR	9	272
Omnicom Group, Inc.	100	8,733
Pixar (a)	100	6,929
Radio One, Inc. Class A (a)	100	1,955
Reader's Digest Association, Inc. (non-vtg.)	100	1,466
Saga Communications, Inc. Class A (a)	100	1,853
SBS Broadcasting SA (a)	100	3,260
Scholastic Corp. (a)	100	3,404
TiVo, Inc. (a)	100	740
Torstar Corp. Class B	100	2,236
Univision Communications, Inc. Class A (a)	100	3,969
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Washington Post Co. Class B	100	$ 79,140
Westwood One, Inc. (a)	100	3,421
		26,947,586
Multiline Retail - 0.2%
99 Cents Only Stores (a)	143,700	3,912,951
Big Lots, Inc. (a)	100	1,421
Dollar General Corp.	100	2,099
Dollar Tree Stores, Inc. (a)	100	3,006
Family Dollar Stores, Inc.	100	3,588
Fred's, Inc. Class A	100	3,098
Kohl's Corp. (a)	100	4,494
Tuesday Morning Corp. (a)	44,200	1,337,050
		5,267,707
Specialty Retail - 4.4%
Abercrombie & Fitch Co. Class A (a)	100	2,471
AC Moore Arts & Crafts, Inc. (a)	580,300	11,176,578
Advance Auto Parts, Inc. (a)	100	8,140
AutoZone, Inc. (a)	100	8,521
Bed Bath & Beyond, Inc. (a)	100	4,335
Best Buy Co., Inc.	200	10,448
Cache, Inc. (a)	100	2,083
CarMax, Inc. (a)	473,700	14,651,541
Chico's FAS, Inc. (a)	42,700	1,577,765
Christopher & Banks Corp.	84,751	1,655,187
Claire's Stores, Inc.	205,900	3,879,156
Cole National Corp. Class A (a)	100	2,000
Cost Plus, Inc. (a)	26,900	1,102,900
Deb Shops, Inc.	100	2,150
Forzani Group Ltd. Class A (a)	100	1,253
Genesco, Inc. (a)	100	1,513
Group 1 Automotive, Inc. (a)	100	3,619
Guitar Center, Inc. (a)	100	3,258
Hibbett Sporting Goods, Inc. (a)	100	2,980
Hot Topic, Inc. (a)	1,141,450	33,627,117
Jos. A. Bank Clothiers, Inc. (a)	100	3,469
KOMERI Co. Ltd.	528,900	12,301,889
Michaels Stores, Inc.	100	4,420
Nitori Co. Ltd.	148,200	9,270,872
O'Reilly Automotive, Inc. (a)	100	3,836
Pacific Sunwear of California, Inc. (a)	199,300	4,209,216
Peacock Group PLC	1,258,300	4,313,895
PETsMART, Inc.	100	2,380
Pier 1 Imports, Inc.	100	2,186
RONA, Inc. (a)	100,000	2,404,409
Ross Stores, Inc.	296,600	7,839,138
Select Comfort Corp. (a)	100	2,476
Sharper Image Corp. (a)	100	3,265
Shimamura Co. Ltd.	100	6,828
Sports Authority, Inc. (a)	100	3,840
Staples, Inc. (a)	100	2,730

	Shares	Value (Note 1)
Talbots, Inc.	100	$ 3,078
TBC Corp. (a)	100	2,581
The Bombay Company, Inc. (a)	100	814
Tiffany & Co., Inc.	100	4,520
TJX Companies, Inc.	100	2,205
Too, Inc. (a)	100	1,688
Tractor Supply Co. (a)	100	3,889
Urban Outfitters, Inc. (a)	200	7,410
Weight Watchers International, Inc. (a)	100	3,837
Williams-Sonoma, Inc. (a)	200	6,954
		108,134,840
Textiles Apparel & Luxury Goods - 1.6%
Adidas-Salomon AG	100	11,359
Brown Shoe Co., Inc.	100	3,793
Coach, Inc. (a)	200	7,550
Columbia Sportswear Co. (a)	626,200	34,127,900
Compagnie Financiere Richemont unit	100	2,394
DHB Industries, Inc. (a)	100	700
Fossil, Inc. (a)	145,300	4,069,853
Gildan Activewear, Inc. Class A (sub. vtg.) (a)	100	3,088
K-Swiss, Inc. Class A	200	4,812
Kenneth Cole Productions, Inc. Class A	100	2,940
Liz Claiborne, Inc.	100	3,546
NIKE, Inc. Class B	100	6,846
Quiksilver, Inc. (a)	200	3,546
Ted Baker PLC	25,000	154,678
The Swatch Group AG (Bearer)	100	11,972
Timberland Co. Class A (a)	100	5,207
Vans, Inc. (a)	100	1,141
		38,421,325
TOTAL CONSUMER DISCRETIONARY		341,447,178
CONSUMER STAPLES - 3.0%
Beverages - 0.0%
Boston Beer Co., Inc. Class A (a)	100	1,814
Companhia de Bebidas das Americas (AmBev) sponsored ADR	29,100	742,341
Fomento Economico Mexicano SA de CV sponsored ADR	100	3,688
Grupo Modelo SA de CV Series C	100	241
Harbin Brewery Group Ltd.	2,000	805
Tsingtao Brewery Co. Ltd. (H Shares)	1,000	1,172
		750,061
Food & Staples Retailing - 0.2%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	100	2,515
Costco Wholesale Corp. (a)	100	3,718
Plant Co. Ltd. (a)	30,100	468,620
United Natural Foods, Inc. (a)	100	3,591
Whole Foods Market, Inc.	64,100	4,303,033
		4,781,477
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - 2.5%
Central Garden & Pet Co. Class A (a)	100	$ 2,803
Delta & Pine Land Co.	152,200	3,865,880
Fresh Del Monte Produce, Inc.	100	2,383
Green Mountain Coffee Roasters, Inc. (a)	245,895	5,660,503
Hershey Foods Corp.	244,300	18,808,657
Horizon Organic Holding Corp. (a)	40,600	972,370
IAWS Group PLC (Ireland)	50	610
Lindt & Spruengli AG (participation certificate)	100	83,038
McCormick & Co., Inc. (non-vtg.)	473,600	14,255,360
Peet's Coffee & Tea, Inc. (a)	100	1,741
PT Indofood Sukses Makmur	34,620,000	3,289,315
Sensient Technologies Corp.	100	1,977
Smithfield Foods, Inc. (a)	637,600	13,198,320
Tootsie Roll Industries, Inc.	100	3,600
Yakult Honsha Co. Ltd.	1,000	15,709
		60,162,266
Household Products - 0.0%
Uni-Charm Corp.	100	4,943
Personal Products - 0.3%
Alberto-Culver Co. Class B	100	6,308
Hengan International Group Co. Ltd. (a)	9,002,000	4,840,969
Kose Corp.	77,600	2,809,283
NBTY, Inc. (a)	100	2,686
USANA Health Sciences, Inc. (a)	200	6,120
		7,665,366
TOTAL CONSUMER STAPLES		73,364,113
ENERGY - 11.7%
Energy Equipment & Services - 6.6%
BJ Services Co. (a)	622,810	22,358,879
Cal Dive International, Inc. (a)	135,000	3,254,850
Carbo Ceramics, Inc.	115,700	5,929,625
Cooper Cameron Corp. (a)	154,000	7,176,400
Core Laboratories NV (a)	100	1,669
Global Industries Ltd. (a)	342,000	1,761,300
GlobalSantaFe Corp.	490,350	12,175,391
Helmerich & Payne, Inc.	96,000	2,681,280
Matrix Service Co. (a)	200	3,630
Nabors Industries Ltd. (a)	38,800	1,610,200
National-Oilwell, Inc. (a)	430,600	9,628,216
Noble Corp. (a)	200,800	7,184,624
NS Group, Inc. (a)	130,300	1,263,910
Oceaneering International, Inc. (a)	877,400	24,567,200
Pason Systems, Inc.	296,300	5,756,059
Pioneer Drilling Co. (a)	13,900	67,415
Pride International, Inc. (a)	519,500	9,683,480
Smith International, Inc. (a)	233,890	9,711,113
Tidewater, Inc.	580,150	17,334,882

	Shares	Value (Note 1)
Varco International, Inc. (a)	656,648	$ 13,546,638
W-H Energy Services, Inc. (a)	358,400	5,806,080
		161,502,841
Oil & Gas - 5.1%
Apache Corp.	500,220	40,567,842
Burlington Resources, Inc.	109,600	6,069,648
China Petroleum & Chemical Corp. sponsored ADR	100	4,441
Comstock Resources, Inc. (a)	373,200	7,202,760
Golar LNG Ltd. (a)	145,600	2,084,084
Golar LNG Ltd. (Nasdaq) (a)	70	1,000
Niko Resources Ltd.	138,000	2,882,979
Nuevo Energy Co. (a)	117,800	2,847,226
OAO Gazprom sponsored ADR	100	2,590
Petro-Canada	100	4,927
PetroChina Co. Ltd. sponsored ADR	100	5,705
PetroKazakhstan, Inc. Class A (a)	1,292,100	29,154,924
Petroleo Brasileiro SA Petrobras sponsored ADR	100	2,924
Pioneer Natural Resources Co. (a)	309,500	9,882,335
Pogo Producing Co.	169,600	8,191,680
Suncor Energy, Inc.	117,200	2,936,324
Surgutneftegaz JSC sponsored ADR	100	2,940
Talisman Energy, Inc.	152,400	8,637,410
Western Gas Resources, Inc.	40,000	1,890,000
World Fuel Services Corp.	18,294	621,081
XTO Energy, Inc.	100	2,830
YUKOS Corp. sponsored ADR	100	4,200
		122,999,850
TOTAL ENERGY		284,502,691
FINANCIALS - 5.7%
Capital Markets - 0.2%
A.G. Edwards, Inc.	100	3,623
Charles Schwab Corp.	100	1,184
E*TRADE Group, Inc. (a)	100	1,265
Eaton Vance Corp. (non-vtg.)	100	3,664
Federated Investors, Inc. Class B (non-vtg.)	100	2,936
Franklin Resources, Inc.	100	5,206
International Assets Holding Corp. (a)	100	594
Investment Technology Group, Inc. (a)	100	1,615
Investors Financial Services Corp.	100	3,841
Mitsubishi Securities Co. Ltd.	538,000	5,888,432
T. Rowe Price Group, Inc.	200	9,482
		5,921,842
Commercial Banks - 0.9%
Banco Itau Holding Financeira SA sponsored ADR	100	4,877
BOK Financial Corp.	100	3,872
Boston Private Financial Holdings, Inc.	142,900	3,549,636
Bryn Mawr Bank Corp.	20	490
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Cathay General Bancorp	10	$ 557
Charter One Financial, Inc.	100	3,455
City National Corp.	100	6,212
CVB Financial Corp.	110	2,122
East West Bancorp, Inc.	100	5,368
First Tennessee National Corp.	100	4,410
Great Southern Bancorp, Inc.	100	4,637
Hancock Holding Co.	150	8,186
Harleysville National Corp., Pennsylvania	125	3,763
Independent Bank Corp., Massachusetts	100	2,882
International Bancshares Corp.	100	4,715
Kookmin Bank sponsored ADR	100	3,784
Lakeland Financial Corp.	100	3,532
M&T Bank Corp.	100	9,830
Marshall & Ilsley Corp.	100	3,825
Nara Bancorp, Inc.	137,190	3,745,287
National Commerce Financial Corp.	100	2,728
North Fork Bancorp, Inc., New York	100	4,047
Pacific Capital Bancorp	100	3,682
PrivateBancorp, Inc.	100	4,552
Resource Bankshares Corp.	150	4,730
SouthTrust Corp.	100	3,273
State Bancorp, Inc., New York	100	2,426
State Bank of India	70,900	836,814
Sterling Bancshares, Inc.	10	133
Sumitomo Trust & Banking Ltd.	1,643,000	9,707,886
Synovus Financial Corp.	100	2,892
TCF Financial Corp.	100	5,135
Texas Regional Bancshares, Inc. Class A	100	3,700
Tompkins Trustco, Inc.	100	4,605
UCBH Holdings, Inc.	100	3,897
UnionBanCal Corp.	100	5,754
Valley National Bancorp	100	2,920
West Coast Bancorp, Oregon	100	2,134
Westcorp	100	3,655
Wintrust Financial Corp.	60,400	2,724,040
Zions Bancorp	100	6,133
		20,706,576
Consumer Finance - 0.0%
American Express Co.	100	4,823
Capital One Financial Corp.	100	6,129
First Cash Financial Services, Inc. (a)	100	2,564
Student Loan Corp.	100	14,600
		28,116
Diversified Financial Services - 0.0%
Deutsche Boerse AG	100	5,453
eSpeed, Inc. Class A (a)	100	2,341
Moody's Corp.	100	6,055
Power Financial Corp.	100	3,818

	Shares	Value (Note 1)
Principal Financial Group, Inc.	100	$ 3,307
TSX Group, Inc.	100	3,307
		24,281
Insurance - 2.1%
ACE Ltd.	100	4,142
AFLAC, Inc.	2,800	101,304
Arthur J. Gallagher & Co.	100	3,249
Erie Indemnity Co. Class A	100	4,238
Great-West Lifeco, Inc.	100	3,508
Hilb, Rogal & Hamilton Co.	100	3,207
MBIA, Inc.	22,700	1,344,521
Mercury General Corp.	34,500	1,605,975
MetLife, Inc.	100	3,367
Ohio Casualty Corp. (a)	100	1,736
Old Republic International Corp.	150	3,804
PartnerRe Ltd.	100	5,805
Progressive Corp.	63,900	5,341,401
Protective Life Corp.	69,300	2,345,112
Reinsurance Group of America, Inc.	456,400	17,639,860
StanCorp Financial Group, Inc.	100	6,288
UICI (a)	100	1,328
UnumProvident Corp.	100	1,577
W.R. Berkley Corp.	654,275	22,866,911
Zenith National Insurance Corp.	300	9,765
		51,297,098
Real Estate - 2.1%
Equity Residential (SBI)	100	2,951
Pan Pacific Retail Properties, Inc.	200,000	9,530,000
Plum Creek Timber Co., Inc.	132,400	4,031,580
ProLogis	298,200	9,569,238
Simon Property Group, Inc.	595,700	27,604,738
		50,738,507
Thrifts & Mortgage Finance - 0.4%
Doral Financial Corp.	99,300	3,205,404
Farmer Mac Class C (non-vtg.) (a)	134,600	4,301,816
Golden West Financial Corp., Delaware	14,970	1,544,754
MGIC Investment Corp.	100	5,694
NetBank, Inc.	57,700	770,295
New York Community Bancorp, Inc.	100	3,805
R&G Financial Corp. Class B	100	3,980
Sterling Financial Corp. (a)	100	3,423
W Holding Co., Inc.	153	2,847
		9,842,018
TOTAL FINANCIALS		138,558,438
HEALTH CARE - 21.3%
Biotechnology - 8.9%
Actelion Ltd. (Reg.) (a)	100	10,763
Affymetrix, Inc. (a)	100	2,461
Bachem Holding AG (B Shares)	100	5,115
Biogen Idec, Inc. (a)	315	11,586
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
BioSource International, Inc. (a)	100	$ 677
Caliper Technologies Corp. (a)	100	658
Cell Genesys, Inc. (a)	100	1,294
Celltech Group PLC sponsored ADR (a)	100	1,336
Charles River Laboratories International, Inc. (a)	1,097,200	37,666,876
Ciphergen Biosystems, Inc. (a)	100	1,124
Connetics Corp. (a)	100	1,816
Dendreon Corp. (a)	146,900	1,184,014
Digene Corp. (a)	31,900	1,279,190
Enzon Pharmaceuticals, Inc. (a)	100	1,200
Exact Sciences Corp. (a)	100	1,012
Gen-Probe, Inc. (a)	200	7,294
Genencor International, Inc. (a)	100	1,575
Genentech, Inc. (a)	100	9,357
Gilead Sciences, Inc. (a)	100	5,814
Global Bio-Chem Technology Group Co. Ltd.	1,528,000	944,716
Harvard Bioscience, Inc. (a)(c)	2,802,200	24,939,580
IDEXX Laboratories, Inc. (a)	138,400	6,405,152
Ilex Oncology, Inc. (a)	100	2,125
ImmunoGen, Inc. (a)	100	505
Invitrogen Corp. (a)	1,187,700	83,139,000
Kosan Biosciences, Inc. (a)	100	986
Martek Biosciences (a)	27,700	1,799,669
MedImmune, Inc. (a)	100	2,540
Myriad Genetics, Inc. (a)	100	1,286
Nabi Biopharmaceuticals (a)	55,300	702,863
Neogen Corp. (a)	15,545	385,050
ONYX Pharmaceuticals, Inc. (a)	23,400	660,582
PRAECIS Pharmaceuticals, Inc. (a)	214,900	1,383,956
QIAGEN NV (a)	3,571,000	42,709,160
Seattle Genetics, Inc. (a)	100	858
Serologicals Corp. (a)	12,300	228,780
Strategic Diagnostics, Inc. (a)	626,000	2,960,980
Tanox, Inc. (a)	100	1,485
Techne Corp. (a)	242,300	9,154,094
Telik, Inc. (a)	65,800	1,514,058
Trimeris, Inc. (a)	100	2,098
United Therapeutics Corp. (a)	100	2,295
		217,134,980
Health Care Equipment & Supplies - 2.2%
Abaxis, Inc. (a)	184,800	3,348,576
Advanced Medical Optics, Inc. (a)	100	1,965
Advanced Neuromodulation Systems, Inc. (a)	150	6,897
Alcon, Inc.	100	6,054
Align Technology, Inc. (a)	100	1,652
Apogent Technologies, Inc. (a)	100	2,304
Arthrocare Corp. (a)	100	2,450
Becton, Dickinson & Co.	100	4,114

	Shares	Value (Note 1)
Biacore International AB sponsored ADR	100	$ 2,292
Bio-Rad Laboratories, Inc. Class A (a)	100	5,767
Biomet, Inc.	100	3,641
Biosite, Inc. (a)	100	2,895
Bruker BioSciences Corp. (a)	163	742
C.R. Bard, Inc.	100	8,125
Candela Corp. (a)	240,900	4,379,562
Cardiodynamics International Corp. (a)	100	597
Chromavision Medical Systems, Inc. (a)	100	319
Closure Medical Corp. (a)	13,300	451,269
CNS., Inc.	100	1,370
Cooper Companies, Inc.	100	4,713
CTI Molecular Imaging, Inc. (a)	100	1,691
Cyberonics, Inc. (a)	100	3,201
Cytyc Corp. (a)	100	1,376
DENTSPLY International, Inc.	100	4,517
Diagnostic Products Corp.	100	4,591
Edwards Lifesciences Corp. (a)	935,000	28,124,800
Epix Medical, Inc. (a)	229,800	3,741,144
Guidant Corp.	3,800	228,760
HealthTronics Surgical Services, Inc. (a)	63,800	398,750
ICU Medical, Inc. (a)	18,400	630,752
Illumina, Inc. (a)	100	705
Immucor, Inc. (a)	21,400	436,346
INAMED Corp. (a)	150	7,209
Integra LifeSciences Holdings Corp. (a)	98,400	2,817,192
Interpore International, Inc. (a)	100	1,300
Kensey Nash Corp. (a)	100	2,325
Merit Medical Systems, Inc. (a)	133	2,968
Millipore Corp. (a)	76,000	3,271,800
Molecular Devices Corp. (a)	100	1,899
Nobel Biocare Holding AG (Switzerland)	100	10,098
Nutraceutical International Corp. (a)	100	1,102
Osteotech, Inc. (a)	100	880
PolyMedica Corp.	200	5,262
Schick Technologies, Inc. (a)	52,700	389,980
Sola International, Inc. (a)	80,200	1,507,760
Sonic Innovations, Inc. (a)	161,800	1,043,610
SonoSight, Inc. (a)	100	2,144
St. Jude Medical, Inc. (a)	100	6,135
SurModics, Inc. (a)	100	2,390
Synovis Life Technologies, Inc. (a)	100	2,034
Synthes-Stratec, Inc.	100	98,678
Tecan Group AG	100	4,821
Therasense, Inc. (a)	100	2,030
Thoratec Corp. (a)	100	1,301
TriPath Imaging, Inc. (a)	100	780
Varian Medical Systems, Inc. (a)	58,100	4,014,710
Ventana Medical Systems, Inc. (a)	100	3,940
VSM MedTech Ltd. (a)	100	347
Wilson Greatbatch Technologies, Inc. (a)	100	4,227
Wright Medical Group, Inc. (a)	100	3,044
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Young Innovations, Inc.	100	$ 3,600
Zimmer Holdings, Inc. (a)	100	7,040
		55,032,543
Health Care Providers & Services - 8.3%
Accredo Health, Inc. (a)	100	3,161
AdvancePCS Class A (a)	587,600	30,943,016
Advisory Board Co. (a)	100	3,491
American Healthways, Inc. (a)	120,200	2,869,174
AMERIGROUP Corp. (a)	49,400	2,106,910
AmSurg Corp. (a)	100	3,789
Anthem, Inc. (a)	100	7,500
Caremark Rx, Inc. (a)	1,231,100	31,183,763
Cerner Corp. (a)	560,200	21,203,570
CIGNA Corp.	100	5,750
Computer Programs & Systems, Inc.	100	2,012
Covance, Inc. (a)	60,000	1,608,000
Coventry Health Care, Inc. (a)	81,800	5,275,282
Dendrite International, Inc. (a)	100	1,567
Dynacq Healthcare, Inc. (a)	100	768
Eclipsys Corp. (a)	100	1,164
eResearchTechnology, Inc. (a)	22,500	571,950
Express Scripts, Inc. (a)	46,200	3,069,066
First Health Group Corp. (a)	9,800	190,708
Health Management Associates, Inc. Class A	652,200	15,652,800
HealthExtras, Inc. (a)	100	1,340
ICON PLC sponsored ADR (a)	36,100	1,573,960
IDX Systems Corp. (a)	100	2,682
IMS Health, Inc.	1,757,800	43,698,908
Inveresk Research Group, Inc. (a)	357,600	8,843,448
iSoft Group PLC	602,200	3,986,631
Laboratory Corp. of America Holdings (a)	100	3,695
Lifeline Systems, Inc. (a)	200	3,800
Lincare Holdings, Inc. (a)	90,000	2,702,700
McKesson Corp.	3,500	112,560
MIM Corp. (a)	100	703
NDCHealth Corp.	100	2,562
Odyssey Healthcare, Inc. (a)	200	5,852
Omnicare, Inc.	100	4,039
Orthodontic Centers of America, Inc. (a)	100	805
Oxford Health Plans, Inc.	100	4,350
PAREXEL International Corp. (a)	100	1,626
Patterson Dental Co. (a)	100	6,416
Pediatrix Medical Group, Inc. (a)	100	5,509
Per-Se Technologies, Inc. (a)	100	1,526
Pharmaceutical Product Development, Inc. (a)	421,100	11,357,067
Quest Diagnostics, Inc.	200	14,622
Renal Care Group, Inc. (a)	100	4,120
ResCare, Inc. (a)	1,188,803	9,629,304

	Shares	Value (Note 1)
Tripos, Inc. (a)	100	$ 669
TriZetto Group, Inc. (a)	100	645
Vital Images, Inc. (a)	68,100	1,214,904
WebMD Corp. (a)	451,300	4,057,187
WellPoint Health Networks, Inc. (a)	100	9,699
		201,954,770
Pharmaceuticals - 1.9%
Able Laboratories, Inc. (a)	100	1,807
Allergan, Inc.	100	7,681
Alpharma, Inc. Class A	100	2,010
Altana AG sponsored ADR	100	6,030
American Pharmaceutical Partners, Inc. (a)	150	5,040
Bentley Pharmaceuticals, Inc. (a)	100	1,330
Caraco Pharmaceutical Laboratories Ltd. (a)	100	748
Cipla Ltd.	100	2,887
Dr. Reddy's Laboratories Ltd. ADR	238,300	7,542,195
Endo Pharmaceuticals Holdings, Inc. (a)	200	3,852
Flamel Technologies SA sponsored ADR (a)	100	2,679
Forest Laboratories, Inc. (a)	200	12,360
Guilford Pharmaceuticals, Inc. (a)	524,500	3,556,110
King Pharmaceuticals, Inc. (a)	100	1,526
KV Pharmaceutical Co. Class A (a)	150	3,825
Mylan Laboratories, Inc.	151,350	3,823,101
Novo Nordisk AS Series B	100	4,065
Perrigo Co.	347,200	5,457,984
Pharmaceutical Resources, Inc. (a)	7,700	501,655
Pure World, Inc. (a)	100	251
Ranbaxy Laboratories Ltd. sponsored GDR	270,300	6,892,650
Salix Pharmaceuticals Ltd. (a)	100	2,267
SICOR, Inc. (a)	231,800	6,304,960
Stada Arzneimittel AG	190,365	11,776,649
SuperGen, Inc. (a)	100	1,100
Teva Pharmaceutical Industries Ltd. sponsored ADR	100	5,671
Watson Pharmaceuticals, Inc. (a)	100	4,600
		45,925,033
TOTAL HEALTH CARE		520,047,326
INDUSTRIALS - 5.2%
Aerospace & Defense - 1.2%
Alliant Techsystems, Inc. (a)	100	5,776
Applied Signal Technology, Inc.	100	2,301
Cubic Corp.	100	2,300
DRS Technologies, Inc. (a)	204,900	5,692,122
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	100	3,503
Engineered Support Systems, Inc.	225	12,389
General Dynamics Corp.	100	9,039
Herley Industries, Inc. (a)	100	2,070
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Aerospace & Defense - continued
Invision Technologies, Inc. (a)	100	$ 3,357
KVH Industries, Inc. (a)	100	2,747
L-3 Communications Holdings, Inc. (a)	383,800	19,711,968
Rockwell Collins, Inc.	100	3,003
United Defense Industries, Inc. (a)	75,000	2,391,000
		27,841,575
Air Freight & Logistics - 0.0%
C.H. Robinson Worldwide, Inc.	3,250	123,208
CNF, Inc.	100	3,390
Expeditors International of Washington, Inc.	4,400	165,704
FedEx Corp.	100	6,750
Forward Air Corp. (a)	100	2,750
UTI Worldwide, Inc.	100	3,793
		305,595
Airlines - 0.0%
Southwest Airlines Co.	100	1,614
Building Products - 0.0%
American Woodmark Corp.	100	5,505
Quixote Corp.	100	2,441
Simpson Manufacturing Co. Ltd. (a)	100	5,086
Trex Co., Inc. (a)	100	3,798
		16,830
Commercial Services & Supplies - 2.4%
Administaff, Inc. (a)	100	1,738
Apollo Group, Inc.:
- University of Phoenix Online (a)	100	6,893
Class A (a)	200	13,600
Avery Dennison Corp.	100	5,602
Benesse Corp.	100	2,453
Bennett Environmental, Inc. (a)	409,600	8,455,973
Bright Horizons Family Solutions, Inc. (a)(c)	685,300	28,782,600
Career Education Corp. (a)	200	8,014
ChoicePoint, Inc. (a)	206,600	7,869,394
Cintas Corp.	100	5,013
Coinstar, Inc. (a)	100	1,806
Corinthian Colleges, Inc. (a)	100	5,556
Corporate Executive Board Co. (a)	100	4,667
CoStar Group, Inc. (a)	100	4,168
Danka Business Systems PLC sponsored ADR (a)	17,000	74,800
DeVry, Inc. (a)	3,900	98,007
Education Management Corp. (a)	200	6,208
FTI Consulting, Inc. (a)	150	3,506
Fullcast Co. Ltd.	2,500	7,784,391
Gevity HR, Inc.	100	2,224
GFK AG	100	2,871
H&R Block, Inc.	100	5,537
Herman Miller, Inc.	100	2,427

	Shares	Value (Note 1)
HON Industries, Inc.	100	$ 4,332
Ionics, Inc. (a)	100	3,185
ITT Educational Services, Inc. (a)	100	4,697
Labor Ready, Inc. (a)	100	1,310
National Research Corp. (a)	100	1,619
On Assignment, Inc. (a)	124,300	647,603
Princeton Review, Inc. (a)	24,402	237,920
Resources Connection, Inc. (a)	100	2,731
Right Management Consultants, Inc. (a)	100	1,866
Ritchie Brothers Auctioneers, Inc.	100	5,310
Robert Half International, Inc. (a)	24,200	564,828
Stericycle, Inc. (a)	100	4,670
Strayer Education, Inc.	100	10,883
Tetra Tech, Inc. (a)	182,800	4,544,408
Trojan Technologies Corp. (a)	100	567
West Corp. (a)	100	2,323
		59,185,700
Construction & Engineering - 0.3%
Dycom Industries, Inc. (a)	62,600	1,678,932
EMCOR Group, Inc. (a)	100	4,390
Granite Construction, Inc.	100	2,349
Jacobs Engineering Group, Inc. (a)	113,800	5,463,538
		7,149,209
Electrical Equipment - 0.3%
AstroPower, Inc. (a)	100	65
Fujikura Ltd.	1,000	5,927
Johnson Electric Holdings Ltd.	500	638
REPower Systems AG	121,500	2,919,146
Rockwell Automation, Inc.	142,500	5,073,000
		7,998,776
Industrial Conglomerates - 0.0%
Alleghany Corp.	100	22,250
Teleflex, Inc.	100	4,833
		27,083
Machinery - 0.9%
AGCO Corp. (a)	100	2,014
Cascade Corp.	200	4,460
Ceradyne, Inc. (a)	100	3,406
CNH Global NV	100	1,660
CUNO, Inc. (a)	99,900	4,498,497
Dionex Corp. (a)	100	4,602
ESCO Technologies, Inc. (a)	100	4,365
Graco, Inc.	445,800	17,876,580
Husky Injection Molding Systems Ltd. (a)	100	432
Illinois Tool Works, Inc.	100	8,391
Joy Global, Inc.	100	2,615
Middleby Corp.	100	4,047
PACCAR, Inc.	100	8,512
Pentair, Inc.	100	4,570
Trinity Industries, Inc.	100	3,084
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Wabash National Corp. (a)	100	$ 2,930
Zenon Environmental, Inc. (a)	100	1,446
		22,431,611
Marine - 0.1%
Alexander & Baldwin, Inc.	48,700	1,640,703
Road & Rail - 0.0%
Canadian National Railway Co.	100	6,321
Heartland Express, Inc.	100	2,419
Knight Transportation, Inc. (a)	100	2,565
Old Dominion Freight Lines, Inc. (a)	100	3,408
		14,713
Trading Companies & Distributors - 0.0%
Fastenal Co.	200	9,988
Richelieu Hardware Ltd.	100	1,467
		11,455
TOTAL INDUSTRIALS		126,624,864
INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 0.4%
3Com Corp. (a)	100	817
Avocent Corp. (a)	100	3,652
Black Box Corp.	100	4,607
Comtech Telecommunications Corp. (a)	100	2,887
ECtel Ltd. (a)	100	496
Emulex Corp. (a)	100	2,668
Harris Corp.	100	3,795
InterDigital Communication Corp. (a)	100	2,064
Loral Space & Communications Ltd.	67,810	21,360
NETGEAR, Inc.	800	12,792
NetScreen Technologies, Inc. (a)	200	4,950
Packeteer, Inc. (a)	10	170
PC-Tel, Inc. (a)	133,300	1,414,313
Plantronics, Inc. (a)	100	3,265
Polycom, Inc. (a)	200	3,904
QLogic Corp. (a)	81	4,180
QUALCOMM, Inc.	100	5,393
Research in Motion Ltd. (a)	100	6,685
Scientific-Atlanta, Inc.	100	2,730
SeaChange International, Inc. (a)	275,400	4,241,160
SpectraLink Corp.	100	1,917
UTStarcom, Inc. (a)	80,700	2,991,549
ViaSat, Inc. (a)	100	1,914
		8,737,268
Computers & Peripherals - 0.5%
ActivCard Corp. (a)	273,800	2,157,544
Ambit Microsystems Corp.	2,575,000	6,786,293
Applied Films Corp. (a)	100	3,302
Avid Technology, Inc. (a)	100	4,800
Compal Electronics, Inc.	1,000	1,369

	Shares	Value (Note 1)
Drexler Technology Corp. (a)	256,926	$ 3,512,178
EMC Corp. (a)	6,300	81,396
iCAD, Inc. (a)	100	528
Lexmark International, Inc. Class A (a)	100	7,864
M-Systems Flash Disk Pioneers Ltd. (a)	900	15,552
Moser-Baer India Ltd.	200	1,503
Network Appliance, Inc. (a)	100	2,053
Overland Storage, Inc. (a)	100	1,880
Psion PLC (a)	100	149
SanDisk Corp. (a)	100	6,114
Stratasys, Inc. (a)	150	4,089
Synaptics, Inc. (a)	100	1,498
		12,588,112
Electronic Equipment & Instruments - 5.3%
Anritsu Corp. (a)	1,087,000	7,289,238
Brightpoint, Inc. (a)	150	2,588
CDW Corp.	71,400	4,124,064
CellStar Corp. (a)	100	1,263
Cognex Corp.	100	2,824
Excel Technology, Inc. (a)	100	3,286
Fargo Electronics, Inc. (a)	100	1,272
Flir Systems, Inc. (a)	115,745	4,224,693
Global Imaging Systems, Inc. (a)	100	3,175
Hon Hai Precision Industries Co. Ltd.	4,757,000	18,700,221
I. D. Systems Inc. (a)	100	685
Identix, Inc. (a)	100	445
INFICON Holding AG (a)	100	8,465
Itron, Inc. (a)	100	1,836
Landauer, Inc.	100	4,078
Lexar Media, Inc. (a)	100	1,743
LoJack Corp. (a)	100	806
Metrologic Instruments, Inc. (a)	200	5,400
Mettler-Toledo International, Inc. (a)	173,000	7,302,330
MOCON, Inc.	100	810
MTS Systems Corp.	100	1,923
Nam Tai Electronics, Inc.	5,630	158,090
National Instruments Corp.	100	4,547
ScanSource, Inc. (a)	100	4,562
Symbol Technologies, Inc.	3,312,400	55,946,436
Trimble Navigation Ltd. (a)	100	3,724
Universal Display Corp. (a)	100	1,367
Varian, Inc. (a)	100	4,173
Viisage Technology, Inc. (a)	100	360
Waters Corp. (a)	978,720	32,454,355
		130,258,759
Internet Software & Services - 0.1%
Aquantive, Inc. (a)	100	1,025
Ariba, Inc. (a)	100	300
AsiaInfo Holdings, Inc. (a)	100	668
Ask Jeeves, Inc. (a)	100	1,812
Autobytel, Inc. (a)	100	908
CNET Networks, Inc. (a)	100	682
Digital Impact, Inc. (a)	100	288
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Digital Insight Corp. (a)	10	$ 249
Digital River, Inc. (a)	100	2,210
Dwango Co. Ltd.	1	8,760
EarthLink, Inc. (a)	100	1,000
FreeMarkets, Inc. (a)	100	669
Internet Commerce Corp. Class A (a)	100	110
iPass, Inc.	100	1,603
ITXC Corp. (a)	10	43
j2 Global Communications, Inc. (a)	200	4,954
LookSmart Ltd. (a)	100	155
Netease.com, Inc. sponsored ADR (a)	100	3,690
NetRatings, Inc. (a)	10	114
NIC, Inc. (a)	10	80
PEC Solutions, Inc. (a)	100	1,695
Quovadx, Inc. (a)	10	49
Raindance Communications, Inc. (a)	10	28
Retek, Inc. (a)	100	928
Sina Corp. (a)	100	3,375
Sohu.com, Inc. (a)	39,000	1,170,390
Supportsoft, Inc. (a)	147,910	1,945,017
United Online, Inc. (a)	150	2,519
ValueClick, Inc. (a)	100	908
Websense, Inc. (a)	100	2,924
Yahoo!, Inc. (a)	100	4,517
		3,161,670
IT Services - 0.9%
Affiliated Computer Services, Inc. Class A (a)	214,500	11,681,670
Alliance Data Systems Corp. (a)	100	2,768
Anteon International Corp. (a)	100	3,605
CACI International, Inc. Class A (a)	300	14,586
Certegy, Inc.	86,000	2,820,800
CheckFree Corp. (a)	100	2,765
Cognizant Technology Solutions Corp. Class A (a)	300	13,692
Concord EFS, Inc. (a)	100	1,484
DST Systems, Inc. (a)	85,200	3,557,952
Hewitt Associates, Inc. Class A (a)	100	2,990
iGate Corp. (a)	100	785
Infosys Technologies Ltd. sponsored ADR	100	9,570
infoUSA, Inc. (a)	100	742
InteliData Technologies Corp. (a)	100	165
Intrado, Inc. (a)	100	2,195
Mastek Ltd.	492,375	3,597,440
Maximus, Inc. (a)	100	3,913
Paychex, Inc.	100	3,720
Satyam Computer Services Ltd.	100	805
SRA International, Inc. Class A (a)	200	8,620
SunGard Data Systems, Inc. (a)	200	5,542
Syntel, Inc.	100	2,471
The BISYS Group, Inc. (a)	100	1,488

	Shares	Value (Note 1)
Total System Services, Inc.	100	$ 3,113
Tyler Technologies, Inc. (a)	100	963
		21,743,844
Office Electronics - 0.6%
Zebra Technologies Corp. Class A (a)	230,850	15,321,515
Semiconductors & Semiconductor Equipment - 0.2%
Agere Systems, Inc. Class A (a)	100	305
Analog Devices, Inc.	100	4,565
ARM Holdings PLC sponsored ADR (a)	100	690
ASM Pacific Technology Ltd.	500	2,190
ATI Technologies, Inc. (a)	100	1,502
Broadcom Corp. Class A (a)	100	3,409
Cabot Microelectronics Corp. (a)	60,100	2,944,900
Hi/fn, Inc. (a)	8	95
International Rectifier Corp. (a)	100	4,941
Intersil Corp. Class A	57,000	1,416,450
KLA-Tencor Corp. (a)	100	5,867
Lam Research Corp. (a)	100	3,230
Linear Technology Corp.	100	4,207
Marvell Technology Group Ltd. (a)	200	7,586
Micrel, Inc. (a)	100	1,558
Microchip Technology, Inc.	100	3,336
Novellus Systems, Inc. (a)	100	4,205
NVIDIA Corp. (a)	5,000	116,250
Omnivision Technologies, Inc. (a)	200	11,050
PLX Technology, Inc. (a)	100	885
RF Micro Devices, Inc. (a)	100	1,005
Silicon Image, Inc. (a)	100	723
Standard Microsystems Corp. (a)	100	2,530
Tundra Semiconductor Corp. Ltd. (a)	100	2,078
Zoran Corp. (a)	100	1,739
		4,545,296
Software - 0.9%
Activision, Inc. (a)	150	2,730
Adobe Systems, Inc.	100	3,930
Ansys, Inc. (a)	100	3,970
Barra, Inc.	100	3,549
BEA Systems, Inc. (a)	100	1,230
Borland Software Corp. (a)	100	973
Business Objects SA sponsored ADR (a)	100	3,467
Cadence Design Systems, Inc. (a)	100	1,798
Check Point Software Technologies Ltd. (a)	100	1,682
Citrix Systems, Inc. (a)	100	2,121
Cognos, Inc. (a)	100	3,054
Concur Technologies, Inc. (a)	113,000	1,093,840
Dassault Systemes SA sponsored ADR	100	4,590
Digimarc Corp. (a)	100	1,330
Electronic Arts, Inc. (a)	153,200	7,319,896
EPIQ Systems, Inc. (a)	100	1,713
Evolving Systems, Inc. (a)	100	1,330
FactSet Research Systems, Inc.	100	3,821
Hudson Soft Co. Ltd.	100	1,092
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Insignia Systems, Inc. (a)	100	$ 262
Intuit, Inc. (a)	100	5,291
KFX, Inc. (a)	65,600	495,280
Kronos, Inc. (a)	150	5,942
Macrovision Corp. (a)	66,400	1,499,976
Magma Design Automation, Inc. (a)	100	2,334
Manhattan Associates, Inc. (a)	100	2,764
Mercury Interactive Corp. (a)	100	4,864
Merge Technologies, Inc. (a)	100	1,764
Network Associates, Inc. (a)	100	1,504
PeopleSoft, Inc. (a)	100	2,280
Plato Learning, Inc. (a)	77,400	816,570
Quality Systems, Inc. (a)	100	4,459
Quest Software, Inc. (a)	100	1,420
Red Hat, Inc. (a)	100	1,877
Renaissance Learning, Inc. (a)	203,870	4,909,190
Roxio, Inc. (a)	100	479
RSA Security, Inc. (a)	100	1,420
ScanSoft, Inc. (a)	100	532
Secure Computing Corp. (a)	125,700	2,251,287
Symantec Corp. (a)	200	6,930
Synopsys, Inc. (a)	100	3,376
TALX Corp.	100	2,303
Trend Micro, Inc. sponsored ADR (a)	100	2,630
Vastera, Inc. (a)	776,799	3,107,196
WatchGuard Technologies, Inc. (a)	10	58
Wind River Systems, Inc. (a)	100	876
		21,588,980
TOTAL INFORMATION TECHNOLOGY		217,945,444
MATERIALS - 22.7%
Chemicals - 0.8%
American Vanguard Corp.	100	3,727
Balchem Corp.	100	2,280
BOC Group PLC	100	1,524
Ecolab, Inc.	383,600	10,499,132
Headwaters, Inc. (a)	100	1,962
International Flavors & Fragrances, Inc.	100	3,492
Minerals Technologies, Inc.	41,800	2,476,650
Novozymes AS Series B	18,800	684,769
Potash Corp. of Saskatchewan	100	8,652
Praxair, Inc.	200	7,640
Quaker Chemical Corp.	100	3,075
Sigma Aldrich Corp.	100	5,718
Sinopec Shanghai Petrochemical Co. Ltd.:
(H Shares)	2,000	889
sponsored ADR	110,100	5,093,226
Spartech Corp.	100	2,464

	Shares	Value (Note 1)
Terra Nitrogen Co. LP	100	$ 496
Valspar Corp.	100	4,942
		18,800,638
Construction Materials - 0.0%
Anhui Conch Cement Co. Ltd. Class H	1,000,000	1,288,062
Cemex SA de CV sponsored ADR	100	2,620
Cheung Kong Infrastructure Holdings Ltd.	1,000	2,241
Florida Rock Industries, Inc.	100	5,485
James Hardie Industries NV	100	517
Vulcan Materials Co.	100	4,757
		1,303,682
Containers & Packaging - 0.0%
Aptargroup, Inc.	100	3,900
IPL, Inc. Class A	100	713
		4,613
Metals & Mining - 21.4%
Agnico-Eagle Mines Ltd.	1,180,230	14,220,625
Agnico-Eagle Mines Ltd. warrants 11/14/07 (a)	23,350	61,878
Alumina Ltd.	1,236,600	6,109,189
Apex Silver Mines Ltd. (a)	100	2,090
Arch Coal, Inc.	51,200	1,595,904
AUR Resources, Inc. (a)	3,187,800	16,587,766
Barrick Gold Corp.	100	2,259
BHP Steel Ltd.	1,037,200	4,367,566
China Steel Corp.	3,698,000	3,070,777
Commercial Metals Co.	100	3,040
Compania de Minas Buenaventura SA sponsored ADR	1,405,000	39,733,400
CONSOL Energy, Inc.	292,800	7,583,520
Freeport-McMoRan Copper & Gold, Inc. Class B	1,194,200	50,311,646
Glamis Gold Ltd. (a)	94,100	1,616,210
Goldcorp, Inc.	50,000	794,789
Golden Star Resources Ltd. (a)	250,000	1,746,068
Harmony Gold Mining Co. Ltd.	1,049,100	17,012,009
High River Gold Mines Ltd. (a)	1,989,600	2,990,842
Inmet Mining Corp. (a)	658,400	8,856,830
International Steel Group, Inc. (a)	2,500	97,375
IPSCO, Inc.	1,165,900	21,615,707
JFE Holdings, Inc.	162,900	4,468,827
Kinross Gold Corp. (a)	3,698,666	29,425,095
Meridian Gold, Inc. (a)	3,540,900	51,672,246
Newmont Mining Corp.	2,814,180	136,797,283
Nippon Steel Corp.	2,951,000	6,365,662
Nucor Corp.	333,700	18,687,200
Peabody Energy Corp.	39,600	1,651,716
Placer Dome, Inc.	100	1,786
POSCO sponsored ADR	16,500	560,505
Quanex Corp.	100	4,610
Schnitzer Steel Industries, Inc. Class A	100	6,050
Sons of Gwalia Ltd. ADR (a)	100	1,335
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Steel Dynamics, Inc. (a)	577,800	$ 13,572,522
Steel Technologies, Inc.	100	1,769
Stillwater Mining Co. (a)	700,300	6,701,871
Teck Cominco Ltd. Class B (sub. vtg.)	1,550,900	26,218,962
United States Steel Corp.	452,000	15,829,040
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	351,000	4,121,200
WMC Resources Ltd. (a)	1,074,100	4,547,179
Xstrata PLC	155,900	1,753,763
		520,768,111
Paper & Forest Products - 0.5%
Aracruz Celulose SA sponsored ADR	100	3,504
Lee & Man Paper Manufacturing Ltd.	4,500,000	3,564,712
Sino-Forest Corp. Class A (sub. vtg.) (a)	2,043,700	8,129,426
		11,697,642
TOTAL MATERIALS		552,574,686
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.8%
BCE, Inc.	100	2,228
Covad Communications Group, Inc. (a)	1,615,200	5,814,720
General Communications, Inc. Class A (a)	100	870
Golden Telecom, Inc. (a)	114,800	3,185,700
Hungarian Telephone & Cable Corp. (a)	100	986
Matav Rt. sponsored ADR	100	1,871
Philippine Long Distance Telephone Co. (a)	100	1,746
Philippine Long Distance Telephone Co. sponsored ADR (a)	23,000	400,660
PT Telkomunikasi Indonesia Tbk sponsored ADR	565,900	9,292,078
Rostelecom sponsored ADR	100	1,252
Telefonica del Peru SA sponsored ADR	100	393
Warwick Valley Telephone Co.	300	8,877
		18,711,381
Wireless Telecommunication Services - 1.3%
Advanced Info Service PCL (For. Reg.)	100	215
America Movil SA de CV sponsored ADR	187,200	5,118,048
At Road, Inc. (a)	524,827	6,980,199
Boston Communications Group, Inc. (a)	100	929
Mobile TeleSystems OJSC sponsored ADR	51,800	4,289,040
MTN Group Ltd. (a)	1,625,000	6,909,468
Nextel Communications, Inc. Class A (a)	100	2,806
Nextel Partners, Inc. Class A (a)	100	1,345
NII Holdings, Inc. Class B (a)	118,900	8,873,507

	Shares	Value (Note 1)
Telephone & Data Systems, Inc.	100	$ 6,255
Vimpel Communications sponsored ADR (a)	100	7,350
		32,189,162
TOTAL TELECOMMUNICATION SERVICES		50,900,543
UTILITIES - 2.2%
Electric Utilities - 0.2%
Ameren Corp.	100	4,600
Black Hills Corp.	100	2,983
Cinergy Corp.	100	3,881
Empire District Electric Co.	100	2,193
FPL Group, Inc.	100	6,542
Otter Tail Corp.	100	2,673
PPL Corp.	100	4,375
Wisconsin Energy Corp.	109,500	3,662,775
		3,690,022
Gas Utilities - 1.3%
KeySpan Corp.	498,700	18,352,160
Southwestern Energy Co. (a)	567,200	13,556,080
		31,908,240
Multi-Utilities & Unregulated Power - 0.7%
Energy East Corp.	100	2,240
Equitable Resources, Inc.	137,600	5,905,792
Public Service Enterprise Group, Inc.	100	4,380
Questar Corp.	5,600	196,840
Sierra Pacific Resources (a)	1,574,202	11,554,643
		17,663,895
TOTAL UTILITIES		53,262,157
TOTAL COMMON STOCKS (Cost $1,746,053,597)		2,359,227,440
Money Market Funds - 8.0%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.07% (b)	120,496,229	$ 120,496,229
Fidelity Securities Lending Cash Central Fund, 1.09% (b)	74,639,803	74,639,803
TOTAL MONEY MARKET FUNDS (Cost $195,136,032)		195,136,032
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $1,941,189,629)		2,554,363,472
NET OTHER ASSETS - (4.8)%		(118,130,570)
NET ASSETS - 100%		$ 2,436,232,902
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,346,102,981 and $812,756,440, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $98,948 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	74.0%
Canada	10.5%
Japan	2.9%
Cayman Islands	2.3%
Netherlands	1.8%
Peru	1.6%
Taiwan	1.1%
South Africa	1.0%
Others (individually less than 1%)	4.8%
100.0%
Transactions during the period with companies which are or were affiliates are as follows:
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Bright Horizons Family Solutions, Inc.	$ 948,299	$ -	$ -	$ 28,782,600
Drexler Technology Corp.	4,314,828	7,087,239	-	-
Harvard Bioscience, Inc.	3,124,014	-	-	24,939,580
TOTALS	$ 8,387,141	$ 7,087,239	$ -	$ 53,722,180
Income Tax Information
At December 31, 2003, the fund had a capital loss carryforward of approximately $127,019,000 of which $26,601,000 and $100,418,000 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Fidelity Variable Insurance Products: Mid Cap Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2003
Assets
Investment in securities, at value (including securities loaned of $71,513,615) (cost $1,941,189,629) - See accompanying schedule		$ 2,554,363,472
Foreign currency held at value (cost $221,076)		221,562
Receivable for investments sold		253,008
Receivable for fund shares sold		4,211,212
Dividends receivable		929,002
Interest receivable		96,529
Prepaid expenses		10,632
Other receivables		223,302
Total assets		2,560,308,719

Liabilities
Payable to custodian bank	$ 90,935
Payable for investments purchased	42,834,335
Payable for fund shares redeemed	4,497,598
Accrued management fee	1,119,712
Distribution fees payable	281,147
Other affiliated payables	175,463
Other payables and accrued expenses	436,824
Collateral on securities loaned, at value	74,639,803
Total liabilities		124,075,817
Net Assets		$ 2,436,232,902
Net Assets consist of:
Paid in capital		$ 1,954,001,002
Undistributed net investment income		76,412
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(130,685,298)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		612,840,786
Net Assets		$ 2,436,232,902
Initial Class: Net Asset Value, offering price and redemption price per share ($678,479,712 ÷ 28,085,774 shares)		$ 24.16
Service Class: Net Asset Value, offering price and redemption price per share ($580,179,200 ÷ 24,077,057 shares)		$ 24.10
Service Class 2: Net Asset Value, offering price and redemption price per share ($1,177,573,990 ÷ 49,114,767 shares)		$ 23.98

Statement of Operations

	Year ended December 31, 2003
Investment Income
Dividends		$ 8,156,287
Interest		1,682,720
Security lending		1,107,677
Total income		10,946,684

Expenses
Management fee	$ 9,876,195
Transfer agent fees	1,193,037
Distribution fees	2,322,333
Accounting and security lending fees	387,360
Non-interested trustees' compensation	6,625
Custodian fees and expenses	148,211
Audit	34,735
Legal	7,989
Miscellaneous	356,244
Total expenses before reductions	14,332,729
Expense reductions	(422,778)	13,909,951
Net investment income (loss)		(2,963,267)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (Net of foreign taxes of $23,455, including realized gain (loss) of ($1,657,190) on sales of affiliated issuers)	30,189,715
Foreign currency transactions	(39,777)
Futures contracts	61,870
Total net realized gain (loss)		30,211,808
Change in net unrealized appreciation (depreciation) on: Investment securities (Net of deferred foreign taxes of $336,495)	575,217,151
Assets and liabilities in foreign currencies	2,087
Futures contracts	4,181
Total change in net unrealized appreciation (depreciation)		575,223,419
Net gain (loss)		605,435,227
Net increase (decrease) in net assets resulting from operations		$ 602,471,960

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2003	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,963,267)	$ 5,367,275
Net realized gain (loss)	30,211,808	(100,092,133)
Change in net unrealized appreciation (depreciation)	575,223,419	(54,350,719)
Net increase (decrease) in net assets resulting from operations	602,471,960	(149,075,577)
Distributions to shareholders from net investment income	(5,082,393)	(10,315,464)
Share transactions - net increase (decrease)	440,089,337	406,189,773
Total increase (decrease) in net assets	1,037,478,904	246,798,732

Net Assets
Beginning of period	1,398,753,998	1,151,955,266
End of period (including undistributed net investment income of $76,412 and undistributed net investment income of $4,928,520, respectively)	$ 2,436,232,902	$ 1,398,753,998
Other Information
Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	4,434,612	4,691,539	24,537,608
Reinvested	131,528	76,717	95,288
Redeemed	(5,011,471)	(2,353,097)	(5,472,778)
Net increase (decrease)	(445,331)	2,415,159	19,160,118

Dollars Sold	$ 95,795,053	$ 94,175,028	$ 482,784,357
Reinvested	2,207,036	1,285,007	1,590,350
Redeemed	(89,867,137)	(43,168,976)	(104,711,381)
Net increase (decrease)	$ 8,134,952	$ 52,291,059	$ 379,663,326
Share Transactions	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
Shares Sold	7,049,981	6,655,084	22,666,360
Reinvested	277,413	161,340	101,720
Redeemed	(8,136,461)	(3,917,197)	(3,604,685)
Net increase (decrease)	(809,067)	2,899,227	19,163,395
Dollars Sold	$ 134,875,925	$ 125,174,947	$ 416,253,061
Reinvested	5,301,369	3,078,362	1,935,732
Redeemed	(145,105,795)	(70,148,866)	(65,174,962)
Net increase (decrease)	$ (4,928,501)	$ 58,104,443	$ 353,013,831
Distributions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 2,207,036	$ 1,285,007	$ 1,590,350
From net realized gain	-	-	-
Total	$ 2,207,036	$ 1,285,007	$ 1,590,350
	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
From net investment income	$ 5,301,369	$ 3,078,362	$ 1,935,733
From net realized gain	-	-	-
Total	$ 5,301,369	$ 3,078,362	$ 1,935,733

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Financial Highlights - Initial Class

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 17.51	$ 19.60	$ 20.26	$ 15.25	$ 10.31
Income from Investment Operations
Net investment income (loss) C	(.01)	.09	.20	.19	- E
Net realized and unrealized gain (loss)	6.74	(2.00)	(.86)	4.95	5.05
Total from investment operations	6.73	(1.91)	(.66)	5.14	5.05
Distributions from net investment income	(.08)	(.18)	-	(.08)	-
Distributions from net realized gain	-	-	-	-	(.09)
Distributions in excess of net realized gain	-	-	-	(.05)	(.02)
Total distributions	(.08)	(.18)	-	(.13)	(.11)
Net asset value, end of period	$ 24.16	$ 17.51	$ 19.60	$ 20.26	$ 15.25
Total Return A,B	38.64%	(9.82)%	(3.26)%	33.78%	49.04%
Ratios to Average Net Assets D
Expenses before expense reductions	.70%	.70%	.69%	.74%	3.34%
Expenses net of voluntary waivers, if any	.70%	.70%	.69%	.74%	1.00%
Expenses net of all reductions	.68%	.63%	.62%	.69%	.97%
Net investment income (loss)	(.04)%	.51%	1.06%	1.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 678,480	$ 499,557	$ 574,934	$ 589,026	$ 1,744
Portfolio turnover rate	51%	135%	144%	245%	163%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

Financial Highlights - Service Class

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 17.46	$ 19.54	$ 20.22	$ 15.24	$ 10.31
Income from Investment Operations
Net investment income (loss)C	(.03)	.08	.18	.17	(.01)
Net realized and unrealized gain (loss)	6.73	(2.00)	(.86)	4.93	5.05
Total from investment operations	6.70	(1.92)	(.68)	5.10	5.04
Distributions from net investment income	(.06)	(.16)	-	(.07)	-
Distributions from net realized gain	-	-	-	-	(.09)
Distributions in excess of net realized gain	-	-	-	(.05)	(.02)
Total distributions	(.06)	(.16)	-	(.12)	(.11)
Net asset value, end of period	$ 24.10	$ 17.46	$ 19.54	$ 20.22	$ 15.24
Total ReturnA,B	38.52%	(9.90)%	(3.36) %	33.54%	48.94%
Ratios to Average Net AssetsD
Expenses before expense reductions	.80%	.80%	.79%	.84%	3.41%
Expenses net of voluntary waivers, if any	.80%	.80%	.79%	.84%	1.10%
Expenses net of all reductions	.78%	.73%	.72%	.79%	1.07%
Net investment income (loss)	(.14)%	.41%	.96%	.92%	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 580,179	$ 378,264	$ 366,665	$ 282,941	$ 25,908
Portfolio turnover rate	51%	135%	144%	245%	163%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.39	$ 19.49	$ 20.20	$ 14.82
Income from Investment Operations
Net investment income (loss)E	(.06)	.05	.15	.14
Net realized and unrealized gain (loss)	6.70	(1.99)	(.86)	5.35
Total from investment operations	6.64	(1.94)	(.71)	5.49
Distributions from net investment income	(.05)	(.16)	-	(.06)
Distributions in excess of net realized gain	-	-	-	(.05)
Total distributions	(.05)	(.16)	-	(.11)
Net asset value, end of period	$ 23.98	$ 17.39	$ 19.49	$ 20.20
Total ReturnB,C,D	38.31%	(10.02)%	(3.51)%	37.12%
Ratios to Average Net AssetsG
Expenses before expense reductions	.95%	.95%	.94%	.99%A
Expenses net of voluntary waivers, if any	.95%	.95%	.94%	.99%A
Expenses net of all reductions	.93%	.88%	.88%	.94%A
Net investment income (loss)	(.29)%	.25%	.81%	.76%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,177,574	$ 520,933	$ 210,356	$ 73,039
Portfolio turnover rate	51%	135%	144%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of operations) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Fidelity Variable Insurance Products: Money Market Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP: Money Market - Initial Class	1.00%	3.65%	4.47%
Fidelity VIP: Money Market - Service Class A	0.90%	3.59%	4.44%
Fidelity VIP: Money Market - Service Class 2 B	0.75%	3.46%	4.38%

A The initial offering of Service Class shares took place on July 7, 2000. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to July 7, 2000 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class' 12b-1 fee been reflected, returns prior to July 7, 2000 would have been lower.

B The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee), and returns prior to January 12, 2000 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

Yield

	12/30/03	9/30/03	7/01/03	4/01/03	12/31/02
Fidelity VIP: Money Market - Initial Class	0.99%	0.90%	0.93%	1.06%	1.28%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year.

Annual Report

Fidelity Variable Insurance Products: Money Market Portfolio

Investments December 31, 2003

Showing Percentage of Net Assets

Corporate Bonds - 1.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Bell Trace Obligated Group
1/11/04	1.25% (b)	$ 11,800,000	$ 11,800,000
Conoco, Inc.
4/15/04	1.51	12,335,000	12,487,107
TOTAL CORPORATE BONDS			24,287,107
Certificates of Deposit - 20.1%
London Branch, Eurodollar, Foreign Banks - 10.6%
Credit Agricole Indosuez
8/5/04	1.39	10,000,000	10,000,000
8/5/04	1.40	10,000,000	10,000,000
12/6/04	1.55	20,000,000	20,000,000
Credit Lyonnais SA
3/12/04	1.12	25,000,000	25,000,483
Dresdner Bank AG
4/19/04	1.15	10,000,000	10,000,000
HBOS Treasury Services PLC
1/21/04	1.06	20,000,000	20,000,000
2/27/04	1.13	25,000,000	25,000,000
3/1/04	1.15	9,000,000	9,000,000
3/3/04	1.15	15,000,000	15,000,000
Landesbank Hessen-Thuringen
5/12/04	1.21	10,000,000	10,000,000
Unicredito Italiano Spa
3/5/04	1.12	5,000,000	4,999,955
WestLB AG
1/12/04	1.12	20,000,000	20,000,000
2/23/04	1.15	15,000,000	15,000,000
			194,000,438
New York Branch, Yankee Dollar, Foreign Banks - 9.5%
BNP Paribas SA
1/2/04	1.04 (b)	50,000,000	49,992,780
8/5/04	1.41	15,000,000	15,000,000
Canadian Imperial Bank of Commerce
1/15/04	1.18 (b)	20,000,000	20,000,000
Credit Agricole Indosuez
1/2/04	1.04 (b)	10,000,000	9,999,250
1/2/04	1.07 (b)	10,000,000	9,999,735
Royal Bank of Canada
1/2/04	1.04 (b)	15,000,000	14,998,481
Societe Generale
1/2/04	1.04 (b)	20,000,000	19,997,898

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
1/2/04	1.05% (b)	$ 20,000,000	$ 19,999,639
1/2/04	1.11 (b)	15,000,000	14,996,030
			174,983,813
TOTAL CERTIFICATES OF DEPOSIT			368,984,251
Commercial Paper - 6.7%

Citibank Credit Card Master Trust I (Dakota Certificate Program)
1/22/04	1.12	23,750,000	23,734,483
DaimlerChrysler NA Holding Corp.
1/21/04	1.36	5,000,000	4,996,222
1/26/04	1.37	6,000,000	5,994,292
1/28/04	1.36	3,000,000	2,996,940
2/17/04	1.38	4,000,000	3,992,793
Dresdner U.S. Finance, Inc.
2/6/04	1.14	15,000,000	14,982,900
4/19/04	1.15	10,000,000	9,965,332
Grampian Funding Ltd.
2/4/04	1.10	10,000,000	9,989,611
Household Finance Corp.
3/9/04	1.13	25,000,000	24,947,111
John Deere Capital Corp.
1/16/04	1.20	2,000,000	1,999,000
Montauk Funding Corp.
1/26/04	1.10	5,000,000	4,996,181
Paradigm Funding LLC
1/22/04	1.11	15,000,000	14,990,288
TOTAL COMMERCIAL PAPER			123,585,153
Federal Agencies - 27.8%

Fannie Mae - 17.7%
Agency Coupons - 15.7%
3/10/04	1.11 (b)	20,000,000	20,000,000
3/23/04	1.10 (b)	25,000,000	24,992,468
8/30/04	1.25	25,000,000	25,000,000
8/30/04	1.30	25,000,000	25,000,000
9/24/04	1.50	25,000,000	25,000,000
10/1/04	1.55	25,000,000	25,000,000
11/2/04	1.35	25,000,000	25,000,000
11/9/04	1.40	25,000,000	25,000,000
11/15/04	1.43	15,000,000	15,000,000
11/26/04	1.54	14,500,000	14,500,000
12/3/04	1.52	20,000,000	20,000,000
12/10/04	1.59	10,000,000	10,000,000
12/20/04	1.49	15,000,000	15,000,000
12/30/04	1.64	20,000,000	20,000,000
			289,492,468
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - continued
Discount Notes - 2.0%
4/7/04	1.16%	$ 17,205,000	$ 17,151,688
6/14/04	1.21	10,000,000	9,945,000
11/12/04	1.50	10,000,000	9,870,089
			36,966,777
			326,459,245
Federal Home Loan Bank - 8.5%
Agency Coupons - 7.0%
1/19/04	1.08 (b)	6,000,000	5,997,196
1/25/04	1.06 (b)	17,000,000	16,987,094
3/15/04	1.09 (b)	20,000,000	19,992,496
3/21/04	1.10 (b)	36,000,000	35,989,114
7/6/04	1.23	50,000,000	49,999,999
			128,965,899
Discount Notes - 1.5%
4/23/04	1.12	27,500,000	27,404,185
			156,370,084
Freddie Mac - 1.6%
Agency Coupons - 1.6%
2/15/04	1.09	4,000,000	4,019,691
7/27/04	1.20	25,000,000	25,000,000
			29,019,691
TOTAL FEDERAL AGENCIES			511,849,020
Bank Notes - 0.5%

National City Bank, Indiana
1/2/04	1.04 (b)	10,000,000	9,997,974
Master Notes - 3.0%

General Motors Acceptance Corp. Mortgage Credit
1/2/04	1.67 (d)	15,000,000	14,999,305
Goldman Sachs Group, Inc.
1/27/04	1.20 (d)	36,000,000	36,000,000
2/17/04	1.18 (d)	5,000,000	5,000,000
TOTAL MASTER NOTES			55,999,305
Medium-Term Notes - 16.4%

American Express Credit Corp.
1/5/04	1.20 (b)	10,000,000	10,001,325
Bank of New York Co., Inc.
1/27/04	1.13 (a)(b)	15,000,000	15,000,000
Bank of Scotland Treasury Services PLC
1/23/04	1.18 (b)	10,000,000	10,000,367
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Descartes Funding Trust
1/15/04	1.15% (b)	$ 5,000,000	$ 5,000,000
General Electric Capital Corp.
1/9/04	1.25 (b)	25,000,000	25,000,000
1/19/04	1.23 (b)	20,000,000	20,000,000
1/28/04	1.14 (b)	15,000,000	15,000,340
HBOS Treasury Services PLC
3/24/04	1.16 (b)	20,000,000	20,000,000
Household Finance Corp.
2/18/04	1.17 (b)	5,000,000	5,000,000
Landesbank Baden-Wuerttemberg
1/15/04	1.16 (b)	25,000,000	25,000,541
Morgan Stanley
1/15/04	1.28 (b)	20,000,000	20,000,000
1/27/04	1.15 (b)	10,000,000	10,000,000
National City Bank, Indiana
1/2/04	1.05 (b)	25,000,000	24,997,976
SLM Corp.
1/26/04	1.31 (b)	20,000,000	20,019,371
U.S. Bank NA, Minnesota
1/13/04	1.30 (b)	20,000,000	20,010,270
USAA Auto Owner Trust
7/15/04	1.03	2,473,644	2,473,644
Verizon Global Funding Corp.
3/15/04	1.26 (b)	15,000,000	15,000,470
3/15/04	1.62 (b)	30,000,000	30,000,000
Wachovia Bank NA
1/28/04	1.16 (b)	10,000,000	10,001,352
TOTAL MEDIUM-TERM NOTES			302,505,656
Short-Term Notes - 4.5%

Jackson National Life Insurance Co.
1/1/04	1.29 (b)(d)	7,000,000	7,000,000
Metropolitan Life Insurance Co.
1/2/04	1.35 (b)(d)	10,000,000	10,000,000
1/28/04	1.15 (b)	5,000,000	5,000,000
2/2/04	1.32 (b)(d)	5,000,000	5,000,000
Monumental Life Insurance Co.
1/1/04	1.31 (b)(d)	5,000,000	5,000,000
1/1/04	1.34 (b)(d)	5,000,000	5,000,000
New York Life Insurance Co.
1/2/04	1.29 (b)(d)	30,000,000	30,000,000
Pacific Life Insurance Co.
3/11/04	1.32 (b)(d)	5,000,000	5,000,000
Transamerica Occidental Life Insurance Co.
2/1/04	1.33 (b)(d)	10,000,000	10,000,000
TOTAL SHORT-TERM NOTES			82,000,000
Municipal Securities - 5.3%
		Principal Amount	Value (Note 1)

Alaska Hsg. Fin. Corp. Bonds Series A, 1.4%, tender 9/1/04 (FSA Insured) (b)		$ 10,000,000	$ 10,000,000
Kansas Dev. Fin. Auth. Lease Rev. (State of Kansas - Dept. of Administration - 7th and Harrison State Office Bldg. Proj.) Series 2002 J1, 1.32% (Liquidity Facility Kansas Pooled Money Invt. Board), VRDN (b)		7,975,000	7,975,000
Kansas Dev. Fin. Auth. Lease Rev. (State of Kansas - Dept. of Administration - 7th and Harrison State Office Bldg. Proj.) Series 2002 J2, 1.32% (Liquidity Facility Kansas Pooled Money Invt. Board), VRDN (b)		21,160,000	21,160,000
Massachusetts Health & Edl. Facilities Auth. Rev. (Partners Health Care Sys., Inc. Proj.) Series D6, 1.33%, VRDN (b)		14,765,000	14,765,000
New York State Hsg. Fin. Svc. Contract Rev. Series 2003 H, 1.15%, LOC Dexia Cr. Local de France, VRDN (b)		13,300,000	13,300,000
San Jose Redev. Agcy. Rev. Series A, 1.15%, LOC JPMorgan Chase Bank, VRDN (b)(c)		11,250,000	11,250,000
Waco Edl. Fin. Corp. Rev. (Baylor Univ. Proj.) Series A, 1.25% (XL Cap. Assurance, Inc. Insured), VRDN (b)		18,850,000	18,850,000
TOTAL MUNICIPAL SECURITIES			97,300,000
Repurchase Agreements - 14.6%
	Maturity Amount
In a joint trading account (Collateralized by U.S. Government Obligations dated 12/31/03 due 1/2/04 At 1.02%)	$ 140,008	140,000
With:
Banc of America Securities LLC At 1.13%, dated 12/31/03 due 1/2/04 (Collateralized by Corporate Obligations with Principal Amounts of $94,876,179, 1.65% - 3.9%, 11/15/07 - 3/25/38)	90,005,650	90,000,000
Deutsche Bank Securities, Inc. At 1.07%, dated 12/31/03 due 1/2/04 (Collateralized by Corporate Obligations with Principal Amounts of $82,102,000, 1.29% - 4%, 4/25/12 - 10/25/33)	81,004,815	81,000,000
Goldman Sachs & Co. At 1.12%, dated 12/29/03 due 1/30/04 (Collateralized by Corporate Obligations with Principal Amounts of $32,877,400, 6.38% - 9.87%, 2/15/04 - 6/30/08)	31,030,862	31,000,000
Repurchase Agreements - continued
	Maturity Amount	Value (Note 1)
With: - continued
J.P. Morgan Securities, Inc. At 1.13%, dated 12/22/03 due 2/23/04 (Collateralized by Corporate Obligations with Principal Amounts of $41,205,000, 5% - 8.38%, 6/15/07 - 2/1/13)	$ 41,081,078	$ 41,000,000
Morgan Stanley & Co. At 1.14%, dated 12/10/03 due 1/29/04 (Collateralized by Mortgage Loan Obligations with Principal Amounts of $28,707,367, 0% - 7.23%, 10/18/30 - 10/25/33)	25,039,583	25,000,000
TOTAL REPURCHASE AGREEMENTS		268,140,000
TOTAL INVESTMENT PORTFOLIO - 100.2%	1,844,648,466
NET OTHER ASSETS - (0.2)%	(4,534,913)
NET ASSETS - 100%	$ 1,840,113,553
Total Cost for Income Tax Purposes $ 1,844,648,466
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $15,000,000 or 0.8% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $132,999,305 or 7.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
General Motors Acceptance Corp. Mortgage Credit 1.67%, 1/2/04	12/1/03	$ 14,999,305
Goldman Sachs Group, Inc.: 1.18%, 2/17/04	9/22/03	$ 5,000,000
1.2%, 1/27/04	8/12/03	$ 36,000,000
Jackson National Life Insurance Co. 1.29%, 1/1/04	3/31/03	$ 7,000,000
Metropolitan Life Insurance Co.: 1.32%, 2/2/04	2/24/03	$ 5,000,000
1.35%, 1/2/04	3/26/02	$ 10,000,000
Security	Acquisition Date	Cost
Monumental Life Insurance Co.: 1.31%, 1/1/04	9/17/98	$ 5,000,000
1.34%, 1/1/04	3/12/99	$ 5,000,000
New York Life Insurance Co. 1.29%, 1/2/04	2/28/02 - 12/19/02	$ 30,000,000
Pacific Life Insurance Co 1.32%, 3/11/04	3/10/03	$ 5,000,000
Transamerica Occidental Life Insurance Co. 1.33%, 2/1/04	4/28/00	$ 10,000,000
Other Information

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loan was outstanding amounted to $13,330,000. The weighted average interest rate was 1.12%. Interest earned from the interfund lending program amounted to $1,244 and is included in interest income on the Statement of Operations. At period end, there were no interfund loans outstanding.

Income Tax Information
At December 31, 2003, the fund had a capital loss carryforward of approximately $109,000 all of which will expire on December 31, 2011.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2003

Assets
Investment in securities, at value (including repurchase agreements of $268,140,000) - See accompanying schedule		$ 1,844,648,466
Cash		7,549
Receivable for fund shares sold		864,332
Interest receivable		3,020,183
Prepaid expenses		13,620
Other receivables		10
Total assets		1,848,554,160

Liabilities
Payable for fund shares redeemed	$ 7,954,643
Accrued management fee	309,461
Distribution fees payable	2,393
Other affiliated payables	123,061
Other payables and accrued expenses	51,049
Total liabilities		8,440,607

Net Assets		$ 1,840,113,553
Net Assets consist of:
Paid in capital		$ 1,840,247,110
Accumulated net realized gain (loss) on investments		(133,557)
Net Assets		$ 1,840,113,553
Initial Class: Net Asset Value, offering price and redemption price per share ($1,817,439,610 ÷ 1,817,469,107 shares)		$ 1.00
Service Class: Net Asset Value, offering price and redemption price per share ($19,605,753 ÷ 19,605,966 shares)		$ 1.00
Service Class 2: Net Asset Value, offering price and redemption price per share ($3,068,190 ÷ 3,068,242 shares)		$ 1.00

Statement of Operations

	Year ended December 31, 2003

Investment Income
Interest		$ 30,949,823

Expenses
Management fee	$ 4,792,919
Transfer agent fees	1,623,832
Distribution fees	85,968
Accounting fees and expenses	224,863
Non-interested trustees' compensation	11,911
Custodian fees and expenses	51,369
Audit	53,750
Legal	9,407
Miscellaneous	121,482
Total expenses before reductions	6,975,501
Expense reductions	(1,652)	6,973,849
Net investment income		23,975,974
Net realized gain (loss) on investment securities		(133,557)
Net increase in net assets resulting from operations		$ 23,842,417

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2003	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 23,975,974	$ 46,410,100
Net realized gain (loss)	(133,557)	87,888
Net increase (decrease) in net assets resulting from operations	23,842,417	46,497,988
Distributions to shareholders from net investment income	(23,975,974)	(46,410,100)
Share transactions - net increase (decrease)	(920,442,277)	(39,187,088)
Total increase (decrease) in net assets	(920,575,834)	(39,099,200)

Net Assets
Beginning of period	2,760,689,387	2,799,788,587
End of period	$ 1,840,113,553	$ 2,760,689,387
Other Information: Share Transactions at net asset value of $1.00 per share	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Sold	6,056,411,700	54,027,987	82,930,007
Reinvested	23,602,029	128,154	208,645
Redeemed	(6,967,511,919)	(42,565,009)	(127,673,871)
Net increase (decrease)	(887,498,190)	11,591,132	(44,535,219)

	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
Sold	6,692,494,433	8,278,271	505,243,362
Reinvested	45,541,480	125,174	705,271
Redeemed	(6,786,431,592)	(6,531,366)	(498,612,121)
Net increase (decrease)	(48,395,679)	1,872,079	7,336,512

Distributions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 23,625,076	$ 137,269	$ 213,629

	Year ended December 31, 2002
	Initial Class	Service Class	Service Class 2
From net investment income	$ 45,579,655	$ 125,174	$ 705,271

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Financial Highlights - Initial Class

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.010	.017	.041	.062	.050
Distributions from net investment income	(.010)	(.017)	(.041)	(.062)	(.050)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA,B	1.00%	1.69%	4.18%	6.30%	5.17%
Ratios to Average Net AssetsC
Expenses before expense reductions	.29%	.29%	.28%	.33%	.27%
Expenses net of voluntary waivers, if any	.29%	.29%	.28%	.33%	.27%
Expenses net of all reductions	.29%	.29%	.28%	.33%	.27%
Net investment income	1.00%	1.68%	3.99%	6.18%	5.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,817,440	$ 2,705,069	$ 2,753,379	$ 2,233,342	$ 1,939,491

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Years ended December 31,	2003	2002	2001	2000E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.016	.040	.031
Distributions from net investment income	(.009)	(.016)	(.040)	(.031)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C,D	.90%	1.61%	4.10%	3.06%
Ratios to Average Net AssetsF
Expenses before expense reductions	.38%	.39%	.39%	.47%A
Expenses net of voluntary waivers, if any	.38%	.39%	.39%	.45%A
Expenses net of all reductions	.38%	.39%	.39%	.45%A
Net investment income	.91%	1.58%	3.87%	6.28%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,606	$ 8,017	$ 6,143	$ 103

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E For the period July 7, 2000 (commencement of sale of shares) to December 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2003	2002	2001	2000E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.007	.014	.039	.058
Distributions from net investment income	(.007)	(.014)	(.039)	(.058)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C,D	.75%	1.45%	3.96%	5.89%
Ratios to Average Net AssetsF
Expenses before expense reductions	.54%	.54%	.55%	.96%A
Expenses net of voluntary waivers, if any	.54%	.54%	.55%	.60%A
Expenses net of all reductions	.54%	.54%	.55%	.60%A
Net investment income	.75%	1.43%	3.71%	5.94%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,068	$ 47,604	$ 40,267	$ 108

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Notes to Financial Statements

For the period ended December 31, 2003

1. Significant Accounting Policies.

Money Market Portfolio (the fund) is a fund of Variable Insurance Products Fund. Asset Manager: Growth Portfolio and Investment Grade Bond Portfolio (the funds) are funds of Variable Insurance Products Fund II. Balanced Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, and Mid Cap Portfolio (the funds) are funds of Variable Insurance Products Fund III. The Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III (the trusts) (referred to in this report as Fidelity Variable Insurance Products) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies organized as Massachusetts business trusts. Each fund is authorized to issue an unlimited number of shares. Shares of each fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Asset Manager: Growth, Growth & Income and Mid Cap estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though the principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the funds intend to qualify as regulated investment companies by distributing all of their taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. For the Money Market Portfolio, dividends are declared daily and paid monthly from net investment income and distributions from realized gains, if any, are recorded on the ex-dividend date. Distributions from net investment income and realized gains are recorded on the ex-dividend date for all other funds. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period for the Money Market Portfolio. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), defaulted bonds, prior period premium and discount on debt securities, market discount, financing transactions, non-taxable dividends, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Asset Manager: Growth	$ 325,979,774	$ 36,682,010	$ (13,165,002)	$ 23,517,008
Balanced	328,111,972	41,795,692	(6,678,026)	35,117,666
Growth & Income	1,373,575,386	218,916,802	(81,646,274)	137,270,528
Growth Opportunities	653,597,036	145,777,394	(20,734,261)	125,043,133
Investment Grade Bond	1,946,982,125	54,756,392	(3,315,241)	51,441,151
Mid Cap	1,945,112,269	636,837,158	(27,585,955)	609,251,203
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Asset Manager: Growth	$ 7,855,332	$ -	$ (74,491,307)
Balanced	6,850,598	-	(19,803,393)
Growth & Income	12,128,444	-	(166,421,945)
Growth Opportunities	3,665,484	-	(277,246,288)
Investment Grade Bond	96,685,170	17,469,469	-
Mid Cap	-	-	(127,019,315)

The tax character of distributions paid was as follows:

December 31, 2003	Ordinary Income	Long-term Capital Gains	Total
Asset Manager: Growth	$ 8,995,679	$ -	$ 8,995,679
Balanced	7,974,845	-	7,974,845
Growth & Income	12,772,749	-	12,772,749
Growth Opportunities	4,842,328	-	4,842,328
Investment Grade Bond	101,912,282	9,272,230	111,184,512
Mid Cap	5,082,393	-	5,082,393
December 31, 2002	Ordinary Income	Long-term Capital Gains	Total
Asset Manager: Growth	$ 10,416,607	$ -	$ 10,416,607
Balanced	8,837,001	-	8,837,001
Growth & Income	15,060,404	-	15,060,404
Growth Opportunities	8,515,304	-	8,515,304
Investment Grade Bond	58,817,521	-	58,817,521
Mid Cap	10,315,464	-	10,315,464

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations, corporate obligations and mortgage loan obligations which may be below investment-grade quality and equity securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Certain funds may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by each applicable fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact each applicable fund.

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, each applicable fund will receive a payment from the counterparty. To the extent it is less, each applicable fund will make a payment to the counterparty. Periodic payments received or made by each applicable fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with each applicable fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in each applicable fund's Schedule of Investments under the caption "Swap Agreements."

Annual Report

2. Operating Policies - continued

Financing Transactions. To earn additional income, certain funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee.

For all funds except the Money Market Portfolio, the management fee is the sum of an individual fund fee rate applied to the average net assets of each fund and a group fee rate. The group fee rates differ for equity and fixed-income funds and are each based upon the average net assets of all the mutual funds advised by FMR. The group fee rates decrease as assets under management increase and increase as assets under management decrease. The annual individual fund fee rate is .30% of the fund's average net assets for Asset Manager: Growth, Growth Opportunities, Investment Grade Bond, and Mid Cap Portfolios, .20% for Growth & Income Portfolio, and .15% for Balanced Portfolio. The group fee rates averaged .28% for the equity funds and .13% for the fixed-income funds during the period.

For the Money Market Portfolio the management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .13% during the period. The total income-based component is calculated according to a graduated schedule providing for different rates based on the fund's gross annualized yield. The rate increases as the fund's gross yield increases. During the period the income-based portion of the management fee was $1,679,717 or an annual rate of .07% of the fund's average net assets.

For the period each fund's total annual management fee rate, expressed as a percentage of each fund's average net assets, was as follows:

Asset Manager: Growth	.58%	|
Balanced	.43%
Growth & Income	.48%
Growth Opportunities	.58%
Investment Grade Bond	.43%
Mid Cap	.58%
Money Market	.20%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies, for the distribution of shares and providing shareholder support services:

	Service Class	Service Class 2	Total
Asset Manager: Growth	$ 6,254	$ 12,995	$ 19,249
Balanced	$ 20,784	$ 58,523	$ 79,307
Growth & Income	$ 294,948	$ 556,834	$ 851,782
Growth Opportunities	$ 197,953	$ 121,587	$ 319,540
Investment Grade Bond	$ 4,794	$ 233,347	$ 238,141
Mid Cap	$ 432,418	$ 1,889,915	$ 2,322,333
Money Market	$ 14,917	$ 71,051	$ 85,968

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investment Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee excluding out-of-pocket expenses, equal to an annual rate of .07% of their month end net assets.

For the period, the total transfer agent fees paid by each class to FIIOC, including out-of-pocket expenses, were as follows:

Asset Manager: Growth		|
Initial Class	$ 212,921
Service Class	5,674
Service Class 2	7,349
	$ 225,944
Balanced
Initial Class	$ 181,695
Service Class	15,125
Service Class 2	18,327
	$ 215,147
Growth & Income
Initial Class	$ 482,906
Service Class	203,338
Service Class 2	159,916
	$ 846,160
Growth Opportunities
Initial Class	$ 298,640
Service Class	139,421
Service Class 2	42,488
	$ 480,549
Investment Grade Bond
Initial Class	$ 1,261,000
Service Class	3,698
Service Class 2	68,042
	$ 1,332,740
Mid Cap
Initial Class	$ 354,798
Service Class	302,125
Service Class 2	536,114
	$ 1,193,037
Money Market
Initial Class	$ 1,595,167
Service Class	10,084
Service Class 2	18,581
	$ 1,623,832

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Asset Manager: Growth	$ 384,532
Balanced	590,846
Growth & Income	1,875,429
Growth Opportunities	692,911
Investment Grade Bond	3,430,226
Mid Cap	1,668,961

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain funds provided services to these funds in addition to trade execution. These services included payments of expenses on behalf of each applicable fund. In addition, through arrangements with each applicable fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangement	Custody expense reduction

Asset Manager: Growth	$ 31,638	$ 1,142
Balanced	10,789	1,293
Growth & Income	33,165	51
Growth Opportunities	161,467	75
Investment Grade Bond	-	2,213
Mid Cap	418,696	4,082
Money Market	-	1,652

Annual Report

Notes to Financial Statements - continued

8. Other Information.

At the end of the period, FMR or its affiliates and certain unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Asset Manager: Growth	67%	-	-
Balanced	60%	1	26%
Growth & Income	22%	2	49%
Growth Opportunities	20%	1	48%
Investment Grade Bond	49%	1	10%
Mid Cap	23%	2	45%
Money Market	57%	1	11%

9. Transactions with Affiliated Companies.

An affiliated company is a company which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included in "Other Information" at the end of each applicable fund's Schedule of Investments.

Annual Report

Independent Auditors' Report

To the Trustees of Variable Insurance Products Fund III and Shareholders of Growth & Income Portfolio and Growth Opportunities Portfolio:

We have audited the accompanying statements of assets and liabilities of Growth & Income Portfolio and Growth Opportunities Portfolio (the Funds), funds of Variable Insurance Products Fund III, including the portfolios of investments, as of December 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Growth & Income Portfolio and Growth Opportunities Portfolio as of December 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 11, 2004

Annual Report

Independent Auditors' Report

To the Trustees of Variable Insurance Products Fund II and Variable Insurance Products Fund III and Shareholders of Asset Manager: Growth Portfolio, Investment Grade Bond Portfolio, and Balanced Portfolio:

We have audited the accompanying statements of assets and liabilities of Asset Manager: Growth Portfolio and Investment Grade Bond Portfolio (the Funds), funds of Variable Insurance Products Fund II, and Balanced Portfolio (the Fund), a fund of Variable Insurance Products Fund III, including the portfolios of investments, as of December 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Asset Manager: Growth Portfolio, Investment Grade Bond Portfolio, and Balanced Portfolio as of December 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 18, 2004

Annual Report

Report of Independent Auditors

To the Trustees of Variable Insurance Products Fund and the Shareholders of Money Market Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Portfolio, (a fund of Variable Insurance Products Fund) at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Money Market Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 12, 2004

Annual Report

Report of Independent Auditors

To the Trustees of Variable Insurance Products Fund III and the Shareholders of Mid Cap Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Mid Cap Portfolio (a fund of Variable Insurance Products Fund III) at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Mid Cap Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 13, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-221-5207.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1981, 1988, or 1994

Trustee of Variable Insurance Products Fund (1981), Variable Insurance Products Fund II (1988), and Variable Insurance Products Fund III (1994). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of VIP Asset Manager: Growth (2001), VIP Balanced (2001), VIP Growth & Income (2001), VIP Growth Opportunities (2001), VIP Investment Grade Bond (2001), VIP Mid Cap (2001), and VIP Money Market (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991 or 1994

Trustee of Variable Insurance Products Fund (1991), Variable Insurance Products Fund II (1991), and Variable Insurance Products Fund III (1994). Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987, 1988, or 1994

Trustee of Variable Insurance Products Fund (1987), Variable Insurance Products Fund II (1988), and Variable Insurance Products Fund III (1994). Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993 or 1994

Trustee of Variable Insurance Products Fund (1993), Variable Insurance Products Fund II (1993), and Variable Insurance Products Fund III (1994). Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001 or 2002

Trustee of Variable Insurance Products Fund (2001), Variable Insurance Products Fund II (2001), and Variable Insurance Products Fund III (2002). Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors (1998-1999) of Scudder Kemper Investments. In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Dwight D. Churchill (50)

Year of Election or Appointment: 1997 or 2000

Vice President of VIP Investment Grade Bond (1997) and VIP Money Market (2000). He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Bart A. Grenier (44)

Year of Election or Appointment: 2001 or 2002

Vice President of VIP Asset Manager: Growth (2001), VIP Balanced (2001), and VIP Growth & Income (2001). Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

John B. McDowell (45)

Year of Election or Appointment: 2002

Vice President of VIP Growth Opportunities and VIP Mid Cap. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Charles S. Morrison (43)

Year of Election or Appointment: 2002

Vice President of VIP Asset Manager: Growth, VIP Balanced, and VIP Investment Grade Bond. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (55)

Year of Election or Appointment: 2002

Vice President of VIP Asset Manager: Growth and VIP Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Thomas J. Allen (43)
Year of Election or Appointment: 2003 Vice President of VIP Mid Cap. Prior to assuming his current responsibilites, Mr. Allen worked as a research analyst and manager.
Bettina Doulton (39)

Year of Election or Appointment: 2000

Vice President of VIP Growth Opportunities. Ms. Doulton also serves as Vice President of another fund advised by FMR. Prior to assuming her current responsibilities, Ms. Doulton managed a variety of Fidelity funds.

Richard C. Habermann (63)

Year of Election or Appointment: 2001

Vice President of VIP Asset Manager: Growth. Mr. Habermann also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Habermann managed a variety of Fidelity funds.

Frederick D. Hoff, Jr. (39)

Year of Election or Appointment: 2003

Vice President of VIP Asset Manager: Growth. Mr. Hoff also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Hoff worked as a portfolio manager.

Charles Mangum (39)

Year of Election or Appointment: 2002

Vice President of VIP Asset Manager: Growth. Mr. Mangum also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Mangum managed a variety of Fidelity funds.

James K. Miller (40)

Year of Election or Appointment: 2003

Vice President of VIP Money Market. Mr. Miller also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Miller worked as a taxable credit analyst and manager.

Ford O'Neil (41)

Year of Election or Appointment: 2001

Vice President of VIP Asset Manager: Growth, VIP Balanced, and VIP Investment Grade Bond. Mr. O'Neil also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. O'Neil managed a variety of Fidelity funds.

Louis Salemy (42)

Year of Election or Appointment: 2000 or 2002

Vice President of VIP Balanced (2002) and VIP Growth & Income (2000). Mr. Salemy also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Salemy managed a variety of Fidelity funds.

John J. Todd (54)
Year of Election or Appointment: 1996 Vice President of VIP Asset Manager: Growth. Mr. Todd also serves as Vice President of other funds advised by FMR.
Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of VIP Asset Manager: Growth, VIP Balanced, VIP Growth & Income, VIP Growth Opportunities, VIP Investment Grade Bond, VIP Mid Cap, and VIP Money Market. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)

Year of Election or Appointment: 2003

Assistant Secretary of VIP Asset Manager: Growth, VIP Balanced, VIP Growth & Income, VIP Growth Opportunities, VIP Investment Grade Bond, VIP Mid Cap, and VIP Money Market. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Maria F. Dwyer (45)

Year of Election or Appointment: 2002

President and Treasurer of VIP Asset Manager: Growth, VIP Balanced, VIP Growth & Income, VIP Growth Opportunities, VIP Investment Grade Bond, VIP Mid Cap, and VIP Money Market. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of VIP Asset Manager: Growth, VIP Balanced, VIP Growth & Income, VIP Growth Opportunities, VIP Investment Grade Bond, VIP Mid Cap, and VIP Money Market. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Jennifer S. Taub (37)

Year of Election or Appointment: 2003

Assistant Vice President of VIP Investment Grade Bond and VIP Money Market. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Asset Manager: Growth, VIP Balanced, VIP Growth & Income, VIP Growth Opportunities, VIP Investment Grade Bond, VIP Mid Cap, and VIP Money Market. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)

Year of Election or Appointment: 1986, 1988, 1995, 1996, or 1998

Assistant Treasurer of VIP Asset Manager: Growth (1995), VIP Balanced (1995), VIP Growth & Income (1996), VIP Growth Opportunities (1995), VIP Investment Grade Bond (1988), VIP Mid Cap (1998), and VIP Money Market (1986). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of VIP Asset Manager: Growth, VIP Balanced, VIP Growth & Income, VIP Growth Opportunities, VIP Investment Grade Bond, VIP Mid Cap, and VIP Money Market. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)

Year of Election or Appointment: 2002

Assistant Treasurer of VIP Asset Manager: Growth, VIP Balanced, VIP Growth & Income, VIP Growth Opportunities, VIP Investment Grade Bond, VIP Mid Cap, and VIP Money Market. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (45)

Year of Election or Appointment: 1996, 1998, or 2000

Assistant Treasurer of VIP Money Market (1996), VIP Investment Grade Bond (1998), VIP Asset Manager: Growth (2000), VIP Balanced (2000), VIP Growth & Income (2000), VIP Growth Opportunities (2000), and VIP Mid Cap (2000). Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Investment Grade Bond Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Initial Class	2/13/04	2/13/04	$0.57	$0.41
Service Class	2/13/04	2/13/04	$0.58	$0.41
Service Class 2	2/13/04	2/13/04	$0.55	$0.41

A percentage of the dividends distributed during the fiscal year for the following fund was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Balanced	9.96%

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Asset Manager: Growth
Initial Class	37%
Service Class	39%
Service Class 2	39%
Balanced
Initial Class	25%
Service Class	26%
Service Class 2	28%
Growth & Income
Initial Class	92%
Service Class	99%
Service Class 2	100%
Growth Opportunities
Initial Class	100%
Service Class	100%
Service Class 2	100%
Mid Cap
Initial Class	100%
Service Class	100%
Service Class 2	100%

The funds will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Asset Manager: Growth, Balanced,
Growth & Income, Growth Opportunities,
and Mid Cap Portfolios

Fidelity Investments Money Management, Inc.
Asset Manager: Growth, Balanced,
Investment Grade Bond, and Money Market Portfolios

Fidelity Management & Research (U.K.) Inc.
Asset Manager: Growth, Balanced, Growth & Income,
Growth Opportunities, and Mid Cap Portfolios

Fidelity Management & Research (Far East) Inc.
Asset Manager: Growth, Balanced, Growth & Income,
Growth Opportunities, and Mid Cap Portfolios

Fidelity Investments Japan Limited
Asset Manager: Growth, Balanced, Growth & Income,
Growth Opportunities, and Mid Cap Portfolios

Fidelity International Investment Advisors
Asset Manager: Growth, Balanced, Growth & Income,
Growth Opportunities, Investment Grade Bond, Mid Cap
and Money Market Portfolios

Fidelity International Investment Advisors (U.K.) Limited
Asset Manager: Growth, Balanced, Growth & Income,
Growth Opportunities, Investment Grade Bond, Mid Cap
and Money Market Portfolios

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York, New York, NY
Investment Grade Bond and Money Market Portfolios

JPMorgan Chase Bank, New York, NY
Asset Manager: Growth, Balanced,
and Growth & Income Portfolios
Brown Brothers Harriman & Co., Boston, MA
Mid Cap Portfolio

Mellon Bank, N.A., Pittsburgh, PA
Growth Opportunities Portfolio

VIPGRP2-ANN-0204
1.768593.102

Item 2. Code of Ethics

As of the end of the period, December 31, 2003, Variable Insurance Products Fund III (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles and Donald J. Kirk are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Knowles and Mr. Kirk are each independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

a) Audit Fees.

For the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Mid Cap Portfolio (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2003A	2002A
Mid Cap Portfolio	$26,000	$22,000
All funds in the Fidelity Group of Funds audited by PwC	$10,600,000	$7,900,000
A	Aggregate amounts may reflect rounding.

For the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Aggressive Growth Portfolio, Balanced Portfolio, Dynamic Capital Appreciation Portfolio, Growth & Income Portfolio, Value Strategies Portfolio, and Growth Opportunities Portfolio (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2003A	2002A
Aggressive Growth Portfolio	$36,000	$15,000
Balanced Portfolio	$46,000	$21,000
Dynamic Capital Appreciation Portfolio	$24,000	$18,000
Growth & Income Portfolio	$28,000	$20,000
Value Strategies Portfolio	$23,000	$18,000
Growth Opportunities Portfolio	$27,000	$20,000
All funds in the Fidelity Group of Funds audited by Deloitte	$4,500,000	$1,900,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2003A, B	2002 A, B
Mid Cap Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Audit-Related Fees billed by Deloitte for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2003A, B	2002 A, B
Aggressive Growth Portfolio	$0	$0
Balanced Portfolio	$0	$0
Dynamic Capital Appreciation Portfolio	$0	$0
Growth & Income Portfolio	$0	$0
Value Strategies Portfolio	$0	$0
Growth Opportunities Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Audit-Related Fees that were billed by PwC and Deloitte that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2003 A, B	2002A, B
PwC	$50,000	$0
Deloitte	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent accountant. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2003A, B	2002A, B
Mid Cap Portfolio	$1,900	$1,800
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Tax Fees billed by Deloitte for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2003A, B	2002A, B
Aggressive Growth Portfolio	$3,800	$3,500
Balanced Portfolio	$4,000	$3,200
Dynamic Capital Appreciation Portfolio	$3,800	$3,000
Growth & Income Portfolio	$4,000	$3,200
Value Strategies Portfolio	$3,500	$3,100
Growth Opportunities Portfolio	$4,000	$3,200
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Tax Fees billed by PwC and Deloitte that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2003A, B	2002A, B
PwC	$0	$0
Deloitte	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the fund is shown in the table below.

Fund	2003A, B	2002A, B
Mid Cap Portfolio	$2,500	$1,800
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Other Fees billed by Deloitte for all other non-audit services rendered to the funds is shown in the table below.

Fund	2003A, B	2002A, B
Aggressive Growth Portfolio	$0	$0
Balanced Portfolio	$0	$0
Dynamic Capital Appreciation Portfolio	$0	$0
Growth & Income Portfolio	$0	$0
Value Strategies Portfolio	$0	$0
Growth Opportunities Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Other Fees billed by PwC and Deloitte that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2003A, B	2002A, B
PwC	$190,000	$150,000
Deloitte	$210,000	$640,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Audit Committee to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of each fund. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of each fund. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of each fund. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(f) According to PwC for the fiscal year ended December 31, 2003, the percentage of hours spent on the audit of the fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of PwC is as follows:

Fund	2003
Mid Cap Portfolio	0%

According to Deloitte for the fiscal year ended December 31, 2003, the percentage of hours spent on the audit of each fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of Deloitte is as follows:

Fund	2003
Aggressive Growth Portfolio	0%
Balanced Portfolio	0%
Dynamic Capital Appreciation Portfolio	0%
Growth & Income Portfolio	0%
Value Strategies Portfolio	0%
Growth Opportunities Portfolio	0%

(g) For the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate fees billed by PwC of $1,900,000A and $1,550,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2003A	2002A
Covered Services	$250,000	$150,000
Non-Covered Services	$1,650,000	$1,400,000

For the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate fees billed by Deloitte of $1,500,000A and $1,550,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2003A	2002A
Covered Services	$250,000	$650,000
Non-Covered Services	$1,250,000	$900,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC and Deloitte to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte in their audit of the funds, taking into account representations from PwC and Deloitte, in accordance with Independence Standards Board Standard No.1, regarding their independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	February 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	February 23, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	February 23, 2004